                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 26 (File No. 333-91691)                         [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 27 (File No. 811-07623) [X]
                        (Check appropriate box or boxes)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS Life of New York Variable Annuity Account)
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (previously IDS Life Insurance Company of New York)
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             ameriprise.com/variableannuities
             RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:


- AIM Variable Insurance Funds


- AllianceBernstein Variable Products Series Fund, Inc.


- American Century Variable Portfolios, Inc.


- Calvert Variable Series, Inc.


- Columbia Funds Variable Insurance Trust


- Credit Suisse Trust


- Eaton Vance Variable Trust


- Fidelity(R) Variable Insurance Products - Service Class


- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2


- Goldman Sachs Variable Insurance Trust (VIT)


- Janus Aspen Series: Service Shares


- Lazard Retirement Series, Inc.


- MFS(R) Variable Insurance Trust(SM)


- Neuberger Berman Advisers Management Trust


- Oppenheimer Variable Account Funds - Service Shares


- PIMCO Variable Insurance Trust (VIT)


- Putnam Variable Trust - Class IB Shares


- RiverSource(R) Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds


- Royce Capital Fund


- Third Avenue Variable Series Trust


- The Universal Institutional Funds, Inc.

    Van Kampen Life Investment Trust

- Wanger Advisors Trust


- Wells Fargo Variable Trust


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.


RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   1

RiverSource Life of NY and its affiliated insurance companies offer several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   6
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  11
FINANCIAL STATEMENTS........................................  11
THE VARIABLE ACCOUNT AND THE FUNDS..........................  11
THE FIXED ACCOUNT...........................................  28
BUYING YOUR CONTRACT........................................  29
CHARGES.....................................................  30
VALUING YOUR INVESTMENT.....................................  33
MAKING THE MOST OF YOUR CONTRACT............................  34
SURRENDERS..................................................  41
TSA -- SPECIAL PROVISIONS...................................  42
CHANGING OWNERSHIP..........................................  43
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  43
OPTIONAL BENEFIT............................................  44
THE ANNUITY PAYOUT PERIOD...................................  46
TAXES.......................................................  47
VOTING RIGHTS...............................................  50
SUBSTITUTION OF INVESTMENTS.................................  50
ABOUT THE SERVICE PROVIDERS.................................  51
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED).......  53
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  64


 2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the MAV and/or PN. The rider adds the terms of this optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective stated in the rider.



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   3

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefit")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of purchase payment surrendered.)

                                    SURRENDER CHARGE SCHEDULE
                   NUMBER OF COMPLETED YEARS FROM
                   DATE OF EACH PURCHASE PAYMENT   SURRENDER CHARGE PERCENTAGE
                                 0                       7%
                                 1                       7
                                 2                       7
                                 3                       6
                                 4                       5
                                 5                       4
                                 6                       2
                                 7                       0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                  ASSUMED INVESTMENT RATE
                                                                 3.50%                 5.00%
 Qualified annuity discount rate                                 4.72%                 6.22%
 Nonqualified annuity discount rate                              4.92%                 6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                  $   30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


OPTIONAL RIDER FEES


(As a percentage of the variable account contract value charged annually 60 days following the contract anniversary. The fee applies only if you elect the optional rider.)


 MAV RIDER FEE                                                                 0.15%
 PN RIDER FEE                                                   Maximum:    Current:
                                                                   0.20%       0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
 For nonqualified annuities                                      0.95%
 For qualified annuities                                         0.75%

 6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%            --%          0.27%               --%                   0.88%
 Series I Shares
 AIM V.I. Capital Development Fund,        0.75             --           0.31                --                 1.06(1)
 Series I Shares
 AIM V.I. Global Health Care Fund,         0.75           0.25           0.32              0.01                 1.33(1)
 Series II Shares
 AIM V.I. International Growth Fund,       0.71           0.25           0.36              0.01                 1.33(1)
 Series II Shares
 AllianceBernstein VPS Global              0.75           0.25           0.17                --                    1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth and          0.55           0.25           0.04                --                    0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75           0.25           0.06                --                    1.06
 Value Portfolio (Class B)
 American Century VP International,        1.20             --           0.01                --                    1.21
 Class I
 American Century VP Mid Cap Value,        0.90           0.25           0.01                --                    1.16
 Class II
 American Century VP Ultra(R) Class II     0.90           0.25           0.01                --                    1.16
 American Century VP Value, Class I        0.93             --           0.01                --                    0.94
 Calvert Variable Series, Inc. Social      0.70             --           0.20                --                    0.90
 Balanced Portfolio
 Columbia Marsico Growth Fund,             0.97             --           0.02                --                    0.99
 Variable Series, Class A
 Columbia Marsico International            1.02           0.25           0.12                --                    1.39
 Opportunities Fund, Variable Series,
 Class B
 Credit Suisse Trust - Commodity           0.50           0.25           0.28                --                 1.03(2)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core        0.70             --           0.58                --                 1.28(2)
 Portfolio
 Eaton Vance VT Floating-Rate Income       0.57           0.25           0.32                --                    1.14
 Fund
 Fidelity(R) VIP Contrafund(R)             0.56           0.25           0.09                --                    0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income           0.46           0.10           0.12                --                    0.68
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio         0.56           0.10           0.10                --                    0.76
 Service Class
 Fidelity(R) VIP Overseas Portfolio        0.71           0.10           0.14                --                    0.95
 Service Class
 FTVIPT Franklin Global Real Estate        0.75           0.25           0.31                --                 1.31(3)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51           0.25           0.15              0.02                 0.93(4)
 Securities Fund - Class 2
 FTVIPT Templeton Foreign Securities       0.63           0.25           0.14              0.02                 1.04(4)
 Fund - Class 2
 Goldman Sachs VIT Mid Cap Value           0.80             --           0.07                --                    0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small        0.75             --           0.20                --                 0.95(5)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.         0.65             --           0.07                --                 0.72(6)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global Technology      0.64           0.25           0.18              0.01                    1.08
 Portfolio: Service Shares
 Janus Aspen Series International          0.64           0.25           0.06                --                    0.95
 Growth Portfolio: Service Shares



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   7

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Janus Aspen Series Large Cap Growth       0.64%          0.25%          0.02%             0.01%                   0.92%
 Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth         0.64           0.25           0.04                --                    0.93
 Portfolio: Service Shares
 Lazard Retirement International           0.75           0.25           0.18                --                    1.18
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock             0.75           0.25           0.11                --                    1.11
 Series - Service Class
 MFS(R) New Discovery Series - Service     0.90           0.25           0.11                --                    1.26
 Class
 MFS(R) Utilities Series - Service         0.75           0.25           0.10                --                 1.10(7)
 Class
 Neuberger Berman Advisers Management      1.14           0.25           0.17                --                 1.56(8)
 Trust International Portfolio (Class
 S)
 Oppenheimer Global Securities             0.62           0.25           0.02                --                    0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.70           0.25           0.02                --                    0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.57           0.25           0.02              0.02                 0.86(9)
 Service Shares
 PIMCO VIT All Asset Portfolio,            0.18           0.25           0.25              0.69                1.37(10)
 Advisor Share Class
 Putnam VT International New               1.00           0.25           0.17                --                1.42(11)
 Opportunities Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB           0.65           0.25           0.11                --                    1.01
 Shares
 Royce Capital Fund - Micro-Cap            1.25             --           0.06                --                    1.31
 Portfolio, Investment Class
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.76                1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.64                1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.70                1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.73                1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.67                1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable     0.70           0.13           0.16                --                0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable     0.83           0.13           1.13                --                2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable     0.97           0.13           0.18                --                1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable              0.53           0.13           0.14                --                    0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable              0.33           0.13           0.14                --                    0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable              0.45           0.13           0.16                --                    0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.14                --                    0.86
 Portfolio - Diversified Equity Income
 Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.19                --                1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable              0.44           0.13           0.17                --                0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable              0.60           0.13           0.16                --                    0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.15                --                    0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable              0.61           0.13           0.17                --                    0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.36                --                1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable              0.73           0.13           0.17                --                1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable              0.22           0.13           0.17                --                0.52(13)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable              0.48           0.13           0.18                --                    0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.20                --                1.01(13)
 Portfolio - Small Cap Advantage Fund
 RVST Threadneedle(R) Variable             1.11           0.13           0.26                --                    1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable             0.69           0.13           0.19                --                    1.01
 Portfolio - International Opportunity
 Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity
 Fund)
 Third Avenue Value Portfolio              0.90             --           0.27                --                    1.17


 8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Van Kampen Life Investment Trust          0.56%          0.25%          0.03%               --%                   0.84%
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85           0.35           0.38                --                    1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75           0.35           0.35                --                    1.45(14)
 Portfolio, Class II Shares
 Wanger International Small Cap            0.88             --           0.11                --                    0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies             0.90             --           0.05                --                    0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)
 Wells Fargo Advantage VT Asset            0.55           0.25           0.22                --                    1.02(15)
 Allocation Fund
 Wells Fargo Advantage VT                  0.75           0.25           0.43                --                    1.43(15)
 International Core Fund
 Wells Fargo Advantage VT Small Cap        0.75           0.25           0.23                --                    1.23(15)
 Growth Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.


(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.


(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. This waiver may be modified or terminated at any time at the option of the Investment Adviser. After fee waivers and expense reductions net expenses would be 0.90% for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(8) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(10) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   9
      funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV and PN. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT OR
                                           IF YOU SURRENDER YOUR CONTRACT AT THE         IF YOU SELECT AN ANNUITY PAYOUT PLAN AT
                                            END OF THE APPLICABLE TIME PERIOD:           THE END OF THE APPLICABLE TIME PERIOD:
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 NONQUALIFIED ANNUITY                      $1,050   $1,765    $2,302     $3,744          $350      $1,065     $1,802     $3,744
 QUALIFIED ANNUITY                         1,029     1,705     2,203      3,557           329       1,005      1,703      3,557


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select the optional benefit. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT OR
                                           IF YOU SURRENDER YOUR CONTRACT AT THE         IF YOU SELECT AN ANNUITY PAYOUT PLAN AT
                                            END OF THE APPLICABLE TIME PERIOD:           THE END OF THE APPLICABLE TIME PERIOD:
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 NONQUALIFIED ANNUITY                       $853    $1,175    $1,320     $1,792          $153       $475       $820      $1,792
 QUALIFIED ANNUITY                           832     1,112     1,213      1,566           132        412        713       1,566



* In these examples, the $30 contract administrative charge is approximated as a .022% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


 10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix.

We do not include condensed financial information for subaccounts that are new and have no activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   11
  subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


 Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

 The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

 12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   13

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series I   stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average growth and       subadvisers.
                              excellent prospects for future growth. The Fund
                              may also invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Global Health Care   Capital Growth. The fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.


 14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   15

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Credit Suisse Trust - Mid-    Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Cap Core Portfolio            equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
                              selection models rather than the more
                              traditional fundamental analysis approach.
                              Maintains investment attributes similar to those
                              of the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.


 16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class                         Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     Fidelity Management & Research Company
Portfolio Service Class       across different market sectors and maturities.   (FMR), investment manager; FMR U.K.,
                              Normally invests primarily in common stocks.      FMR Far East, sub- advisers.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class       primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   17

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 85% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalization of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $40 million and $4
                              billion. The Fund's investments are selected
                              using a variety of quantitative techniques,
                              derived from fundamental research including but
                              not limited to valuation, momentum,
                              profitability and earnings quality, in seeking
                              to maximize the Fund's expected return. The Fund
                              maintains risk, style, capitalization and
                              industry characteristics similar to the Russell
                              2000(R) Index. The Russell 2000(R) Index is an
                              index designed to represent an investable
                              universe of small cap companies. The Fund seeks
                              to maximize expected return while maintaining
                              these and other characteristics similar to the
                              benchmark.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital Management LLC
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets in equity securities of mid-sized
                              companies whose market capitalization falls, at
                              the time of initial purchase, in the 12-month
                              average of the capitalization ranges of the
                              Russell Midcap Growth Index. Market
                              capitalization is a commonly used measure of the
                              size and value of a company.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.


 20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
Royce Capital Fund -          Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Micro-Cap Portfolio,          in a broadly diversified portfolio of equity
Investment Class              securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests a small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


 22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.


 24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)


 26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger International.         circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger USA.                   circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital     Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to       adviser; Wells Capital Management
                              achieve the Portfolio's investment objective by   Incorporated, sub-adviser.
                              allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed income
                              securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in        Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that we   adviser; Wells Capital Management
                              believe have strong growth potential and offer    Incorporated, sub-adviser.
                              good value relative to similar investments. We
                              invest primarily in developed countries, but may
                              invest in emerging markets.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in

 28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments.


We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.


If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:

     $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   29

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

     $100,000 for ages through 85

     $50,000 for ages 86 to 89

(2) These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").


We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.



We pay for the credit primarily through lower costs associated with larger sized contracts, including, lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

 30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.15% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.


If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.


PN RIDER FEE



We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your variable account contract value less any excluded accounts. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts less any excluded accounts, in the same proportion your interest in each subaccount bears to your total variable account contract value less any excluded accounts (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA).

The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; and

- current contract earnings.

   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   31

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

              NUMBER OF COMPLETED YEARS FROM
               DATE OF EACH PURCHASE PAYMENT                                 SURRENDER CHARGE PERCENTAGE
                             0                                                            7%
                             1                                                            7
                             2                                                            7
                             3                                                            6
                             4                                                            5
                             5                                                            4
                             6                                                            2
                             7                                                            0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT
   REQUESTED                $1,000
------------------- OR      -------      = $1,075.27
1.00 - SURRENDER              .93
CHARGE

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                     ASSUMED INVESTMENT RATE
                                                                3.50%                       5.00%
 Qualified annuity discount rate                                4.72%                       6.22%
 Nonqualified annuity discount rate                             4.92%                       6.42%

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

 32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER
 CHARGE                             EXPLANATION
  $  0      $2,500 is contract earnings surrendered without charge; and
     0      $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
            (from above).
            (10% x $28,000) = $2,800 - $2,500 = $300
     0      $10,000 purchase payment was received eight or more years
            before surrender and is surrendered without surrender
            charge; and
   480      $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
   420      $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of
            purchase payment.
  ----
  $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*; and

- death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;


- minus any prorated portion of the contract administrative charge;



- minus any prorated portion of the MAV rider fee (if selected); and



- minus any prorated portion of the PN rider fee (if selected).



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   33

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:


- a prorated portion of the contract administrative charge;



- a prorated portion of the MAV rider fee (if selected); and/or



- a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.


 34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...

                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             Jun                    100                       18                       5.56
                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.


ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be no more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



Different rules apply to asset rebalancing under the Portfolio Navigator program. (see "Portfolio Navigator Asset Allocation Program" below)



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).



The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.



You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.



You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.



You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   35

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.



Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.


 36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   37

PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while a PN model is in effect.


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.



There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

 38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THE CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, the dollar-cost averaging and asset rebalancing programs that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;


- not accepting telephone or electronic transfer requests;



- requiring a minimum time period between each transfer;


- not accepting transfer requests of an agent acting under power of attorney.


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   39
activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

 40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If a PN program is in effect, you are not allowed to set up automated transfers.


MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance
Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   41
cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


 42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.

                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV

  PS = the partial surrender including any applicable surrender charge.

  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   43

- During the second contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:
         The contract value on the most recent sixth contract anniversary:                   $30,000.00
         plus purchase payments made since that anniversary:                                      +0.00
         minus adjusted partial surrenders taken since that anniversary calculated as:
          $1,500 x $30,000
         ------------------                                                                   -1,607.14
              $28,000                                                                        ----------
         for a death benefit of:                                                             $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2 the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2 we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFIT

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional

 44 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.


If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:                                 $24,000
         plus purchase payments made since that anniversary:                                         +0
         minus adjusted partial surrenders, calculated as:
          $1,500 x $24,000
         ------------------  =                                                                   -1,636
              $22,000                                                                           -------
         for a death benefit of:                                                                $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contact as the contact owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   45

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the

 46 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will be either 4.92% or 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   47

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible


 48 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   49

OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable); for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

 50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   51

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


 52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                          2007      2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.69    $0.65    $0.60    $0.57    $0.44    $0.59    $0.78    $1.00
Accumulation unit value at end of period                     $0.77    $0.69    $0.65    $0.60    $0.57    $0.44    $0.59    $0.78
Number of accumulation units outstanding at end of period
  (000 omitted)                                                702      821      930    1,017      936      912      897      310
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.30    $1.13    $1.03    $0.90    $0.67    $0.86    $0.94    $1.00
Accumulation unit value at end of period                     $1.43    $1.30    $1.13    $1.03    $0.90    $0.67    $0.86    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                507      646      694      711      742      772      716      256
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                419    1,896       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period               $1.39    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.57    $1.39    $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,450       32       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period               $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.36    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                363      746      160       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $1.30    $1.12    $1.08    $0.98    $0.74    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,669   10,042   10,828    9,073    5,594    2,924      307       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period                     $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,635   11,404    9,163    4,351    2,161      643       38       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of period               $1.03    $0.83    $0.74    $0.65    $0.53    $0.66    $0.95    $1.00
Accumulation unit value at end of period                     $1.21    $1.03    $0.83    $0.74    $0.65    $0.53    $0.66    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                718      801    1,011    1,182    1,240    1,036    1,028      298
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,100       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period               $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                920    4,333      941       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of period               $1.95    $1.66    $1.59    $1.40    $1.10    $1.26    $1.13    $1.00
Accumulation unit value at end of period                     $1.84    $1.95    $1.66    $1.59    $1.40    $1.10    $1.26    $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,098    1,260    1,395    1,239    1,293    1,194      924        5
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93    $1.00
Accumulation unit value at end of period                     $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,519    1,455    1,195      895      475      348      124       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,279    7,246       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   53

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,950    3,548       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period               $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                752    2,782       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $0.85    $0.84    $0.80    $0.71    $0.50    $0.71    $0.85    $1.00
Accumulation unit value at end of period                     $0.95    $0.85    $0.84    $0.80    $0.71    $0.50    $0.71    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                118      249      281      310      309      338      410      106
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,237    6,662       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,371   14,295       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $1.10    $0.98    $0.92    $0.87    $0.71    $0.86    $0.95    $1.00
Accumulation unit value at end of period                     $1.22    $1.10    $0.98    $0.92    $0.87    $0.71    $0.86    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,257    2,651    3,096    3,183    3,179    2,833    2,740      347
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $1.91    $1.71    $1.46    $1.18    $0.86    $0.96    $1.00    $1.00
Accumulation unit value at end of period                     $2.19    $1.91    $1.71    $1.46    $1.18    $0.86    $0.96    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,617    2,925    3,232    3,218    2,990    2,759    2,533      462
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $1.25    $1.07    $0.91    $0.80    $0.57    $0.72    $0.92    $1.00
Accumulation unit value at end of period                     $1.46    $1.25    $1.07    $0.91    $0.80    $0.57    $0.72    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                796    1,016    1,064    1,166      780      832      763      145
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04    $1.00
Accumulation unit value at end of period                     $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,585    8,096    9,097    7,490    4,889    2,603    1,003      137
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09    $1.00
Accumulation unit value at end of period                     $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,553    5,190    5,121    3,861    2,159    1,333      350       18
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period               $1.71    $1.42    $1.30    $1.10    $0.84    $1.00       --       --
Accumulation unit value at end of period                     $1.96    $1.71    $1.42    $1.30    $1.10    $0.84       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                199      252      386      418      252      203       --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11    $1.00
Accumulation unit value at end of period                     $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,658   10,266   10,617    6,770    4,304    2,280      796       37
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.65    $1.48    $1.41    $1.22    $0.84    $1.00    $0.96    $1.00
Accumulation unit value at end of period                     $1.37    $1.65    $1.48    $1.41    $1.22    $0.84    $1.00    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                162      240      294      435      382      417      442      103
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91    $1.00
Accumulation unit value at end of period                     $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,779   10,535   11,511    4,998    3,397    2,661    1,788      266
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71    $1.00
Accumulation unit value at end of period                     $0.54    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,368    1,138    1,248    1,311    1,434    1,198    1,061      219
---------------------------------------------------------------------------------------------------------------------------------


 54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.46    $1.00    $0.77    $0.65    $0.49    $0.66    $0.87    $1.00
Accumulation unit value at end of period                     $1.85    $1.46    $1.00    $0.77    $0.65    $0.49    $0.66    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,011    4,995    5,056    5,176    4,688    3,862    2,494      539
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,417       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.59    $0.52    $0.47    $0.39    $0.29    $0.41    $0.69    $1.00
Accumulation unit value at end of period                     $0.71    $0.59    $0.52    $0.47    $0.39    $0.29    $0.41    $0.69
Number of accumulation units outstanding at end of period
  (000 omitted)                                                774      848    1,075    1,194    1,263    1,297    1,358      289
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00    $1.00
Accumulation unit value at end of period                     $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,939    3,395    3,903    3,187    2,168      777      352       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87    $1.00
Accumulation unit value at end of period                     $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,287    7,893    8,647    7,097    5,911    4,123    2,296      695
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90    $1.00
Accumulation unit value at end of period                     $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,572    4,031    4,783    5,498    5,373    4,442    2,760      479
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period               $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period                     $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,277    3,617    2,792    1,406      718      283      112       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,528    3,236       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.41    $1.21    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.49    $1.41    $1.21    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,032    3,158    1,793       45       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.30    $1.14    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.30    $1.14    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,233    1,204      468       15       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.11    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.11    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             30,934   20,585    9,132      152       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,560    9,475       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.08    $0.86    $0.73    $0.65    $0.49    $0.57    $0.81    $1.00
Accumulation unit value at end of period                     $1.21    $1.08    $0.86    $0.73    $0.65    $0.49    $0.57    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                879    1,026    1,234    1,386    1,585    1,662    1,676      404
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79    $1.00
Accumulation unit value at end of period                     $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,336    2,464    2,910    3,132    3,452    3,552    3,407      767
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of period               $2.45    $2.04    $1.84    $1.63    $1.10    $1.27    $0.99    $1.00
Accumulation unit value at end of period                     $2.53    $2.45    $2.04    $1.84    $1.63    $1.10    $1.27    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                577      703      808      831      831      789      653      155
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   55

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at the beginning of period           $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.09       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,024    7,764       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at the beginning of period           $1.20    $1.04    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.20    $1.04    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                377      381      339       45       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period                     $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,677    7,149    7,106    4,860    4,184    2,710      606       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95    $1.00
Accumulation unit value at end of period                     $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,567    2,359    2,268    2,153    1,566    1,122      988      129
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01    $1.00
Accumulation unit value at end of period                     $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,724   14,587   10,666   11,956   12,254   15,264   14,112    3,674
*The 7-day simple and compound yields for RVST RiverSource (R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.71% and 3.78%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period               $1.05    $1.02    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.05    $1.02    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,633    1,271      898       36       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource (R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource (R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02    $1.00
Accumulation unit value at end of period                     $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                             35,353   31,453   19,926   12,488   10,290    7,749    3,860      476
*At the close of business on March 7, 2008, RVST RiverSource (R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource (R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00    $1.00
Accumulation unit value at end of period                     $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                             25,064   25,790   17,139   10,241    4,410    2,358    1,089       17
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05    $1.00
Accumulation unit value at end of period                     $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,966    9,253    6,917    4,157    2,454    1,346      529       95
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,325   10,578    6,543       21       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77    $1.00
Accumulation unit value at end of period                     $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,651   12,217   13,724    6,535    5,159    3,200    2,185      741
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93    $1.00
Accumulation unit value at end of period                     $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                             12,510   14,822   16,084   14,646    9,939    5,182    2,596      465
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.11    $1.03    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.11    $1.03    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,770    6,653    1,815        6       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88    $1.00
Accumulation unit value at end of period                     $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                             17,373   19,411   11,370    2,982      815      363      339      110
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.27    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.25    $1.27    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                137      187       70       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,416    1,560    1,403    1,420      998      351       86       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period               $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.49    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,944    5,108      351       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92    $1.00
Accumulation unit value at end of period                     $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,782    8,282    8,983    9,237    6,233    3,963    2,214      129
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of period                     $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,083    9,055   10,771   11,923    9,919    8,720    2,737      252
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95    $1.00
Accumulation unit value at end of period                     $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,938    2,442    3,007    2,896    1,716      913      440       65
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88    $1.00
Accumulation unit value at end of period                     $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,347    3,067    2,792      711      217      149      100        7
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91    $1.00
Accumulation unit value at end of period                     $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,990    3,257    3,145    2,082      359      191      182       13
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $2.44    $2.12    $1.86    $1.57    $1.11    $1.25    $1.11    $1.00
Accumulation unit value at end of period                     $2.30    $2.44    $2.12    $1.86    $1.57    $1.11    $1.25    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,123    1,416    1,537    1,606    1,714    1,631    1,463      193
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.23    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.23    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,798   13,974   10,069       65       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.23    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.23       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,291    2,781       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,294    2,389       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/29/2000)
Accumulation unit value at beginning of period               $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80    $1.00
Accumulation unit value at end of period                     $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,177   12,711   11,740    7,114    4,070    1,930      833      190
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   57

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/29/2000)
Accumulation unit value at beginning of period               $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03    $1.00
Accumulation unit value at end of period                     $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                             13,451   14,502   14,569   10,599    6,621    2,942      855       77
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,512    2,477    2,532    2,515    2,471    2,188    1,255       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00       --
Accumulation unit value at end of period                     $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,016    1,118    1,247    1,438      938      461       65       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period                     $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,522    1,762    1,473    1,593    1,080      587      140       --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.68    $0.65    $0.60    $0.57    $0.44    $0.59    $0.78    $1.00
Accumulation unit value at end of period                     $0.75    $0.68    $0.65    $0.60    $0.57    $0.44    $0.59    $0.78
Number of accumulation units outstanding at end of period
  (000 omitted)                                                948    1,117    1,181    1,364    1,417    1,542    1,628      576
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.11    $1.03    $0.90    $0.67    $0.86    $0.94    $1.00
Accumulation unit value at end of period                     $1.41    $1.29    $1.11    $1.03    $0.90    $0.67    $0.86    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                291      308      451      603      627      754    1,015      468
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                444      892       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period               $1.38    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.57    $1.38    $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,506       41       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period               $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.35    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                316      302       65       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,003    5,777    6,121    5,022    3,923    2,930      730       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period                     $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,875    6,633    5,012    2,202    1,112      400       29       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of period               $1.02    $0.82    $0.73    $0.64    $0.52    $0.66    $0.94    $1.00
Accumulation unit value at end of period                     $1.19    $1.02    $0.82    $0.73    $0.64    $0.52    $0.66    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,120    1,194    1,304    1,372    1,559    1,484    1,421      313
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,583       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period               $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                409    1,987      389       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of period               $1.93    $1.64    $1.58    $1.39    $1.09    $1.26    $1.13    $1.00
Accumulation unit value at end of period                     $1.81    $1.93    $1.64    $1.58    $1.39    $1.09    $1.26    $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,491    1,739    1,751    1,713    1,494    1,337    1,354       89
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93    $1.00
Accumulation unit value at end of period                     $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,765    1,878    1,638      959      544      311      289       15
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,387    3,929       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,019    1,770       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period               $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                789    1,558       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $0.84    $0.84    $0.79    $0.70    $0.50    $0.71    $0.85    $1.00
Accumulation unit value at end of period                     $0.93    $0.84    $0.84    $0.79    $0.70    $0.50    $0.71    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                253      308      395      404      459      476      669      312
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,603    3,669       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,730    7,042       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $1.08    $0.97    $0.91    $0.87    $0.71    $0.86    $0.95    $1.00
Accumulation unit value at end of period                     $1.20    $1.08    $0.97    $0.91    $0.87    $0.71    $0.86    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,885    3,369    3,780    3,892    3,776    3,442    3,397      402
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $1.89    $1.69    $1.45    $1.17    $0.85    $0.96    $1.00    $1.00
Accumulation unit value at end of period                     $2.16    $1.89    $1.69    $1.45    $1.17    $0.85    $0.96    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,903    3,269    3,605    3,582    3,450    3,017    3,118      439
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $1.24    $1.06    $0.90    $0.80    $0.56    $0.71    $0.92    $1.00
Accumulation unit value at end of period                     $1.44    $1.24    $1.06    $0.90    $0.80    $0.56    $0.71    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,174    1,258    1,169    1,245    1,023      973    1,046      148
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04    $1.00
Accumulation unit value at end of period                     $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,992    5,455    6,194    5,320    3,834    2,650    1,215      150
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08    $1.00
Accumulation unit value at end of period                     $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,284    3,540    3,470    2,522    1,628      986      410       56
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period               $1.69    $1.41    $1.29    $1.10    $0.84    $1.00       --       --
Accumulation unit value at end of period                     $1.94    $1.69    $1.41    $1.29    $1.10    $0.84       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                202      248      357      328      255       92       --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11    $1.00
Accumulation unit value at end of period                     $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,530    7,397    7,580    5,065    3,549    2,398    1,096      162
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   59

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.63    $1.47    $1.40    $1.21    $0.84    $1.00    $0.96    $1.00
Accumulation unit value at end of period                     $1.35    $1.63    $1.47    $1.40    $1.21    $0.84    $1.00    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                343      372      413      521      565      661      727      107
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91    $1.00
Accumulation unit value at end of period                     $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,998    7,046    7,488    4,379    2,692    2,301    1,422      202
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71    $1.00
Accumulation unit value at end of period                     $0.53    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,099    1,145    1,143    1,305    1,427    1,276    1,190      260
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.44    $0.99    $0.76    $0.65    $0.48    $0.66    $0.87    $1.00
Accumulation unit value at end of period                     $1.83    $1.44    $0.99    $0.76    $0.65    $0.48    $0.66    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,652    4,123    3,778    3,724    3,654    4,229    3,147      640
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,056       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.58    $0.52    $0.46    $0.39    $0.29    $0.41    $0.68    $1.00
Accumulation unit value at end of period                     $0.70    $0.58    $0.52    $0.46    $0.39    $0.29    $0.41    $0.68
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,038    1,226    1,353    1,509    1,785    2,305    2,460      682
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01    $1.00
Accumulation unit value at end of period                     $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,660    3,420    3,932    3,125    1,977      714      498       16
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87    $1.00
Accumulation unit value at end of period                     $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,602    4,618    5,560    5,021    4,726    4,234    3,342      685
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90    $1.00
Accumulation unit value at end of period                     $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,321    2,844    3,667    4,463    4,471    3,982    2,670      527
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period               $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period                     $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,729    2,801    2,287    1,297      759      512      218       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,809    1,600       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.41    $1.21    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.48    $1.41    $1.21    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,077    2,319    1,151       31       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.29    $1.14    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.29    $1.14    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,153      883      417       22       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.10    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.10    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             18,443   11,811    5,096       84       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,022    4,812       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.85    $0.73    $0.65    $0.49    $0.57    $0.81    $1.00
Accumulation unit value at end of period                     $1.19    $1.06    $0.85    $0.73    $0.65    $0.49    $0.57    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                825      974    1,151    1,237    1,460    1,724    2,087      686
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79    $1.00
Accumulation unit value at end of period                     $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,249    1,563    2,018    2,390    2,773    3,507    4,095    1,162
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of period               $2.42    $2.02    $1.82    $1.62    $1.10    $1.27    $0.99    $1.00
Accumulation unit value at end of period                     $2.49    $2.42    $2.02    $1.82    $1.62    $1.10    $1.27    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                692      780      875      985    1,056      940      853      210
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $1.08    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.08       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,261    3,580       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $1.19    $1.04    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.25    $1.19    $1.04    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                147      142      161       42       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period                     $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,855    4,430    4,724    3,930    3,089    2,209      628       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95    $1.00
Accumulation unit value at end of period                     $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,079    1,672    1,877    1,818    1,979    1,811    1,468      387
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01    $1.00
Accumulation unit value at end of period                     $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,036   11,540    7,130    8,287   10,038   12,020   13,646    4,153
*The 7-day simple and compound yields for RVST RiverSource (R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.52% and 3.59%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.01    $1.00    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.04    $1.01    $1.00       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,335      895      601        8       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource (R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource (R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02    $1.00
Accumulation unit value at end of period                     $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                             24,395   21,045   15,251   10,446    8,654    7,278    4,119      600
*At the close of business on March 7, 2008, RVST RiverSource (R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource (R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00    $1.00
Accumulation unit value at end of period                     $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                             17,673   17,788   12,648    8,024    4,235    2,480    1,303       83
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05    $1.00
Accumulation unit value at end of period                     $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,970    6,731    5,648    3,777    2,836    1,944    1,001      174
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.03    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.04    $1.03    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,970    5,558    3,131      218       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   61

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77    $1.00
Accumulation unit value at end of period                     $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,041    7,585    8,017    3,588    4,296    2,674    2,826    1,195
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93    $1.00
Accumulation unit value at end of period                     $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,346   11,919   13,288   12,815   10,123    5,961    3,548      577
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.10    $1.03    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.10    $1.03    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,644    3,835    1,067        1       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88    $1.00
Accumulation unit value at end of period                     $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,846   11,629    5,105    1,558      831      450      326       65
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.26    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.24    $1.26    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                137      175       76       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                907    1,092    1,256    1,359      811      401      184       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period               $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.48    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,137    2,846      247       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92    $1.00
Accumulation unit value at end of period                     $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,995    6,656    7,646    7,782    5,947    3,742    1,886      113
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03    $1.00
Accumulation unit value at end of period                     $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,227    7,765    9,250    9,832    9,828    8,010    4,050      474
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95    $1.00
Accumulation unit value at end of period                     $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,550    1,998    2,289    2,188    1,581      998      599      100
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88    $1.00
Accumulation unit value at end of period                     $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,342    2,078    1,792      593      234      195      107       12
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91    $1.00
Accumulation unit value at end of period                     $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,109    3,065    2,785    1,364      594      495      455      316
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $2.41    $2.10    $1.85    $1.56    $1.10    $1.25    $1.11    $1.00
Accumulation unit value at end of period                     $2.27    $2.41    $2.10    $1.85    $1.56    $1.10    $1.25    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,491    1,667    1,838    1,839    1,807    1,828    1,677      215
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.22    $1.06    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.18    $1.22    $1.06    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,924    6,990    4,754       97       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 62  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.22    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.22       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,324    1,445       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                495    1,082       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/29/2000)
Accumulation unit value at beginning of period               $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80    $1.00
Accumulation unit value at end of period                     $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,393    8,969    8,190    5,277    3,289    2,052    1,069      225
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/29/2000)
Accumulation unit value at beginning of period               $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02    $1.00
Accumulation unit value at end of period                     $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,982   11,009   11,377    8,711    6,164    3,595    1,227      128
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,175    2,018    1,925    2,001    2,040    1,735      698       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00       --
Accumulation unit value at end of period                     $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                475      510      530      551      564      375       97       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period                     $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,559    1,303    1,423    1,489    1,344      816      222       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   63

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements


 64  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   65

                       THIS PAGE LEFT BLANK INTENTIONALLY

 66  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   67

                       THIS PAGE LEFT BLANK INTENTIONALLY

 68  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   69

                       THIS PAGE LEFT BLANK INTENTIONALLY

 70  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   71

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


          RiverSource Distributors, Inc. (Distributor), Member FINRA.

 Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                          New York, Albany, New York.

  Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                       RiverSource Life Insurance Co. of


      New York is authorized to sell insurance and annuities in New York.



        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6471 K (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY
RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Variable Annuity and RiverSource Retirement Advisor Select Variable Annuity contracts are not currently being offered.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             ameriprise.com/variableannuities
             RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Pioneer Variable Contracts Trust (VCT), Class II Shares
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds


- The Universal Institutional Funds, Inc.

  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS   1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   7
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  14
FINANCIAL STATEMENTS........................................  14
THE VARIABLE ACCOUNT AND THE FUNDS..........................  14
THE FIXED ACCOUNT...........................................  32
BUYING YOUR CONTRACT........................................  32
CHARGES.....................................................  35
VALUING YOUR INVESTMENT.....................................  38
MAKING THE MOST OF YOUR CONTRACT............................  39
SURRENDERS..................................................  46
TSA -- SPECIAL PROVISIONS...................................  47
CHANGING OWNERSHIP..........................................  48
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  48
OPTIONAL BENEFITS...........................................  49
THE ANNUITY PAYOUT PERIOD...................................  51
TAXES.......................................................  52
VOTING RIGHTS...............................................  55
SUBSTITUTION OF INVESTMENTS.................................  55
ABOUT THE SERVICE PROVIDERS.................................  56
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED).......  58
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  81


 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the MAV and/or PN. The rider adds the terms of this optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS   3

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your
Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")


ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS   5
payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE
(Contingent deferred sales load as a percentage of purchase payment surrendered)

           NUMBER OF COMPLETED YEARS
           FROM DATE OF PURCHASE PAYMENT  SURRENDER CHARGE PERCENTAGE
                         0                             7%
                         1                             7
                         2                             7
                         3                             6
                         4                             5
                         5                             4
                         6                             2
                         7                             0

SURRENDER CHARGE FOR RAVA SELECT
(Contingent deferred sales load as a percentage of purchase payment surrendered)

           YEARS FROM CONTRACT DATE  SURRENDER CHARGE PERCENTAGE
                      1                           7%
                      2                           7
                      3                           7
                     Thereafter                   0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

                                                                      ASSUMED
                                                                  INVESTMENT RATE
                                                                 3.50%         5.00%
 Qualified annuity discount rate                                 4.72%         6.22%
 Nonqualified annuity discount rate                              4.92%         6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                               $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


OPTIONAL RIDER FEES


(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)

 MAV RIDER FEE                                                 0.25%*

*    For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.


 PN RIDER FEE                                                                              Maximum: 0.20%    Current: 0.10%



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS   7

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:                               RAVA ADVANTAGE    RAVA SELECT
 For nonqualified annuities                                      0.95%            1.20%
 For qualified annuities                                         0.75%            1.00%

 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT FOR THE LAST FISCAL YEAR YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%          0.25%          0.27%               --%                   1.13%
 Series II Shares
 AIM V.I. Capital Development Fund,        0.75           0.25           0.31                --                    1.31(1)
 Series II Shares
 AIM V.I. Dynamics Fund, Series I          0.75             --           0.36                --                    1.11
 Shares
 AIM V.I. Financial Services Fund,         0.75             --           0.36                --                    1.11
 Series I Shares
 AIM V.I. Global Health Care Fund,         0.75           0.25           0.32              0.01                    1.33(1)
 Series II Shares
 AIM V.I. International Growth Fund,       0.71           0.25           0.36              0.01                    1.33(1)
 Series II Shares
 AIM V.I. Technology Fund, Series I        0.75             --           0.35              0.01                    1.11
 Shares
 AllianceBernstein VPS Global              0.75           0.25           0.17                --                    1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth and          0.55           0.25           0.04                --                    0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75           0.25           0.06                --                    1.06
 Value Portfolio (Class B)
 American Century VP International,        1.10           0.25           0.01                --                    1.36
 Class II
 American Century VP Mid Cap Value,        0.90           0.25           0.01                --                    1.16
 Class II
 American Century VP Ultra(R), Class       0.90           0.25           0.01                --                    1.16
 II
 American Century VP Value, Class II       0.83           0.25           0.01                --                    1.09
 Calvert Variable Series, Inc. Social      0.70             --           0.20                --                    0.90
 Balanced Portfolio
 Columbia Marsico Growth Fund,             0.97             --           0.02                --                    0.99
 Variable Series, Class A
 Columbia Marsico International            1.02           0.25           0.12                --                    1.39
 Opportunities Fund, Variable Series,
 Class B
 Credit Suisse Trust - Commodity           0.50           0.25           0.28                --                    1.03(2)
 Return Strategy Portfolio
 Eaton Vance VT Floating-Rate Income       0.57           0.25           0.32                --                    1.14
 Fund
 Evergreen VA Fundamental Large Cap        0.58           0.25           0.17                --                    1.00
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)             0.56           0.25           0.09                --                    0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income           0.46           0.25           0.12                --                    0.83
 Portfolio Service Class 2
 Fidelity(R) VIP Mid Cap Portfolio         0.56           0.25           0.10                --                    0.91
 Service Class 2
 Fidelity(R) VIP Overseas Portfolio        0.71           0.25           0.14                --                    1.10
 Service Class 2
 FTVIPT Franklin Global Real Estate        0.75           0.25           0.31                --                    1.31(3)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51           0.25           0.15              0.02                    0.93(4)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities           0.59           0.25           0.13                --                    0.97
 Fund - Class 2
 Goldman Sachs VIT Mid Cap Value           0.80             --           0.07                --                    0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S.         0.65             --           0.07                --                    0.72(5)
 Equity Fund - Institutional Shares



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Janus Aspen Series Global Technology      0.64%          0.25%          0.18%             0.01%                   1.08%
 Portfolio: Service Shares
 Janus Aspen Series International          0.64           0.25           0.06                --                    0.95
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap Growth       0.64           0.25           0.02              0.01                    0.92
 Portfolio: Service Shares
 Lazard Retirement International           0.75           0.25           0.18                --                    1.18
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock             0.75           0.25           0.11                --                    1.11
 Series - Service Class
 MFS(R) New Discovery Series - Service     0.90           0.25           0.11                --                    1.26
 Class
 MFS(R) Utilities Series - Service         0.75           0.25           0.10                --                    1.10(6)
 Class
 Neuberger Berman Advisers Management      1.14           0.25           0.17                --                    1.56(7)
 Trust International Portfolio (Class
 S)
 Oppenheimer Global Securities             0.62           0.25           0.02                --                    0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.70           0.25           0.02                --                    0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.57           0.25           0.02              0.02                    0.86(8)
 Service Shares
 PIMCO VIT All Asset Portfolio,            0.18           0.25           0.25              0.69                    1.37(9)
 Advisor Share Class
 Pioneer Equity Income VCT                 0.65           0.25           0.05                --                    0.95
 Portfolio - Class II Shares
 Pioneer International Value VCT           0.85           0.25           0.32                --                    1.42
 Portfolio - Class II Shares
 Putnam VT Health Sciences                 0.70           0.25           0.13                --                    1.08
 Fund - Class IB Shares
 Putnam VT International Equity            0.73           0.25           0.11              0.01                    1.10
 Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB           0.65           0.25           0.11                --                    1.01
 Shares
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.76                    1.31(10)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.64                    1.19(10)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.70                    1.25(10)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.73                    1.28(10)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.67                    1.22(10)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable     0.70           0.13           0.16                --                    0.99(11)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable     0.83           0.13           1.13                --                    2.09(11)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable     0.97           0.13           0.18                --                    1.28(11)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable              0.53           0.13           0.14                --                    0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable              0.33           0.13           0.14                --                    0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable              0.45           0.13           0.16                --                    0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.14                --                    0.86
 Portfolio - Diversified Equity Income
 Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.19                --                    1.00(11)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable              0.44           0.13           0.17                --                    0.74(11)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable              0.60           0.13           0.16                --                    0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.15                --                    0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable              0.61           0.13           0.17                --                    0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.36                --                    1.08(11)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable              0.73           0.13           0.17                --                    1.03(11)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable              0.22           0.13           0.17                --                    0.52(11)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable              0.48           0.13           0.18                --                    0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.20                --                    1.01(11)
 Portfolio - Small Cap Advantage Fund


 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 RVST Threadneedle(R) Variable             1.11%          0.13%          0.26%               --%                   1.50%
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable             0.69           0.13           0.19                --                    1.01
 Portfolio - International Opportunity
 Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity
 Fund)
 Van Kampen Life Investment Trust          0.56           0.25           0.03                --                    0.84
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85           0.35           0.38                --                    1.58(12)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75           0.35           0.35                --                    1.45(12)
 Portfolio, Class II Shares
 Wanger International Small Cap            0.88             --           0.11                --                    0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies             0.90             --           0.05                --                    0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)
 Wells Fargo Advantage VT Asset            0.55           0.25           0.22                --                    1.02(13)
 Allocation Fund
 Wells Fargo Advantage VT                  0.75           0.25           0.43                --                    1.43(13)
 International Core Fund
 Wells Fargo Advantage VT Opportunity      0.73           0.25           0.20                --                    1.18(13)
 Fund
 Wells Fargo Advantage VT Small Cap        0.75           0.25           0.23                --                    1.23(13)
 Growth Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(6) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(7) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(8) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(9) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(10) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   11

(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(13) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the optional MAV and PN. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY           1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA Advantage                $1,060      $1,794      $2,350      $3,833             $360       $1,094      $1,850      $3,833
 RAVA Select                    1,086       1,872       1,975       4,065              386        1,172       1,975       4,065
QUALIFIED ANNUITY
 RAVA Advantage                $1,039      $1,734      $2,251      $3,648             $339       $1,034      $1,751      $3,648
 RAVA Select                    1,066       1,812       1,878       3,885              366        1,112       1,878       3,885


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY           1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA Advantage                 $853       $1,174      $1,318      $1,788             $153        $474        $818       $1,788
 RAVA Select                     879        1,255         955       2,073              179         555         955        2,073
QUALIFIED ANNUITY
 RAVA Advantage                 $832       $1,111      $1,211      $1,563             $132        $411        $711       $1,563
 RAVA Select                     859        1,192         849       1,853              159         492         849        1,853



* In these examples, the $30 contract administrative charge is approximated as a .019% charge for RAVA Advantage and .027% charge for RAVA Select. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   13

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in the Appendix.

We do not include condensed financial information for subaccounts that are new and do not have any activity as of the financial statements date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include the audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


 Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

 The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   15

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

UNLESS OUR ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
AIM V.I. Capital               Growth of capital. Invests principally in       Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II   common stocks of companies likely to benefit    advisory entities affiliated with
Shares                         from new or innovative products, services or    Invesco Aim Advisors, Inc.,
                               processes as well as those with above-average   subadvisers.
                               long-term growth and excellent prospects for
                               future growth. The Fund can invest up to 25%
                               of its total assets in foreign securities
                               that involve risks not associated with
                               investing solely in the United States.
AIM V.I. Capital Development   Long-term growth of capital. Invests            Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares         primarily in securities (including common       advisory entities affiliated with
                               stocks, convertible securities and bonds) of    Invesco Aim Advisors, Inc.,
                               small- and medium-sized companies. The Fund     subadvisers.
                               may invest up to 25% of its total assets in
                               foreign securities.
AIM V.I. Dynamics Fund,        Capital Growth. Invests at least 65% of its     Invesco Aim Advisors, Inc. adviser,
Series I Shares                net assets primarily in common stocks of        advisory entities affiliated with
                               mid-sized companies, companies included in      Invesco Aim Advisors, Inc.,
                               the Russell Midcap(R) Growth Index at the       subadvisers.
                               time of purchase. The Fund also has the
                               flexibility to invest in other types of
                               securities, including preferred stocks,
                               convertible securities and bonds.
AIM V.I. Financial Services    Capital Growth. Actively managed. Invests at    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares          least 80% of its net assets in the equity       advisory entities affiliated with
                               securities and equity- related instruments of   Invesco Aim Advisors, Inc.,
                               companies involved in the financial services    subadvisers.
                               sector. These companies include, but are not
                               limited to, banks, insurance companies,
                               investment and miscellaneous industries
                               (asset managers, brokerage firms, and
                               government-sponsored agencies and suppliers
                               to financial services companies).
AIM V.I. Global Health Care    Capital Growth. The Fund seeks to meet its      Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares         objective by investing, normally, at least      advisory entities affiliated with
                               80% of its assets in securities of health       Invesco Aim Advisors, Inc.,
                               care industry companies. The Fund may invest    subadvisers.
                               up to 20% of its total assets in companies
                               located in developing countries, i.e., those
                               countries that are in the initial stages of
                               their industrial cycles. The Fund may also
                               invest up to 5% of its total assets in
                               lower-quality debt securities, i.e., junk
                               bonds.
AIM V.I. International         Long-term growth of capital. Invests            Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II         primarily in a diversified portfolio of         advisory entities affiliated with
Shares                         international equity securities, whose          Invesco Aim Advisors, Inc.,
                               issuers are considered to have strong           subadvisers.
                               earnings momentum. The Fund may invest up to
                               20% of its total assets in security issuers
                               located in developing countries and in
                               securities exchangeable for or convertible
                               into equity securities of foreign companies.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   17

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
AIM V.I. Technology Fund,      Capital growth. The Fund is actively managed.   Invesco Aim Advisors, Inc. adviser,
Series I Shares                Invests at least 80% of its net assets in       advisory entities affiliated with
                               equity securities and equity-related            Invesco Aim Advisors, Inc.,
                               instruments of companies engaged in             subadvisers.
                               technology-related industries. These include,
                               but are not limited to, various applied
                               technologies, hardware, software,
                               semiconductors, telecommunications equipment
                               and services, and service-related companies
                               in information technology. Many of these
                               products and services are subject to rapid
                               obsolescence, which may lower the market
                               value of securities of the companies in this
                               sector.
AllianceBernstein VPS Global   Long-term growth of capital. The Fund invests   AllianceBernstein L.P.
Technology Portfolio (Class    at least 80% of its net assets in securities
B)                             of companies that use technology extensively
                               in the development of new or improved
                               products or processes. Invests in a global
                               portfolio of securities of U.S. and foreign
                               companies selected for their growth
                               potential.
AllianceBernstein VPS Growth   Long-term growth of capital. Invests            AllianceBernstein L.P.
and Income Portfolio (Class    primarily in the equity securities of
B)                             domestic companies that the Advisor deems to
                               be undervalued.
AllianceBernstein VPS          Long-term growth of capital. Invests            AllianceBernstein L.P.
International Value            primarily in a diversified portfolio of
Portfolio (Class B)            equity securities of established companies
                               selected from more than 40 industries and
                               from more than 40 developed and emerging
                               market countries.
American Century VP            Capital growth. Invests primarily in stocks     American Century Global Investment
International, Class II        of growing foreign companies in developed       Management, Inc.
                               countries.
American Century VP Mid Cap    Long-term capital growth with income as a       American Century Investment Management,
Value, Class II                secondary objective. Long-term capital growth   Inc.
                               with income as secondary objective. Invests
                               primarily in stocks of companies that
                               management believes are undervalued at the
                               time of purchase. The fund will invest at
                               least 80% of its assets in securities of
                               companies whose market capitalization at the
                               time of purchase is within the capitalization
                               range of the Russell 3000 Index, excluding
                               the largest 100 such companies.
American Century VP            Long-term capital growth. Analytical research   American Century Investment Management,
Ultra(R), Class II             tools and techniques are used to identify the   Inc.
                               stocks of larger-sized companies that appear
                               to have the best opportunity of sustaining
                               long-term above average growth.
American Century VP Value,     Long-term capital growth, with income as a      American Century Investment Management,
Class II                       secondary objective. Invests primarily in       Inc.
                               stocks of companies that management believes
                               to be undervalued at the time of purchase.


 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Calvert Variable Series,       Competitive total return through actively       Calvert Asset Management Company, Inc.,
Inc. Social Balanced           managed portfolio of stocks, bonds and money    adviser. SSgA Funds Management, Inc.
Portfolio                      market instruments which offer income and       and New Amsterdam Partners, LLP,
                               capital growth opportunity and which satisfy    subadvisers on equity portion; no
                               Portfolio's investment and social criteria.     subadviser on fixed-income portion.
                               Typically invests about 60% of net assets in
                               stocks (primarily common stocks of U.S.
                               large-cap companies) and 40% in investment
                               grade bonds and other fixed-income
                               investments. Investments must be consistent
                               with Portfolio's current financial and social
                               criteria.
Columbia Marsico Growth        Long-term growth of capital. Under normal       Columbia Management Advisors, LLC,
Fund, Variable Series, Class   circumstances, the Fund invests primarily in    adviser; Marsico Capital Management,
A                              equity securities of large-capitalization       LLC, sub-adviser.
                               companies that have market capitalizations of
                               $5 billion or more at the time of purchase.
                               The Fund generally holds a core position of
                               between 35 and 50 common stocks. It may hold
                               up to 25% of total assets in foreign
                               securities, including in emerging market
                               securities.
Columbia Marsico               Long-term growth of capital. Under normal       Columbia Management Advisors, LLC,
International Opportunities    circumstances, the Fund invests at least 65%    adviser; Marsico Capital Management,
Fund, Variable Series, Class   of total assets in common stocks of foreign     LLC, sub-adviser.
B                              companies. The Fund may invest in companies
                               of any size throughout the world that are
                               selected for their long-term growth
                               potential. The Fund normally invests in
                               issuers from at least three different
                               countries not including the United States.
                               The Fund may invest in common stocks of
                               companies operating in or economically tied
                               to emerging markets countries. Some issuers
                               or securities in the Fund's portfolio may be
                               based in or economically tied to the United
                               States.
Credit Suisse Trust -          Total Return. Invests in commodity-linked       Credit Suisse Asset Management, LLC
Commodity Return Strategy      derivative instruments backed and
Portfolio                      fixed-income securities. The portfolio
                               invests in commodity-linked derivative
                               instruments, such as commodity-linked notes,
                               swap agreements, commodity options, futures
                               and options on futures that provide exposure
                               to the investment returns of the commodities
                               markets without investing directly in
                               physical commodities. The portfolio invests
                               all of its assets in commodity-linked
                               derivative instruments, such as structured
                               notes and swaps, and fixed-income securities,
                               subject to applicable IRS limits. The
                               portfolio may also gain exposure to commodity
                               markets by investing in the Credit Suisse
                               Cayman Commodity Fund II, a wholly owned
                               subsidiary of the Portfolio formed in the
                               Cayman Island.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   19

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Eaton Vance VT Floating-Rate   High level of current income. The Fund          Eaton Vance Management
Income Fund                    invests primarily in senior floating rate
                               loans ("Senior Loans"). Senior Loans
                               typically are of below investment grade
                               quality and have below investment grade
                               credit ratings, which ratings are associated
                               with securities having high risk, speculative
                               characteristics. The Fund invests at least
                               80% of its net assets in income producing
                               floating rate loans and other floating rate
                               debt securities. The Fund may also purchase
                               investment grade fixed income debt securities
                               and money market instruments. The Fund may
                               invest up to 25% of its total assets in
                               foreign securities and may engage in certain
                               hedging transactions. The Fund may purchase
                               derivative instruments, such as futures
                               contracts and options thereon, interest rate
                               and credit default swaps, credit linked notes
                               and currency hedging derivatives.
Evergreen VA Fundamental       Capital growth with the potential for current   Evergreen Investment Management
Large Cap Fund - Class 2       income. Invests primarily in common stocks of   Company, LLC
                               large U.S. companies whose market
                               capitalizations measured at time of purchase
                               fall within the market capitalization range
                               of the companies tracked by the Russell
                               1000(R) Index.
Fidelity(R) VIP                Long-term capital appreciation. Normally        Fidelity Management & Research Company
Contrafund(R) Portfolio        invests primarily in common stocks. Invests     (FMR), investment manager; FMR U.K. and
Service Class 2                in securities of companies whose value it       FMR Far East, sub- advisers.
                               believes is not fully recognized by the
                               public. Invests in either "growth" stocks or
                               "value" stocks or both. The fund invests in
                               domestic and foreign issuers.
Fidelity(R) VIP Growth &       High total return through a combination of      Fidelity Management & Research Company
Income Portfolio Service       current income and capital appreciation.        (FMR), investment manager; FMR U.K.,
Class 2                        Normally invests a majority of assets in        FMR Far East, sub- advisers.
                               common stocks with a focus on those that pay
                               current dividends and show potential for
                               capital appreciation. May invest in bonds,
                               including lower-quality debt securities, as
                               well as stocks that are not currently paying
                               dividends, but offer prospects for future
                               income or capital appreciation. Invests in
                               domestic and foreign issuers. The Fund
                               invests in either "growth" stocks or "value"
                               stocks or both.
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Normally invests   Fidelity Management & Research Company
Portfolio Service Class 2      primarily in common stocks. Normally invests    (FMR), investment manager; FMR U.K.,
                               at least 80% of assets in securities of         FMR Far East, sub- advisers.
                               companies with medium market capitalizations.
                               May invest in companies with smaller or
                               larger market capitalizations. Invests in
                               domestic and foreign issuers. The Fund
                               invests in either "growth" or "value" common
                               stocks or both.
Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests   Fidelity Management & Research Company
Portfolio Service Class 2      primarily in common stocks of foreign           (FMR), investment manager; FMR U.K.,
                               securities. Normally invests at least 80% of    FMR Far East, Fidelity International
                               assets in non-U.S. securities.                  Investment Advisors (FIIA) and FIIA
                                                                               U.K., sub-advisers.


 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
FTVIPT Franklin Global Real    High total return. The Fund normally invests    Franklin Templeton Institutional, LLC
Estate Securities              at least 80% of its net assets in investments
Fund - Class 2                 of companies located anywhere in the world
                               that operate in the real estate sector and
                               normally invests predominantly in equity
                               securities.
FTVIPT Franklin Small Cap      Long-term total return. The Fund normally       Franklin Advisory Services, LLC
Value Securities               invests at least 80% of its net assets in
Fund - Class 2                 investments of small capitalization
                               companies, and normally invests predominantly
                               in equity securities. The Fund invests mainly
                               in equity securities of companies that the
                               manager believes are undervalued.
FTVIPT Mutual Shares           Capital appreciation, with income as a          Franklin Mutual Advisers, LLC
Securities Fund - Class 2      secondary goal. The Fund normally invests
                               primarily in equity securities of companies
                               that the manager believes are undervalued.
                               The Fund also invests, to a lesser extent in
                               risk arbitrage securities and distressed
                               companies.
Goldman Sachs VIT Mid Cap      Long-term capital appreciation. The Fund        Goldman Sachs Asset Management, L.P.
Value Fund - Institutional     invests, under normal circumstances, at least
Shares                         80% of its net assets plus any borrowings for
                               investment purposes (measured at time of
                               purchase) ("Net Assets") in a diversified
                               portfolio of equity investments in mid-cap
                               issuers with public stock market
                               capitalizations (based upon shares available
                               for trading on an unrestricted basis) within
                               the range of the market capitalization of
                               companies constituting the Russell Midcap(R)
                               Value Index at the time of investment. If the
                               market capitalization of a company held by
                               the Fund moves outside this range, the Fund
                               may, but is not required to, sell the
                               securities. The capitalization range of the
                               Russell Midcap(R) Value Index is currently
                               between $1.1 billion and $21 billion.
                               Although the Fund will invest primarily in
                               publicly traded U.S. securities, it may
                               invest up to 25% of its Net Assets in foreign
                               securities, including securities of issuers
                               in countries with emerging markets or
                               economies ("emerging countries") and
                               securities quoted in foreign currencies. The
                               Fund may invest in the aggregate up to 20% of
                               its Net Assets in companies with public stock
                               market capitalizations outside the range of
                               companies constituting the Russell Midcap(R)
                               Value Index at the time of investment and in
                               fixed-income securities, such as government,
                               corporate and bank debt obligations.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   21

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Goldman Sachs VIT Structured   Long-term growth of capital and dividend        Goldman Sachs Asset Management, L.P.
U.S. Equity                    income. The Fund invests, under normal
Fund - Institutional Shares    circumstances, at least 80% of its net assets
                               plus any borrowings for investment purposes
                               (measured at the time of purchase) ("Net
                               Assets") in a diversified portfolio of equity
                               investments in U.S. issuers, including
                               foreign companies that are traded in the
                               United States. However, it is currently
                               anticipated that, under normal circumstances,
                               the Fund will invest at least 95% of its Net
                               Assets in such equity investments. The Fund's
                               investments are selected using a variety of
                               quantitative techniques, derived from
                               fundamental research including but not
                               limited to valuation, momentum, profitability
                               and earnings quality, in seeking to maximize
                               the Fund's expected returns. The Fund
                               maintains risk, style, capitalization and
                               industry characteristics similar to the S&P
                               500 Index. The S&P 500 Index is an index of
                               large-cap stocks designed to reflect a broad
                               representation of the U.S. economy. The Fund
                               seeks to maximize expected return while
                               maintaining these and other characteristics
                               similar to the benchmark. The Fund is not
                               required to limit its investments to
                               securities in the S&P 500 Index.
Janus Aspen Series Global      Long-term growth of capital. Invests, under     Janus Capital Management LLC
Technology Portfolio:          normal circumstances, at least 80% of its net
Service Shares                 assets in securities of companies that the
                               portfolio manager believes will benefit
                               significantly from advances or improvements
                               in technology. It implements this policy by
                               investing primarily in equity securities of
                               U.S. and foreign companies selected for their
                               growth potential.
Janus Aspen Series             Long-term growth of capital. Invests, under     Janus Capital Management LLC
International Growth           normal circumstances, at least 80% of its net
Portfolio: Service Shares      assets in securities of issuers from
                               countries outside of the United States. The
                               Portfolio normally invests in securities of
                               issuers from several different countries
                               excluding the United States. Although the
                               Portfolio intends to invest substantially all
                               of its assets in issuers located outside the
                               United States, it may at times invest in U.S.
                               issuers, and it may under unusual
                               circumstances, invest all of its assets in a
                               single country. The Portfolio may have
                               significant exposure to emerging markets.
Janus Aspen Series Large Cap   Long-term growth of capital in a manner         Janus Capital Management LLC
Growth Portfolio: Service      consistent with the preservation of capital.
Shares                         Invests under normal circumstances at least
                               80% of its net assets in common stocks of
                               large-sized companies. Large-sized companies
                               are those whose market capitalization falls
                               within the range of companies in the Russell
                               1000(R) Index at the time of purchase.


 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Lazard Retirement              Long-term capital appreciation. Invests         Lazard Asset Management, LLC
International Equity           primarily in equity securities, principally
Portfolio - Service Shares     common stocks, of relatively large non-U.S.
                               companies with market capitalizations in the
                               range of the Morgan Stanley Capital
                               International (MSCI) Europe, Australia and
                               Far East (EAFE(R)) Index that the Investment
                               Manager believes are undervalued based on
                               their earnings, cash flow or asset values.
MFS(R) Investors Growth        Capital appreciation. Normally invests at       MFS Investment Management(R)
Stock Series - Service Class   least 80% of the fund's net assets in equity
                               securities of companies MFS believes to have
                               above average earnings growth potential
                               compared to other companies (growth
                               companies). Growth companies tend to have
                               stock prices that are high relative to their
                               earnings, dividends, book value, or other
                               financial measures. The Fund generally
                               focuses on companies with large
                               capitalizations.
MFS(R) New Discovery           Capital appreciation. Invests in stocks of      MFS Investment Management(R)
Series - Service Class         companies MFS believes to have above average
                               earnings growth potential compared to other
                               companies (growth companies). Growth
                               companies tend to have stock prices that are
                               high relative to their earnings, dividends,
                               book value, or other financial measures. The
                               Fund generally focuses on companies with
                               small capitalizations.
MFS(R) Utilities Series -      Total return. Normally invests at least 80%     MFS Investment Management(R)
Service Class                  of the fund's net assets in securities of
                               issuers in the utilities industry. The Fund's
                               assets may be invested in companies of any
                               size.
Neuberger Berman Advisers      Long-term growth of capital. The Fund invests   Neuberger Berman Management Inc.
Management Trust               mainly in foreign companies of any size,
International Portfolio        including companies in developed and emerging
(Class S)                      industrialized markets. The Fund defines a
                               foreign company as one that is organized
                               outside of the United States and conducts the
                               majority of its business abroad. The Fund
                               seeks to reduce risk by diversifying among
                               many industries. Although it has the
                               flexibility to invest a significant portion
                               of its assets in one country or region, it
                               generally intends to remain well-diversified
                               across countries and geographical regions.
Oppenheimer Global             Long-term capital appreciation. Invests         OppenheimerFunds, Inc.
Securities Fund/VA, Service    mainly in common stocks of U.S. and foreign
Shares                         issuers that are "growth-type" companies,
                               cyclical industries and special situations
                               that are considered to have appreciation
                               possibilities.
Oppenheimer Main Street        Capital appreciation. Invests mainly in         OppenheimerFunds, Inc.
Small Cap Fund/VA, Service     common stocks of small-capitalization U.S.
Shares                         companies that the fund's investment manager
                               believes have favorable business trends or
                               prospects.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   23

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Oppenheimer Strategic Bond     High level of current income principally        OppenheimerFunds, Inc.
Fund/VA, Service Shares        derived from interest on debt securities.
                               Invests mainly in three market sectors: debt
                               securities of foreign governments and
                               companies, U.S. government securities and
                               lower-rated high yield securities of U.S. and
                               foreign companies.
PIMCO VIT All Asset            Maximum real return consistent with             Pacific Investment Management Company
Portfolio, Advisor Share       preservation of real capital and prudent        LLC
Class                          investment management period. The Portfolio
                               seeks to achieve its investment objective by
                               investing under normal circumstances
                               substantially all of its assets in
                               Institutional Class shares of the PIMCO
                               Funds, an affiliated open-end investment
                               company, except the All Asset and All Asset
                               All Authority Funds ("Underlying Funds").
                               Though it is anticipated that the Portfolio
                               will not currently invest in the European
                               StockPLUS(R) TR Strategy, Far East (ex-Japan)
                               StocksPLUS(R) TR Strategy, Japanese
                               StocksPLUS(R) TR Strategy, StocksPLUS(R)
                               Municipal-Backed and StocksPLUS(R) TR Short
                               Strategy Funds, the Portfolio may invest in
                               these Funds in the future, without
                               shareholder approval, at the discretion of
                               the Portfolio's asset allocation sub-adviser.
Pioneer Equity Income VCT      Current income and long-term growth of          Pioneer Investment Management, Inc.
Portfolio - Class II Shares    capital from a portfolio consisting primarily
                               of income producing equity securities of U.S.
                               corporations. Normally, the portfolio invests
                               at least 80% of its total assets in income
                               producing equity securities of U.S. issuers.
                               The income producing equity securities in
                               which the portfolio may invest include common
                               stocks, preferred stocks and interests in
                               real estate investment trusts (REITs). The
                               remainder of the portfolio may be invested in
                               debt securities, most of which are expected
                               to be convertible into common stocks.
Pioneer International Value    Long-term capital growth. Long-term capital     Pioneer Investment Management, Inc.
VCT Portfolio - Class II       growth. Normally, the portfolio invests at
Shares                         least 80% of its total assets in equity
                               securities of non-U.S. issuers. These issuers
                               may be located in both developed and emerging
                               markets. Under normal circumstances, the
                               portfolio's assets will be invested in
                               securities of companies domiciled in at least
                               three different foreign countries.


 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Putnam VT Health Sciences      Capital appreciation. The fund pursues its      Putnam Investment Management, LLC
Fund - Class IB Shares         goal by investing mainly in common stocks of
                               companies in the health sciences industries,
                               with a focus on growth stocks. Under normal
                               circumstances, the fund invests at least 80%
                               of its net assets in securities of (a)
                               companies that derive at least 50% of their
                               assets, revenues or profits from the
                               pharmaceutical, health care services, applied
                               research and development and medical
                               equipment and supplies industries, or (b)
                               companies Putnam Management thinks have the
                               potential for growth as a result of their
                               particular products, technology, patents or
                               other market advantages in the health
                               sciences industries.
Putnam VT International        Capital appreciation. The fund pursues its      Putnam Investment Management, LLC
Equity Fund - Class IB         goal by investing mainly in common stocks of
Shares                         companies outside the United States that
                               Putnam Management believes have favorable
                               investment potential. Under normal
                               circumstances, the fund invests at least 80%
                               of its net assets in equity investments.
Putnam VT Vista Fund - Class   Capital appreciation. The fund pursues its      Putnam Investment Management, LLC
IB Shares                      goal by investing mainly in common stocks of
                               U.S. companies, with a focus on growth
                               stocks.
RVST Disciplined Asset         High level of total return that is consistent   RiverSource Investments, LLC
Allocation Portfolios -        with an aggressive level of risk. The Fund
Aggressive                     invests primarily in equity securities and
                               also invests a small amount in fixed income
                               securities. The Fund may be most appropriate
                               for investors with a longer term investment
                               horizon. The Fund is intended for investors
                               who have an objective of achieving a high
                               level of total return, but prefer to have
                               investment decisions managed by professional
                               money managers. This is a "fund of funds" and
                               seeks to achieve its objective by investing
                               in a combination of underlying funds for
                               which RiverSource Investments acts as
                               investment manager or an affiliate acts as
                               principal underwriter. By investing in
                               several underlying funds, the Fund seeks to
                               minimize the risks inherent in investing in a
                               single fund.
RVST Disciplined Asset         The high level of total return that is          RiverSource Investments, LLC
Allocation Portfolios -        consistent with a conservative level of risk.
Conservative                   The Fund invests primarily in fixed income
                               securities and may be most appropriate for
                               investors with a shorter term investment
                               horizon. This is a "fund of funds" and seeks
                               to achieve its objective by investing in a
                               combination of underlying funds for which
                               RiverSource Investments acts as investment
                               manager or an affiliate acts as principal
                               underwriter. By investing in several
                               underlying funds, the Fund seeks to minimize
                               the risks inherent in investing in a single
                               fund.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   25

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
RVST Disciplined Asset         The high level of total return that is          RiverSource Investments, LLC
Allocation Portfolios -        consistent with a moderate level of risk. The
Moderate                       Fund invests in a balance of fixed income and
                               equity securities and may be most appropriate
                               for investors with an intermediate term
                               investment horizon. This is a "fund of funds"
                               and seeks to achieve its objective by
                               investing in a combination of underlying
                               funds for which RiverSource Investments acts
                               as investment manager or an affiliate acts as
                               principal underwriter. By investing in
                               several underlying funds, the Fund seeks to
                               minimize the risks inherent in investing in a
                               single fund.
RVST Disciplined Asset         The high level of total return that is          RiverSource Investments, LLC
Allocation Portfolios -        consistent with a moderate aggressive level
Moderately Aggressive          of risk. The Fund invests primarily in equity
                               securities and also invests a moderate amount
                               in fixed income securities. The Fund may be
                               most appropriate for investors with an
                               intermediate-to-long term investment horizon.
                               This is a "fund of funds" and seeks to
                               achieve its objective by investing in a
                               combination of underlying funds for which
                               RiverSource Investments acts as investment
                               manager or an affiliate acts as principal
                               underwriter. By investing in several
                               underlying funds, the Fund seeks to minimize
                               the risks inherent in investing in a single
                               fund.
RVST Disciplined Asset         The high level of total return that is          RiverSource Investments, LLC
Allocation Portfolios -        consistent with a moderate conservative level
Moderately Conservative        of risk. The Fund invests primarily in fixed
                               income securities and also invests a moderate
                               amount in equity securities. The Fund may be
                               most appropriate for investors with a
                               short-to-intermediate term investment
                               horizon. This is a "fund of funds" and seeks
                               to achieve its objective by investing in a
                               combination of underlying funds for which
                               RiverSource Investments acts as investment
                               manager or an affiliate acts as principal
                               underwriter. By investing in several
                               underlying funds, the Fund seeks to minimize
                               the risks inherent in investing in a single
                               fund.
RVST RiverSource Partners      Long-term capital growth. The Fund's assets     RiverSource Investments, LLC, adviser;
Variable                       are primarily invested in equity securities     Davis Selected Advisers, L.P.,
Portfolio - Fundamental        of U.S. companies. Under normal market          subadviser.
Value Fund                     conditions, the Fund's assets will be
                               invested primarily in companies with market
(previously RiverSource        capitalizations of at least $5 billion at the
Variable Portfolio -           time of the Fund's investment. The Fund may
Fundamental Value Fund)        invest up to 25% of its net assets in foreign
                               investments.
RVST RiverSource Partners      Long-term growth of capital. Invests            RiverSource Investments, LLC, adviser;
Variable Portfolio - Select    primarily in equity securities of mid cap       Systematic Financial Management, L.P.
Value Fund                     companies as well as companies with larger      and WEDGE Capital Management L.L.P.,
                               and smaller market capitalizations. The Fund    sub- advisers.
(previously RiverSource        considers mid-cap companies to be either
Variable Portfolio - Select    those with a market capitalization of up to
Value Fund)                    $15 billion or those whose market
                               capitalization falls within range of the
                               Russell Midcap(R) Value Index.


 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
RVST RiverSource Partners      Long-term capital appreciation. Under normal    RiverSource Investments, LLC, adviser;
Variable Portfolio - Small     market conditions, at least 80% of the Fund's   River Road Asset Management, LLC,
Cap Value Fund                 net assets will be invested in small cap        Donald Smith & Co., Inc., Franklin
                               companies with market capitalization, at the    Portfolio Associates LLC, Barrow,
(previously RiverSource        time of investment, of up to $2.5 billion or    Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small     that fall within the range of the Russell       Denver Investment Advisors LLC,
Cap Value Fund)                2000(R) Value Index. The Fund may invest up     subadvisers.
                               to 25% of its net assets in foreign
                               investments.
RVST RiverSource Variable      Maximum total investment return through a       RiverSource Investments, LLC
Portfolio - Balanced Fund      combination of capital growth and current
                               income. Invests primarily in a combination of
                               common and preferred stocks, bonds and other
                               debt securities. Under normal market
                               conditions, at least 50% of the Fund's total
                               assets are invested in common stocks and no
                               less than 25% of the Fund's total assets are
                               invested in debt securities. The Fund may
                               invest up to 25% of its net assets in foreign
                               investments.
RVST RiverSource Variable      Maximum current income consistent with          RiverSource Investments, LLC
Portfolio - Cash Management    liquidity and stability of principal. Invests
Fund                           primarily in money market instruments, such
                               as marketable debt obligations issued by
                               corporations or the U.S. government or its
                               agencies, bank certificates of deposit,
                               bankers' acceptances, letters of credit, and
                               commercial paper, including asset-backed
                               commercial paper.
RVST RiverSource Variable      High level of current income while attempting   RiverSource Investments, LLC
Portfolio - Diversified Bond   to conserve the value of the investment for
Fund                           the longest period of time. Under normal
                               market conditions, the Fund invests at least
                               80% of its net assets in bonds and other debt
                               securities. At least 50% of the Fund's net
                               assets will be invested in securities like
                               those included in the Lehman Brothers
                               Aggregate Bond Index (Index), which are
                               investment grade and denominated in U.S.
                               dollars. The Index includes securities issued
                               by the U.S. government, corporate bonds, and
                               mortgage-and asset-backed securities.
                               Although the Fund emphasizes high- and
                               medium-quality debt securities, it will
                               assume some credit risk to achieve higher
                               yield and/or capital appreciation by buying
                               lower-quality (junk) bonds. The Fund may
                               invest up to 25% of its net assets in foreign
                               investments, which may include instruments in
                               emerging markets.
RVST RiverSource Variable      High level of current income and, as a          RiverSource Investments, LLC
Portfolio - Diversified        secondary goal, steady growth of capital.
Equity Income Fund             Under normal market conditions, the Fund
                               invests at least 80% of its net assets in
                               dividend-paying common and preferred stocks.
                               The Fund may invest up to 25% of its net
                               assets in foreign investments.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   27

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
RVST RiverSource Variable      High total return through income and growth     RiverSource Investments, LLC
Portfolio - Global Bond Fund   of capital. Non-diversified mutual fund that
                               invests primarily in debt obligations of U.S.
                               and foreign issuers. Under normal market
                               conditions, the Fund invests at least 80% of
                               its net assets in investment-grade corporate
                               or government debt obligations including
                               money market instruments of issuers located
                               in at least three different countries.
RVST RiverSource Variable      Total return that exceeds the rate of           RiverSource Investments, LLC
Portfolio - Global Inflation   inflation over the long-term. Non-diversified
Protected Securities Fund      mutual fund that, under normal market
                               conditions, invests at least 80% of its net
                               assets in inflation-protected debt
                               securities. These securities include
                               inflation-indexed bonds of varying maturities
                               issued by U.S. and foreign governments, their
                               agencies or instrumentalities, and
                               corporations.
RVST RiverSource Variable      Long-term capital growth. Invests primarily     RiverSource Investments, LLC
Portfolio - Growth Fund        in common stocks and securities convertible
                               into common stocks that appear to offer
                               growth opportunities. These growth
                               opportunities could result from new
                               management, market developments, or
                               technological superiority. The Fund may
                               invest up to 25% of its net assets in foreign
                               investments.
RVST RiverSource Variable      High current income, with capital growth as a   RiverSource Investments, LLC
Portfolio - High Yield Bond    secondary objective. Under normal market
Fund                           conditions, the Fund invests at least 80% of
                               its net assets in high-yield debt instruments
                               (commonly referred to as "junk") including
                               corporate debt securities as well as bank
                               loans rated below investment grade by a
                               nationally recognized statistical rating
                               organization, or if unrated, determined to be
                               of comparable quality. Up to 25% of the Fund
                               may be invested in high yield debt
                               instruments of foreign issuers.
RVST RiverSource Variable      High total return through current income and    RiverSource Investments, LLC
Portfolio - Income             capital appreciation. Under normal market
Opportunities Fund             conditions, the Fund invests primarily in
                               income-producing debt securities with an
                               emphasis on the higher rated segment of the
                               high-yield (junk bond) market. These
                               income-producing debt securities include
                               corporate debt securities as well as bank
                               loans. The Fund will purchase only securities
                               rated B or above, or unrated securities
                               believed to be of the same quality. If a
                               security falls below a B rating, the Fund may
                               continue to hold the security. Up to 25% of
                               the Fund may be in foreign investments.
RVST RiverSource Variable      Capital appreciation. Under normal market       RiverSource Investments, LLC
Portfolio - Large Cap Equity   conditions, the Fund invests at least 80% of
Fund                           its net assets in equity securities of
                               companies with market capitalization greater
                               than $5 billion at the time of purchase. The
                               Fund may invest up to 25% of its net assets
                               in foreign investments.


 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
RVST RiverSource Variable      Long-term growth of capital. Under normal       RiverSource Investments, LLC
Portfolio - Large Cap Value    market conditions, the Fund invests at least
Fund                           80% of its net assets in equity securities of
                               companies with a market capitalization
                               greater than $5 billion. The Fund may also
                               invest in income-producing equity securities
                               and preferred stocks. The Fund may invest up
                               to 25% of its net assets in foreign
                               investments.
RVST RiverSource Variable      Growth of capital. Under normal market          RiverSource Investments, LLC
Portfolio - Mid Cap Growth     conditions, the Fund invests at least 80% of
Fund                           its net assets at the time of purchase in
                               equity securities of mid capitalization
                               companies. The investment manager defines
                               mid-cap companies as those whose market
                               capitalization (number of shares outstanding
                               multiplied by the share price) falls within
                               the range of the Russell Midcap(R) Growth
                               Index.
RVST RiverSource Variable      Long-term growth of capital. Under normal       RiverSource Investments, LLC
Portfolio - Mid Cap Value      circumstances, the Fund invests at least 80%
Fund                           of its net assets (including the amount of
                               any borrowings for investment purposes) in
                               equity securities of medium-sized companies.
                               Medium-sized companies are those whose market
                               capitalizations at the time of purchase fall
                               within the range of the Russell Midcap(R)
                               Value Index. The Fund may invest up to 25% of
                               its net assets in foreign investments.
RVST RiverSource Variable      Long-term capital appreciation. The Fund        RiverSource Investments, LLC
Portfolio - S&P 500 Index      seeks to provide investment results that
Fund                           correspond to the total return (the
                               combination of appreciation and income) of
                               large-capitalization stocks of U.S.
                               companies. The Fund invests in common stocks
                               included in the Standard & Poor's 500
                               Composite Stock Price Index (S&P 500). The
                               S&P 500 is made up primarily of
                               large-capitalization companies that represent
                               a broad spectrum of the U.S. economy.
RVST RiverSource Variable      High level of current income and safety of      RiverSource Investments, LLC
Portfolio - Short Duration     principal consistent with investment in U.S.
U.S. Government Fund           government and government agency securities.
                               Under normal market conditions, at least 80%
                               of the Fund's net assets are invested in
                               securities issued or guaranteed as to
                               principal and interest by the U.S.
                               government, its agencies or
                               instrumentalities.
RVST RiverSource Variable      Long-term capital growth. Under normal market   RiverSource Investments, LLC, adviser;
Portfolio - Small Cap          conditions, at least 80% of the Fund's net      Kenwood Capital Management LLC,
Advantage Fund                 assets are invested in equity securities of     sub-adviser.
                               companies with market capitalization of up to
                               $2 billion or that fall within the range of
                               the Russell 2000(R) Index at the time of
                               investment.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   29

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
RVST Threadneedle Variable     Long-term capital growth. The Fund's assets     RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets   are primarily invested in equity securities     Threadneedle International Limited, an
Fund                           of emerging market companies. Under normal      indirect wholly-owned subsidiary of
                               market conditions, at least 80% of the Fund's   Ameriprise Financial, sub-adviser.
(previously RiverSource        net assets will be invested in securities of
Variable Portfolio -           companies that are located in emerging market
Emerging Markets Fund)         countries, or that earn 50% or more of their
                               total revenues from goods and services
                               produced in emerging market countries or from
                               sales made in emerging market countries.
RVST Threadneedle Variable     Capital appreciation. Invests primarily in      RiverSource Investments, LLC, adviser;
Portfolio - International      equity securities of foreign issuers that are   Threadneedle International Limited, an
Opportunity Fund               believed to offer strong growth potential.      indirect wholly-owned subsidiary of
                               The Fund may invest in developed and in         Ameriprise Financial, sub-adviser.
(previously RiverSource        emerging markets.
Variable Portfolio -
International Opportunity
Fund)
Van Kampen Life Investment     Capital growth and income through investments   Van Kampen Asset Management
Trust Comstock Portfolio,      in equity securities, including common
Class II Shares                stocks, preferred stocks and securities
                               convertible into common and preferred stocks.
                               The Portfolio emphasizes value style of
                               investing seeking well-established,
                               undervalued companies believed by the
                               Portfolio's investment adviser to posses the
                               potential for capital growth and income.
Van Kampen UIF Global Real     Current income and capital appreciation.        Morgan Stanley Investment Management
Estate Portfolio, Class II     Invests primarily in equity securities of       Inc., doing business as Van Kampen,
Shares                         companies in the real estate industry located   adviser; Morgan Stanley Investment
                               throughout the world, including real estate     Management Limited and Morgan Stanley
                               operating companies, real estate investment     Investment Management Company,
                               trusts and similar entities established         sub-advisers.
                               outside the U.S. (foreign real estate
                               companies).
Van Kampen UIF Mid Cap         Long-term capital growth. Invests primarily     Morgan Stanley Investment Management
Growth Portfolio, Class II     in growth- oriented equity securities of U.S.   Inc., doing business as Van Kampen.
Shares                         mid cap companies and foreign companies,
                               including emerging market securities.


 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Wanger International Small     Long-term growth of capital. Invests            Columbia Wanger Asset Management, L.P.
Cap                            primarily in stocks of companies based
                               outside the U.S. with market capitalizations
Effective June 1, 2008, the    of less than $5 billion at time of initial
Fund will change its name to   purchase.
Wanger International.
                               Effective June 1, 2008:
                               Long-term growth of capital. Under normal
                               market circumstances, the Fund invests a
                               majority of its net assets in small- and
                               mid-sized companies with market
                               capitalizations under $5 billion at the time
                               of investment. However, if the Fund's
                               investments in such companies represent less
                               than a majority of its net assets, the Fund
                               may continue to hold and to make additional
                               investments in an existing company in its
                               portfolio even if that company's
                               capitalization has grown to exceed $5
                               billion. Except as noted above, under normal
                               market circumstances, the Fund may invest in
                               other companies with market capitalizations
                               above $5 billion, provided that immediately
                               after that investment a majority of its net
                               assets would be invested in companies with
                               market capitalizations under $5 billion.
Wanger U.S. Smaller            Long-term growth of capital. Invests            Columbia Wanger Asset Management, L.P.
Companies                      primarily in stocks of small- and medium-size
                               U.S. companies with market capitalizations of
Effective June 1, 2008, the    less than $5 billion at time of initial
Fund will change its name to   purchase.
Wanger USA.
                               Effective June 1, 2008:
                               Long-term growth of capital. Under normal
                               market circumstances, the Fund invests a
                               majority of its net assets in small- and
                               mid-sized companies with market
                               capitalizations under $5 billion at the time
                               of investment. However, if the Fund's
                               investments in such companies represent less
                               than a majority of its net assets, the Fund
                               may continue to hold and to make additional
                               investments in an existing company in its
                               portfolio even if that company's
                               capitalization has grown to exceed $5
                               billion. Except as noted above, under normal
                               market circumstances, the Fund may invest in
                               other companies with market capitalizations
                               above $5 billion, provided that immediately
                               after that investment a majority of its net
                               assets would be invested in companies with
                               market capitalizations under $5 billion.
Wells Fargo Advantage VT       Long-term total return, consisting of capital   Wells Fargo Funds Management, LLC,
Asset Allocation Fund          appreciation and current income. We seek to     adviser; Wells Capital Management
                               achieve the Portfolio's investment objective    Incorporated, sub-adviser.
                               by allocating 60% of its assets to equity
                               securities and 40% of its assets to fixed
                               income securities.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   31

INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISER
Wells Fargo Advantage VT       Long-term capital appreciation. Invests in      Wells Fargo Funds Management, LLC,
International Core Fund        equity securities of non-U.S. companies that    adviser; Wells Capital Management
                               we believe have strong growth potential and     Incorporated, sub-adviser.
                               offer good value relative to similar
                               investments. We invest primarily in developed
                               countries, but may invest in emerging
                               markets.
Wells Fargo Advantage VT       Long-term capital appreciation. Invests         Wells Fargo Funds Management, LLC,
Opportunity Fund               principally in equity securities of             adviser; Wells Capital Management
                               medium-capitalization companies, defined as     Incorporated, sub-adviser.
                               those within the range of market
                               capitalizations of companies in the Russell
                               Midcap(R) Index. We reserve the right to
                               hedge the portfolio's foreign currency
                               exposure by purchasing or selling currency
                               futures and foreign currency forward
                               contracts. However, under normal
                               circumstances, we will not engage in
                               extensive foreign currency hedging.
Wells Fargo Advantage VT       Long-term capital appreciation. Invests         Wells Fargo Funds Management, LLC,
Small Cap Growth Fund          principally in equity securities of             adviser; Wells Capital Management
                               small-capitalization companies that we          Incorporated, sub-adviser.
                               believe have above-average growth potential.
                               We define small-capitalization companies as
                               those with market capitalizations at the time
                               of purchase of less than $2 billion.


THE FIXED ACCOUNT

You also may allocate purchase payments, purchase payment credits and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 89 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.



We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.


 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:


- no earlier than the 13 months after the contract's effective date; and



- no later than the annuitant's 90th birthday, or a date that has been agreed to by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.


BENEFICIARY



If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

                                                              RAVA ADVANTAGE    RAVA SELECT
  If paying by any other method:
     initial payment for qualified annuities                      $1,000          $ 2,000
     initial payment for nonqualified annuities                    2,000           10,000
     for any additional payments                                      50               50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                              RAVA ADVANTAGE    RAVA SELECT
     through age 85                                               100,000         100,000
     for ages 86 to 89                                             50,000          50,000

(2) These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   33

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE:

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").


To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

FOR RAVA SELECT:

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")


Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations.

 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                                RAVA ADVANTAGE                       RAVA SELECT
For nonqualified annuities                                           0.95%                               1.20%
For qualified annuities                                              0.75%                               1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee.



We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.
(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.


PN RIDER FEE



We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   35

(see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your variable account contract value less any excluded accounts. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts less any excluded accounts in the same proportion your interest in each subaccount bears to your total variable account contract value (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without incurring a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

           NUMBER OF COMPLETED YEARS FROM
           DATE OF EACH PURCHASE PAYMENT    SURRENDER CHARGE PERCENTAGE
                         0                               7%
                         1                               7
                         2                               7
                         3                               6
                         4                               5
                         5                               4
                         6                               2
                         7                               0

 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA SELECT:

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                                SURRENDER CHARGE
           CONTRACT YEAR           PERCENTAGE
                   1                   7%
                   2                   7
                   3                   7
                   Thereafter          0

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                       $1,000
        -------------------           OR        -------      = $1,075.27
      1.00 - SURRENDER CHARGE                     .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER
 CHARGE                             EXPLANATION
  $  0      $2,500 is contract earnings surrendered without charge; and
     0      $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
            (from above).
            (10% x $28,000) = $2,800 - $2,500 = $300
     0      $10,000 purchase payment was received eight or more years
            before surrender and is surrendered without surrender
            charge; and
   480      $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment;
   420      $6,000 purchase payment is surrendered with a 7% surrender charge since there have been 1 completed year from date of purchase payment.
  ----
  $900

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   37
surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                      ASSUMED
                                                                  INVESTMENT RATE
                                                                 3.50%         5.00%
Qualified annuity discount rate                                  4.72%         6.22%
Nonqualified annuity discount rate                               4.92%         6.42%

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distributions for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*; and

- death benefits.(*)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;


- minus any prorated portion of the contract administrative charge;



- minus any prorated portion of the MAV rider fee (if selected); and



- minus any prorated portion of the PN rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for the MAV rider.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:


- a prorated portion of the contract administrative charge;



- a prorated portion of the MAV rider fee (if selected); and/or



- a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   39

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                         Number of
By investing an equal number of dollars                                      Amount              Accumulation              units
each month ...                                         Month                invested              unit value             purchased
                                                      Jan                     $100                    $20                  5.00
                                                      Feb                      100                     18                  5.56
you automatically buy                    ARROW        Mar                      100                     17                  5.88
more units when the                                   Apr                      100                     15                  6.67
per unit market price is low ...                      May                      100                     16                  6.25
                                                      Jun                      100                     18                  5.56
                                                      Jul                      100                     17                  5.88
and fewer units                          ARROW        Aug                      100                     19                  5.26
when the per unit                                     Sept                     100                     21                  4.76
market price is high ...                              Oct                      100                     20                  5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in tenth of a percent numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Asset Allocation Program" below).



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).



The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.



You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.



You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time or before they enroll in the PN program.



Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   41
influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.


 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while a PN model is in effect.


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   43

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   45

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If a PN program is in effect, you are not allowed to set up an automated transfer.


MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)

(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance
Surrenders:              $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You


 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   47

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.


                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV


  PS  = the partial surrender including any applicable surrender charge.

  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:

    The contract value on the most recent sixth contract anniversary:               $30,000.00
    plus purchase payments made since that anniversary:                                  +0.00
    minus adjusted partial surrenders taken since that anniversary calculated as:
    $1,500 X $30,000
    ----------------
        $28,000                                                                      -1,607.14
                                                                                    ----------
    for a death benefit of:                                                         $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   49
before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.


If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

  Greatest of your contract anniversary contract values:                          $24,000
  plus purchase payments made since that anniversary:                                  +0
  minus adjusted partial surrenders, calculated as:
  $1,500 X $24,000
  ----------------  =
      $22,000                                                                      -1,636
                                                                                  -------
  for a death benefit of:                                                         $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the

 50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   51

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- In equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")


 52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   53

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).


 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



VOTING RIGHTS


As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   55

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

 56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   57

APPENDIX: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                          2007      2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,976    5,571    7,136    1,822      765      424      114       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                969    1,132    1,066    1,023      738      426       65       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.27    $1.10    $1.00    $0.89    $0.65    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.41    $1.27    $1.10    $1.00    $0.89    $0.65    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                313      379      539      508      523      350      166       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                424      540      472      569      482      337      123       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                419    1,896       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period               $1.39    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.57    $1.39    $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,450       32       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of period                     $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,261    1,350    1,704      718      403      215       92       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period               $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.36    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                363      746      160       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $1.30    $1.12    $1.08    $0.98    $0.74    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,669   10,042   10,828    9,073    5,594    2,924      307       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period                     $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,635   11,404    9,163    4,351    2,161      643       38       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00       --
Accumulation unit value at end of period                     $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,767    1,718    1,659    1,408      938      559      119       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,100       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period               $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                920    4,333      941       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00       --
Accumulation unit value at end of period                     $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,957   10,957   10,497    6,900    4,207    2,339      719       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93    $1.00
Accumulation unit value at end of period                     $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,519    1,455    1,195      895      475      348      124       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,279    7,246       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,950    3,548       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period               $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                752    2,782       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,237    6,662       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period               $1.12    $1.00    $0.93    $0.86    $0.83       --       --       --
Accumulation unit value at end of period                     $1.20    $1.12    $1.00    $0.93    $0.86       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,179    1,349    1,489    1,266      885       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,371   14,295       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,186   12,329   13,335   11,997    6,872    2,998      502       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of period                     $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,235   17,466   16,249   12,408    7,511    3,349      588       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00       --
Accumulation unit value at end of period                     $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,424    5,781    5,952    5,831    2,326      836      149       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04    $1.00
Accumulation unit value at end of period                     $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,585    8,096    9,097    7,490    4,889    2,603    1,003      137
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09    $1.00
Accumulation unit value at end of period                     $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,553    5,190    5,121    3,861    2,159    1,333      350       18
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,225    9,112    7,513    4,483    2,574      801      155       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11    $1.00
Accumulation unit value at end of period                     $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,658   10,266   10,617    6,770    4,304    2,280      796       37
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   59

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91    $1.00
Accumulation unit value at end of period                     $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,779   10,535   11,511    4,998    3,397    2,661    1,788      266
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71    $1.00
Accumulation unit value at end of period                     $0.54    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,368    1,138    1,248    1,311    1,434    1,198    1,061      219
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.46    $1.00    $0.77    $0.65    $0.49    $0.66    $0.87    $1.00
Accumulation unit value at end of period                     $1.85    $1.46    $1.00    $0.77    $0.65    $0.49    $0.66    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,011    4,995    5,056    5,176    4,688    3,862    2,494      539
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,417       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00    $1.00
Accumulation unit value at end of period                     $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,939    3,395    3,903    3,187    2,168      777      352       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87    $1.00
Accumulation unit value at end of period                     $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,287    7,893    8,647    7,097    5,911    4,123    2,296      695
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90    $1.00
Accumulation unit value at end of period                     $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,572    4,031    4,783    5,498    5,373    4,442    2,760      479
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period               $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period                     $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,277    3,617    2,792    1,406      718      283      112       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,528    3,236       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.41    $1.21    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.49    $1.41    $1.21    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,032    3,158    1,793       45       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.30    $1.14    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.30    $1.14    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,233    1,204      468       15       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.11    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.11    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             30,934   20,585    9,132      152       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,560    9,475       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.44    $1.19    $1.14    $0.99    $0.81    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.44    $1.44    $1.19    $1.14    $0.99    $0.81    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,297    3,381    3,591    3,280    2,202      699       22       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period               $1.01    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.01       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                472      623       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,144    1,397    1,837    1,481    1,270      748      169       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,419    2,803    3,193    3,359    3,718    2,109      364       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79    $1.00
Accumulation unit value at end of period                     $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,336    2,464    2,910    3,132    3,452    3,552    3,407      767
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.09       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,024    7,764       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $1.20    $1.04    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.20    $1.04    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                377      381      339       45       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period                     $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,677    7,149    7,106    4,860    4,184    2,710      606       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95    $1.00
Accumulation unit value at end of period                     $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,567    2,359    2,268    2,153    1,566    1,122      988      129
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01    $1.00
Accumulation unit value at end of period                     $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,724   14,587   10,666   11,956   12,254   15,264   14,112    3,674
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
3.72% and 3.79%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND*
  (11/15/2004)
Accumulation unit value at beginning of period               $1.05    $1.02    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.05    $1.02    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,633    1,271      898       36       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02    $1.00
Accumulation unit value at end of period                     $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                             35,353   31,453   19,926   12,488   10,290    7,749    3,860      476
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00    $1.00
Accumulation unit value at end of period                     $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                             25,064   25,790   17,139   10,241    4,410    2,358    1,089       17
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05    $1.00
Accumulation unit value at end of period                     $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,966    9,253    6,917    4,157    2,454    1,346      529       95
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,325   10,578    6,543       21       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   61

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77    $1.00
Accumulation unit value at end of period                     $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,651   12,217   13,724    6,535    5,159    3,200    2,185      741
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93    $1.00
Accumulation unit value at end of period                     $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                             12,510   14,822   16,084   14,646    9,939    5,182    2,596      465
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.11    $1.03    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.11    $1.03    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,770    6,653    1,815        6       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88    $1.00
Accumulation unit value at end of period                     $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                             17,373   19,411   11,370    2,982      815      363      339      110
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.27    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.25    $1.27    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                137      187       70       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,416    1,560    1,403    1,420      998      351       86       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period               $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.49    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,944    5,108      351       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92    $1.00
Accumulation unit value at end of period                     $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,782    8,282    8,983    9,237    6,233    3,963    2,214      129
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of period                     $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,083    9,055   10,771   11,923    9,919    8,720    2,737      252
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95    $1.00
Accumulation unit value at end of period                     $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,938    2,442    3,007    2,896    1,716      913      440       65
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88    $1.00
Accumulation unit value at end of period                     $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,347    3,067    2,792      711      217      149      100        7
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91    $1.00
Accumulation unit value at end of period                     $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,990    3,257    3,145    2,082      359      191      182       13
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.23    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.23    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,798   13,974   10,069       65       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.23    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.23       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,291    2,781       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,294    2,389       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/29/2000)
Accumulation unit value at beginning of period               $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80    $1.00
Accumulation unit value at end of period                     $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,177   12,711   11,740    7,114    4,070    1,930      833      190
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/29/2000)
Accumulation unit value at beginning of period               $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03    $1.00
Accumulation unit value at end of period                     $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                             13,451   14,502   14,569   10,599    6,621    2,942      855       77
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,512    2,477    2,532    2,515    2,471    2,188    1,255       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00       --
Accumulation unit value at end of period                     $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,016    1,118    1,247    1,438      938      461       65       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period               $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,125    1,281    1,387    1,549    1,450      884      232       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period                     $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,522    1,762    1,473    1,593    1,080      587      140       --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,975    3,202    3,245    1,172      537      373       70       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                574      711      686      562      313      250       67       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.25    $1.09    $0.99    $0.88    $0.65    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                292      407      449      466      469      371      201       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.36    $1.18    $1.13    $1.05    $0.82    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                368      473      529      622      467      306       90       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                444      892       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period               $1.38    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.57    $1.38    $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,506       41       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   63

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of period                     $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                929      977      995      735      533      241       63       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period               $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.35    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                316      302       65       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,003    5,777    6,121    5,022    3,923    2,930      730       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period                     $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,875    6,633    5,012    2,202    1,112      400       29       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00       --
Accumulation unit value at end of period                     $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,457    1,664    1,703    1,507    1,149      700      152       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,583       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period               $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                409    1,987      389       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00       --
Accumulation unit value at end of period                     $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,071    6,789    7,188    5,304    3,657    2,579      848       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93    $1.00
Accumulation unit value at end of period                     $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,765    1,878    1,638      959      544      311      289       15
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,387    3,929       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,019    1,770       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period               $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                789    1,558       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,603    3,669       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period               $1.11    $1.00    $0.92    $0.86    $0.82       --       --       --
Accumulation unit value at end of period                     $1.19    $1.11    $1.00    $0.92    $0.86       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                778      843      966      846      596       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,730    7,042       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,618    9,099    9,746    8,735    6,117    3,320      583       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of period                     $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,748   10,749   10,285    8,137    5,236    3,151      536       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.62    $1.39    $1.18    $1.05    $0.74    $0.95    $1.00       --
Accumulation unit value at end of period                     $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.95       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,652    3,933    4,012    3,384    1,478      756      101       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04    $1.00
Accumulation unit value at end of period                     $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,992    5,455    6,194    5,320    3,834    2,650    1,215      150
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08    $1.00
Accumulation unit value at end of period                     $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,284    3,540    3,470    2,522    1,628      986      410       56
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.50    $1.28    $1.17    $1.04    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,875    4,583    3,446    2,367    1,668      932      155       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11    $1.00
Accumulation unit value at end of period                     $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,530    7,397    7,580    5,065    3,549    2,398    1,096      162
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91    $1.00
Accumulation unit value at end of period                     $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,998    7,046    7,488    4,379    2,692    2,301    1,422      202
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71    $1.00
Accumulation unit value at end of period                     $0.53    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,099    1,145    1,143    1,305    1,427    1,276    1,190      260
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.44    $0.99    $0.76    $0.65    $0.48    $0.66    $0.87    $1.00
Accumulation unit value at end of period                     $1.83    $1.44    $0.99    $0.76    $0.65    $0.48    $0.66    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,652    4,123    3,778    3,724    3,654    4,229    3,147      640
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,056       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01    $1.00
Accumulation unit value at end of period                     $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,660    3,420    3,932    3,125    1,977      714      498       16
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87    $1.00
Accumulation unit value at end of period                     $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,602    4,618    5,560    5,021    4,726    4,234    3,342      685
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   65

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90    $1.00
Accumulation unit value at end of period                     $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,321    2,844    3,667    4,463    4,471    3,982    2,670      527
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period               $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period                     $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,729    2,801    2,287    1,297      759      512      218       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,809    1,600       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.41    $1.21    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.48    $1.41    $1.21    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,077    2,319    1,151       31       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.29    $1.14    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.29    $1.14    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,153      883      417       22       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.10    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.10    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             18,443   11,811    5,096       84       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,022    4,812       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.43    $1.18    $1.13    $0.98    $0.81    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.42    $1.43    $1.18    $1.13    $0.98    $0.81    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,249    1,326    1,502    1,329      801      346       41       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period               $1.01    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.01       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                209      314       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                784      900      883      817      724      514      219       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,505    1,655    2,044    2,305    2,650    1,994      612       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79    $1.00
Accumulation unit value at end of period                     $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,249    1,563    2,018    2,390    2,773    3,507    4,095    1,162
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $1.08    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.08       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,261    3,580       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $1.19    $1.04    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.25    $1.19    $1.04    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                147      142      161       42       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period                     $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,855    4,430    4,724    3,930    3,089    2,209      628       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95    $1.00
Accumulation unit value at end of period                     $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,079    1,672    1,877    1,818    1,979    1,811    1,468      387
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01    $1.00
Accumulation unit value at end of period                     $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,036   11,540    7,130    8,287   10,038   12,020   13,646    4,153
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.53% and 3.59%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.01    $1.00    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.04    $1.01    $1.00       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,335      895      601        8       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio -- Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02    $1.00
Accumulation unit value at end of period                     $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                             24,395   21,045   15,251   10,446    8,654    7,278    4,119      600
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio -- Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio -- Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00    $1.00
Accumulation unit value at end of period                     $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                             17,673   17,788   12,648    8,024    4,235    2,480    1,303       83
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05    $1.00
Accumulation unit value at end of period                     $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,970    6,731    5,648    3,777    2,836    1,944    1,001      174
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.03    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.04    $1.03    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,970    5,558    3,131      218       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77    $1.00
Accumulation unit value at end of period                     $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,041    7,585    8,017    3,588    4,296    2,674    2,826    1,195
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93    $1.00
Accumulation unit value at end of period                     $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,346   11,919   13,288   12,815   10,123    5,961    3,548      577
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.10    $1.03    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.10    $1.03    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,644    3,835    1,067        1       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88    $1.00
Accumulation unit value at end of period                     $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,846   11,629    5,105    1,558      831      450      326       65
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   67

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.26    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.24    $1.26    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                137      175       76       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                907    1,092    1,256    1,359      811      401      184       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period               $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.48    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,137    2,846      247       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92    $1.00
Accumulation unit value at end of period                     $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,995    6,656    7,646    7,782    5,947    3,742    1,886      113
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03    $1.00
Accumulation unit value at end of period                     $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,227    7,765    9,250    9,832    9,828    8,010    4,050      474
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95    $1.00
Accumulation unit value at end of period                     $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,550    1,998    2,289    2,188    1,581      998      599      100
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88    $1.00
Accumulation unit value at end of period                     $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,342    2,078    1,792      593      234      195      107       12
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91    $1.00
Accumulation unit value at end of period                     $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,109    3,065    2,785    1,364      594      495      455      316
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.22    $1.06    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.18    $1.22    $1.06    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,924    6,990    4,754       97       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.22    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.22       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,324    1,445       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                495    1,082       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/29/2000)
Accumulation unit value at beginning of period               $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80    $1.00
Accumulation unit value at end of period                     $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,393    8,969    8,190    5,277    3,289    2,052    1,069      225
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/29/2000)
Accumulation unit value at beginning of period               $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02    $1.00
Accumulation unit value at end of period                     $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,982   11,009   11,377    8,711    6,164    3,595    1,227      128
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------


 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,175    2,018    1,925    2,001    2,040    1,735      698       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00       --
Accumulation unit value at end of period                     $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                475      510      530      551      564      375       97       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period               $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,001    1,175    1,240    1,207    1,199      982      276       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period                     $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,559    1,303    1,423    1,489    1,344      816      222       --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.41    $1.35    $1.25    $1.19    $0.93    $1.00
Accumulation unit value at end of period                       $1.56    $1.41    $1.35    $1.25    $1.19    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  617      673    1,056      119       11       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.86    $1.61    $1.49    $1.31    $0.98    $1.00
Accumulation unit value at end of period                       $2.03    $1.86    $1.61    $1.49    $1.31    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   29       67       36       39       19        3
-----------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.83    $1.59    $1.45    $1.29    $0.95    $1.00
Accumulation unit value at end of period                       $2.03    $1.83    $1.59    $1.45    $1.29    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   10       13       17       16        7       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.61    $1.39    $1.33    $1.23    $0.96    $1.00
Accumulation unit value at end of period                       $1.24    $1.61    $1.39    $1.33    $1.23    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   28      110       31       17        7       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42      540       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                 $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                       $1.57    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  831        9       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.52    $1.39    $1.37    $1.32    $0.92    $1.00
Accumulation unit value at end of period                       $1.62    $1.52    $1.39    $1.37    $1.32    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   92      103      165       34        5       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                 $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                       $1.35    $1.14    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   61      150       25       --       --       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $1.64    $1.41    $1.37    $1.24    $0.95    $1.00
Accumulation unit value at end of period                       $1.70    $1.64    $1.41    $1.37    $1.24    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  658      767      893      671      320        7
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $2.78    $2.07    $1.80    $1.45    $1.02    $1.00
Accumulation unit value at end of period                       $2.90    $2.78    $2.07    $1.80    $1.45    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,761    1,895    1,469      792      354       21
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   69

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.90    $1.53    $1.37    $1.21    $0.98    $1.00
Accumulation unit value at end of period                       $2.21    $1.90    $1.53    $1.37    $1.21    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  159      238      287      242       72       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,102       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                 $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                       $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  159    1,283      301       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.73    $1.48    $1.42    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $1.63    $1.73    $1.48    $1.42    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,255    1,765    1,974      888      297       29
-----------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                 $1.36    $1.26    $1.21    $1.13    $0.95    $1.00
Accumulation unit value at end of period                       $1.38    $1.36    $1.26    $1.21    $1.13    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   36       74      181      192        6       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,790    2,140       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                 $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.26    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  178      960       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                 $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  235    1,052       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,239    2,644       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                 $1.48    $1.33    $1.24    $1.15    $1.10       --
Accumulation unit value at end of period                       $1.58    $1.48    $1.33    $1.24    $1.15       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  297      397      381      391      228       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.20    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,538    3,713       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.47    $1.31    $1.23    $1.18    $0.97    $1.00
Accumulation unit value at end of period                       $1.62    $1.47    $1.31    $1.23    $1.18    $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,786    2,167    2,418    1,811      806       37
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.19    $1.97    $1.69    $1.37    $1.00    $1.00
Accumulation unit value at end of period                       $2.50    $2.19    $1.97    $1.69    $1.37    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,477    3,028    2,674    1,897      567       17
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.06    $1.77    $1.50    $1.34    $0.94    $1.00
Accumulation unit value at end of period                       $2.39    $2.06    $1.77    $1.50    $1.34    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  420      513      557      419      104       17
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.39    $2.00    $1.78    $1.37    $1.02    $1.00
Accumulation unit value at end of period                       $1.87    $2.39    $2.00    $1.78    $1.37    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  524      800      981      673      256       15
-----------------------------------------------------------------------------------------------------------------


 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.00    $1.72    $1.60    $1.31    $1.00    $1.00
Accumulation unit value at end of period                       $1.93    $2.00    $1.72    $1.60    $1.31    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  512      911      737      370      224       13
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.76    $1.50    $1.37    $1.23    $0.99    $1.00
Accumulation unit value at end of period                       $1.80    $1.76    $1.50    $1.37    $1.23    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,559    1,733    1,384    1,109      402       30
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.00    $1.73    $1.55    $1.25    $0.98    $1.00
Accumulation unit value at end of period                       $2.04    $2.00    $1.73    $1.55    $1.25    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,520    2,091    2,234      965      307       29
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.62    $1.45    $1.38    $1.21    $0.94    $1.00
Accumulation unit value at end of period                       $1.58    $1.62    $1.45    $1.38    $1.21    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  883    1,109    1,210      276      110       11
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.58    $1.48    $1.34    $1.34    $0.93    $1.00
Accumulation unit value at end of period                       $1.90    $1.58    $1.48    $1.34    $1.34    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   11       24       21       20       14       --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.91    $2.01    $1.54    $1.31    $0.98    $1.00
Accumulation unit value at end of period                       $3.69    $2.91    $2.01    $1.54    $1.31    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  193      206      200      197       18        5
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,828       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.90    $1.57    $1.43    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $2.09    $1.90    $1.57    $1.43    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  285      383      462      227      105        4
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.33    $1.25    $1.22    $1.13    $0.93    $1.00
Accumulation unit value at end of period                       $1.46    $1.33    $1.25    $1.22    $1.13    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  304      340      345      195      179        4
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.54    $1.37    $1.32    $1.26    $0.95    $1.00
Accumulation unit value at end of period                       $1.56    $1.54    $1.37    $1.32    $1.26    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  127      178      246      249      156        3
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $2.57    $1.98    $1.72    $1.34    $1.02    $1.00
Accumulation unit value at end of period                       $3.25    $2.57    $1.98    $1.72    $1.34    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  355      578      450      130       40       --
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.07    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,105    1,042       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.40    $1.21    $1.07    $1.00       --       --
Accumulation unit value at end of period                       $1.48    $1.40    $1.21    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  841      790      465       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.29    $1.14    $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.26    $1.29    $1.14    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  173       85       82       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.04    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.19    $1.10    $1.04    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,507    4,804    2,295        2       --       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   71

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,179    3,380       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.73    $1.43    $1.37    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $1.72    $1.73    $1.43    $1.37    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  281      428      567      409      171       29
-----------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period                 $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   55      218       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.35    $1.32    $1.18    $1.11    $0.95    $1.00
Accumulation unit value at end of period                       $1.33    $1.35    $1.32    $1.18    $1.11    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  287      405      586      510      324       10
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.04    $1.61    $1.45    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $2.19    $2.04    $1.61    $1.45    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  244      229      273      270      236       13
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.68    $1.61    $1.45    $1.23    $0.93    $1.00
Accumulation unit value at end of period                       $1.72    $1.68    $1.61    $1.45    $1.23    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   18        5        6        1       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,168    2,674       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.19    $1.04    $1.04    $1.00       --       --
Accumulation unit value at end of period                       $1.25    $1.19    $1.04    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   59       63       54       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $2.02    $1.69    $1.62    $1.36    $1.00    $1.00
Accumulation unit value at end of period                       $1.90    $2.02    $1.69    $1.62    $1.36    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,674    1,021      937      460      220       20
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.45    $1.28    $1.25    $1.15    $0.96    $1.00
Accumulation unit value at end of period                       $1.46    $1.45    $1.28    $1.25    $1.15    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  552      222      183       82       38       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.04    $1.01    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end of period                       $1.08    $1.04    $1.01    $0.99    $0.99    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,930    1,762    1,751    2,006      888      132
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec.
  31, 2007 were 3.46% and 3.52%, respectively.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.04    $1.01    $1.00    $1.00       --       --
Accumulation unit value at end of period                       $1.09    $1.04    $1.01    $1.00       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  581      218      117       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.14    $1.10    $1.09    $1.05    $1.02    $1.00
Accumulation unit value at end of period                       $1.19    $1.14    $1.10    $1.09    $1.05    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                9,526    8,383    3,535    1,139      622        3
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------


 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/07/2002)
Accumulation unit value at beginning of period                 $2.17    $1.83    $1.63    $1.39    $1.00    $1.00
Accumulation unit value at end of period                       $2.32    $2.17    $1.83    $1.63    $1.39    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,062    4,317    2,866    1,676      227       10
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.26    $1.19    $1.27    $1.16    $1.04    $1.00
Accumulation unit value at end of period                       $1.34    $1.26    $1.19    $1.27    $1.16    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,061    2,526    1,503      737      253        7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.04    $1.03    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.11    $1.04    $1.03    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,807    3,435    1,777       71       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.44    $1.31    $1.21    $1.13    $0.94    $1.00
Accumulation unit value at end of period                       $1.46    $1.44    $1.31    $1.21    $1.13    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  759      973    1,167      595      309       22
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.59    $1.45    $1.41    $1.28    $1.03    $1.00
Accumulation unit value at end of period                       $1.60    $1.59    $1.45    $1.41    $1.28    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,358    1,921    2,181    1,934      936       15
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.03    $1.01    $1.00       --       --
Accumulation unit value at end of period                       $1.12    $1.10    $1.03    $1.01       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,076    2,349      446       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.49    $1.30    $1.24    $1.18    $0.93    $1.00
Accumulation unit value at end of period                       $1.51    $1.49    $1.30    $1.24    $1.18    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,243    1,440    1,293      138       28       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.26    $1.07    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.24    $1.26    $1.07    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   29       43       10       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.39    $1.41    $1.29    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $1.57    $1.39    $1.41    $1.29    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  146      210      346      387      142        7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                 $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                       $1.48    $1.36    $1.19       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  813    1,468       52       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.55    $1.36    $1.31    $1.20    $0.95    $1.00
Accumulation unit value at end of period                       $1.61    $1.55    $1.36    $1.31    $1.20    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  885    1,065    1,178      842      212       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.04    $1.01    $1.00    $1.01    $1.00    $1.00
Accumulation unit value at end of period                       $1.08    $1.04    $1.01    $1.00    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,041    1,265    1,585    1,420      839      137
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.92    $1.74    $1.68    $1.43    $0.98    $1.00
Accumulation unit value at end of period                       $1.82    $1.92    $1.74    $1.68    $1.43    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  170      325      350      369       76        8
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $3.03    $2.28    $1.72    $1.40    $1.01    $1.00
Accumulation unit value at end of period                       $4.14    $3.03    $2.28    $1.72    $1.40    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  593      539      605       83       23       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   73

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $2.00    $1.63    $1.44    $1.24    $0.98    $1.00
Accumulation unit value at end of period                       $2.23    $2.00    $1.63    $1.44    $1.24    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  334      354      322      126       43       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.06    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.18    $1.22    $1.06    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,061    3,791    2,436       44       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.22       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  485      846       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.20    $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  140      648       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (11/07/2002)
Accumulation unit value at beginning of period                 $3.17    $2.34    $1.94    $1.51    $1.02    $1.00
Accumulation unit value at end of period                       $3.65    $3.17    $2.34    $1.94    $1.51    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,054    1,256    1,045      444      199       12
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (11/07/2002)
Accumulation unit value at beginning of period                 $1.94    $1.82    $1.65    $1.41    $0.99    $1.00
Accumulation unit value at end of period                       $2.03    $1.94    $1.82    $1.65    $1.41    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,304    2,492    2,374    1,263      501       46
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.46    $1.31    $1.26    $1.17    $0.96    $1.00
Accumulation unit value at end of period                       $1.55    $1.46    $1.31    $1.26    $1.17    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  357      386      401      401      222      117
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.79    $1.49    $1.37    $1.27    $0.97    $1.00
Accumulation unit value at end of period                       $1.99    $1.79    $1.49    $1.37    $1.27    $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       30       31       40       25        1
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.76    $1.59    $1.49    $1.27    $0.94    $1.00
Accumulation unit value at end of period                       $1.86    $1.76    $1.59    $1.49    $1.27    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   49       76      145      157      151       --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.94    $1.60    $1.52    $1.35    $0.96    $1.00
Accumulation unit value at end of period                       $2.19    $1.94    $1.60    $1.52    $1.35    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  135      185      144      141       18       --
-----------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.40    $1.34    $1.25    $1.19    $0.93    $1.00
Accumulation unit value at end of period                       $1.55    $1.40    $1.34    $1.25    $1.19    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  601      651      846      175       38       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.84    $1.60    $1.49    $1.30    $0.98    $1.00
Accumulation unit value at end of period                       $2.01    $1.84    $1.60    $1.49    $1.30    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  111      140      150       89       21       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.82    $1.58    $1.45    $1.29    $0.95    $1.00
Accumulation unit value at end of period                       $2.01    $1.82    $1.58    $1.45    $1.29    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --        1        1       --
-----------------------------------------------------------------------------------------------------------------


 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.58    $1.37    $1.31    $1.22    $0.96    $1.00
Accumulation unit value at end of period                       $1.22    $1.58    $1.37    $1.31    $1.22    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       41       25       30       34       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   38      300       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                 $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                       $1.56    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  403        4       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.50    $1.38    $1.36    $1.32    $0.92    $1.00
Accumulation unit value at end of period                       $1.60    $1.50    $1.38    $1.36    $1.32    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   58       66      121       17        6       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                 $1.13    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                       $1.34    $1.13    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       87       18       --       --       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $1.62    $1.41    $1.36    $1.24    $0.95    $1.00
Accumulation unit value at end of period                       $1.68    $1.62    $1.41    $1.36    $1.24    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  534      623      698      566      228        3
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $2.75    $2.06    $1.79    $1.45    $1.02    $1.00
Accumulation unit value at end of period                       $2.87    $2.75    $2.06    $1.79    $1.45    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,421    1,520    1,016      393      168        3
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.87    $1.51    $1.35    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $2.17    $1.87    $1.51    $1.35    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  269      158      185      132       42       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  560       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                 $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                       $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42      664      109       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.72    $1.47    $1.42    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $1.61    $1.72    $1.47    $1.42    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,164    1,347    1,479      981      305       --
-----------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                 $1.35    $1.26    $1.20    $1.12    $0.95    $1.00
Accumulation unit value at end of period                       $1.37    $1.35    $1.26    $1.20    $1.12    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  291      288      144      101        6       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.18    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,539    1,164       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                 $1.06    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.26    $1.06       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  232      549       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                 $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.12    $0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   44      479       --       --       --       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   75

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,335    1,077       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                 $1.45    $1.31    $1.22    $1.13    $1.08       --
Accumulation unit value at end of period                       $1.55    $1.45    $1.31    $1.22    $1.13       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   81      108      134      139       47       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,154    2,206       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.45    $1.30    $1.23    $1.18    $0.97    $1.00
Accumulation unit value at end of period                       $1.61    $1.45    $1.30    $1.23    $1.18    $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,343    1,937    2,066    1,461      559       14
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.17    $1.96    $1.68    $1.36    $1.00    $1.00
Accumulation unit value at end of period                       $2.48    $2.17    $1.96    $1.68    $1.36    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,756    2,082    1,937    1,292      500       11
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.04    $1.75    $1.49    $1.33    $0.94    $1.00
Accumulation unit value at end of period                       $2.36    $2.04    $1.75    $1.49    $1.33    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  425      456      397      294       90        2
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.37    $1.99    $1.77    $1.36    $1.02    $1.00
Accumulation unit value at end of period                       $1.85    $2.37    $1.99    $1.77    $1.36    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  514      653      812      732      435       16
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.98    $1.71    $1.59    $1.30    $1.00    $1.00
Accumulation unit value at end of period                       $1.91    $1.98    $1.71    $1.59    $1.30    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  507      672      451      208      101        4
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.74    $1.49    $1.36    $1.23    $0.99    $1.00
Accumulation unit value at end of period                       $1.78    $1.74    $1.49    $1.36    $1.23    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  956    1,045      825      780      330       18
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.98    $1.72    $1.55    $1.24    $0.98    $1.00
Accumulation unit value at end of period                       $2.02    $1.98    $1.72    $1.55    $1.24    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,282    1,607    1,641      806      272       14
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.61    $1.44    $1.37    $1.21    $0.94    $1.00
Accumulation unit value at end of period                       $1.56    $1.61    $1.44    $1.37    $1.21    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  629      670      764      137       59        6
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.56    $1.47    $1.33    $1.34    $0.93    $1.00
Accumulation unit value at end of period                       $1.88    $1.56    $1.47    $1.33    $1.34    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   33       27       31       22        5        1
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.88    $1.99    $1.52    $1.30    $0.98    $1.00
Accumulation unit value at end of period                       $3.64    $2.88    $1.99    $1.52    $1.30    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  164      112       82       71       16       --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,445       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.89    $1.56    $1.42    $1.25    $0.99    $1.00
Accumulation unit value at end of period                       $2.06    $1.89    $1.56    $1.42    $1.25    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  282      406      425      178      131       --
-----------------------------------------------------------------------------------------------------------------


 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.32    $1.25    $1.21    $1.12    $0.93    $1.00
Accumulation unit value at end of period                       $1.45    $1.32    $1.25    $1.21    $1.12    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  193      311      340      193      177       --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.52    $1.37    $1.32    $1.25    $0.95    $1.00
Accumulation unit value at end of period                       $1.54    $1.52    $1.37    $1.32    $1.25    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  180      243      288      231      178        1
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $2.61    $2.02    $1.75    $1.37    $1.02    $1.00
Accumulation unit value at end of period                       $3.29    $2.61    $2.02    $1.75    $1.37    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  303      338      298      160       84       --
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.06    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  584      558       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.40    $1.21    $1.07    $1.00       --       --
Accumulation unit value at end of period                       $1.47    $1.40    $1.21    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  554      612      479        2       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.28    $1.13    $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.25    $1.28    $1.13    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  355      385      192       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.03    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.19    $1.10    $1.03    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,132    3,060    1,589       20       --       --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,725    1,792       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.70    $1.41    $1.35    $1.18    $0.98    $1.00
Accumulation unit value at end of period                       $1.69    $1.70    $1.41    $1.35    $1.18    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  176      212      257      245      174        3
-----------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period                 $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   17       68       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.34    $1.32    $1.18    $1.11    $0.95    $1.00
Accumulation unit value at end of period                       $1.31    $1.34    $1.32    $1.18    $1.11    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   93      177      190      144       68       --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.02    $1.60    $1.45    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $2.17    $2.02    $1.60    $1.45    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   92      102      135      136       73       15
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.66    $1.60    $1.44    $1.23    $0.93    $1.00
Accumulation unit value at end of period                       $1.71    $1.66    $1.60    $1.44    $1.23    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    4       24       29       24       25       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,117    1,336       --       --       --       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   77

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.18    $1.03    $1.04    $1.00       --       --
Accumulation unit value at end of period                       $1.24    $1.18    $1.03    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   12       20       16       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $2.00    $1.68    $1.61    $1.36    $1.00    $1.00
Accumulation unit value at end of period                       $1.88    $2.00    $1.68    $1.61    $1.36    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  982      774      738      348      180        1
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.44    $1.27    $1.24    $1.15    $0.96    $1.00
Accumulation unit value at end of period                       $1.45    $1.44    $1.27    $1.24    $1.15    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  485      198      150      125      108        3
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.03    $1.00    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end of period                       $1.07    $1.03    $1.00    $0.99    $0.99    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,303    1,986    1,666    1,123      515      105
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec.
31, 2007 were 3.25% and 3.30%, respectively.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.04    $1.01    $1.00    $1.00       --       --
Accumulation unit value at end of period                       $1.08    $1.04    $1.01    $1.00       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  667      240      160       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.13    $1.10    $1.09    $1.05    $1.02    $1.00
Accumulation unit value at end of period                       $1.17    $1.13    $1.10    $1.09    $1.05    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,003    5,478    2,694    1,596      573       25
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/07/2002)
Accumulation unit value at beginning of period                 $2.15    $1.82    $1.62    $1.39    $0.99    $1.00
Accumulation unit value at end of period                       $2.30    $2.15    $1.82    $1.62    $1.39    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,181    3,601    2,375    1,384      191        3
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.25    $1.19    $1.26    $1.16    $1.04    $1.00
Accumulation unit value at end of period                       $1.33    $1.25    $1.19    $1.26    $1.16    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,465    2,116    1,478      737      198        7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.03    $1.03    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.10    $1.03    $1.03    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,833    2,120    1,111        5       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.42    $1.30    $1.21    $1.13    $0.94    $1.00
Accumulation unit value at end of period                       $1.45    $1.42    $1.30    $1.21    $1.13    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  440      531      660      196      120       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.58    $1.44    $1.40    $1.27    $1.03    $1.00
Accumulation unit value at end of period                       $1.59    $1.58    $1.44    $1.40    $1.27    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,579    2,004    2,130    1,810      993       10
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.03    $1.01    $1.00       --       --
Accumulation unit value at end of period                       $1.11    $1.10    $1.03    $1.01       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,103    1,257      283       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.48    $1.30    $1.24    $1.18    $0.93    $1.00
Accumulation unit value at end of period                       $1.50    $1.48    $1.30    $1.24    $1.18    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  779      865      862       62       38       --
-----------------------------------------------------------------------------------------------------------------


 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.25    $1.07    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.23    $1.25    $1.07    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   14       29       15        2       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.38    $1.40    $1.28    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $1.55    $1.38    $1.40    $1.28    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   57       59       77       52       36        5
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                 $1.35    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                       $1.47    $1.35    $1.19       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  618    1,132      111       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.54    $1.35    $1.31    $1.20    $0.95    $1.00
Accumulation unit value at end of period                       $1.60    $1.54    $1.35    $1.31    $1.20    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  691      735      940      788      372        8
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.03    $1.00    $1.00    $1.00    $1.00    $1.00
Accumulation unit value at end of period                       $1.07    $1.03    $1.00    $1.00    $1.00    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  720      991    1,237    1,102      552       25
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.91    $1.73    $1.67    $1.43    $0.98    $1.00
Accumulation unit value at end of period                       $1.81    $1.91    $1.73    $1.67    $1.43    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  224      337      453      415      117        4
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $3.00    $2.27    $1.72    $1.40    $1.01    $1.00
Accumulation unit value at end of period                       $4.09    $3.00    $2.27    $1.72    $1.40    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  403      381      339      128       11       --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.98    $1.62    $1.44    $1.24    $0.98    $1.00
Accumulation unit value at end of period                       $2.21    $1.98    $1.62    $1.44    $1.24    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  200      243      237       85        6       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.06    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.17    $1.22    $1.06    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,124    2,626    1,753       11       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.10    $1.22       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  236      443       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   78      353       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (11/07/2002)
Accumulation unit value at beginning of period                 $3.15    $2.32    $1.93    $1.50    $1.02    $1.00
Accumulation unit value at end of period                       $3.62    $3.15    $2.32    $1.93    $1.50    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  846      949      906      460      221       --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (11/07/2002)
Accumulation unit value at beginning of period                 $1.93    $1.81    $1.64    $1.41    $0.99    $1.00
Accumulation unit value at end of period                       $2.01    $1.93    $1.81    $1.64    $1.41    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,812    1,951    1,792    1,263      778       19
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.43    $1.29    $1.25    $1.15    $0.96    $1.00
Accumulation unit value at end of period                       $1.52    $1.43    $1.29    $1.25    $1.15    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  127      200      282      265       63       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   79

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.76    $1.48    $1.36    $1.26    $0.97    $1.00
Accumulation unit value at end of period                       $1.96    $1.76    $1.48    $1.36    $1.26    $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   21       31       45       35       29       --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.75    $1.58    $1.48    $1.27    $0.94    $1.00
Accumulation unit value at end of period                       $1.84    $1.75    $1.58    $1.48    $1.27    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42       48      155      153      164        1
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.93    $1.59    $1.51    $1.34    $0.96    $1.00
Accumulation unit value at end of period                       $2.16    $1.93    $1.59    $1.51    $1.34    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  127      116      136      124       58       --
-----------------------------------------------------------------------------------------------------------------


 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   81

                       THIS PAGE LEFT BLANK INTENTIONALLY

 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   83

                       THIS PAGE LEFT BLANK INTENTIONALLY

 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   85

                       THIS PAGE LEFT BLANK INTENTIONALLY

 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                           ANNUITY - NEW YORK -- PROSPECTUS   87

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


          RiverSource Distributors, Inc. (Distributor), Member FINRA.

 Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                          New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.



        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6410 H (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY/RETIREMENT ADVISOR SELECT PLUS(R)
VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES


New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.


ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             ameriprise.com/variableannuities
             RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- Legg Mason Variable Portfolios II, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds


- The Universal Institutional Funds, Inc.
    Van Kampen Life Investment Trust

- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   7
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  15
FINANCIAL STATEMENTS........................................  15
THE VARIABLE ACCOUNT AND THE FUNDS..........................  15
THE FIXED ACCOUNT...........................................  32
THE SPECIAL DCA ACCOUNT.....................................  32
BUYING YOUR CONTRACT........................................  32
CHARGES.....................................................  35
VALUING YOUR INVESTMENT.....................................  40
MAKING THE MOST OF YOUR CONTRACT............................  41
SURRENDERS..................................................  51
TSA -- SPECIAL PROVISIONS...................................  52
CHANGING OWNERSHIP..........................................  52
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  53
OPTIONAL BENEFITS...........................................  55
THE ANNUITY PAYOUT PERIOD...................................  65
TAXES.......................................................  67
VOTING RIGHTS...............................................  70
SUBSTITUTION OF INVESTMENTS.................................  70
ABOUT THE SERVICE PROVIDERS.................................  71
APPENDIX A: EXAMPLE -- SURRENDER CHARGES....................  73
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS....................  77
APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED).....  79
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION....................... 106





 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")



- the Special DCA account, when available. (see "The Fixed Account -- The Special Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model portfolio (model portfolio) which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")


ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   5
may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS
(contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

                      SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE
             NUMBER OF COMPLETED                          NUMBER OF COMPLETED
           YEARS FROM DATE OF EACH  SURRENDER CHARGE    YEARS FROM DATE OF EACH  SURRENDER CHARGE
              PURCHASE PAYMENT         PERCENTAGE          PURCHASE PAYMENT         PERCENTAGE
                      0                     7%                     0                     8%
                      1                     7                      1                     8
                      2                     7                      2                     8
                      3                     6                      3                     7
                      4                     5                      4                     7
                      5                     4                      5                     6
                      6                     2                      6                     5
                     7+                     0                      7                     4
                                                                   8                     3
                                                                   9                     2
                                                                  10+                    0

SURRENDER CHARGE FOR RAVA SELECT PLUS
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                                YEARS FROM       SURRENDER CHARGE
                               CONTRACT DATE        PERCENTAGE
                                     1                   7%
                                     2                   7
                                     3                   7
                                   Thereafter            0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   7

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                MAXIMUM: $   50    CURRENT: $   30

(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.

 ROPP RIDER FEE                                                 MAXIMUM: 0.30%    CURRENT: 0.20%
 MAV RIDER FEE                                                  MAXIMUM: 0.35%    CURRENT: 0.25%
 5-YEAR MAV RIDER FEE                                           MAXIMUM: 0.20%    CURRENT: 0.10%

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)

 ACCUMULATION BENEFIT RIDER FEE                                 MAXIMUM: 2.50%    CURRENT: 0.60%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)

 WITHDRAWAL BENEFIT RIDER FEE                                   MAXIMUM: 2.50%    CURRENT: 0.60%
 PN RIDER FEE                                                   MAXIMUM: 0.20%    CURRENT: 0.10%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:                                 RAVA ADVANTAGE PLUS    RAVA SELECT PLUS
 FOR NONQUALIFIED ANNUITIES                                           0.95%                 1.20%
 FOR QUALIFIED ANNUITIES                                              0.75%                 1.00%
 FOR BAND 3 ANNUITIES                                                 0.55%                 0.75%

 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%          0.25%          0.27%               --%                   1.13%
 Series II Shares
 AIM V.I. Capital Development Fund,        0.75           0.25           0.31                --                    1.31(1)
 Series II Shares
 AIM V.I. Financial Services Fund,         0.75             --           0.36                --                    1.11
 Series I Shares
 AIM V.I. Global Health Care Fund,         0.75           0.25           0.32              0.01                    1.33(1)
 Series II Shares
 AIM V.I. International Growth Fund,       0.71           0.25           0.36              0.01                    1.33(1)
 Series II Shares
 AIM V.I. Technology Fund, Series I        0.75             --           0.35              0.01                    1.11
 Shares
 AllianceBernstein VPS Global              0.75           0.25           0.17                --                    1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth and          0.55           0.25           0.04                --                    0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75           0.25           0.06                --                    1.06
 Value Portfolio (Class B)
 American Century VP International,        1.10           0.25           0.01                --                    1.36
 Class II
 American Century VP Mid Cap Value,        0.90           0.25           0.01                --                    1.16
 Class II
 American Century VP Ultra(R), Class       0.90           0.25           0.01                --                    1.16
 II
 American Century VP Value, Class II       0.83           0.25           0.01                --                    1.09
 Calvert Variable Series, Inc. Social      0.70             --           0.20                --                    0.90
 Balanced Portfolio
 Columbia High Yield Fund, Variable        0.78           0.25           0.12                --                 1.15(2)
 Series, Class B
 Columbia Marsico Growth Fund,             0.97             --           0.02                --                    0.99
 Variable Series, Class A
 Columbia Marsico International            1.02           0.25           0.12                --                    1.39
 Opportunities Fund, Variable Series,
 Class B
 Credit Suisse Trust - Commodity           0.50           0.25           0.28                --                 1.03(3)
 Return Strategy Portfolio
 Eaton Vance VT Floating-Rate Income       0.57           0.25           0.32                --                    1.14
 Fund
 Evergreen VA International Equity         0.39           0.25           0.24                --                    0.88
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)             0.56           0.25           0.09                --                    0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income           0.46           0.25           0.12                --                    0.83
 Portfolio Service Class 2
 Fidelity(R) VIP Mid Cap Portfolio         0.56           0.25           0.10                --                    0.91
 Service Class 2
 Fidelity(R) VIP Overseas Portfolio        0.71           0.25           0.14                --                    1.10
 Service Class 2
 FTVIPT Franklin Global Real Estate        0.75           0.25           0.31                --                 1.31(4)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51           0.25           0.15              0.02                 0.93(5)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities           0.59           0.25           0.13                --                    0.97
 Fund - Class 2
 Goldman Sachs VIT Mid Cap Value           0.80             --           0.07                --                    0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S.         0.65             --           0.07                --                 0.72(6)
 Equity Fund - Institutional Shares



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Janus Aspen Series Large Cap Growth       0.64%          0.25%          0.02%             0.01%                   0.92%
 Portfolio: Service Shares
 Lazard Retirement International           0.75           0.25           0.18                --                    1.18
 Equity Portfolio - Service Shares
 Legg Mason Partners Variable Small        0.75             --           0.35                --                 1.10(7)
 Cap Growth Portfolio, Class I
 MFS(R) Investors Growth Stock             0.75           0.25           0.11                --                    1.11
 Series - Service Class
 MFS(R) New Discovery Series - Service     0.90           0.25           0.11                --                    1.26
 Class
 MFS(R) Total Return Series - Service      0.75           0.25           0.08                --                 1.08(8)
 Class
 MFS(R) Utilities Series - Service         0.75           0.25           0.10                --                 1.10(8)
 Class
 Neuberger Berman Advisers Management      1.14           0.25           0.17                --                 1.56(9)
 Trust International Portfolio (Class
 S)
 Oppenheimer Global Securities             0.62           0.25           0.02                --                    0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.70           0.25           0.02                --                    0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.57           0.25           0.02              0.02                0.86(10)
 Service Shares
 PIMCO VIT All Asset Portfolio,            0.18           0.25           0.25              0.69                1.37(11)
 Advisor Share Class
 Putnam VT Health Sciences                 0.70           0.25           0.13                --                    1.08
 Fund - Class IB Shares
 Putnam VT International Equity            0.73           0.25           0.11              0.01                    1.10
 Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB           0.65           0.25           0.11                --                    1.01
 Shares
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.76                1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.64                1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.70                1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.73                1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.67                1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable     0.70           0.13           0.16                --                0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable     0.83           0.13           1.13                --                2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable     0.97           0.13           0.18                --                1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable              0.53           0.13           0.14                --                    0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable              0.33           0.13           0.14                --                    0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable              0.45           0.13           0.16                --                    0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.14                --                    0.86
 Portfolio - Diversified Equity Income
 Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.19                --                1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable              0.44           0.13           0.17                --                0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable              0.60           0.13           0.16                --                    0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.15                --                    0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable              0.61           0.13           0.17                --                    0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.36                --                1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable              0.73           0.13           0.17                --                1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable              0.22           0.13           0.17                --                0.52(13)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable              0.48           0.13           0.18                --                    0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.20                --                1.01(13)
 Portfolio - Small Cap Advantage Fund
 RVST Threadneedle(R) Variable             1.11           0.13           0.26                --                    1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable             0.69           0.13           0.19                --                    1.01
 Portfolio - International Opportunity
 Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity
 Fund)


 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Van Kampen Life Investment Trust          0.56%          0.25%          0.03%               --%                   0.84%
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85           0.35           0.38                --                    1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75           0.35           0.35                --                1.45(14)
 Portfolio, Class II Shares
 Wanger International Small Cap            0.88             --           0.11                --                    0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies             0.90             --           0.05                --                    0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)
 Wells Fargo Advantage VT Opportunity      0.73           0.25           0.20                --                    1.18(15)
 Fund
 Wells Fargo Advantage VT Small Cap        0.75           0.25           0.23                --                    1.23(15)
 Growth Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.


(3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time. After fee waivers and expense reimbursements net expenses would be 1.00%.


(8) MFS has agreed in writing to reduce its management fee to 0.65% for MFS Total Return Series annually on average daily net assets in excess of $3 billion and 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.05% for MFS Total Return Series - Service Class and 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(9) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(11) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   11
      funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY           1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule               $1,405      $2,597      $3,663      $5,974             $605       $1,797      $2,963      $5,774
 RAVA ADVANTAGE PLUS
 With a seven-year
 surrender charge schedule      1,305       2,497       3,463       5,774              605        1,797       2,963       5,774
 RAVA SELECT PLUS               1,331       2,569       3,074       5,952              631        1,869       3,074       5,952



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule               $1,385      $2,539      $3,575      $5,830             $585       $1,739      $2,875      $5,630
 RAVA ADVANTAGE PLUS
 With a seven-year
 surrender charge schedule      1,285       2,439       3,375       5,630              585        1,739       2,875       5,630
 RAVA SELECT PLUS               1,311       2,512       2,987       5,812              611        1,812       2,987       5,812



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                 1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS - BAND
 3
 With a ten-year surrender
 charge schedule               $1,364      $2,482      $3,485      $5,682             $564       $1,682      $2,785      $5,482
 RAVA ADVANTAGE PLUS - BAND
 3
 With a seven-year
 surrender charge schedule      1,264       2,382       3,285       5,482              564        1,682       2,785       5,482
 RAVA SELECT PLUS - BAND 3      1,285       2,440       2,876       5,632              585        1,740       2,876       5,632



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   13

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY           1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule                $952       $1,273      $1,516      $1,984             $152        $473        $816       $1,784
 RAVA ADVANTAGE PLUS
 With a seven-year
 surrender charge schedule       852        1,173       1,316       1,784              152         473         816        1,784
 RAVA SELECT PLUS                878        1,252         950       2,063              178         552         950        2,063



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule                $932       $1,210      $1,409      $1,758             $132        $410        $709       $1,558
 RAVA ADVANTAGE PLUS
 With a seven-year
 surrender charge schedule       832        1,110       1,209       1,558              132         410         709        1,558
 RAVA SELECT PLUS                858        1,189         844       1,843              158         489         844        1,843



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                 1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS - BAND
 3
 With a ten-year surrender
 charge schedule                $911       $1,147      $1,301      $1,528             $111        $347        $601       $1,328
 RAVA ADVANTAGE PLUS - BAND
 3
 With a seven-year
 surrender charge schedule       811        1,047       1,101       1,328              111         347         601        1,328
 RAVA SELECT PLUS - BAND 3       832        1,111         711       1,562              132         411         711        1,562



(1) In these examples, the contract administrative charge is estimated as a .015% charge for RAVA Advantage Plus, a .018% charge for RAVA Select Plus, a .015% charge for RAVA Advantage Plus - Band 3, and a .018% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   15
  terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   17

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. Global Health Care   Capital growth. The Fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.


 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein             Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
VPS Global Technology         least 80% of its net assets in securities of
Portfolio (Class B)           companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein             Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
VPS Growth and Income         in the equity securities of domestic companies
Portfolio (Class B)           that the Advisor deems to be undervalued.
AllianceBernstein             Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
VPS International Value       in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
American Century              Capital growth. Invests primarily in stocks of    American Century Global Investment
VP International, Class II    growing foreign companies in developed            Management, Inc.
                              countries.
American Century              Long-term capital growth with income as a         American Century Investment Management,
VP Mid Cap Value, Class II    secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century              Long-term capital growth. Analytical research     American Century Investment Management,
VP Ultra(R), Class II         tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century              Long-term capital growth, with income as a        American Century Investment Management,
VP Value, Class II            secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.
Credit Suisse Trust --        Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.


 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Eaton Vance VT                High level of current income. The Fund invests    Eaton Vance Management
Floating-Rate                 primarily in senior floating rate loans ("Senior
Income Fund                   Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA International    Long-term capital growth, with modest income as   Evergreen Investment Management
Equity Fund - Class 2         a secondary objective. The Fund seeks to achieve  Company, LLC its goal by investing primarily in equity
                              securities issued by established, quality
                              non-U.S. companies located in countries with
                              developed markets and may purchase securities
                              across all market capitalizations. The Fund may
                              also invest in emerging markets.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class 2                       Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub- advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
Legg Mason Partners Variable  Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Small Cap Growth Portfolio,   circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Class I                       its net assets in equity securities of companies  sub-adviser.
                              with small market capitalizations and related
                              investments.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Total Return           Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Service Class        fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.


 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests a small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.


 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.


 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
(previously RiverSource       countries, or that earn 50% or more of their
Variable Portfolio -          total revenues from goods and services produced
Emerging Markets Fund)        in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.


 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
Effective June 1, 2008, the   billion at time of initial purchase.
Fund will change its name to
Wanger International.         Effective June 1, 2008:
                              Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
Effective June 1, 2008, the   than $5 billion at time of initial purchase.
Fund will change its name to
Wanger USA.                   Effective June 1, 2008:
                              Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


THE FIXED ACCOUNT

Unless an asset allocation model is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in tenth of a percent increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)


 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than 13 months after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or

  $50 per month

                                                                RAVA ADVANTAGE PLUS    RAVA SELECT PLUS
 If paying by any other method:
   initial payment for qualified annuities                            $1,000                $2,000
   initial payment for nonqualified annuities                          2,000                10,000
   for any additional payments                                            50                    50


* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   33

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:


                                                                RAVA ADVANTAGE PLUS    RAVA SELECT PLUS
 For the first year:
   through age 85                                                    $999,999              $999,999
   for ages 86 to 90                                                  100,000               100,000
 For each subsequent year:
   through age 85                                                     100,000               100,000
   for ages 86 to 90                                                   50,000                50,000


*** These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal Benefit rider.


We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER


Send your check along with your name and contract number to:


Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

P.O. BOX 5144

ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

20 MADISON AVENUE EXTENSION

ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

  - if you elect the ten-year surrender charge schedule for your contract.

 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   35

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                                RAVA ADVANTAGE PLUS    RAVA SELECT PLUS
 For nonqualified annuities                                           0.95%                 1.20%
 For qualified annuities                                              0.75%                 1.00%
 For Band 3 annuities                                                 0.55%                 0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account or the Special DCA account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                      SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE
             NUMBER OF COMPLETED                          NUMBER OF COMPLETED
           YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
              PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
                      0                     7%                     0                     8%
                      1                     7                      1                     8
                      2                     7                      2                     8
                      3                     6                      3                     7
                      4                     5                      4                     7
                      5                     4                      5                     6
                      6                     2                      6                     5
                      7+                    0                      7                     4
                                                                   8                     3
                                                                   9                     2
                                                                  10+                    0

SURRENDER CHARGE UNDER RAVA SELECT PLUS:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                               CONTRACT YEAR  SURRENDER CHARGE PERCENTAGE
                                     1                     7%
                                     2                     7
                                     3                     7
                                   Thereafter              0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   37

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.


If you choose the Elective step up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective step ups, and the elective spousal continuation step ups, this change will be in effect for the entire contract year.


The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you elect the spousal continuation step up or to change your model portfolio after we have exercised our right to increase the fee we charge for this rider. or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee we charge for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual Elective step up, you will pay the fee we then charge. If you choose an Elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.

(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   39

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE


We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

PN RIDER FEE


We charge a fee for this optional feature only if you select it.(4) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your variable account contract value less any excluded accounts. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts less any excluded accounts in the same proportion your interest in each subaccount bears to your total variable account contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(4) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the ROPP rider fee (if selected);

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the 5-Year MAV rider fee (if selected);

- a prorated portion of the Accumulation Benefit rider fee (if selected);

- a prorated portion of the Withdrawal Benefit rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   41
not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month ...                   MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low ...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.


SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.

- You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)

- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the
 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).


- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.


The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM


If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.


Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.


Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   43
penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.


The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account, that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders you also may participate in the PN program by purchasing a separate optional rider for an additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocations options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model

 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and the fixed account as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and the fixed account, we may have an incentive to identify the RiverSource Variable Series Trust funds and the fixed account for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include, but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help you define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   45
in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider.

We reserve the right to change the terms and conditions of the PN program upon a written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of

 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER


If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").


Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end.



You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while an asset allocation model portfolio is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.



There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. Currently, the amount of contract value transferred to the fixed account cannot result in the


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   47
  value of the fixed account being greater than 30% of the contract value. You may not make a transfer to the Special DCA account.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.


- Once annuity payouts begin, you may not make transfers to or from the fixed account, and Special DCA account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   49

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

20 MADISON AVENUE EXTENSION

P.O. BOX 5144

ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

20 MADISON AVENUE EXTENSION

ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or
surrenders:      $250 or entire account balance

MAXIMUM AMOUNT

Transfers or
surrenders:      Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the fixed account or the Special DCA account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

MINIMUM AMOUNT

Transfers or
surrenders:      $50

MAXIMUM AMOUNT

Transfers or
surrenders:      None (except for automated transfers from the fixed account)

 50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)

(518) 869-8613

MINIMUM AMOUNT

Transfers or
surrenders:      $250 or entire contract balance

MAXIMUM AMOUNT

Transfers:       Contract value or entire account balance

Surrenders:      $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   51

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we


 52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

                                  PS X DB
ADJUSTED PARTIAL SURRENDERS   =   ------------
                                  CV

                   the partial surrender including any applicable surrender
         PS     =  charge.
                   the death benefit on the date of (but prior to) the partial
         DB     =  surrender.
                   the contract value on the date of (but prior to) the partial
         CV     =  surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

  We calculate the death benefit as follows:

  The total purchase payments minus adjustments for partial surrenders:
  Total purchase payments                                                                      $20,000
         minus adjusted partial surrenders, calculated as:
         $1,500 X $20,000
         ----------------  =                                                                    -1,667
             $18,000                                                                           -------
         for a death benefit of:                                                               $18,333

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   53

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal; or

  - purchase payments less minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =   ------------
                                                             CV

                   the partial surrender including any applicable surrender
         PS     =  charge.
                   the death benefit on the date of (but prior to) the partial
         DB     =  surrender.
                   the contract value on the date of (but prior to) the partial
         CV     =  surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   55
subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)


The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

 56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether a Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   57

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)



The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans(1).



(1) The Withdrawal Benefit rider is not available under an inherited qualified annuity.



You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.



We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.



The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   59
change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.



If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:



- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;



- the guaranteed benefit amount will be adjusted as described below; and



- the remaining benefit amount will be adjusted as described below.



For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").



Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



Withdrawal Benefit is subject to certain restrictions and limitations described below:



- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The Portfolio Navigator program limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments to $100,000.



- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.



You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:



- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.


 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:



If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,



- A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.



- Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.



- Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.



- Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.



The ALERMDA is:



(1)  determined by us each calendar year;



(2)  based on the value of this contract alone on the date it is determined; and



(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:



1.   IRAs under Section 408(b) of the Code;



2.   Roth IRAs under Section 408A of the Code;



3.   SIMPLE IRA under Section 408(p) of the Code;



4.   SEP plans under Section 408 (k) of the Code;



5.   Custodial and investment only plans under Section 401 (a) of the Code;



6.   TSAs under Section 403(b) of the Code.



In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.



GUARANTEED BENEFIT AMOUNT



The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.



The GBA is determined at the following times:



- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;



- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   61
  purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;



- At step up  -- (see "Elective Step Up" and "Annual Step Up" headings below).



- When you make a partial withdrawal:



a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;



b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:



c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of any prior step ups:



GBA EXCESS WITHDRAWAL PROCESSING



The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT



The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.



The RBA is determined at the following times:



- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;



- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;



- At step up  -- (see "Elective Step Up" and "Annual Step Up" headings below).



- When you make a partial withdrawal:



a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;



b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;



c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of any prior step ups.



RBA EXCESS WITHDRAWAL PROCESSING



The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.


 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:



The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT



Under the original rider, the GPB is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.



Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.



Under the original an rider, the GBP equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA.



Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.



REMAINING BENEFIT PAYMENT



Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.



Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.



Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.



Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.



ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)



You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.



The elective step up is subject to the following rules:



- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;



- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;



- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above, and to surrender charges; and



- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.



You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:



- The effective date of the elective step up is the valuation date we receive your written request to step up.



- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   63

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.



- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.



- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.



You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.



ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)



Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.



The annual step up is subject to the following rules:



- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.



- If the application of the step does not increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;



- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:



- The RBA will be increased to an amount equal to the contract value on the step up date.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.



- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.



- The RBP will be reset as follows:



(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.



(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.



SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP



If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.



A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.



Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.



If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.



It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.


 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.



REMAINING BENEFIT AMOUNT PAYOUT OPTION



Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.



IF CONTRACT VALUE REDUCES TO ZERO



If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:



- you will be paid according to the annuity payout option described above;



- we will no longer accept additional purchase payments;



- you will no longer be charged for the rider;



- any attached death benefit riders will terminate; and



- the death benefit becomes the remaining payments under the annuity payout option described above.



If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.



For an example, see Appendix B.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   65

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that

 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.



TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   67

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   69

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



VOTING RIGHTS


As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisor in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   71

                                   APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix B include partial surrenders to illustrate the effect of these partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT      CONTRACT
                                                            WITH GAIN     WITH LOSS
               Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                    Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1.  We determine the Total Free Amount (TFA)
         available in the contract as the greatest of
         the earnings or 10% of the prior anniversary
         value:
                               Earnings in the contract:     20,000.00          0.00
          10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                           -----------   -----------
                                      Total Free Amount:     20,000.00      8,500.00
STEP 2.  We determine the TFA that is from Purchase
         Payments:
                                      Total Free Amount:     20,000.00      8,500.00
                               Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                                                       = the amount of the
                                                                                         surrender
                                                    WD =    120,000.00     80,000.00
                                                                                       = the total free amount,
                                                                                         step 1
                                                   TFA =     20,000.00      8,500.00
                                                                                       = the contract value at
                                                                                         the time of the
                                                                                         surrender
                                                    CV =    120,000.00     80,000.00
                                                                                       = the premium ratio
                                                    PR =          100%          100%
STEP 4.  We calculate Chargeable Purchase Payments being
         Surrendered (CPP):
                      CPP = PR X (PP - PPF)
                                                                                       = premium ratio, step 3
                                                    PR =          100%          100%
                                                                                       = purchase payments not
                                                                                         previously surrendered
                                                    PP =    100,000.00    100,000.00
                                                                                       = purchase payments being
                                                                                         surrendered free, step
                                                                                         2
                                                   PPF =          0.00      8,500.00
                                                   CPP =    100,000.00     91,500.00
STEP 5.  We calculate the Surrender Charges:
                           Chargeable Purchase Payments:    100,000.00     91,500.00
                            Surrender Charge Percentage:            7%            7%
                                       Surrender Charge:      7,000.00      6,405.00
STEP 6.  We calculate the Net Surrender Value:              120,000.00     80,000.00
                             Contract Value Surrendered:     (7,000.00)    (6,405.00)
         Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                            Net Full Surrender Proceeds:    112,970.00     73,565.00


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   73

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT      CONTRACT
                                                            WITH GAIN     WITH LOSS
            Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                    Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1.  We determine the Total Free Amount (TFA)
         available in the contract as the greatest of
         the earnings or 10% of the prior anniversary
         value:
                               Earnings in the contract:     20,000.00          0.00
          10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                           -----------   -----------
                                      Total Free Amount:     20,000.00      8,500.00
STEP 2.  We determine the Amount Free that is from
         Purchase Payments:
                                      Total Free Amount:     20,000.00      8,500.00
                               Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                            PR = [WD - TFA] / [CV - TFA]
                                                                                       = the amount of the
                                                                                         surrender
                                                    WD =     50,000.00     50,000.00
                                                                                       = the total free amount,
                                                                                         step 1
                                                   TFA =     20,000.00      8,500.00
                                                                                       = the contract value at
                                                                                         the time of surrender
                                                    CV =    120,000.00     80,000.00
                                                                                       = the premium ratio
                                                    PR =           30%           58%
STEP 4.  We calculate the Chargeable Purchase Payments
         being Surrendered (CPP):
                                   CPP = PR X (PP - PPF)
                                                                                       = premium ratio, step 3
                                                    PR =           30%           58%
                                                                                       = purchase payments not
                                                                                         previously surrendered
                                                    PP =    100,000.00    100,000.00
                                                                                       = purchase payments being
                                                                                         surrendered free, step
                                                                                         2
                                                   PPF =          0.00      8,500.00
                                                                                       = chargeable purchase
                                                                                         payments being
                                                                                         surrendered
                                                   CPP =     30,000.00     53,108.39
STEP 5.  We calculate the Surrender Charges:
                           Chargeable Purchase Payments:     30,000.00     53,108.39
                            Surrender Charge Percentage:            7%            7%
                                       Surrender Charge:         2,100         3,718
STEP 6.  We calculate the Net Surrender Value:
                             Contract Value Surrendered:     50,000.00     50,000.00
                                       Surrender Charge:     (2,100.00)    (3,717.00)
                            Net Full Surrender Proceeds:     47,900.00     46,282.41

 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT      CONTRACT
                                                            WITH GAIN     WITH LOSS
               Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                    Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1.  We determine the Total Free Amount (TFA)
         available in the contract as the greatest of
         the earnings or 10% of the prior anniversary
         value:
                               Earnings in the Contract:     20,000.00          0.00
          10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                           -----------   -----------
                                      Total Free Amount:     20,000.00      8,500.00
STEP 2.  We determine the FA that is from Purchase
         Payments:
                                      Total Free Amount:     20,000.00      8,500.00
                               Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                            PR = [WD - TFA] / [CV - TFA]
                                                                                       = the amount of the
                                                                                         surrender
                                                    WD =    120,000.00     80,000.00
                                                                                       = the total free amount,
                                                                                         step 1
                                                   TFA =     20,000.00      8,500.00
                                                                                       = the contract value at
                                                                                         the time of the
                                                                                         surrender
                                                    CV =    120,000.00     80,000.00
                                                    PR =          100%          100%
STEP 4.  We calculate Chargeable Purchase Payments being
         Surrendered (CPP):
                                   CPP = PR X (PP - PPF)
                                                                                       = premium ratio, step 3
                                                    PR =          100%          100%
                                                                                       = purchase payments not
                                                                                         previously surrendered
                                                    PP =    100,000.00    100,000.00
                                                                                       = purchase payments being
                                                                                         surrendered free, step
                                                                                         2
                                                   PPF =          0.00      8,500.00
                                                   CPP =    100,000.00     91,500.00
STEP 5.  We calculate the Surrender Charges:
                           Chargeable Purchase Payments:    100,000.00     91,500.00
                            Surrender Charge Percentage:            7%            7%
                                       Surrender Charge:      7,000.00      6,405.00
STEP 6.  We calculate the Net Surrender Value:              120,000.00     80,000.00
                             Contract Value Surrendered:     (7,000.00)    (6,405.00)
         Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                            Net Full Surrender Proceeds:    112,970.00     73,565.00


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   75

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT      CONTRACT
                                                            WITH GAIN     WITH LOSS
            Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                    Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1.  We determine the Total Free Amount (TFA)
         available in the contract as the greatest of
         the earnings or 10% of the prior anniversary
         value:
                               Earnings in the contract:     20,000.00          0.00
          10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                           -----------   -----------
                                      Total Free Amount:     20,000.00      8,500.00
STEP 2.  We determine the Amount Free that is from
         Purchase Payments:
                                      Total Free Amount:     20,000.00      8,500.00
                               Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                            PR = [WD - TFA] / [CV - TFA]
                                                                                       = the amount of the
                                                                                         surrender
                                                    WD =     50,000.00     50,000.00
                                                                                       = the total free amount,
                                                                                         step 1
                                                   TFA =     20,000.00      8,500.00
                                                                                       = the contract value at
                                                                                         the time of surrender
                                                    CV =    120,000.00     80,000.00
                                                                                       = the premium ratio
                                                    PR =           30%           58%
STEP 4.  We calculate the Chargeable Purchase Payments
         being Surrendered (CPP):
                                  CPP = PR X (PP  - PPF)
                                                                                       = premium ratio, step 3
                                                    PR =           30%           58%
                                                                                       = purchase payments not
                                                                                         previously surrendered
                                                    PP =    100,000.00    100,000.00
                                                                                       = purchase payments being
                                                                                         surrendered free, step
                                                                                         2
                                                   PPF =          0.00      8,500.00
                                                                                       = chargeable purchase
                                                                                         payments being
                                                                                         surrendered
                                                   CPP =     30,000.00     53,108.39
STEP 5.  We calculate the Surrender Charges:
                           Chargeable Purchase Payments:     30,000.00     53,108.39
                            Surrender Charge Percentage:            7%            7%
                                       Surrender Charge:         2,100         3,718
STEP 6.  We calculate the Net Surrender Value:
                             Contract Value Surrendered:     50,000.00     50,000.00
                                       Surrender Charge:     (2,100.00)    (3,717.00)
                            Net Full Surrender Proceeds:     47,900.00     46,282.41

 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option

- The Accumulation Benefit rider fee is 0.60%.

                                     ASSUMED NET       PARTIAL SURRENDER         ADJUSTED                     ACCUMULATION
END OF CONTRACT YEAR                RATE OF RETURN    (BEGINNING OF YEAR)    PARTIAL SURRENDER     MCAV      BENEFIT AMOUNT
 1                                        12%                    0                     0          100,000             0
 2                                        15%                    0                     0          102,422             0
 3                                         3%                    0                     0          104,861             0
 4                                        -8%                    0                     0          104,861             0
 5                                       -15%                    0                     0          104,861             0
 6                                        20%                2,000                 2,084          102,778             0
 7                                        15%                    0                     0          108,252             0
 8                                       -10%                    0                     0          108,252             0
 9                                       -20%                5,000                 4,498          103,754             0
 10                                      -12%                    0                     0          103,754        23,734


END OF CONTRACT YEAR              CONTRACT VALUE
 1                                   111,328
 2                                   127,259
 3                                   130,290
 4                                   119,148
 5                                   100,647
 6                                   117,666
 7                                   134,504
 8                                   120,327
 9                                    91,639
 10                                  103,754

EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%. All value is invested in the variable subaccounts.

- The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                                                CONTRACT VALUE           WITHDRAWAL         CONTRACT VALUE
CONTRACT YEAR                                 (BEGINNING OF YEAR)    (BEGINNING OF YEAR)    (END OF YEAR)       GBA         RBA
 1                                                 $100,000                $7,000              $88,350        $100,000    $93,000
 2                                                   88,350                 7,000               76,819         100,000     86,000
 3                                                   76,819                 7,000               65,930         100,000     79,000
 4                                                   65,930                 7,000               55,648         100,000     72,000
 5                                                   55,648                 7,000               45,938         100,000     65,000
 6                                                   45,938                 7,000               36,769         100,000     58,000
 7                                                   36,769                 7,000               28,111         100,000     51,000
 8                                                   28,111                 7,000               19,905         100,000     44,000
 9                                                   19,905                 7,000               12,156         100,000     37,000
 10                                                  12,156                 7,000                4,839         100,000     30,000
 11                                                   4,839                 7,000                    0         100,000     23,000
 12                                                       0                 7,000                    0         100,000     16,000
 13                                                       0                 7,000                    0         100,000      9,000
 14                                                       0                 7,000                    0         100,000      2,000
 15                                                       0                 2,000                    0         100,000          0


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   77

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

  We calculate the death benefit as follows:
  The total purchase payments minus adjustments for partial surrenders:
  Total purchase payments                                                                      $20,000
         minus adjusted partial surrenders, calculated as:
         $1,500 X $20,000
         ----------------  =                                                                    -1,667
             $18,000                                                                           -------
         for a death benefit of:                                                               $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

         We calculate the death benefit as follows:
         The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your contract anniversary contract values:                                $24,000
         plus purchase payments made since that anniversary:                                        +0
         minus adjusted partial surrenders, calculated as:
         $1,500 X $24,000
         ----------------  =                                                                    -1,636
             $22,000                                                                           -------
         for a death benefit of:                                                               $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

         We calculate the death benefit as follows:
         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your 5-year contract anniversary contract values:                         $30,000
         plus purchase payments made since that anniversary:                                        +0
         minus adjusted partial surrenders, calculated as:
         $1,500 X $30,000
         ----------------  =                                                                    -1,800
             $25,000                                                                           -------
         for a death benefit of:                                                               $28,200

 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                            2007      2006     2005     2004
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.17    $1.11    $1.03    $1.00
Accumulation unit value at end of period                       $1.30    $1.17    $1.11    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9        6       54       --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.32    $1.14    $1.05    $1.00
Accumulation unit value at end of period                       $1.45    $1.32    $1.14    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.26    $1.09    $1.04    $1.00
Accumulation unit value at end of period                       $0.98    $1.26    $1.09    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9        4        2       --
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.14    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   23       83       --       --
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                 $1.39    $1.09    $1.00       --
Accumulation unit value at end of period                       $1.58    $1.39    $1.09       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   78       --       --       --
-----------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.15    $1.05    $1.03    $1.00
Accumulation unit value at end of period                       $1.24    $1.15    $1.05    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   13       12       11       --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                 $1.14    $1.06    $1.00       --
Accumulation unit value at end of period                       $1.36    $1.14    $1.06       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       46        4       --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                 $1.25    $1.08    $1.03    $1.00
Accumulation unit value at end of period                       $1.30    $1.25    $1.08    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --        5       --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                 $1.64    $1.22    $1.06    $1.00
Accumulation unit value at end of period                       $1.73    $1.64    $1.22    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  142      103       58        3
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                 $1.48    $1.19    $1.06    $1.00
Accumulation unit value at end of period                       $1.73    $1.48    $1.19    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   86       --       --       --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                 $1.00    $1.04    $1.00       --
Accumulation unit value at end of period                       $1.20    $1.00    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --      193       14       --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                 $1.27    $1.08    $1.04    $1.00
Accumulation unit value at end of period                       $1.20    $1.27    $1.08    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   32       10        5       --
-----------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   79

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004
-----------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                 $1.16    $1.07    $1.02    $1.00
Accumulation unit value at end of period                       $1.18    $1.16    $1.07    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5       --       --       --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                 $1.07    $1.00       --       --
Accumulation unit value at end of period                       $1.09    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9        7       --       --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.20    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  240      123       --       --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                 $1.07    $1.00       --       --
Accumulation unit value at end of period                       $1.27    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  229      344       --       --
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                 $0.97    $1.00       --       --
Accumulation unit value at end of period                       $1.13    $0.97       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   20       90       --       --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.04    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   39       86       --       --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.48    $1.21    $1.06    $1.00
Accumulation unit value at end of period                       $1.69    $1.48    $1.21    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5       14        1       --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.21    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  294      366       --       --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.21    $1.08    $1.01    $1.00
Accumulation unit value at end of period                       $1.34    $1.21    $1.08    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5        4        1       --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.38    $1.24    $1.06    $1.00
Accumulation unit value at end of period                       $1.59    $1.38    $1.24    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  120      102       37       --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.46    $1.24    $1.05    $1.00
Accumulation unit value at end of period                       $1.69    $1.46    $1.24    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    4       --       --       --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.42    $1.19    $1.05    $1.00
Accumulation unit value at end of period                       $1.12    $1.42    $1.19    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   13       19        7        1
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.31    $1.12    $1.04    $1.00
Accumulation unit value at end of period                       $1.27    $1.31    $1.12    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9       10       --       --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.35    $1.15    $1.04    $1.00
Accumulation unit value at end of period                       $1.39    $1.35    $1.15    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   31       28       16       --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.36    $1.17    $1.05    $1.00
Accumulation unit value at end of period                       $1.39    $1.36    $1.17    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   30       30       49       --
-----------------------------------------------------------------------------------------------


 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.09    $1.03    $1.00
Accumulation unit value at end of period                       $1.20    $1.22    $1.09    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    7        5       45       --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --
Accumulation unit value at end of period                       $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  311       --       --       --
-----------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.40    $1.15    $1.05    $1.00
Accumulation unit value at end of period                       $1.55    $1.40    $1.15    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --        5       --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --
Accumulation unit value at end of period                       $1.02       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
  Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                 $1.14    $1.07    $1.03    $1.00
Accumulation unit value at end of period                       $1.26    $1.14    $1.07    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5        4        1       --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.09    $1.04    $1.00
Accumulation unit value at end of period                       $1.24    $1.22    $1.09    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    7        6        2       --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                 $1.16    $1.05    $1.02    $1.00
Accumulation unit value at end of period                       $1.20    $1.16    $1.05    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    6        3       --       --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                 $1.60    $1.23    $1.06    $1.00
Accumulation unit value at end of period                       $2.03    $1.60    $1.23    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   21       11        8       --
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                 $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.07    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  107      107       --       --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.42    $1.22    $1.07    $1.00
Accumulation unit value at end of period                       $1.50    $1.42    $1.22    $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   21        9        1       --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.30    $1.14    $1.05    $1.00
Accumulation unit value at end of period                       $1.28    $1.30    $1.14    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    3        3       --       --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.11    $1.04    $1.02    $1.00
Accumulation unit value at end of period                       $1.21    $1.11    $1.04    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  194      133       40        2
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --
Accumulation unit value at end of period                       $1.12    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  224      220       --       --
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.19    $1.17    $1.04    $1.00
Accumulation unit value at end of period                       $1.18    $1.19    $1.17    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5       17        6       --
-----------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   81

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.50    $1.18    $1.06    $1.00
Accumulation unit value at end of period                       $1.61    $1.50    $1.18    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.24    $1.18    $1.06    $1.00
Accumulation unit value at end of period                       $1.28    $1.24    $1.18    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2        2       --       --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.09    $1.00       --       --
Accumulation unit value at end of period                       $1.12    $1.09       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  205      218       --       --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.20    $1.04    $1.04    $1.00
Accumulation unit value at end of period                       $1.27    $1.20    $1.04    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.32    $1.11    $1.05    $1.00
Accumulation unit value at end of period                       $1.25    $1.32    $1.11    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  188      106       41        7
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.20    $1.06    $1.02    $1.00
Accumulation unit value at end of period                       $1.22    $1.20    $1.06    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5       --       --       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.06    $1.02    $1.00    $1.00
Accumulation unit value at end of period                       $1.11    $1.06    $1.02    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2       38       --       --
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.81% and 3.89%, respectively.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.05    $1.02    $1.01    $1.00
Accumulation unit value at end of period                       $1.10    $1.05    $1.02    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  273      204       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.06    $1.02    $1.01    $1.00
Accumulation unit value at end of period                       $1.11    $1.06    $1.02    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  595      410       31       10
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.41    $1.18    $1.05    $1.00
Accumulation unit value at end of period                       $1.52    $1.41    $1.18    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  406      416       50        5
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.03    $0.97    $1.03    $1.00
Accumulation unit value at end of period                       $1.11    $1.03    $0.97    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  115       89        8       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (11/15/2004)
Accumulation unit value at beginning of period                 $1.05    $1.04    $1.02    $1.00
Accumulation unit value at end of period                       $1.12    $1.05    $1.04    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   86       71       17       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.24    $1.12    $1.04    $1.00
Accumulation unit value at end of period                       $1.27    $1.24    $1.12    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   15       12       19       --
-----------------------------------------------------------------------------------------------


 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.15    $1.05    $1.01    $1.00
Accumulation unit value at end of period                       $1.17    $1.15    $1.05    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       22        9        3
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.11    $1.03    $1.01    $1.00
Accumulation unit value at end of period                       $1.13    $1.11    $1.03    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  116       88        6       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.25    $1.09    $1.03    $1.00
Accumulation unit value at end of period                       $1.28    $1.25    $1.09    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   15       14       71        5
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.27    $1.07    $1.03    $1.00
Accumulation unit value at end of period                       $1.26    $1.27    $1.07    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.13    $1.14    $1.04    $1.00
Accumulation unit value at end of period                       $1.28    $1.13    $1.14    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (11/01/2005)
Accumulation unit value at beginning of period                 $1.22    $1.06    $1.00       --
Accumulation unit value at end of period                       $1.34    $1.22    $1.06       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  200      353       --       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.06    $1.02    $1.00
Accumulation unit value at end of period                       $1.27    $1.22    $1.06    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    1       --        3       --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.05    $1.02    $1.01    $1.00
Accumulation unit value at end of period                       $1.10    $1.05    $1.02    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2        3        4        4
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.20    $1.08    $1.04    $1.00
Accumulation unit value at end of period                       $1.15    $1.20    $1.08    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $1.92    $1.44    $1.08    $1.00
Accumulation unit value at end of period                       $2.64    $1.92    $1.44    $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   77       64       24        2
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.48    $1.20    $1.06    $1.00
Accumulation unit value at end of period                       $1.66    $1.48    $1.20    $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9        3        1        1
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.23    $1.07    $1.03    $1.00
Accumulation unit value at end of period                       $1.20    $1.23    $1.07    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  174      238       98       --
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.23    $1.00       --       --
Accumulation unit value at end of period                       $1.12    $1.23       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   54       78       --       --
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $0.99    $1.00       --       --
Accumulation unit value at end of period                       $1.21    $0.99       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2       79       --       --
-----------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   83

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (11/15/2004)
Accumulation unit value at beginning of period                 $1.79    $1.31    $1.09    $1.00
Accumulation unit value at end of period                       $2.07    $1.79    $1.31    $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   62       74       27        2
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (11/15/2004)
Accumulation unit value at beginning of period                 $1.24    $1.15    $1.04    $1.00
Accumulation unit value at end of period                       $1.29    $1.24    $1.15    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  100       62       45       --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.24    $1.11    $1.04    $1.00
Accumulation unit value at end of period                       $1.32    $1.24    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/01/2005)
Accumulation unit value at beginning of period                 $1.28    $1.05    $1.00       --
Accumulation unit value at end of period                       $1.45    $1.28    $1.05       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,976    5,571    7,136    1,822      765      424      114       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                969    1,132    1,066    1,023      738      426       65       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                424      540      472      569      482      337      123       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                419    1,896       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period               $1.39    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.57    $1.39    $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,450       32       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of period                     $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,261    1,350    1,704      718      403      215       92       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period               $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.36    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                363      746      160       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $1.30    $1.12    $1.08    $0.98    $0.74    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,669   10,042   10,828    9,073    5,594    2,924      307       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period                     $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,635   11,404    9,163    4,351    2,161      643       38       --
---------------------------------------------------------------------------------------------------------------------------------


 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00       --
Accumulation unit value at end of period                     $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,767    1,718    1,659    1,408      938      559      119       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,100       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period               $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                920    4,333      941       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00       --
Accumulation unit value at end of period                     $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,957   10,957   10,497    6,900    4,207    2,339      719       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93    $1.00
Accumulation unit value at end of period                     $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,519    1,455    1,195      895      475      348      124       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.08    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,102    2,297       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             11,279    7,246       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,950    3,548       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period               $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                752    2,782       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,237    6,662       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $1.48    $1.21    $1.06    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.68    $1.48    $1.21    $1.06       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,104    1,366    1,120       14       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,371   14,295       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,186   12,329   13,335   11,997    6,872    2,998      502       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of period                     $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,235   17,466   16,249   12,408    7,511    3,349      588       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00       --
Accumulation unit value at end of period                     $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,424    5,781    5,952    5,831    2,326      836      149       --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   85

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04    $1.00
Accumulation unit value at end of period                     $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,585    8,096    9,097    7,490    4,889    2,603    1,003      137
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09    $1.00
Accumulation unit value at end of period                     $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,553    5,190    5,121    3,861    2,159    1,333      350       18
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,225    9,112    7,513    4,483    2,574      801      155       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11    $1.00
Accumulation unit value at end of period                     $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,658   10,266   10,617    6,770    4,304    2,280      796       37
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91    $1.00
Accumulation unit value at end of period                     $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,779   10,535   11,511    4,998    3,397    2,661    1,788      266
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,417       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00    $1.00
Accumulation unit value at end of period                     $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,939    3,395    3,903    3,187    2,168      777      352       --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 46       --       --       --       --       --       --       --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
  Portfolio, Class I on April 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87    $1.00
Accumulation unit value at end of period                     $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,287    7,893    8,647    7,097    5,911    4,123    2,296      695
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90    $1.00
Accumulation unit value at end of period                     $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,572    4,031    4,783    5,498    5,373    4,442    2,760      479
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $1.16    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.16    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,177    1,993    1,421       96       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period               $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period                     $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,277    3,617    2,792    1,406      718      283      112       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,528    3,236       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.41    $1.21    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.49    $1.41    $1.21    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,032    3,158    1,793       45       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.30    $1.14    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.30    $1.14    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,233    1,204      468       15       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.11    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.11    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             30,934   20,585    9,132      152       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,560    9,475       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,144    1,397    1,837    1,481    1,270      748      169       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,419    2,803    3,193    3,359    3,718    2,109      364       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79    $1.00
Accumulation unit value at end of period                     $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,336    2,464    2,910    3,132    3,452    3,552    3,407      767
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.09       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,024    7,764       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $1.20    $1.04    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.20    $1.04    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                377      381      339       45       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period                     $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,677    7,149    7,106    4,860    4,184    2,710      606       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95    $1.00
Accumulation unit value at end of period                     $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,567    2,359    2,268    2,153    1,566    1,122      988      129
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01    $1.00
Accumulation unit value at end of period                     $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,724   14,587   10,666   11,956   12,254   15,264   14,112    3,674
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.72% and 3.79%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period               $1.05    $1.02    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.05    $1.02    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               1,633    1,271      898       36       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
 RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02    $1.00
Accumulation unit value at end of period                     $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02
Number of accumulation units outstanding at end of period
 (000 omitted)                                              35,353   31,453   19,926   12,488   10,290    7,749    3,860      476
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
 RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   87

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00    $1.00
Accumulation unit value at end of period                     $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00
Number of accumulation units outstanding at end of period
 (000 omitted)                                              25,064   25,790   17,139   10,241    4,410    2,358    1,089       17
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05    $1.00
Accumulation unit value at end of period                     $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05
Number of accumulation units outstanding at end of period
 (000 omitted)                                              10,966    9,253    6,917    4,157    2,454    1,346      529       95
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               9,325   10,578    6,543       21       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77    $1.00
Accumulation unit value at end of period                     $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77
Number of accumulation units outstanding at end of period
 (000 omitted)                                              10,651   12,217   13,724    6,535    5,159    3,200    2,185      741
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93    $1.00
Accumulation unit value at end of period                     $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93
Number of accumulation units outstanding at end of period
 (000 omitted)                                              12,510   14,822   16,084   14,646    9,939    5,182    2,596      465
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.11    $1.03    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.11    $1.03    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               6,770    6,653    1,815        6       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88    $1.00
Accumulation unit value at end of period                     $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88
Number of accumulation units outstanding at end of period
 (000 omitted)                                              17,373   19,411   11,370    2,982      815      363      339      110
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.27    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.25    $1.27    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                 137      187       70       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               1,416    1,560    1,403    1,420      998      351       86       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period               $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.49    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               2,944    5,108      351       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92    $1.00
Accumulation unit value at end of period                     $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92
Number of accumulation units outstanding at end of period
 (000 omitted)                                               7,782    8,282    8,983    9,237    6,233    3,963    2,214      129
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of period                     $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03
Number of accumulation units outstanding at end of period
 (000 omitted)                                               8,083    9,055   10,771   11,923    9,919    8,720    2,737      252
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95    $1.00
Accumulation unit value at end of period                     $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95
Number of accumulation units outstanding at end of period
 (000 omitted)                                               1,938    2,442    3,007    2,896    1,716      913      440       65
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88    $1.00
Accumulation unit value at end of period                     $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88
Number of accumulation units outstanding at end of period
 (000 omitted)                                               3,347    3,067    2,792      711      217      149      100        7
---------------------------------------------------------------------------------------------------------------------------------


 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91    $1.00
Accumulation unit value at end of period                     $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91
Number of accumulation units outstanding at end of period
 (000 omitted)                                               2,990    3,257    3,145    2,082      359      191      182       13
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.23    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.23    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                              11,798   13,974   10,069       65       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.23    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.23       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               2,291    2,781       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               1,294    2,389       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/29/2000)
Accumulation unit value at beginning of period               $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80    $1.00
Accumulation unit value at end of period                     $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80
Number of accumulation units outstanding at end of period
 (000 omitted)                                              11,177   12,711   11,740    7,114    4,070    1,930      833      190
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/29/2000)
Accumulation unit value at beginning of period               $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03    $1.00
Accumulation unit value at end of period                     $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03
Number of accumulation units outstanding at end of period
 (000 omitted)                                              13,451   14,502   14,569   10,599    6,621    2,942      855       77
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period               $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               1,125    1,281    1,387    1,549    1,450      884      232       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period                     $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                               2,522    1,762    1,473    1,593    1,080      587      140       --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,975    3,202    3,245    1,172      537      373       70       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                574      711      686      562      313      250       67       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.36    $1.18    $1.13    $1.05    $0.82    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                368      473      529      622      467      306       90       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                444      892       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period               $1.38    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.57    $1.38    $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,506       41       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   89

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period               $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of period                     $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                929      977      995      735      533      241       63       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period               $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.35    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                316      302       65       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,003    5,777    6,121    5,022    3,923    2,930      730       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period               $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period                     $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,875    6,633    5,012    2,202    1,112      400       29       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00       --
Accumulation unit value at end of period                     $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,457    1,664    1,703    1,507    1,149      700      152       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,583       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period               $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                409    1,987      389       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period               $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00       --
Accumulation unit value at end of period                     $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,071    6,789    7,188    5,304    3,657    2,579      848       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93    $1.00
Accumulation unit value at end of period                     $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,765    1,878    1,638      959      544      311      289       15
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.08    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,311    1,573       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period               $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,387    3,929       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,019    1,770       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period               $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                789    1,558       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,603    3,669       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $1.47    $1.21    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.67    $1.47    $1.21    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                658      813      645       40       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,730    7,042       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00       --
Accumulation unit value at end of period                     $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,618    9,099    9,746    8,735    6,117    3,320      583       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of period                     $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,748   10,749   10,285    8,137    5,236    3,151      536       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.62    $1.39    $1.18    $1.05    $0.74    $0.95    $1.00       --
Accumulation unit value at end of period                     $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.95       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,652    3,933    4,012    3,384    1,478      756      101       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04    $1.00
Accumulation unit value at end of period                     $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,992    5,455    6,194    5,320    3,834    2,650    1,215      150
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period               $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08    $1.00
Accumulation unit value at end of period                     $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,284    3,540    3,470    2,522    1,628      986      410       56
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period               $1.50    $1.28    $1.17    $1.04    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period                     $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.97       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,875    4,583    3,446    2,367    1,668      932      155       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11    $1.00
Accumulation unit value at end of period                     $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,530    7,397    7,580    5,065    3,549    2,398    1,096      162
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91    $1.00
Accumulation unit value at end of period                     $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,998    7,046    7,488    4,379    2,692    2,301    1,422      202
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,056       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period               $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01    $1.00
Accumulation unit value at end of period                     $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,660    3,420    3,932    3,125    1,977      714      498       16
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 57       --       --       --       --       --       --       --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
  Portfolio, Class I on April 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87    $1.00
Accumulation unit value at end of period                     $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,602    4,618    5,560    5,021    4,726    4,234    3,342      685
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period               $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90    $1.00
Accumulation unit value at end of period                     $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,321    2,844    3,667    4,463    4,471    3,982    2,670      527
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   91

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $1.15    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.18    $1.15    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                877      882      842       28       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period               $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period                     $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,729    2,801    2,287    1,297      759      512      218       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,809    1,600       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.41    $1.21    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.48    $1.41    $1.21    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,077    2,319    1,151       31       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.29    $1.14    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.26    $1.29    $1.14    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,153      883      417       22       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.10    $1.04    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.10    $1.04    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             18,443   11,811    5,096       84       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period               $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,022    4,812       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00       --
Accumulation unit value at end of period                     $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                784      900      883      817      724      514      219       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period               $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of period                     $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,505    1,655    2,044    2,305    2,650    1,994      612       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period               $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79    $1.00
Accumulation unit value at end of period                     $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,249    1,563    2,018    2,390    2,773    3,507    4,095    1,162
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $1.08    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.08       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,261    3,580       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $1.19    $1.04    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.25    $1.19    $1.04    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                147      142      161       42       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period                     $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,855    4,430    4,724    3,930    3,089    2,209      628       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95    $1.00
Accumulation unit value at end of period                     $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,079    1,672    1,877    1,818    1,979    1,811    1,468      387
---------------------------------------------------------------------------------------------------------------------------------


 92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01    $1.00
Accumulation unit value at end of period                     $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                             16,036   11,540    7,130    8,287   10,038   12,020   13,646    4,153
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.53% and 3.59%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.01    $1.00    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.04    $1.01    $1.00       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,335      895      601        8       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/29/2000)
Accumulation unit value at beginning of period               $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02    $1.00
Accumulation unit value at end of period                     $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                             24,395   21,045   15,251   10,446    8,654    7,278    4,119      600
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00    $1.00
Accumulation unit value at end of period                     $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                             17,673   17,788   12,648    8,024    4,235    2,480    1,303       83
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05    $1.00
Accumulation unit value at end of period                     $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,970    6,731    5,648    3,777    2,836    1,944    1,001      174
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.04    $1.03    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.04    $1.03    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,970    5,558    3,131      218       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77    $1.00
Accumulation unit value at end of period                     $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,041    7,585    8,017    3,588    4,296    2,674    2,826    1,195
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93    $1.00
Accumulation unit value at end of period                     $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,346   11,919   13,288   12,815   10,123    5,961    3,548      577
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.10    $1.03    $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.12    $1.10    $1.03    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,644    3,835    1,067        1       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/29/2000)
Accumulation unit value at beginning of period               $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88    $1.00
Accumulation unit value at end of period                     $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,846   11,629    5,105    1,558      831      450      326       65
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period               $1.26    $1.07    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.24    $1.26    $1.07    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                137      175       76       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                907    1,092    1,256    1,359      811      401      184       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period               $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period                     $1.48    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,137    2,846      247       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92    $1.00
Accumulation unit value at end of period                     $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,995    6,656    7,646    7,782    5,947    3,742    1,886      113
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   93

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03    $1.00
Accumulation unit value at end of period                     $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,227    7,765    9,250    9,832    9,828    8,010    4,050      474
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/29/2000)
Accumulation unit value at beginning of period               $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95    $1.00
Accumulation unit value at end of period                     $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,550    1,998    2,289    2,188    1,581      998      599      100
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88    $1.00
Accumulation unit value at end of period                     $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,342    2,078    1,792      593      234      195      107       12
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91    $1.00
Accumulation unit value at end of period                     $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,109    3,065    2,785    1,364      594      495      455      316
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $1.22    $1.06    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.18    $1.22    $1.06    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,924    6,990    4,754       97       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $1.22    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.11    $1.22       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,324    1,445       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period               $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                495    1,082       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/29/2000)
Accumulation unit value at beginning of period               $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80    $1.00
Accumulation unit value at end of period                     $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,393    8,969    8,190    5,277    3,289    2,052    1,069      225
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/29/2000)
Accumulation unit value at beginning of period               $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02    $1.00
Accumulation unit value at end of period                     $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,982   11,009   11,377    8,711    6,164    3,595    1,227      128
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period               $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of period                     $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,001    1,175    1,240    1,207    1,199      982      276       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period               $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period                     $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,559    1,303    1,423    1,489    1,344      816      222       --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.41    $1.35    $1.25    $1.19    $0.93    $1.00
Accumulation unit value at end of period                       $1.56    $1.41    $1.35    $1.25    $1.19    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  617      673    1,056      119       11       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.86    $1.61    $1.49    $1.31    $0.98    $1.00
Accumulation unit value at end of period                       $2.03    $1.86    $1.61    $1.49    $1.31    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   29       67       36       39       19        3
-----------------------------------------------------------------------------------------------------------------


 94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.61    $1.39    $1.33    $1.23    $0.96    $1.00
Accumulation unit value at end of period                       $1.24    $1.61    $1.39    $1.33    $1.23    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   28      110       31       17        7       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42      540       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                 $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                       $1.57    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  831        9       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.52    $1.39    $1.37    $1.32    $0.92    $1.00
Accumulation unit value at end of period                       $1.62    $1.52    $1.39    $1.37    $1.32    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   92      103      165       34        5       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                 $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                       $1.35    $1.14    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   61      150       25       --       --       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $1.64    $1.41    $1.37    $1.24    $0.95    $1.00
Accumulation unit value at end of period                       $1.70    $1.64    $1.41    $1.37    $1.24    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  658      767      893      671      320        7
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $2.78    $2.07    $1.80    $1.45    $1.02    $1.00
Accumulation unit value at end of period                       $2.90    $2.78    $2.07    $1.80    $1.45    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,761    1,895    1,469      792      354       21
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.90    $1.53    $1.37    $1.21    $0.98    $1.00
Accumulation unit value at end of period                       $2.21    $1.90    $1.53    $1.37    $1.21    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  159      238      287      242       72       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,102       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                 $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                       $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  159    1,283      301       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.73    $1.48    $1.42    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $1.63    $1.73    $1.48    $1.42    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,255    1,765    1,974      888      297       29
-----------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                 $1.36    $1.26    $1.21    $1.13    $0.95    $1.00
Accumulation unit value at end of period                       $1.38    $1.36    $1.26    $1.21    $1.13    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   36       74      181      192        6       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                 $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.08    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  385      500       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,790    2,140       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                 $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.26    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  178      960       --       --       --       --
-----------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   95

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                 $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  235    1,052       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,239    2,644       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.47    $1.21    $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.67    $1.47    $1.21    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  332      522      458       17       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.20    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,538    3,713       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.47    $1.31    $1.23    $1.18    $0.97    $1.00
Accumulation unit value at end of period                       $1.62    $1.47    $1.31    $1.23    $1.18    $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,786    2,167    2,418    1,811      806       37
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.19    $1.97    $1.69    $1.37    $1.00    $1.00
Accumulation unit value at end of period                       $2.50    $2.19    $1.97    $1.69    $1.37    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,477    3,028    2,674    1,897      567       17
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.06    $1.77    $1.50    $1.34    $0.94    $1.00
Accumulation unit value at end of period                       $2.39    $2.06    $1.77    $1.50    $1.34    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  420      513      557      419      104       17
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.39    $2.00    $1.78    $1.37    $1.02    $1.00
Accumulation unit value at end of period                       $1.87    $2.39    $2.00    $1.78    $1.37    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  524      800      981      673      256       15
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.00    $1.72    $1.60    $1.31    $1.00    $1.00
Accumulation unit value at end of period                       $1.93    $2.00    $1.72    $1.60    $1.31    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  512      911      737      370      224       13
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.76    $1.50    $1.37    $1.23    $0.99    $1.00
Accumulation unit value at end of period                       $1.80    $1.76    $1.50    $1.37    $1.23    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,559    1,733    1,384    1,109      402       30
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.00    $1.73    $1.55    $1.25    $0.98    $1.00
Accumulation unit value at end of period                       $2.04    $2.00    $1.73    $1.55    $1.25    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,520    2,091    2,234      965      307       29
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.62    $1.45    $1.38    $1.21    $0.94    $1.00
Accumulation unit value at end of period                       $1.58    $1.62    $1.45    $1.38    $1.21    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  883    1,109    1,210      276      110       11
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,828       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.90    $1.57    $1.43    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $2.09    $1.90    $1.57    $1.43    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  285      383      462      227      105        4
-----------------------------------------------------------------------------------------------------------------


 96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    1       --       --       --       --       --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small
  Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.33    $1.25    $1.22    $1.13    $0.93    $1.00
Accumulation unit value at end of period                       $1.46    $1.33    $1.25    $1.22    $1.13    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  304      340      345      195      179        4
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.54    $1.37    $1.32    $1.26    $0.95    $1.00
Accumulation unit value at end of period                       $1.56    $1.54    $1.37    $1.32    $1.26    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  127      178      246      249      156        3
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                 $1.15    $1.04    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.18    $1.15    $1.04    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  186      178      195       --       --       --
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $2.57    $1.98    $1.72    $1.34    $1.02    $1.00
Accumulation unit value at end of period                       $3.25    $2.57    $1.98    $1.72    $1.34    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  355      578      450      130       40       --
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.07    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,105    1,042       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.40    $1.21    $1.07    $1.00       --       --
Accumulation unit value at end of period                       $1.48    $1.40    $1.21    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  841      790      465       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.29    $1.14    $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.26    $1.29    $1.14    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  173       85       82       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.04    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.19    $1.10    $1.04    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,507    4,804    2,295        2       --       --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,179    3,380       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.35    $1.32    $1.18    $1.11    $0.95    $1.00
Accumulation unit value at end of period                       $1.33    $1.35    $1.32    $1.18    $1.11    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  287      405      586      510      324       10
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.04    $1.61    $1.45    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $2.19    $2.04    $1.61    $1.45    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  244      229      273      270      236       13
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.68    $1.61    $1.45    $1.23    $0.93    $1.00
Accumulation unit value at end of period                       $1.72    $1.68    $1.61    $1.45    $1.23    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   18        5        6        1       --       --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,168    2,674       --       --       --       --
-----------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   97

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.19    $1.04    $1.04    $1.00       --       --
Accumulation unit value at end of period                       $1.25    $1.19    $1.04    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   59       63       54       --       --       --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $2.02    $1.69    $1.62    $1.36    $1.00    $1.00
Accumulation unit value at end of period                       $1.90    $2.02    $1.69    $1.62    $1.36    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,674    1,021      937      460      220       20
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.45    $1.28    $1.25    $1.15    $0.96    $1.00
Accumulation unit value at end of period                       $1.46    $1.45    $1.28    $1.25    $1.15    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  552      222      183       82       38       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.04    $1.01    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end of period                       $1.08    $1.04    $1.01    $0.99    $0.99    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,930    1,762    1,751    2,006      888      132
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec.
  31, 2007 were 3.47% and 3.53%, respectively.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.04    $1.01    $1.00    $1.00       --       --
Accumulation unit value at end of period                       $1.09    $1.04    $1.01    $1.00       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  581      218      117       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.14    $1.10    $1.09    $1.05    $1.02    $1.00
Accumulation unit value at end of period                       $1.19    $1.14    $1.10    $1.09    $1.05    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                9,526    8,383    3,535    1,139      622        3
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/07/2002)
Accumulation unit value at beginning of period                 $2.17    $1.83    $1.63    $1.39    $1.00    $1.00
Accumulation unit value at end of period                       $2.32    $2.17    $1.83    $1.63    $1.39    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,062    4,317    2,866    1,676      227       10
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.26    $1.19    $1.27    $1.16    $1.04    $1.00
Accumulation unit value at end of period                       $1.34    $1.26    $1.19    $1.27    $1.16    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,061    2,526    1,503      737      253        7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.04    $1.03    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.11    $1.04    $1.03    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,807    3,435    1,777       71       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.44    $1.31    $1.21    $1.13    $0.94    $1.00
Accumulation unit value at end of period                       $1.46    $1.44    $1.31    $1.21    $1.13    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  759      973    1,167      595      309       22
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.59    $1.45    $1.41    $1.28    $1.03    $1.00
Accumulation unit value at end of period                       $1.60    $1.59    $1.45    $1.41    $1.28    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,358    1,921    2,181    1,934      936       15
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.03    $1.01    $1.00       --       --
Accumulation unit value at end of period                       $1.12    $1.10    $1.03    $1.01       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,076    2,349      446       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.49    $1.30    $1.24    $1.18    $0.93    $1.00
Accumulation unit value at end of period                       $1.51    $1.49    $1.30    $1.24    $1.18    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,243    1,440    1,293      138       28       --
-----------------------------------------------------------------------------------------------------------------


 98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.26    $1.07    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.24    $1.26    $1.07    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   29       43       10       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.39    $1.41    $1.29    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $1.57    $1.39    $1.41    $1.29    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  146      210      346      387      142        7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                 $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                       $1.48    $1.36    $1.19       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  813    1,468       52       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.55    $1.36    $1.31    $1.20    $0.95    $1.00
Accumulation unit value at end of period                       $1.61    $1.55    $1.36    $1.31    $1.20    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  885    1,065    1,178      842      212       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.04    $1.01    $1.00    $1.01    $1.00    $1.00
Accumulation unit value at end of period                       $1.08    $1.04    $1.01    $1.00    $1.01    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,041    1,265    1,585    1,420      839      137
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.92    $1.74    $1.68    $1.43    $0.98    $1.00
Accumulation unit value at end of period                       $1.82    $1.92    $1.74    $1.68    $1.43    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  170      325      350      369       76        8
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $3.03    $2.28    $1.72    $1.40    $1.01    $1.00
Accumulation unit value at end of period                       $4.14    $3.03    $2.28    $1.72    $1.40    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  593      539      605       83       23       --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $2.00    $1.63    $1.44    $1.24    $0.98    $1.00
Accumulation unit value at end of period                       $2.23    $2.00    $1.63    $1.44    $1.24    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  334      354      322      126       43       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.06    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.18    $1.22    $1.06    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,061    3,791    2,436       44       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.22       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  485      846       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.20    $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  140      648       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (11/07/2002)
Accumulation unit value at beginning of period                 $3.17    $2.34    $1.94    $1.51    $1.02    $1.00
Accumulation unit value at end of period                       $3.65    $3.17    $2.34    $1.94    $1.51    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,054    1,256    1,045      444      199       12
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (11/07/2002)
Accumulation unit value at beginning of period                 $1.94    $1.82    $1.65    $1.41    $0.99    $1.00
Accumulation unit value at end of period                       $2.03    $1.94    $1.82    $1.65    $1.41    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,304    2,492    2,374    1,263      501       46
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.76    $1.59    $1.49    $1.27    $0.94    $1.00
Accumulation unit value at end of period                       $1.86    $1.76    $1.59    $1.49    $1.27    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   49       76      145      157      151       --
-----------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   99

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.94    $1.60    $1.52    $1.35    $0.96    $1.00
Accumulation unit value at end of period                       $2.19    $1.94    $1.60    $1.52    $1.35    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  135      185      144      141       18       --
-----------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.40    $1.34    $1.25    $1.19    $0.93    $1.00
Accumulation unit value at end of period                       $1.55    $1.40    $1.34    $1.25    $1.19    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  601      651      846      175       38       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.84    $1.60    $1.49    $1.30    $0.98    $1.00
Accumulation unit value at end of period                       $2.01    $1.84    $1.60    $1.49    $1.30    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  111      140      150       89       21       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.58    $1.37    $1.31    $1.22    $0.96    $1.00
Accumulation unit value at end of period                       $1.22    $1.58    $1.37    $1.31    $1.22    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       41       25       30       34       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   38      300       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                 $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                       $1.56    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  403        4       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.50    $1.38    $1.36    $1.32    $0.92    $1.00
Accumulation unit value at end of period                       $1.60    $1.50    $1.38    $1.36    $1.32    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   58       66      121       17        6       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                 $1.13    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                       $1.34    $1.13    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       87       18       --       --       --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $1.62    $1.41    $1.36    $1.24    $0.95    $1.00
Accumulation unit value at end of period                       $1.68    $1.62    $1.41    $1.36    $1.24    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  534      623      698      566      228        3
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                 $2.75    $2.06    $1.79    $1.45    $1.02    $1.00
Accumulation unit value at end of period                       $2.87    $2.75    $2.06    $1.79    $1.45    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,421    1,520    1,016      393      168        3
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.87    $1.51    $1.35    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $2.17    $1.87    $1.51    $1.35    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  269      158      185      132       42       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  560       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                 $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                       $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42      664      109       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                 $1.72    $1.47    $1.42    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $1.61    $1.72    $1.47    $1.42    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,164    1,347    1,479      981      305       --
-----------------------------------------------------------------------------------------------------------------


 100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                 $1.35    $1.26    $1.20    $1.12    $0.95    $1.00
Accumulation unit value at end of period                       $1.37    $1.35    $1.26    $1.20    $1.12    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  291      288      144      101        6       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                 $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.07    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  607      689       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.18    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,539    1,164       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                 $1.06    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.26    $1.06       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  232      549       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                 $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.12    $0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   44      479       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,335    1,077       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                 $1.46    $1.21    $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.66    $1.46    $1.21    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  201      226      211       16       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,154    2,206       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.45    $1.30    $1.23    $1.18    $0.97    $1.00
Accumulation unit value at end of period                       $1.61    $1.45    $1.30    $1.23    $1.18    $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,343    1,937    2,066    1,461      559       14
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.17    $1.96    $1.68    $1.36    $1.00    $1.00
Accumulation unit value at end of period                       $2.48    $2.17    $1.96    $1.68    $1.36    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,756    2,082    1,937    1,292      500       11
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.04    $1.75    $1.49    $1.33    $0.94    $1.00
Accumulation unit value at end of period                       $2.36    $2.04    $1.75    $1.49    $1.33    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  425      456      397      294       90        2
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $2.37    $1.99    $1.77    $1.36    $1.02    $1.00
Accumulation unit value at end of period                       $1.85    $2.37    $1.99    $1.77    $1.36    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  514      653      812      732      435       16
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.98    $1.71    $1.59    $1.30    $1.00    $1.00
Accumulation unit value at end of period                       $1.91    $1.98    $1.71    $1.59    $1.30    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  507      672      451      208      101        4
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                 $1.74    $1.49    $1.36    $1.23    $0.99    $1.00
Accumulation unit value at end of period                       $1.78    $1.74    $1.49    $1.36    $1.23    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  956    1,045      825      780      330       18
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.98    $1.72    $1.55    $1.24    $0.98    $1.00
Accumulation unit value at end of period                       $2.02    $1.98    $1.72    $1.55    $1.24    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,282    1,607    1,641      806      272       14
-----------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                 VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   101

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.61    $1.44    $1.37    $1.21    $0.94    $1.00
Accumulation unit value at end of period                       $1.56    $1.61    $1.44    $1.37    $1.21    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  629      670      764      137       59        6
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,445       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.89    $1.56    $1.42    $1.25    $0.99    $1.00
Accumulation unit value at end of period                       $2.06    $1.89    $1.56    $1.42    $1.25    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  282      406      425      178      131       --
-----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    1       --       --       --       --       --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small
  Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.32    $1.25    $1.21    $1.12    $0.93    $1.00
Accumulation unit value at end of period                       $1.45    $1.32    $1.25    $1.21    $1.12    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  193      311      340      193      177       --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $1.52    $1.37    $1.32    $1.25    $0.95    $1.00
Accumulation unit value at end of period                       $1.54    $1.52    $1.37    $1.32    $1.25    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  180      243      288      231      178        1
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                 $1.14    $1.04    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.18    $1.14    $1.04    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  536      521      390        8       --       --
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                 $2.61    $2.02    $1.75    $1.37    $1.02    $1.00
Accumulation unit value at end of period                       $3.29    $2.61    $2.02    $1.75    $1.37    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  303      338      298      160       84       --
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.06    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  584      558       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.40    $1.21    $1.07    $1.00       --       --
Accumulation unit value at end of period                       $1.47    $1.40    $1.21    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  554      612      479        2       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.28    $1.13    $1.05    $1.00       --       --
Accumulation unit value at end of period                       $1.25    $1.28    $1.13    $1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  355      385      192       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.03    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.19    $1.10    $1.03    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,132    3,060    1,589       20       --       --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,725    1,792       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.34    $1.32    $1.18    $1.11    $0.95    $1.00
Accumulation unit value at end of period                       $1.31    $1.34    $1.32    $1.18    $1.11    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   93      177      190      144       68       --
-----------------------------------------------------------------------------------------------------------------


 102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $2.02    $1.60    $1.45    $1.26    $0.99    $1.00
Accumulation unit value at end of period                       $2.17    $2.02    $1.60    $1.45    $1.26    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   92      102      135      136       73       15
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                 $1.66    $1.60    $1.44    $1.23    $0.93    $1.00
Accumulation unit value at end of period                       $1.71    $1.66    $1.60    $1.44    $1.23    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    4       24       29       24       25       --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,117    1,336       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.18    $1.03    $1.04    $1.00       --       --
Accumulation unit value at end of period                       $1.24    $1.18    $1.03    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   12       20       16       --       --       --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $2.00    $1.68    $1.61    $1.36    $1.00    $1.00
Accumulation unit value at end of period                       $1.88    $2.00    $1.68    $1.61    $1.36    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  982      774      738      348      180        1
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.44    $1.27    $1.24    $1.15    $0.96    $1.00
Accumulation unit value at end of period                       $1.45    $1.44    $1.27    $1.24    $1.15    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  485      198      150      125      108        3
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.03    $1.00    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end of period                       $1.07    $1.03    $1.00    $0.99    $0.99    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,303    1,986    1,666    1,123      515      105
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec.
  31, 2007 were 3.26% and 3.32%, respectively.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (11/15/2004)
Accumulation unit value at beginning of period                 $1.04    $1.01    $1.00    $1.00       --       --
Accumulation unit value at end of period                       $1.08    $1.04    $1.01    $1.00       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  667      240      160       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (11/07/2002)
Accumulation unit value at beginning of period                 $1.13    $1.10    $1.09    $1.05    $1.02    $1.00
Accumulation unit value at end of period                       $1.17    $1.13    $1.10    $1.09    $1.05    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,003    5,478    2,694    1,596      573       25
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/07/2002)
Accumulation unit value at beginning of period                 $2.15    $1.82    $1.62    $1.39    $0.99    $1.00
Accumulation unit value at end of period                       $2.30    $2.15    $1.82    $1.62    $1.39    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,181    3,601    2,375    1,384      191        3
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.25    $1.19    $1.26    $1.16    $1.04    $1.00
Accumulation unit value at end of period                       $1.33    $1.25    $1.19    $1.26    $1.16    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,465    2,116    1,478      737      198        7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.03    $1.03    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.10    $1.03    $1.03    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,833    2,120    1,111        5       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.42    $1.30    $1.21    $1.13    $0.94    $1.00
Accumulation unit value at end of period                       $1.45    $1.42    $1.30    $1.21    $1.13    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  440      531      660      196      120       --
-----------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                 VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   103

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.58    $1.44    $1.40    $1.27    $1.03    $1.00
Accumulation unit value at end of period                       $1.59    $1.58    $1.44    $1.40    $1.27    $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,579    2,004    2,130    1,810      993       10
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.10    $1.03    $1.01    $1.00       --       --
Accumulation unit value at end of period                       $1.11    $1.10    $1.03    $1.01       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,103    1,257      283       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.48    $1.30    $1.24    $1.18    $0.93    $1.00
Accumulation unit value at end of period                       $1.50    $1.48    $1.30    $1.24    $1.18    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  779      865      862       62       38       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                 $1.25    $1.07    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.23    $1.25    $1.07    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   14       29       15        2       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.38    $1.40    $1.28    $1.19    $0.98    $1.00
Accumulation unit value at end of period                       $1.55    $1.38    $1.40    $1.28    $1.19    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   57       59       77       52       36        5
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                 $1.35    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                       $1.47    $1.35    $1.19       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  618    1,132      111       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.54    $1.35    $1.31    $1.20    $0.95    $1.00
Accumulation unit value at end of period                       $1.60    $1.54    $1.35    $1.31    $1.20    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  691      735      940      788      372        8
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.03    $1.00    $1.00    $1.00    $1.00    $1.00
Accumulation unit value at end of period                       $1.07    $1.03    $1.00    $1.00    $1.00    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  720      991    1,237    1,102      552       25
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.91    $1.73    $1.67    $1.43    $0.98    $1.00
Accumulation unit value at end of period                       $1.81    $1.91    $1.73    $1.67    $1.43    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  224      337      453      415      117        4
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $3.00    $2.27    $1.72    $1.40    $1.01    $1.00
Accumulation unit value at end of period                       $4.09    $3.00    $2.27    $1.72    $1.40    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  403      381      339      128       11       --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.98    $1.62    $1.44    $1.24    $0.98    $1.00
Accumulation unit value at end of period                       $2.21    $1.98    $1.62    $1.44    $1.24    $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  200      243      237       85        6       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                 $1.22    $1.06    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.17    $1.22    $1.06    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,124    2,626    1,753       11       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.10    $1.22       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  236      443       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   78      353       --       --       --       --
-----------------------------------------------------------------------------------------------------------------


 104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (11/07/2002)
Accumulation unit value at beginning of period                 $3.15    $2.32    $1.93    $1.50    $1.02    $1.00
Accumulation unit value at end of period                       $3.62    $3.15    $2.32    $1.93    $1.50    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  846      949      906      460      221       --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (11/07/2002)
Accumulation unit value at beginning of period                 $1.93    $1.81    $1.64    $1.41    $0.99    $1.00
Accumulation unit value at end of period                       $2.01    $1.93    $1.81    $1.64    $1.41    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,812    1,951    1,792    1,263      778       19
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.75    $1.58    $1.48    $1.27    $0.94    $1.00
Accumulation unit value at end of period                       $1.84    $1.75    $1.58    $1.48    $1.27    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42       48      155      153      164        1
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                 $1.93    $1.59    $1.51    $1.34    $0.96    $1.00
Accumulation unit value at end of period                       $2.16    $1.93    $1.59    $1.51    $1.34    $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  127      116      136      124       58       --
-----------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                 VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   105

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements


 106 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                 VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   107

                       THIS PAGE LEFT BLANK INTENTIONALLY

 108 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                 VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   109

                       THIS PAGE LEFT BLANK INTENTIONALLY

 110 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                 VARIABLE ANNUITY - NEW YORK -- PROSPECTUS   111

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                                annuity products

  are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

     Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.



        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6362 H (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE


RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY


RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY


RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             ameriprise.com/variableannuities
             RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

     - AIM Variable Insurance Funds

     - AllianceBernstein Variable Products Series Fund, Inc.

     - American Century Variable Portfolios, Inc.

     - Columbia Funds Variable Insurance Trust

     - Credit Suisse Trust

     - Dreyfus Variable Investment Trust

     - Eaton Vance Variable Trust

     - Evergreen Variable Annuity Trust

     - Fidelity(R) Variable Insurance Products - Service Class 2

     - Franklin(R) Templeton(R) Variable Insurance Products Trust
       (FTVIPT) - Class 2

     - Goldman Sachs Variable Insurance Trust (VIT)

     - Janus Aspen Series: Service Shares

     - Legg Mason Variable Portfolios I, Inc.

     - MFS(R) Variable Insurance Trust(SM)

     - Neuberger Berman Advisers Management Trust

     - Oppenheimer Variable Account Funds - Service

     - PIMCO Variable Investment Trust (VIT)


     - RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds


     - The Universal Institutional Funds, Inc.
       Van Kampen Life Investment Trust

     - Wanger Advisors Trust

     - Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   7
CONDENSED FINANCIAL INFORMATION.............................  15
FINANCIAL STATEMENTS........................................  15
THE VARIABLE ACCOUNT AND THE FUNDS..........................  15
THE FIXED ACCOUNT...........................................  17
BUYING YOUR CONTRACT........................................  18
CHARGES.....................................................  21
VALUING YOUR INVESTMENT.....................................  27
MAKING THE MOST OF YOUR CONTRACT............................  28
SURRENDERS..................................................  37
TSA -- SPECIAL PROVISIONS...................................  38
CHANGING OWNERSHIP..........................................  39
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  39
OPTIONAL BENEFITS...........................................  41
OPTIONAL LIVING BENEFITS....................................  43
THE ANNUITY PAYOUT PERIOD...................................  68
TAXES.......................................................  70
VOTING RIGHTS...............................................  73
SUBSTITUTION OF INVESTMENTS.................................  73
ABOUT THE SERVICE PROVIDERS.................................  74
APPENDIX A: THE FUNDS.......................................  76
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....................  89
APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS..............  93
APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS.............  95
APPENDIX E: ADDITIONAL RMD DISCLOSURE....................... 102
APPENDIX F: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..... 104
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION............................................... 134





 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your and owner" means the annuitant where contract provisions are based on the age or life of the owner.



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the SecureSource rider, you may elect to participate in the PN program.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   3

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SECURESOURCE(SM) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource - Single Life covers one person. SecureSource - Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the Portfolio Navigator Asset Allocation program. These riders are not available for RAVA 4 Access.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements (see "Taxes")


- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?


- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (see "Charges")


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   5

- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (see "Surrenders")


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (see "Making the Most of Your Contract -- Transferring Among Accounts")



FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio). (see "The Fixed Account")



- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0

SURRENDER CHARGE FOR RAVA 4 SELECT
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                         YEARS FROM                                                  SURRENDER CHARGE
                       CONTRACT DATE                                                    PERCENTAGE
                             1                                                              7%
                             2                                                              7
                             3                                                              7
                             Thereafter                                                     0

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                           0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                 Maximum: $50                         Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:                       RAVA 4 ADVANTAGE              RAVA 4 SELECT              RAVA 4 ACCESS
 FOR NONQUALIFIED ANNUITIES                                1.05%                        1.30%                      1.45%
 FOR QUALIFIED ANNUITIES                                    .85%                        1.10%                      1.25%

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   7

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

 ROPP RIDER FEE                                                 Maximum: 0.30%                       Current: 0.20%
 MAV RIDER FEE                                                  Maximum: 0.35%                       Current: 0.25%
 5-YEAR MAV RIDER FEE                                           Maximum: 0.20%                       Current: 0.10%

OPTIONAL LIVING BENEFITS

 ACCUMULATION BENEFIT RIDER FEE                                 Maximum: 2.50%                       Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

 GWB FOR LIFE RIDER FEE                                         Maximum: 1.50%                       Current: 0.65%

(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)


 SECURESOURCE - SINGLE LIFE RIDER FEE                           Maximum: 1.50%                       Current: 0.65%
 SECURESOURCE - JOINT LIFE RIDER FEE                            Maximum: 1.50%                       Current: 0.65%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS (A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                        ACQUIRED               GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER        FUND FEES AND               ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%          0.25%          0.27%               --%                   1.13%
 Series II Shares
 AIM V.I. Capital Development Fund,        0.75           0.25           0.31                --                    1.31(1)
 Series II Shares
 AIM V.I. Financial Services Fund,         0.75           0.25           0.36                --                    1.36
 Series II Shares
 AIM V.I. Global Health Care Fund,         0.75           0.25           0.32              0.01                    1.33(1)
 Series II Shares
 AIM V.I. International Growth Fund,       0.71           0.25           0.36              0.01                    1.33(1)
 Series II Shares
 AllianceBernstein VPS Global              0.75           0.25           0.17                --                    1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth and          0.55           0.25           0.04                --                    0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75           0.25           0.06                --                    1.06
 Value Portfolio (Class B)
 AllianceBernstein VPS Large Cap           0.75           0.25           0.07                --                    1.07
 Growth Portfolio (Class B)
 American Century VP Mid Cap Value,        0.90           0.25           0.01                --                    1.16
 Class II
 American Century VP Ultra(R), Class       0.90           0.25           0.01                --                    1.16
 II
 American Century VP Value, Class II       0.83           0.25           0.01                --                    1.09
 Columbia High Yield Fund, Variable        0.78           0.25           0.12                --                 1.15(2)
 Series, Class B
 Columbia Marsico Growth Fund,             0.97             --           0.02                --                    0.99
 Variable Series, Class A
 Columbia Marsico International            1.02           0.25           0.12                --                    1.39
 Opportunities Fund, Variable Series,
 Class B
 Credit Suisse Trust - Commodity           0.50           0.25           0.28                --                    1.03(3)
 Return Strategy Portfolio
 Dreyfus Variable Investment Fund          0.75           0.25           0.28                --                    1.28
 International Equity Portfolio,
 Service Shares
 Dreyfus Variable Investment Fund          1.00           0.25           0.19                --                    1.44
 International Value Portfolio,
 Service Shares
 Eaton Vance VT Floating-Rate Income       0.57           0.25           0.32                --                    1.14
 Fund
 Evergreen VA Fundamental Large Cap        0.58           0.25           0.17                --                    1.00
 Fund - Class 2
 Evergreen VA International Equity         0.39           0.25           0.24                --                    0.88
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)             0.56           0.25           0.09                --                    0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Mid Cap Portfolio         0.56           0.25           0.10                --                    0.91
 Service Class 2
 Fidelity(R) VIP Overseas Portfolio        0.71           0.25           0.14                --                    1.10
 Service Class 2
 FTVIPT Franklin Global Real Estate        0.75           0.25           0.31                --                    1.31(4)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51           0.25           0.15              0.02                    0.93(5)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities           0.59           0.25           0.13                --                    0.97
 Fund - Class 2
 Goldman Sachs VIT Structured U.S.         0.65             --           0.07                --                    0.72(6)
 Equity Fund - Institutional Shares
 Janus Aspen Series Large Cap Growth       0.64           0.25           0.02              0.01                    0.92
 Portfolio: Service Shares


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                        ACQUIRED               GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER        FUND FEES AND               ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Legg Mason Partners Variable Small        0.75%            --%          0.35%               --%                   1.10%(7)
 Cap Growth Portfolio, Class I
 MFS(R) Investors Growth Stock             0.75           0.25           0.11                --                    1.11
 Series - Service Class
 MFS(R) Total Return Series - Service      0.75           0.25           0.08                --                    1.08(8)
 Class
 MFS(R) Utilities Series - Service         0.75           0.25           0.10                --                    1.10(8)
 Class
 Neuberger Berman Advisers Management      1.14           0.25           0.17                --                    1.56(9)
 Trust International Portfolio (Class
 S)
 Neuberger Berman Advisers Management      0.84           0.25           0.08                --                    1.17
 Trust Socially Responsive Portfolio
 (Class S)
 Oppenheimer Global Securities             0.62           0.25           0.02                --                    0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.70           0.25           0.02                --                    0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.57           0.25           0.02              0.02                    0.86(10)
 Service Shares
 Oppenheimer Value Fund/VA, Service        0.75           0.25           0.63                --                1.63(10)
 Shares
 PIMCO VIT All Asset Portfolio,            0.18           0.25           0.25              0.69                    1.37(11)
 Advisor Share Class
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.76                    1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.64                    1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.70                    1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.73                    1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.67                    1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable     0.70           0.13           0.16                --                    0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable     0.83           0.13           1.13                --                    2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable     0.97           0.13           0.18                --                    1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable              0.53           0.13           0.14                --                    0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable              0.33           0.13           0.14                --                    0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable              0.45           0.13           0.16                --                    0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.14                --                    0.86
 Portfolio - Diversified Equity Income
 Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.19                --                    1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable              0.44           0.13           0.17                --                    0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable              0.60           0.13           0.16                --                    0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.15                --                    0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable              0.61           0.13           0.17                --                    0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.36                --                    1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable              0.73           0.13           0.17                --                    1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable              0.22           0.13           0.17                --                    0.52(13)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable              0.48           0.13           0.18                --                    0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.20                --                    1.01(13)
 Portfolio - Small Cap Advantage Fund
 RVST Threadneedle(R) Variable             1.11           0.13           0.26                --                    1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable             0.69           0.13           0.19                --                    1.01
 Portfolio - International Opportunity
 Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity
 Fund)
 Van Kampen Life Investment Trust          0.56           0.25           0.03                --                    0.84
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85           0.35           0.38                --                    1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75           0.35           0.35                --                    1.45(14)
 Portfolio, Class II Shares


 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                        ACQUIRED               GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER        FUND FEES AND               ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Wanger International Small Cap            0.88%            --%          0.11%               --%                   0.99%
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies             0.90             --           0.05                --                    0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)
 Wells Fargo Advantage VT Opportunity      0.73           0.25           0.20                --                    1.18(15)
 Fund
 Wells Fargo Advantage VT Small Cap        0.75           0.25           0.23                --                    1.23(15)
 Growth Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.


(3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time. After fee waivers and expense reimbursements net expenses would be 1.00%.


(8) MFS has agreed in writing to reduce its management fee to 0.65% for MFS Total Return Series annually on average daily net assets in excess of $3 billion and 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.05% for MFS Total Return Series - Service Class and 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(9) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares. In addition, for Oppenheimer Value Fund/VA, Service Shares, effective Jan. 1, 2007, the Manager has voluntarily agreed to an expense waiver of any total expenses over 1.50% of average annual net assets. After fee waivers and expense reimbursements, the net expenses would be 1.50% for Oppenheimer Value Fund/VA, Service Shares.


(11) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   11

      Value Fund, 1.03% for RVST RiverSource(R) Partners Variable
      Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule              $1,416      $2,626       $3,708        $6,046
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            1,316        2,526        3,508         5,846
 RAVA 4 SELECT                                          1,342        2,598        3,119         6,023
 RAVA 4 ACCESS                                            403        1,220        2,053         4,207

                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule           $616       $1,826       $3,008        $5,846
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule          616        1,826        3,008         5,846
 RAVA 4 SELECT                                        642        1,898        3,119         6,023
 RAVA 4 ACCESS                                        403        1,220        2,053         4,207



                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule              $1,395      $2,569       $3,620        $5,904
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            1,295        2,469        3,420         5,704
 RAVA 4 SELECT                                          1,321        2,541        3,031         5,884
 RAVA 4 ACCESS                                            382        1,160        1,956         4,030

                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule           $595       $1,769       $2,920        $5,704
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule          595        1,769        2,920         5,704
 RAVA 4 SELECT                                        621        1,841        3,031         5,884
 RAVA 4 ACCESS                                        382        1,160        1,956         4,030


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule               $963       $1,305       $1,570        $2,097
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule              863        1,205        1,370         1,897
 RAVA 4 SELECT                                            889        1,284        1,004         2,173
 RAVA 4 ACCESS                                            206          636        1,091         2,353

                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule           $163        $505        $  870        $1,897
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule          163         505           870         1,897
 RAVA 4 SELECT                                        189         584         1,004         2,173
 RAVA 4 ACCESS                                        206         636         1,091         2,353


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   13


                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule               $942       $1,242       $1,464        $1,874
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule              842        1,142        1,264         1,674
 RAVA 4 SELECT                                            868        1,221          898         1,956
 RAVA 4 ACCESS                                            185          574          987         2,139

                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule           $142        $442         $764          1,674
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule          142         442          764          1,674
 RAVA 4 SELECT                                        168         521          898          1,956
 RAVA 4 ACCESS                                        185         574          987          2,139



(1) In these examples, the contract administrative charge is estimated as a .017% charge for RAVA 4 Advantage, a .020% charge for RAVA 4 Select, and .038% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited financial information for the subaccounts in Appendix F.


We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.



FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   15

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

   - Compensating, training and educating financial advisors who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   17

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.


When you apply, you may select among the following:

- the regular fixed account(1), subaccounts and/or the special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

- the optional PN program;

- one of the following optional death benefits:

   - ROPP Death Benefit(2);

   - MAV Death Benefit(2);

   - 5-Year MAV Death Benefit(2); and

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

   - Accumulation Benefit rider(3); or


   - SecureSource rider(3).


(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.
(2) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(3) You may select either the Accumulation Benefit or SecureSource rider. The Accumulation Benefit and SecureSource - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource - Joint Life rider is available if both covered spouses are 80 or younger.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")


If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.


 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than 13 months after the contract's effective date; and


- no later than the annuitant's 90th birthday or the tenth contract anniversary, if purchased after age 80, or a date that has been otherwise agreed to by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or
  $50 per month

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
If paying by any other method:
  initial payment for qualified annuities             $1,000            $2,000           $2,000
  initial payment for nonqualified annuities           2,000            10,000           10,000
  for any additional payments                             50                50               50


  * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   19

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:


                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For the first year:
  through age 85                                     $999,999          $999,999         $999,999
  for ages 86 to 90                                   100,000           100,000          100,000
For each subsequent year:
  through age 85                                      100,000           100,000          100,000
  for ages 86 to 90                                    50,000            50,000           50,000


*** These limits apply in total to all RiverSource Life of NY annuities you own.
    We reserve the right to increase maximum limits. For qualified annuities the Code's limits on annual contributions also apply. We also reserve the right to restrict the cumulative purchase payments for contracts with the GWB for Life rider or SecureSource rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date and each elective step up of the Accumulation Benefit rider.


We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

 -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

 -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

 -- if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

 -- if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   21
after the first contract anniversary to a maximum of $50. We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                RAVA 4 ADVANTAGE                 RAVA 4 SELECT                 RAVA 4 ACCESS
 For nonqualified annuities                          1.05%                           1.30%                         1.45%
 For qualified annuities                              .85%                           1.10%                         1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the regular fixed account or the Special DCA fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants lives. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.


You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:



CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0

SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                            CONTRACT YEAR                                          SURRENDER CHARGE PERCENTAGE
                                  1                                                             7%
                                  2                                                             7
                                  3                                                             7
                                  Thereafter                                                    0



SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   23

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the GWB for Life rider or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with SecureSource riders.


GWB FOR LIFE RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.


If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.


The fee does not apply after annuity payouts begin.

(1) Effective Sept. 10, 2007, this rider is no longer available for sale.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   25

SECURESOURCE RIDER FEE



We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it(1). The rider fee is the same whether you select the SecureSource - Single Life rider or the SecureSource - Joint Life rider.


The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.


Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource - Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource - Joint Life rider charge will not exceed a maximum charge of 1.50%.



We will not change the SecureSource rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

(1) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with the Accumulation Benefit rider.

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   27

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;


and a deduction of a prorated portion of:



- the contract administrative charge;


- the ROPP rider fee (if selected);

- the MAV rider fee (if selected);

- the 5-Year MAV rider fee (if selected);

- the Accumulation Benefit rider fee (if selected);

- the GWB for Life rider fee (if selected); and/or


- the SecureSource rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal
number                                                                                               NUMBER
of dollars each month                            AMOUNT                  ACCUMULATION                OF UNITS
....                         MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

- You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Fundings from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect.)
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   29

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life or SecureSource rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   31

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life rider or SecureSource rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of model portfolios from which you can select. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:


- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE RIDER



If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to certain restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Benefit rider or the optional GWB for Life rider or the optional SecureSource rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender from your contract or on your settlement date.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   33

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.

- You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS

- Before annuity payouts begin, you may transfer contract values between the subaccounts.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   35

IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:     Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

MINIMUM AMOUNT

Transfers or surrenders:     $50

MAXIMUM AMOUNT

Transfers or surrenders:     None (except for automated transfers from the
regular fixed account)

3  BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance

Surrenders:                 $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").



Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced (see "Optional Benefits"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request to

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   37
specifically surrender from a Special DCA fixed account. If you elected a SecureSource rider, the minimum contract value is zero and you do not have the option to request from which account to surrender.


RECEIVING PAYMENT

1  BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 9, 2009, the distribution is due to plan termination; or



  - effective Jan. 9, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.


CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.



Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life or SecureSource. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life or SecureSource - Single Life rider will continue upon change of ownership. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB

                                       CV


     PS = the amount by which the contract value is reduced as a result of the partial surrender.


     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   39

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.


We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                              $20,000
minus adjusted partial surrenders, calculated as:
$1,500 X $20,000
----------------  =
$18,000                                                                              - 1,667
                                                                                     -------
for a standard death benefit of:                                                     $18,333
since this is greater than your contract value of $16,500


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource rider, if selected, will terminate.


QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource rider, if selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP


- You may terminate the ROPP rider within 30 days of the first rider anniversary.



- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


If you terminate the ROPP, the standard death benefit applies thereafter.


For an example, see Appendix B.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   41

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)


The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.


On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.


If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or


- the maximum five year anniversary value.


TERMINATING THE 5-YEAR MAV


- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.



- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


If you terminate the 5-Year MAV, the standard death benefit applies thereafter.


For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS


SECURESOURCE RIDERS



THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.



There are two optional SecureSource riders available under your contract:



- SecureSource -- Single Life; or



- SecureSource -- Joint Life.



The information in this section applies to both SecureSource riders, unless otherwise noted.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   43

The SecureSource -- Single Life rider covers one person. The
SecureSource -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):


- SINGLE LIFE: you are 80 or younger on the contract issue date, or, if an owner is a non natural person, then the annutitant is age 80 or younger on the contract issue date; or

- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.


(1) The SecureSource rider is not available under an inherited qualified annuity.



The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:


- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.


The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment
    (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount
    (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

 44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).


Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:


- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether a SecureSource rider is appropriate for you because:


- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

   JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   45

   (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

   (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

   Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").


  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; or:

- Single Life: 6%;

- Joint Life: 5.5%

of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the


 46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).


- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative additional purchase payments to $100,000.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   47

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

   (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

 48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBP remains unchanged.

   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   49

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):


- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.


- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.


- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.


   (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.


   (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

       (3) the rider anniversary following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

       (2) the rider anniversary following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the sum of the purchase payment plus any purchase payment credits.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

 50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by;

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the RALP -- the ALP remains unchanged.

   (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of purchase payments, plus purchase payment credit, multiplied by 6%.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   51
the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value is greater than the ALP, if established, on the step up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

 52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.


SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   53

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The SecureSource rider and the contract will terminate under either of the following two scenarios:


- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

 54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged. If the covered person changes due to the ownership change, the ALP and RALP will be reset as follows:


- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   55

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.


REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION


The SecureSource rider cannot be terminated either by you or us except as follows:


1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.


If you are (or if the owner is a non-natural person, then the annuitant) is 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional SecureSource rider. When the rider


 56 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether an Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and regular fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   57

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix D.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER

THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.

The GWB for Life rider is an optional benefit that was offered for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date (1).

(1) The GWB for Life Rider is not available for RAVA 4 Access.

 58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. It is not available under an inherited qualified annuity.


The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Covered Person", and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:


- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;



- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;



- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;


If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   59

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living, (except if the contract is continued under the spousal continuation provision of the contract).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.


- USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") We reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

 60 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.


  You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities.") Withdrawals before age 59 1/2 may incur a10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation. See Appendix E for additional information.



- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA -- Special Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   61

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

 62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment's amount plus any purchase payment credit, multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.


ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   63

The ALP is determined at the following times:


- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.


- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credits, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headlines below.)

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

 64 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   65

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or


   (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

 66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   67
  change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

 68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")



- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   69
certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


 70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   71
annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


 72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



VOTING RIGHTS


As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   73
the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS


- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

 74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   75

APPENDIX A: THE FUNDS


UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital Growth. Actively managed. The Fund        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        normally invests at least 80% of its net assets   advisory entities affiliated with
                              in the equity securities and equity related       Invesco Aim Advisors, Inc.,
                              instruments of companies involved in the          subadvisers.
                              financial services sector. These companies
                              include, but are not limited to, banks,
                              insurance companies, investment and
                              miscellaneous industries, and Suppliers to
                              financial services companies. The Fund may
                              invest up to 25% of its assets in securities of
                              non-U.S. issuers. Securities of Canadian issuers
                              and American Depositary Receipts are not subject
                              to this 25% limitation.
AIM V.I. Global Health Care   Capital Growth. The Fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   77

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.
Credit Suisse                 Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Trust - Commodity Return      derivative instruments backed and fixed-income
Strategy Portfolio            securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Dreyfus Variable Investment   Capital growth. To pursue this goal, the          The Dreyfus Corporation
Fund International Equity     portfolio primarily invests in growth stocks of
Portfolio, Service Shares     foreign companies. Normally, the portfolio
                              invests at least 80% of its assets in stocks,
                              including common stocks, preferred stocks and
                              convertible securities, including those
                              purchased in initial public offering.
Dreyfus Variable Investment   Long-term capital growth. To pursue this goal,    The Dreyfus Corporation
Fund International Value      the portfolio normally invests at least 80% of
Portfolio, Service Shares     its assets in stocks. The portfolio ordinarily
                              invests most of its assets in securities of
                              foreign companies which Dreyfus considers to be
                              value companies. The portfolio's stock
                              investments may include common stocks, preferred
                              stocks and convertible securities, including
                              those purchased in initial public offerings or
                              shortly thereafter. The portfolio may invest in
                              companies of any size. The portfolio may also
                              invest in companies located in emerging markets.


 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Evergreen VA International    Long-term capital growth, with modest income as   Evergreen Investment Management
Equity Fund - Class 2         a secondary objective. The Fund seeks to achieve  Company, LLC its goal by investing primarily in equity
                              securities issued by established, quality
                              non-U.S. companies located in countries with
                              developed markets and may purchase securities
                              across all market capitalizations. The Fund may
                              also invest in emerging markets.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub- advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   79

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Legg Mason Partners Variable  Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Small Cap Growth Portfolio,   circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Class I                       its net assets in equity securities of companies  sub-adviser.
                              with small market capitalizations and related
                              investments.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.


 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) Total Return           Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Service Class        fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Neuberger Berman Advisers     Long-term growth of capital. The Fund normally    Neuberger Berman Management Inc.
Management Trust Socially     invests at least 80% of its respective net
Responsive Portfolio (Class   assets, plus the amount of any borrowing for
S)                            investment purposes in equity securities
                              selected in accordance with the Fund's social
                              policy. The Fund invests mainly in common stocks
                              of mid- to large-capitalization companies. The
                              Fund seeks to reduce risk by investing across
                              many different industries. The Portfolio
                              Managers employ a research driven and valuation
                              sensitive approach to stock selection. They seek
                              to identify stocks in well-positioned businesses
                              that they believe are undervalued in the market.
                              They look for solid balance sheets, strong
                              management teams with a track record of success,
                              good cash flow, the prospect for above average
                              earnings growth and other valuation related
                              factors.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
Oppenheimer Value Fund/VA,    Long-term growth of capital with realization of   OppenheimerFunds, Inc.
Service Shares                current income as a secondary consideration.
                              Invests mainly in common stocks of different
                              capitalization ranges.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   81

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StocksPLUS(R)
                              TR Strategy, Far East (ex-Japan) StocksPLUS(R)
                              TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests a small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
(previously RiverSource       companies with market capitalizations of at
Variable Portfolio -          least $5 billion at the time of the Fund's
Fundamental Value Fund)       investment. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
(previously RiverSource       capitalizations. The Fund considers mid-cap       sub- advisers.
Variable Portfolio - Select   companies to be either those with a market
Value Fund)                   capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
(previously RiverSource       companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
Variable Portfolio - Small    time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Cap Value Fund)               that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   83

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.


 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   85

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund (previously RiverSource  emerging market companies. Under normal market    indirect wholly-owned subsidiary of
Variable Portfolio -          conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
Emerging Markets Fund)        assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
(previously RiverSource       Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
Variable Portfolio -          markets.
International Opportunity
Fund)


 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger International.         circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   87

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger USA.                   circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the TFA that is from Purchase
       Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%    = the premium ratio
STEP 4.We calculate Chargeable Purchase Payments
       being Surrendered (CPP):
                                  CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   89

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the TFA that is from Purchase
       Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3.We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4.We calculate the Chargeable Purchase Payments
       being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.59)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41

 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the Contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the TFA and Amount Free that is
       from Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%
STEP 4.We calculate Chargeable Purchase Payments
       being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   91

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the Amount Free that is from
       Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4.We calculate the Chargeable Purchase Payments
       being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.00)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41

 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit as follows:

     The total purchase payments minus adjustments for partial surrenders:

    Total purchase payments                                       $20,000
    minus adjusted partial surrenders, calculated as:
    $1,500 X $20,000
    ----------------- =                                            -1,667
        $18,000                                                   -------
    for a death benefit of:                                       $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

     We calculate the death benefit as follows:

    The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your contract anniversary contract values:        $24,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $24,000
    ----------------- =                                            -1,636
        $22,000                                                  --------
    for a death benefit of:                                       $22,364

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   93

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

    We calculate the death benefit as follows:
    The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your 5-year contract anniversary contract
      values:                                                     $30,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $30,000
    ----------------- =                                            -1,800
        $25,000                                                  --------
    for a death benefit of:                                       $28,200

 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT RIDER

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option

- The Accumulation Benefit rider fee is 0.60%.

                        ASSUMED NET      PARTIAL SURRENDER        ADJUSTED                   ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER    MCAV     BENEFIT AMOUNT   CONTRACT VALUE
          1                  12%                   0                    0         100,000            0          111,328
          2                  15%                   0                    0         102,422            0          127,259
          3                   3%                   0                    0         104,861            0          130,290
          4                  -8%                   0                    0         104,861            0          119,148
          5                 -15%                   0                    0         104,861            0          100,647
          6                  20%               2,000                2,084         102,778            0          117,666
          7                  15%                   0                    0         108,252            0          134,504
          8                 -10%                   0                    0         108,252            0          120,327
          9                 -20%               5,000                4,498         103,754            0           91,639
         10                 -12%                   0                    0         103,754       23,734          103,754

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   95

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        7,000         92,000      100,000       93,000      7,000        0
 1                0            0         91,000      100,000       93,000      7,000    7,000
 1.5              0        7,000         83,000      100,000       86,000      7,000        0
 2                0            0         81,000      100,000       86,000      7,000    7,000
 5                0            0         75,000      100,000       86,000      7,000    7,000
 5.5              0        5,160         70,000      100,000       80,840      7,000    1,840
 6                0            0         69,000      100,000       80,840      7,000    7,000
 6.5              0        7,000         62,000      100,000       73,840      7,000        0
 7                0            0         70,000      100,000       73,840      7,000    7,000
 7.5              0       10,000         51,000       51,000(3)    51,000(3)   3,570        0
 8                0            0         55,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 1.5            N/A            N/A
 2              N/A            N/A
 5            5,160(1)       5,160(1)
 5.5          5,160              0
 6            5,160          5,160
 6.5          3,720(2)           0
 7            4,200          4,200
 7.5          3,060(3)           0
 8            3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5          6,900(3)           0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   97

EXAMPLE -- SECURESOURCE RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        5,000         92,000      100,000       95,000      7,000    2,000
 1                0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                0            0         81,000       90,000       90,000      6,300    6,300
 5                0            0         75,000       90,000       90,000      6,300    6,300
 5.5              0        5,400         70,000       90,000       84,600      6,300      900
 6                0            0         69,000       90,000       84,600      6,300    6,300
 6.5              0        6,300         62,000       90,000       78,300      6,300        0
 7                0            0         64,000       90,000       78,300      6,300    6,300
 7.5              0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 8                0            0         55,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 2              N/A            N/A
 5            5,400(2)       5,400(2)
 5.5          5,400              0
 6            5,400          5,400
 6.5          3,720(3)           0
 7            3,840          3,840
 7.5          3,060(4)           0
 8            3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new Covered Person.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750
 6.5              0            0        110,000      125,000      125,000      8,750    8,750
 7                0            0        105,000      125,000      125,000      8,750    8,750


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5          6,900(3)           0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500
 6.5          6,600(5)       6,600(5)
 7            6,600          6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   99

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $    NA       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        5,000         92,000      100,000       95,000      7,000    2,000
 1                0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                0            0         81,000       90,000       90,000      6,300    6,300
 6                0            0         75,000       90,000       90,000      6,300    6,300
 6.5              0         4950         70,000       90,000       85,050      6,300    1,350
 7                0            0         69,000       90,000       85,050      6,300    6,300
 7.5              0        6,300         62,000       90,000       78,750      6,300        0
 8                0            0         64,000       90,000       78,750      6,300    6,300
 8.5              0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 9                0            0         55,000       55,000       55,000      3,850    3,850
 9.5              0            0         54,000       55,000       55,000      3,850    3,850
 10               0            0         52,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $   NA         $   NA
 0.5             NA             NA
 1               NA             NA
 2               NA             NA
 6            4,950(2)       4,950(2)
 6.5          4,950              0
 7            4,950          4,950
 7.5          3,410(3)           0
 8            3,520          3,520
 8.5          2,805(4)           0
 9            3,025          3,025
 9.5          3,025          3,025
 10           3,025          3,025

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                     HYPOTHETICAL
                                       ASSUMED              BASIC WITHDRAWAL BENEFIT
CONTRACT   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
DURATION   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 issue     $100,000      $    NA       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,050        110,000      110,000      103,950      7,700    1,650
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750
 6.5              0            0        110,000      125,000      125,000      8,750    8,750
 7                0            0        105,000      125,000      125,000      8,750    8,750


          LIFETIME WITHDRAWAL BENEFIT
CONTRACT  ---------------------------
DURATION      ALP            RALP
 At
 issue       $5,500         $5,500
 1            5,775          5,500(1)
 2            6,050          5,500(1)
 3            6,050          6,050(2)
 3.5          6,050              0
 4            6,325          6,325
 4.5          6,325(3)           0
 5            6,600          6,600
 5.5          6,600(4)           0
 6            6,875          6,875
 6.5          6,875          6,875
 7            6,875          6,875

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   101

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.



For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:


(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life rider.


(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.


(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined;


(3) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and


(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;


3. SIMPLE IRA under Section 408(p) of the Code;



4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;



5. Custodial and investment only plans under Section 401(a) of the Code;



6. TSAs under Section 403(b) of the Code.


 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.


In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   103

APPENDIX F: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                  2007       2006
------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                     $1.13      $1.00
Accumulation unit value at end of period                           $1.25      $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      179         45

------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                     $1.15      $1.00
Accumulation unit value at end of period                           $1.26      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      500        165

------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                     $1.15      $1.00
Accumulation unit value at end of period                           $0.89      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      382         37

------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                     $1.08      $1.00
Accumulation unit value at end of period                           $1.20      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      591      1,004

------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                     $1.22      $1.00
Accumulation unit value at end of period                           $1.38      $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    4,981        100

------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                     $1.24      $1.00
Accumulation unit value at end of period                           $1.47      $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      543        369

------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                     $1.17      $1.00
Accumulation unit value at end of period                           $1.22      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      539         98

------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                     $1.23      $1.00
Accumulation unit value at end of period                           $1.29      $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9,236      2,322

------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                     $1.14      $1.00
Accumulation unit value at end of period                           $1.29      $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       78         15

------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                     $1.17      $1.00
Accumulation unit value at end of period                           $1.13      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    5,416        222

------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                     $1.09      $1.00
Accumulation unit value at end of period                           $1.31      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      376      2,202

------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                     $1.17      $1.00
Accumulation unit value at end of period                           $1.09      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2,079        509

------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                     $1.08      $1.00
Accumulation unit value at end of period                           $1.09      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      493        202

------------------------------------------------------------------------------------


 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2007           2006
------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.30          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              13,265          3,408

------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                           $1.21          $1.00
Accumulation unit value at end of period                                 $1.43          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 542          1,471

------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                           $0.99          $1.00
Accumulation unit value at end of period                                 $1.15          $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 327          1,503

------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                           $1.16          $1.00
Accumulation unit value at end of period                                 $1.35          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  39             13

------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                           $1.15          $1.00
Accumulation unit value at end of period                                 $1.19          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  38              7

------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.02          $1.00
Accumulation unit value at end of period                                 $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                               7,332          2,824

------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.14          $1.00
Accumulation unit value at end of period                                 $1.22          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  55             55

------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.17          $1.00
Accumulation unit value at end of period                                 $1.33          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 207             94

------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.30          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              15,405          5,888

------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.28          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8,335          2,560

------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.17          $1.00
Accumulation unit value at end of period                                 $1.35          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 615            207

------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.22          $1.00
Accumulation unit value at end of period                                 $0.96          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 650            515

------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.14          $1.00
Accumulation unit value at end of period                                 $1.11          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1,230            500

------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                           $1.14          $1.00
Accumulation unit value at end of period                                 $1.17          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2,149            465

------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                           $1.13          $1.00
Accumulation unit value at end of period                                 $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 442            173

------------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   105

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2007           2006
------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                           $1.00             --
Accumulation unit value at end of period                                 $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              15,952             --

------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                           $1.00             --
Accumulation unit value at end of period                                 $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 255             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.

------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                           $1.13          $1.00
Accumulation unit value at end of period                                 $1.24          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  65              1

------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                           $1.10          $1.00
Accumulation unit value at end of period                                 $1.14          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 859            239

------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                           $1.21          $1.00
Accumulation unit value at end of period                                 $1.53          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 946            314

------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
  PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                           $1.19          $1.00
Accumulation unit value at end of period                                 $1.21          $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5,181          1,550

------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE
  PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                           $1.17          $1.00
Accumulation unit value at end of period                                 $1.25          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 121             95

------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.18          $1.00
Accumulation unit value at end of period                                 $1.24          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1,142            437

------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.15          $1.00
Accumulation unit value at end of period                                 $1.13          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 505             93

------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                           $1.06          $1.00
Accumulation unit value at end of period                                 $1.15          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              21,361          4,287

------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                           $1.07          $1.00
Accumulation unit value at end of period                                 $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 331             49

------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                           $1.05          $1.00
Accumulation unit value at end of period                                 $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              15,404          5,362

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL
  VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE
  FUND)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.15          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              10,815          4,092

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE
  FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE
  FUND)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.18          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  90             --

------------------------------------------------------------------------------------------------


 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2007           2006
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE
  FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
  FUND)
Accumulation unit value at beginning of period                           $1.16          $1.00
Accumulation unit value at end of period                                 $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              11,230          1,381

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.13          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 215             26

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.02          $1.00
Accumulation unit value at end of period                                 $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                               3,844          2,374
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
Management Fund at Dec. 31, 2007 were 3.64% and 3.71%, respectively.

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND*
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.03          $1.00
Accumulation unit value at end of period                                 $1.08          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 121             45
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND*
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.04          $1.00
Accumulation unit value at end of period                                 $1.08          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              39,535          9,494
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
  INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.14          $1.00
Accumulation unit value at end of period                                 $1.22          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              17,683          5,496

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.04          $1.00
Accumulation unit value at end of period                                 $1.10          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              13,183          2,629

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
  PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.01          $1.00
Accumulation unit value at end of period                                 $1.09          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8,367          3,500

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.16          $1.00
Accumulation unit value at end of period                                 $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 651             39

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.07          $1.00
Accumulation unit value at end of period                                 $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 896            199

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES
  FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.06          $1.00
Accumulation unit value at end of period                                 $1.08          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                               9,778          3,255

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.16          $1.00
Accumulation unit value at end of period                                 $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 252              4

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.16          $1.00
Accumulation unit value at end of period                                 $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  46             22

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.13          $1.00
Accumulation unit value at end of period                                 $1.27          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  33              1

------------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   107

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2007           2006
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.23          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                               3,208          2,769

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.15          $1.00
Accumulation unit value at end of period                                 $1.19          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 177             17

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
  GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.02          $1.00
Accumulation unit value at end of period                                 $1.07          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 354             74

------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.14          $1.00
Accumulation unit value at end of period                                 $1.08          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  24             13

------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
  (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS
  FUND)
Accumulation unit value at beginning of period                           $1.29          $1.00
Accumulation unit value at end of period                                 $1.77          $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                               4,624          1,065

------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL
  OPPORTUNITY FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
  OPPORTUNITY FUND)
Accumulation unit value at beginning of period                           $1.17          $1.00
Accumulation unit value at end of period                                 $1.30          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 122             85

------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II
  SHARES (07/24/2006)
Accumulation unit value at beginning of period                           $1.13          $1.00
Accumulation unit value at end of period                                 $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               9,159          4,172

------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.25          $1.00
Accumulation unit value at end of period                                 $1.13          $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2,724          1,376

------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES
  (07/24/2006)
Accumulation unit value at beginning of period                           $1.15          $1.00
Accumulation unit value at end of period                                 $1.39          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 239            985

------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (07/24/2006)
Accumulation unit value at beginning of period                           $1.23          $1.00
Accumulation unit value at end of period                                 $1.42          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                               3,826          1,466
*Effective June 1, 2008, the Fund will change its name to Wanger
  International.

------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (07/24/2006)
Accumulation unit value at beginning of period                           $1.12          $1.00
Accumulation unit value at end of period                                 $1.17          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5,535            975
*Effective June 1, 2008, the Fund will change its name to Wanger
  USA.

------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.16          $1.00
Accumulation unit value at end of period                                 $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  69             37

------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                           $1.22          $1.00
Accumulation unit value at end of period                                 $1.38          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 471             19

------------------------------------------------------------------------------------------------


 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.13      $1.00
Accumulation unit value at end of period                          $1.25      $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      81         19
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $1.26      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     336         33
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $0.88      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     300         22
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.08      $1.00
Accumulation unit value at end of period                          $1.19      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     374        542
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.22      $1.00
Accumulation unit value at end of period                          $1.38      $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2,512         33
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                    $1.23      $1.00
Accumulation unit value at end of period                          $1.46      $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     427        206
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                    $1.17      $1.00
Accumulation unit value at end of period                          $1.21      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     341         89
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                    $1.23      $1.00
Accumulation unit value at end of period                          $1.28      $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4,614      1,363
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                    $1.14      $1.00
Accumulation unit value at end of period                          $1.28      $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      19         --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                    $1.17      $1.00
Accumulation unit value at end of period                          $1.13      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2,838         36
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                    $1.09      $1.00
Accumulation unit value at end of period                          $1.31      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     328      1,063
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                    $1.16      $1.00
Accumulation unit value at end of period                          $1.09      $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     639        116
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                    $1.08      $1.00
Accumulation unit value at end of period                          $1.08      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     264         41
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                    $1.12      $1.00
Accumulation unit value at end of period                          $1.30      $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6,507      1,903
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B
  (07/24/2006)
Accumulation unit value at beginning of period                    $1.21      $1.00
Accumulation unit value at end of period                          $1.43      $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     369        815
-----------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   109

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                          $0.99          $1.00
Accumulation unit value at end of period                                $1.15          $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                140            830
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 95             35
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.18          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 61             32
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,192          1,837
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 93             64
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.32          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 99             75
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.30          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,839          3,236
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.28          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,844          1,122
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.35          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                484            191
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $0.96          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                527            313
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.10          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                593            209
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                948            338
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                186            162
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,803             --
-----------------------------------------------------------------------------------------------


 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 81             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.24          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 35             28
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.14          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                138             18
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.21          $1.00
Accumulation unit value at end of period                                $1.52          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                770            261
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.19          $1.00
Accumulation unit value at end of period                                $1.21          $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,575            863
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.24          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                112             67
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.24          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                599            178
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.12          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                311            105
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.15          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,993          2,853
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                337              5
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,960          3,210
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.15          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,374          2,318
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.18          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  9              2
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,574            673
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   111

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.13          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                120             50
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.05          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,189            741
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
Management Fund at Dec. 31, 2007 were 3.43% and 3.49%, respectively.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.08          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                469             52
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.08          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             22,505          6,141
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.22          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,218          3,454
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,401          1,654
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.08          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,750          2,249
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                542            128
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.07          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                810            147
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.07          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,168          2,188
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                221             39
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  5              4
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.27          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 32              7
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.22          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,939          1,742
-----------------------------------------------------------------------------------------------


 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
  (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.19          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 68             52
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
  GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.07          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                266             23
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
  (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.08          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 30             21
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.29          $1.00
Accumulation unit value at end of period                                $1.77          $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,399            586
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.30          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                172            100
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,403          2,278
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.25          $1.00
Accumulation unit value at end of period                                $1.13          $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,315            858
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.39          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                238            524
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.42          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,033            855
*Effective June 1, 2008, the Fund will change its name to Wanger
  International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.17          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,742            456
*Effective June 1, 2008, the Fund will change its name to Wanger
  USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                119             67
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.37          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                415             96
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007        2006
------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.13       $1.00
Accumulation unit value at end of period                          $1.25       $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      45          --
------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   113

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007            2006
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15           $1.00
Accumulation unit value at end of period                                $1.26           $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 10               2
------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15           $1.00
Accumulation unit value at end of period                                $0.88           $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.08           $1.00
Accumulation unit value at end of period                                $1.19           $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  7             256
------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.22           $1.00
Accumulation unit value at end of period                                $1.38           $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,454              --
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23           $1.00
Accumulation unit value at end of period                                $1.46           $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 27              75
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17           $1.00
Accumulation unit value at end of period                                $1.21           $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 18               3
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23           $1.00
Accumulation unit value at end of period                                $1.28           $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,393             479
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.14           $1.00
Accumulation unit value at end of period                                $1.28           $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.17           $1.00
Accumulation unit value at end of period                                $1.12           $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,546               4
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.09           $1.00
Accumulation unit value at end of period                                $1.30           $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 71             538
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.09           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                148              19
------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.08           $1.00
Accumulation unit value at end of period                                $1.08           $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 82              16
------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.30           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,779             897
------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.21           $1.00
Accumulation unit value at end of period                                $1.43           $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 42             370
------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                          $0.99           $1.00
Accumulation unit value at end of period                                $1.15           $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 58             407
------------------------------------------------------------------------------------------------


 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007            2006
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.34           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 26              11
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15           $1.00
Accumulation unit value at end of period                                $1.18           $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02           $1.00
Accumulation unit value at end of period                                $1.03           $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,367             806
------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.13           $1.00
Accumulation unit value at end of period                                $1.21           $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.17           $1.00
Accumulation unit value at end of period                                $1.32           $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.29           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,358           1,504
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.28           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,951             507
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.35           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 99              21
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.22           $1.00
Accumulation unit value at end of period                                $0.96           $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 19               4
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14           $1.00
Accumulation unit value at end of period                                $1.10           $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                158              47
------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14           $1.00
Accumulation unit value at end of period                                $1.16           $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                425             170
------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13           $1.00
Accumulation unit value at end of period                                $1.10           $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 55              15
------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00              --
Accumulation unit value at end of period                                $1.06              --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,753              --
------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00              --
Accumulation unit value at end of period                                $1.02              --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 31              --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   115

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007            2006
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.13           $1.00
Accumulation unit value at end of period                                $1.24           $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.10           $1.00
Accumulation unit value at end of period                                $1.13           $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 18              14
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.21           $1.00
Accumulation unit value at end of period                                $1.52           $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 59               4
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.19           $1.00
Accumulation unit value at end of period                                $1.21           $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,578             427
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17           $1.00
Accumulation unit value at end of period                                $1.24           $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 42              42
------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.18           $1.00
Accumulation unit value at end of period                                $1.24           $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 83              41
------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15           $1.00
Accumulation unit value at end of period                                $1.12           $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 12               5
------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.06           $1.00
Accumulation unit value at end of period                                $1.15           $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              6,631           1,314
------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07           $1.00
Accumulation unit value at end of period                                $1.12           $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  9              --
------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.05           $1.00
Accumulation unit value at end of period                                $1.12           $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,910           1,615
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.15           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,313           1,143
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.18           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1              --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.09           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,393             346
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.12           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4              --
------------------------------------------------------------------------------------------------


 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007            2006
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.01           $1.00
Accumulation unit value at end of period                                $1.05           $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                752              76
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
Management Fund at Dec. 31, 2007 were 3.38% and 3.44%, respectively.
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.03           $1.00
Accumulation unit value at end of period                                $1.07           $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --               1
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.04           $1.00
Accumulation unit value at end of period                                $1.08           $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             12,855           2,798
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14           $1.00
Accumulation unit value at end of period                                $1.22           $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,662           1,337
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.03           $1.00
Accumulation unit value at end of period                                $1.10           $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,237             761
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.01           $1.00
Accumulation unit value at end of period                                $1.08           $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,678           1,052
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.18           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 11               8
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.07           $1.00
Accumulation unit value at end of period                                $1.07           $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 72              44
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.06           $1.00
Accumulation unit value at end of period                                $1.07           $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,104             984
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.18           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.14           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  8              --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.13           $1.00
Accumulation unit value at end of period                                $1.27           $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 37              --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.22           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                897             754
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.15           $1.00
Accumulation unit value at end of period                                $1.19           $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 11              --
------------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   117

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007            2006
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02           $1.00
Accumulation unit value at end of period                                $1.06           $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                171               5
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14           $1.00
Accumulation unit value at end of period                                $1.08           $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --               1
------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.29           $1.00
Accumulation unit value at end of period                                $1.77           $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,248             248
------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.17           $1.00
Accumulation unit value at end of period                                $1.30           $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2               2
------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13           $1.00
Accumulation unit value at end of period                                $1.09           $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,697           1,129
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.25           $1.00
Accumulation unit value at end of period                                $1.13           $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                755             378
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15           $1.00
Accumulation unit value at end of period                                $1.39           $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 82             259
------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (07/24/2006)
Accumulation unit value at beginning of period                          $1.23           $1.00
Accumulation unit value at end of period                                $1.42           $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                931             343
*Effective June 1, 2008, the Fund will change its name to Wanger
  International.
------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (07/24/2006)
Accumulation unit value at beginning of period                          $1.12           $1.00
Accumulation unit value at end of period                                $1.17           $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,304             132
*Effective June 1, 2008, the Fund will change its name to Wanger
  USA.
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16           $1.00
Accumulation unit value at end of period                                $1.22           $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.22           $1.00
Accumulation unit value at end of period                                $1.37           $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 74               5
------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.13      $1.00
Accumulation unit value at end of period                          $1.25      $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       1         --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $1.26      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      11          5
-----------------------------------------------------------------------------------


 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $0.88          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.19          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --              4
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.38          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 34             --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.46          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1              1
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.21          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.28          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                112             24
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.28          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.12          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 29             --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.30          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1              9
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 27             20
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 12              7
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.30          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 78             21
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  9             10
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                          $0.99          $1.00
Accumulation unit value at end of period                                $1.15          $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  6              9
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   119

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.18          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1             --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                268            107
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.21          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.32          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2             --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.29          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                102             42
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.27          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 72             13
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.35          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  7             --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $0.95          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  7              1
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.10          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 19              2
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 53              8
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  8              1
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 81             --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.24          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------


 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.13          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 11             --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.21          $1.00
Accumulation unit value at end of period                                $1.52          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 13              2
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.19          $1.00
Accumulation unit value at end of period                                $1.21          $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 28              9
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.24          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.24          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  6              1
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.12          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.15          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                224             43
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.12          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                132             51
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.14          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 61             26
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.17          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 56              5
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.12          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 19              6
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.05          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                197             83
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
Management Fund at Dec. 31, 2007 were 3.20% and 3.25%, respectively.
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   121

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1              1
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.08          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                483             96
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                113             37
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                129             28
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.08          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 98             38
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.07          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.07          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 73             30
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.27          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.22          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 20             11
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.19          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------


 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.08          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.29          $1.00
Accumulation unit value at end of period                                $1.76          $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 23              5
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.30          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4             --
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 46             15
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.25          $1.00
Accumulation unit value at end of period                                $1.13          $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 21             11
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.39          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  3              7
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.41          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 24              6
*Effective June 1, 2008, the Fund will change its name to Wanger
  International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.17          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 40              2
*Effective June 1, 2008, the Fund will change its name to Wanger
  USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.37          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 24              7
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.13      $1.00
Accumulation unit value at end of period                          $1.25      $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       8         --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $1.26      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      13         --
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $0.88      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       5         --
-----------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   123

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.19          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 26            206
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.37          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                952             --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.46          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 25             58
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.21          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 66              7
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.28          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,875            431
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.28          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 19             --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.12          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,057             19
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.30          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  7            393
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                142             76
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                399             92
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.29          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,481            656
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 65            275
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                          $0.99          $1.00
Accumulation unit value at end of period                                $1.15          $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 35            298
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 26              -
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.18          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  7              -
-----------------------------------------------------------------------------------------------


 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,854            700
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.21          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2              -
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.32          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 13              9
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.29          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,188          1,284
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.27          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,386            338
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 75             36
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $0.95          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 89             10
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.10          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 48             16
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                426            101
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 73             55
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00              -
Accumulation unit value at end of period                                $1.06              -
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,189              -
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.24          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.13          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                125              1
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   125

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.52          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 61             29
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.21          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,079            345
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.24          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.23          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 68             18
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.12          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 48             17
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.15          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,113            892
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.11          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.12          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,298          1,204
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,212            859
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.17          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,314            279
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.12          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 87             12
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.05          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,238            385
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
Management Fund at Dec. 31, 2007 were 3.16% and 3.21%, respectively.
-----------------------------------------------------------------------------------------------


 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 56             32
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.07          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,119          2,248
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,315          1,118
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,993            611
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.08          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,866            868
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 38             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.07          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                178             40
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.07          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,072            761
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.17          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.26          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  3              2
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.22          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                692            591
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.19          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 10             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 34             --
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   127

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.08          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2              8
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.29          $1.00
Accumulation unit value at end of period                                $1.76          $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                817            193
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.29          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 46             21
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,873            832
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.25          $1.00
Accumulation unit value at end of period                                $1.13          $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                484            279
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.39          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  9            202
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.41          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                679            272
*Effective June 1, 2008, the Fund will change its name to Wanger
  International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.16          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                954            103
*Effective June 1, 2008, the Fund will change its name to Wanger
  USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.37          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 39             16
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.13      $1.00
Accumulation unit value at end of period                          $1.24      $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       2         --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $1.25      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      19         --
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $0.88      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      --         --
-----------------------------------------------------------------------------------


 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.19          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1              7
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.37          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 97             --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.46          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1             --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.21          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  5             --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.28          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                187             43
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.28          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.12          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                107             --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.30          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  3             17
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 30             --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 62             11
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.29          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                226             89
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 11             19
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                          $0.99          $1.00
Accumulation unit value at end of period                                $1.14          $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  7             21
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.18          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 11             --
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   129

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.02          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                400            285
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.21          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.32          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1             --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.29          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                300             79
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.27          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                117             32
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 10             --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $0.95          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 22              2
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.10          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 23             16
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 85              2
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  5              2
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                276             --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.01             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.23          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.13          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 22              2
-----------------------------------------------------------------------------------------------


 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.51          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 28             --
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.20          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 91             19
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.24          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.23          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 16             23
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.12          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2              2
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.14          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                672            103
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.11          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1             --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.11          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                401            106
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                205             61
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.17          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.08          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                186              9
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.12          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 51              9
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.05          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,071            287
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
Management Fund at Dec. 31, 2007 were 3.01% and 3.05%, respectively.
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   131

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 20             --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,476            221
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                310             75
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                415             58
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (07/24/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.08          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                300             83
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.06          $1.00
Accumulation unit value at end of period                                $1.07          $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 26             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.07          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                219             75
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.17          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.13          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.26          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  2             --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.22          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 53             24
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.18          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 21             10
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 48             13
-----------------------------------------------------------------------------------------------


 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.08          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 --             --
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.29          $1.00
Accumulation unit value at end of period                                $1.76          $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 60              9
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.29          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4              8
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.08          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                187             93
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.25          $1.00
Accumulation unit value at end of period                                $1.12          $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 57             22
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.38          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  5             12
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (07/24/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.41          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 46             11
*Effective June 1, 2008, the Fund will change its name to Wanger
  International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (07/24/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.16          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 81             12
*Effective June 1, 2008, the Fund will change its name to Wanger
  USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.21          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  1             --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $1.36          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4             --
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   133

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p. 3
Rating Agencies................................. p. 4
Revenues Received During Calendar Year 2007..... p. 4
Principal Underwriter........................... p. 5
Independent Registered Public Accounting Firm... p. 5
Financial Statements


 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   135

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc.


                Only RiverSource Life Insurance Co. of New York


           is authorized to sell insurance and annuities in New York.



        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6504 F (5/08)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE RETIREMENT ADVISOR

                               VARIABLE ANNUITY(R)



                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY



                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY



                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY



                             RIVERSOURCE OF NEW YORK

                            VARIABLE ANNUITY ACCOUNT



           (previously IDS Life of New York Variable Annuity Account)

                                   MAY 1, 2008


RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension

P.O. Box 5144


Albany, NY 12205

(800) 541-2251

S-6343 F (5/08)

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2007.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements







 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2007



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2007. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $17,462,401.41
Wanger Advisors Trust                                                         $11,509,856.38
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,560,097.11
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,766,549.37
Oppenheimer Variable Account Funds                                            $ 8,400,283.32
American Century(R) Variable Portfolios, Inc.                                 $ 7,155,648.04
Goldman Sachs Variable Insurance Trust                                        $ 6,741,110.56
Columbia Funds Variable Insurance Trust                                       $ 4,291,538.97
Janus Aspen Series                                                            $ 3,627,203.09
AIM Variable Insurance Funds                                                  $ 3,595,282.87
Van Kampen Life Investment Trust                                              $ 3,525,593.85
MFS(R) Variable Insurance Trust(SM)                                           $ 3,488,140.95
PIMCO Variable Insurance Trust                                                $ 3,146,446.19
Putnam Variable Trust                                                         $ 2,394,170.95
Eaton Vance Variable Trust                                                    $ 1,970,638.76
Wells Fargo Advantage Variable Trust Funds                                    $ 1,936,347.23
The Universal Institutional Funds, Inc.                                       $ 1,464,234.07
Credit Suisse Trust                                                           $ 1,327,427.86
Lazard Retirement Series, Inc.                                                $ 1,129,901.36
Neuberger Berman Advisers Management Trust                                    $ 1,018,249.18
Third Avenue Variable Series Trust                                            $   925,701.33
Evergreen Variable Annuity Trust                                              $   872,574.31
Royce Capital Fund                                                            $   709,223.53
Pioneer Variable Contracts Trust                                              $   383,186.94
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   212,278.47
Calvert Variable Series, Inc.                                                 $   192,660.23
STI Classic Variable Trust                                                    $    53,436.94
Legg Mason Partners Variable Portfolios                                       $    11,785.47
Premier VIT                                                                   $     8,122.39
Lincoln Variable Insurance Products Trust                                     $     4,827.25
J.P. Morgan Series Trust II                                                   $     3,261.37
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) (previously RiverSource Variable Portfolio Funds) or their affiliates would be at the top of the list.



 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.



Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $14,651,291 and in 2005 was $10,411,805. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2007 was $16,934,492. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2007 and 2006, and for each of the three years in the period ended Dec. 31, 2007, and the individual financial statements of the segregated asset subaccounts of the RiverSource of New York Variable Annuity Account, at Dec. 31, 2007, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.





                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK





We have audited the accompanying individual statements of assets and liabilities of the 105 segregated asset subaccounts of RiverSource of New York Variable Annuity Account, referred to in Note 1, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 105 segregated asset subaccounts of RiverSource of New York Variable Annuity Account, referred to in Note 1, at December 31, 2007, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota


April 24, 2008



 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                   AIM VI        AIM VI       AIM VI           AIM VI           AIM VI
                                                  CAP APPR,    CAP APPR,     CAP DEV,         CAP DEV,         CORE EQ,
DEC. 31, 2007                                       SER I        SER II        SER I           SER II           SER I
 ASSETS
                                                 ----------   -----------   ----------       ----------      -----------
Investments, at value(1),(2)                     $1,252,803   $12,160,091   $1,137,527       $3,872,817      $22,273,945
Dividends receivable                                     --            --           --               --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         90           799          563            1,366              237
Receivable for share redemptions                     10,673        11,968          800            2,956           23,970
------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,263,566    12,172,858    1,138,890        3,877,139       22,298,152
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
------------------------------------------------------------------------------------------------------------------------
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      938         9,050          800            2,951           23,970
    Contract terminations                             9,735         2,917           --                5               --
Payable for investments purchased                        90           799          563            1,366              237
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    10,763        12,766        1,363            4,322           24,207
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,252,803    12,154,309    1,137,527        3,872,713       22,137,563
Net assets applicable to contracts in payment
  period                                                 --         5,540           --               --          136,382
Net assets applicable to seed money                      --           243           --              104               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,252,803   $12,160,092   $1,137,527       $3,872,817      $22,273,945
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                42,656       420,038       60,346          209,003          765,165
(2) Investments, at cost                         $1,085,163   $ 9,767,085   $  842,460       $3,366,553      $17,798,471
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                   AIM VI        AIM VI       AIM VI           AIM VI           AIM VI
                                                    DYN,       FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
DEC. 31, 2007 (CONTINUED)                           SER I        SER I        SER II           SER II           SER II
 ASSETS
Investments, at value(1),(2)                       $868,171    $  913,130     $608,191       $2,286,503      $22,117,424
Dividends receivable                                     --            --           --               --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         --           927           66              175           27,377
Receivable for share redemptions                        644         1,143          487            4,176           18,583
------------------------------------------------------------------------------------------------------------------------
Total assets                                        868,815       915,200      608,744        2,290,854       22,163,384
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
------------------------------------------------------------------------------------------------------------------------
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      627           679          475            1,751           17,472
    Contract terminations                                16           464           13            2,425            1,112
Payable for investments purchased                        --           927           66              175           27,377
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       643         2,070          554            4,351           45,961
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               868,101       913,130      607,926        2,286,273       22,117,423
Net assets applicable to contracts in payment
  period                                                 --            --           --               --               --
Net assets applicable to seed money                      71            --          264              230               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $868,172    $  913,130     $608,190       $2,286,503      $22,117,423
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                45,123        74,480       49,975           95,991          665,386
(2) Investments, at cost                           $564,548    $1,092,632     $794,524       $2,080,646      $22,271,354
------------------------------------------------------------------------------------------------------------------------






See accompanying notes to financial statements.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS         AB VPS        AB VPS
                                                     TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2007 (CONTINUED)                            SER I         CL B           CL B           CL B          CL B
 ASSETS
Investments, at value(1),(2)                      $2,117,210    $2,537,226     $21,599,424   $81,764,736      $148,627
Dividends receivable                                      --            --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         139         8,142           1,855        30,909            --
Receivable for share redemptions                       1,879         1,936          38,228        62,616           295
----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,119,228     2,547,304      21,639,507    81,858,261       148,922
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,556         1,914          15,815        62,471           118
    Contract terminations                                323            22          22,413           146           177
Payable for investments purchased                        139         8,142           1,855        30,909            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,018        10,078          40,083        93,526           295
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,117,210     2,536,932      21,599,306    81,754,785       148,252
Net assets applicable to contracts in payment
  period                                                  --            --              --         9,950            --
Net assets applicable to seed money                       --           294             118            --           375
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,117,210    $2,537,226     $21,599,424   $81,764,735      $148,627
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                140,213       124,925         813,538     3,286,364         4,961
(2) Investments, at cost                          $1,796,823    $2,272,407     $18,422,920   $66,697,015      $137,399
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP         AC VP          AC VP         AC VP         AC VP
                                                     INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
DEC. 31, 2007 (CONTINUED)                            CL I          CL II          CL II         CL II          CL I
 ASSETS
Investments, at value(1),(2)                      $2,202,996    $6,326,918     $18,179,949    $2,848,656   $27,159,777
Dividends receivable                                      --            --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          71             8          21,141           177         4,176
Receivable for share redemptions                      11,880         9,651          14,516         7,615        45,228
----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,214,947     6,336,577      18,215,606     2,856,448    27,209,181
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,657         4,753          14,467         2,113        27,823
    Contract terminations                             10,223         4,898              50         5,502        17,405
Payable for investments purchased                         71             8          21,141           177         4,176
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     11,951         9,659          35,658         7,792        49,404
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,202,996     6,321,596      18,179,948     2,848,492    27,014,114
Net assets applicable to contracts in payment
  period                                                  --         5,148              --            --       145,663
Net assets applicable to seed money                       --           174              --           164            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,202,996    $6,326,918     $18,179,948    $2,848,656   $27,159,777
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                185,750       534,368       1,403,857       236,207     3,635,847
(2) Investments, at cost                          $1,413,271    $4,130,989     $20,128,420    $2,483,334   $26,258,299
----------------------------------------------------------------------------------------------------------------------






See accompanying notes to financial statements.


 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AC VP        CALVERT    COL HI YIELD,   COL MARSICO    COL MARSICO
                                                      VAL,       VS SOCIAL         VS          GRO, VS     INTL OPP, VS
DEC. 31, 2007 (CONTINUED)                            CL II          BAL           CL B           CL A          CL B
 ASSETS
Investments, at value(1),(2)                      $31,158,047   $4,031,389     $6,187,638    $60,711,170    $6,071,581
Dividends receivable                                       --           --             --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        9,538        4,844          1,476         79,680         4,642
Receivable for share redemptions                       25,582        3,067          5,449         47,290         9,129
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       31,193,167    4,039,300      6,194,563     60,838,140     6,085,352
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     23,195        3,067          4,928         47,287         4,337
    Contract terminations                               2,386           --            521              3         4,793
Payable for investments purchased                       9,538        4,844          1,476         79,680         4,642
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      35,119        7,911          6,925        126,970        13,772
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              31,111,819    4,031,389      6,187,638     60,711,170     6,053,370
Net assets applicable to contracts in payment
  period                                               46,229           --             --             --        18,210
Net assets applicable to seed money                        --           --             --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $31,158,048   $4,031,389     $6,187,638    $60,711,170    $6,071,580
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               4,176,682    2,101,871        555,942      2,724,918       240,649
(2) Investments, at cost                          $32,395,624   $3,982,753     $6,221,335    $53,100,208    $5,175,467
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                       CS           CS             CS          DREY VIF      DREY VIF
                                                   COMMODITY      MID-CAP        SM CAP        INTL EQ,      INTL VAL,
DEC. 31, 2007 (CONTINUED)                            RETURN        CORE          CORE I          SERV          SERV
 ASSETS
Investments, at value(1),(2)                       $2,735,323     $348,186    $11,187,685       $250,862      $140,551
Dividends receivable                                       --           --             --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        1,573           46             --             --            --
Receivable for share redemptions                        7,650          262         22,260            362           235
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        2,744,546      348,494     11,209,945        251,224       140,786
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      2,051          262         12,166            214           123
    Contract terminations                               5,600           --         10,094            148           112
Payable for investments purchased                       1,573           46             --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,224          308         22,260            362           235
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               2,735,322      348,186     11,178,608        250,668       140,376
Net assets applicable to contracts in payment
  period                                                   --           --          9,077             --            --
Net assets applicable to seed money                        --           --             --            194           175
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $2,735,322     $348,186    $11,187,685       $250,862      $140,551
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 236,211       23,197        723,186         10,879         8,082
(2) Investments, at cost                           $2,542,008     $273,279    $11,699,351       $225,616      $148,713
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------
                                                       EV VT          EG VA         EG VA        FID VIP       FID VIP
                                                     FLOATING-     FUNDAMENTAL     INTL EQ,    CONTRAFUND,    GRO & INC,
DEC. 31, 2007 (CONTINUED)                             RATE INC    LG CAP, CL 2       CL 2       SERV CL 2      SERV CL
 ASSETS
Investments, at value(1),(2)                        $30,846,358     $3,119,034    $4,281,088   $77,767,454    $6,229,124
Dividends receivable                                    168,173             --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         13,142            315           171        49,441           597
Receivable for share redemptions                         29,136         23,330         3,376        66,410         5,690
------------------------------------------------------------------------------------------------------------------------
Total assets                                         31,056,809      3,142,679     4,284,635    77,883,305     6,235,411
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       24,758          2,379         3,295        60,317         4,603
    Contract terminations                                 4,377         20,951            81         6,092         1,087
Payable for investments purchased                       181,315            315           171        49,441           597
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       210,450         23,645         3,547       115,850         6,287
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             30,846,359      3,118,678     4,280,801    77,767,455     6,214,611
Net assets applicable to contracts in payment
  period                                                     --             --            --            --        14,513
Net assets applicable to seed money                          --            356           287            --            --
------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                    $30,846,359     $3,119,034    $4,281,088   $77,767,455    $6,229,124
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 3,219,870        162,028       255,283     2,832,027       368,587
(2) Investments, at cost                            $32,087,549     $2,717,698    $3,706,424   $88,338,254    $4,983,280
------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------
                                                      FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                                                     GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
DEC. 31, 2007 (CONTINUED)                            SERV CL 2       SERV CL      SERV CL 2      SERV CL      SERV CL 2
 ASSETS
Investments, at value(1),(2)                        $30,036,287    $12,021,242   $91,829,452    $2,847,753   $20,979,400
Dividends receivable                                         --             --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         11,226          1,151        21,063        12,973           956
Receivable for share redemptions                         50,861          8,973       110,625         2,106        17,223
------------------------------------------------------------------------------------------------------------------------
Total assets                                         30,098,374     12,031,366    91,961,140     2,862,832    20,997,579
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       22,480          8,773        69,270         2,107        15,448
    Contract terminations                                28,381            200        41,355            --         1,774
Payable for investments purchased                        11,226          1,151        21,063        12,973           956
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        62,087         10,124       131,688        15,080        18,178
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             29,886,799     12,006,033    91,801,628     2,847,752    20,975,037
Net assets applicable to contracts in payment
  period                                                149,488         15,209        27,824            --         4,364
Net assets applicable to seed money                          --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $30,036,287    $12,021,242   $91,829,452    $2,847,752   $20,979,401
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 1,792,141        334,109     2,577,307       112,916       835,167
(2) Investments, at cost                            $23,492,170    $ 8,339,208   $74,776,156    $2,031,088   $15,235,341
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                 FTVIPT          FTVIPT          FTVIPT          FTVIPT         FTVIPT
                                              FRANK GLOBAL    FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2007 (CONTINUED)                    REAL EST, CL 2     VAL, CL 2      SEC, CL 2       SEC, CL 1      SEC, CL 2
 ASSETS
Investments, at value(1),(2)                   $23,236,906     $21,073,830    $31,126,943     $17,057,288       $779,605
Dividends receivable                                    --              --             --              --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments              32,183           5,549          4,119              --             10
Receivable for share redemptions                    42,313          17,111         25,582          42,278            563
------------------------------------------------------------------------------------------------------------------------
Total assets                                    23,311,402      21,096,490     31,156,644      17,099,566        780,178
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  17,315          15,781         23,487          18,462            563
    Contract terminations                           24,998           1,330          2,095          23,816             --
Payable for investments purchased                   32,183           5,549          4,119              --             10
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   74,496          22,660         29,701          42,278            573
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           23,177,222      21,073,830     31,126,943      16,985,997        779,605
Net assets applicable to contracts in
  payment period                                    59,684              --             --          71,291             --
Net assets applicable to seed money                     --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $23,236,906     $21,073,830    $31,126,943     $17,057,288       $779,605
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              930,593       1,232,388      1,541,701       1,054,872         38,499
(2) Investments, at cost                       $24,318,500     $18,894,372    $27,461,809     $ 8,673,239       $538,807
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                 GS VIT          GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN
                                                 MID CAP       STRUCTD SM     STRUCTD U.S.       GLOBAL          INTL
DEC. 31, 2007 (CONTINUED)                       VAL, INST     CAP EQ, INST      EQ, INST       TECH, SERV     GRO, SERV
 ASSETS
Investments, at value(1),(2)                   $42,946,028        $686,046    $18,569,700      $1,393,389    $19,104,465
Dividends receivable                                    --              --             --              --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments               3,774              26          2,013              60          7,525
Receivable for share redemptions                    33,962          14,787         22,864           1,020         13,923
------------------------------------------------------------------------------------------------------------------------
Total assets                                    42,983,764         700,859     18,594,577       1,394,469     19,125,913
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  31,879             524         13,823           1,020         13,924
    Contract terminations                            2,083          14,264          9,041              --             --
Payable for investments purchased                    3,774              26          2,013              60          7,525
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   37,736          14,814         24,877           1,080         21,449
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           42,898,528         686,045     18,564,561       1,393,389     19,104,464
Net assets applicable to contracts in
  payment period                                    47,500              --          5,139              --             --
Net assets applicable to seed money                     --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                               $42,946,028        $686,045    $18,569,700      $1,393,389    $19,104,464
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            3,063,197          64,057      1,411,071         268,994        296,147
(2) Investments, at cost                       $45,353,118        $749,182    $17,511,507      $1,134,481    $ 9,604,396
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                 JANUS ASPEN    JANUS ASPEN       LAZARD       LM PTNRS      MFS INV
                                                 LG CAP GRO,    MID CAP GRO,   RETIRE INTL    VAR SM CAP    GRO STOCK,
DEC. 31, 2007 (CONTINUED)                            SERV           SERV         EQ, SERV     GRO, CL I      SERV CL
 ASSETS
Investments, at value(1),(2)                     $51,993,239     $1,282,772     $9,176,949      $480,126    $8,181,471
Dividends receivable                                      --             --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                      63,700            151             --            28           183
Receivable for share redemptions                      45,795            944          9,007           374         9,475
----------------------------------------------------------------------------------------------------------------------
Total assets                                      52,102,734      1,283,867      9,185,956       480,528     8,191,129
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    41,148            944          6,890           370         5,900
    Contract terminations                              4,647             --          2,117             4         3,575
Payable for investments purchased                     63,700            151             --            28           183
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    109,495          1,095          9,007           402         9,658
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             51,993,239      1,272,492      9,098,998       479,821     8,181,102
Net assets applicable to contracts in payment
  period                                                  --         10,280         77,862            --            --
Net assets applicable to seed money                       --             --             89           305           369
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $51,993,239     $1,282,772     $9,176,949      $480,126    $8,181,471
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,994,370         32,934        687,412        31,945       707,128
(2) Investments, at cost                         $50,912,256     $  945,203     $7,887,890      $503,524    $6,552,427
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                     MFS            MFS            MFS          NB AMT      NB AMT SOC
                                                   NEW DIS,    TOTAL RETURN,    UTILITIES,      INTL,      RESPONSIVE,
DEC. 31, 2007 (CONTINUED)                          SERV CL        SERV CL        SERV CL         CL S          CL S
 ASSETS
Investments, at value(1),(2)                      $6,046,438     $5,825,801    $18,508,380   $20,384,942      $342,205
Dividends receivable                                      --             --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       5,893            235             91        21,565            --
Receivable for share redemptions                       4,373          4,513         23,515        17,024           279
----------------------------------------------------------------------------------------------------------------------
Total assets                                       6,056,704      5,830,549     18,531,986    20,423,531       342,484
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     4,373          4,380         13,898        16,117           279
    Contract terminations                                 --            133          9,617           908            --
Payable for investments purchased                      5,893            235             91        21,565            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     10,266          4,748         23,606        38,590           279
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              6,046,438      5,825,801     18,508,380    20,384,941       341,841
Net assets applicable to contracts in payment
  period                                                  --             --             --            --            --
Net assets applicable to seed money                       --             --             --            --           364
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $6,046,438     $5,825,801    $18,508,380   $20,384,941      $342,205
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                370,720        271,726        542,609     1,497,791        19,160
(2) Investments, at cost                          $5,275,978     $5,651,358    $13,484,513   $20,775,580      $316,307
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                              OPPEN GLOBAL     OPPEN MAIN    OPPEN STRATEGIC    OPPEN VAL    PIMCO VIT
                                                 SEC VA,     ST SM CAP VA,       BOND VA,          VA,       ALL ASSET,
DEC. 31, 2007 (CONTINUED)                         SERV            SERV             SERV           SERV       ADVISOR CL
 ASSETS
Investments, at value(1),(2)                   $12,036,668     $4,670,609      $125,150,092      $759,164   $57,981,524
Dividends receivable                                    --             --                --            --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  2,290          4,362            92,498           466        39,481
Receivable for share redemptions                    11,709          3,677            99,953           608        46,411
-----------------------------------------------------------------------------------------------------------------------
Total assets                                    12,050,667      4,678,648       125,342,543       760,238    58,067,416
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   9,173          3,677            96,535           608        46,024
    Contract terminations                            2,536             --             3,417            --           386
Payable for investments purchased                    2,290          4,362            92,498           466        39,481
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   13,999          8,039           192,450         1,074        85,891
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           12,036,668      4,670,351       125,110,293       758,913    57,981,525
Net assets applicable to contracts in
  payment period                                        --             --            39,800            --            --
Net assets applicable to seed money                     --            258                --           251            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                               $12,036,668     $4,670,609      $125,150,093      $759,164   $57,981,525
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              331,863        259,047        22,150,459        64,610     4,938,801
(2) Investments, at cost                       $10,966,826     $4,704,078      $117,344,223      $801,750   $58,240,270
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                 PIONEER        PIONEER           PUT VT         PUT VT        PUT VT
                                               EQ INC VCT,      INTL VAL      HLTH SCIENCES,    INTL EQ,      INTL NEW
DEC. 31, 2007 (CONTINUED)                         CL II        VCT, CL II         CL IB           CL IB      OPP, CL IB
 ASSETS
Investments, at value(1),(2)                    $7,328,510       $850,934        $2,612,114    $7,588,051    $2,048,865
Dividends receivable                                    --             --                --            --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  2,226             --               222         1,455           196
Receivable for share redemptions                     5,217            602             4,280        41,641        12,473
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     7,335,953        851,536         2,616,616     7,631,147     2,061,534
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   5,217            602             1,949         5,506         1,491
    Contract terminations                               --             --             2,331        36,134        10,982
Payable for investments purchased                    2,226             --               222         1,455           196
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    7,443            602             4,502        43,095        12,669
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            7,297,309        850,934         2,612,114     7,579,412     2,048,865
Net assets applicable to contracts in
  payment period                                    31,201             --                --         8,560            --
Net assets applicable to seed money                     --             --                --            80            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $7,328,510       $850,934        $2,612,114    $7,588,052    $2,048,865
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              306,761         45,749           194,789       400,214       100,042
(2) Investments, at cost                        $6,115,896       $760,197        $2,353,777    $5,431,771    $1,202,466
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    PUT VT         PUT VT
                                                   NEW OPP,        VISTA,         RVS VP        RVS VP         RVS VP
DEC. 31, 2007 (CONTINUED)                            CL IA          CL IB          BAL         CASH MGMT     CORE BOND
 ASSETS
Investments, at value(1),(2)                      $12,707,019     $2,436,289   $21,112,834    $57,425,174    $5,610,379
Dividends receivable                                       --             --            --         21,066         1,453
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --            501           127        143,491         3,417
Receivable for share redemptions                       25,525          8,469            --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       12,732,544      2,445,259    21,112,961     57,589,731     5,615,249
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     13,696          1,703        20,501         45,977         4,275
    Contract terminations                              11,830          6,766         2,116         30,731           521
Payable for investments purchased                          --            501            --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      25,526          8,970        22,617         76,708         4,796
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              12,691,811      2,436,225    20,766,676     57,492,151     5,606,162
Net assets applicable to contracts in payment
  period                                               15,207             --       323,585         20,872            --
Net assets applicable to seed money                        --             64            83             --         4,291
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $12,707,018     $2,436,289   $21,090,344    $57,513,023    $5,610,453
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 589,653        159,652     1,399,013     57,458,064       567,590
(2) Investments, at cost                          $14,560,173     $2,127,973   $22,573,517    $57,437,028    $5,570,345
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                                                             RVS PTNRS VP      RVS VP
                                                    RVS VP         RVS VP        THDL VP      FUNDAMENTAL      GLOBAL
DEC. 31, 2007 (CONTINUED)                          DIV BOND      DIV EQ INC     EMER MKTS         VAL           BOND
 ASSETS
Investments, at value(1),(2)                     $203,577,686   $141,808,909   $39,632,316    $40,606,182   $72,577,633
Dividends receivable                                   56,923             --            --             --        16,688
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       78,408         54,890        29,833         32,471        37,155
Receivable for share redemptions                           --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      203,713,017    141,863,799    39,662,149     40,638,653    72,631,476
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    162,877        108,711        30,445         32,045        58,058
    Contract terminations                              41,720         14,731         1,411          2,142        10,228
Payable for investments purchased                          --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     204,597        123,442        31,856         34,187        68,286
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             203,331,733    141,700,359    39,607,792     40,604,466    72,534,153
Net assets applicable to contracts in payment
  period                                              176,687         39,998        22,501             --        29,037
Net assets applicable to seed money                        --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $203,508,420   $141,740,357   $39,630,293    $40,604,466   $72,563,190
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              19,381,700      8,729,578     1,762,477      3,624,523     6,411,658
(2) Investments, at cost                         $202,394,801   $124,488,203   $30,125,612    $38,673,347   $69,632,330
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                     RVS VP                         RVS VP
                                                GLOBAL INFLATION      RVS VP       HI YIELD       RVS VP       THDL VP
DEC. 31, 2007 (CONTINUED)                           PROT SEC           GRO           BOND        INC OPP       INTL OPP
 ASSETS
Investments, at value(1),(2)                       $40,734,427     $14,045,321   $47,491,700   $37,308,485   $23,701,347
Dividends receivable                                        --              --        26,418        17,750            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     18,111             386        10,180        25,291           713
Receivable for share redemptions                            --              --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        40,752,538      14,045,707    47,528,298    37,351,526    23,702,060
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      31,942          10,417        38,315        29,452        22,725
    Contract terminations                               22,713          14,582        47,000            66         2,158
Payable for investments purchased                           --              --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       54,655          24,999        85,315        29,518        24,883
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               40,697,883      14,004,640    47,269,227    37,322,008    23,605,575
Net assets applicable to contracts in payment
  period                                                    --          15,897       171,616            --        71,508
Net assets applicable to seed money                         --             171         2,140            --            94
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $40,697,883     $14,020,708   $47,442,983   $37,322,008   $23,677,177
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                3,962,851       1,835,504     7,330,480     3,784,296     1,610,876
(2) Investments, at cost                           $39,222,923     $12,694,400   $49,356,009   $38,489,300   $18,747,224
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                     RVS VP           RVS VP        RVS VP        RVS VP        RVS VP
DEC. 31, 2007 (CONTINUED)                           LG CAP EQ       LG CAP VAL   MID CAP GRO   MID CAP VAL     S&P 500
 ASSETS
Investments, at value(1),(2)                       $58,676,746        $463,875    $9,129,508   $18,299,687   $17,336,866
Dividends receivable                                        --              --            --            --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      6,309             322            78         8,123         1,344
Receivable for share redemptions                            --              --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        58,683,055         464,197     9,129,586    18,307,810    17,338,210
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      53,306             348         8,432        14,368        12,915
    Contract terminations                               45,122              --         8,161         3,530            16
Payable for investments purchased                           --              --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       98,428             348        16,593        17,898        12,931
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               58,229,467         463,536     9,056,726    18,289,912    17,325,126
Net assets applicable to contracts in payment
  period                                               354,704              --        55,922            --            --
Net assets applicable to seed money                        456             313           345            --           153
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $58,584,627        $463,849    $9,112,993   $18,289,912   $17,325,279
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                2,321,946          41,728       710,428     1,253,406     1,763,442
(2) Investments, at cost                           $53,638,146        $490,539    $8,470,395   $16,936,154   $14,036,979
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                    RVS PTNRS      RVS VP        RVS VP      RVS PTNRS       ROYCE
                                                    VP SELECT      SHORT         SM CAP      VP SM CAP     MICRO-CAP,
DEC. 31, 2007 (CONTINUED)                              VAL        DURATION        ADV           VAL        INVEST CL
 ASSETS
Investments, at value(1),(2)                         $872,170   $21,849,635    $5,580,649   $54,348,161    $3,184,972
Dividends receivable                                       --         5,691            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          299         3,793         2,320        47,033            89
Receivable for share redemptions                           --            --            --            --         2,340
---------------------------------------------------------------------------------------------------------------------
Total assets                                          872,469    21,859,119     5,582,969    54,395,194     3,187,401
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        627        16,170         4,180        42,001         2,340
    Contract terminations                                  --        12,928        20,209         8,397            --
Payable for investments purchased                          --            --            --            --            89
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         627        29,098        24,389        50,398         2,429
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 871,519    21,826,802     5,518,994    54,344,796     3,184,972
Net assets applicable to contracts in payment
  period                                                   --            --        39,261            --            --
Net assets applicable to seed money                       323         3,219           325            --            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                     $871,842   $21,830,021    $5,558,580   $54,344,796    $3,184,972
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  81,609     2,135,197       473,037     3,986,665       236,449
(2) Investments, at cost                             $942,784   $21,993,460    $6,003,107   $57,286,724    $2,498,777
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                                  VANK LIT      VANK UIF      VANK UIF
                                                    THIRD AVE    COMSTOCK,    GLOBAL REAL     MID CAP     WANGER INTL
DEC. 31, 2007 (CONTINUED)                              VAL         CL II       EST, CL II    GRO, CL II      SM CAP
 ASSETS
Investments, at value(1),(2)                       $5,966,838   $47,415,142   $10,937,814    $3,216,331   $55,688,278
Dividends receivable                                       --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          942        30,641        10,936         4,621        10,431
Receivable for share redemptions                        4,482        38,117         9,573         4,859        45,864
---------------------------------------------------------------------------------------------------------------------
Total assets                                        5,972,262    47,483,900    10,958,323     3,225,811    55,744,573
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      4,375        36,824         8,499         2,345        42,342
    Contract terminations                                 106         1,293         1,073         2,514         3,522
Payable for investments purchased                         942        30,641        10,936         4,621        10,431
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       5,423        68,758        20,508         9,480        56,295
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               5,966,839    47,415,142    10,937,815     3,216,331    55,670,240
Net assets applicable to contracts in payment
  period                                                   --            --            --            --        18,038
Net assets applicable to seed money                        --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $5,966,839   $47,415,142   $10,937,815    $3,216,331   $55,688,278
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 230,202     3,435,880     1,001,631       221,816     1,264,493
(2) Investments, at cost                           $4,766,785   $47,607,708   $11,426,516    $2,849,572   $38,353,052
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                                    WF ADV       WF ADV
                                                       WANGER      VT ASSET      VT INTL      WF ADV      WF ADV VT
DEC. 31, 2007 (CONTINUED)                            U.S. SM CO      ALLOC        CORE        VT OPP     SM CAP GRO
 ASSETS
Investments, at value(1),(2)                        $65,943,013   $7,108,606   $2,248,606   $3,445,475   $7,400,165
Dividends receivable                                         --           --           --           --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         27,683          155          271          429          742
Receivable for share redemptions                         64,339        5,473        1,594        2,761        7,970
-------------------------------------------------------------------------------------------------------------------
Total assets                                         66,035,035    7,114,234    2,250,471    3,448,665    7,408,877
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       50,095        5,208        1,594        2,536        5,432
    Contract terminations                                14,245          265           --          225        2,538
Payable for investments purchased                        27,683          155          271          429          742
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        92,023        5,628        1,865        3,190        8,712
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             65,905,478    7,108,606    2,211,446    3,444,901    7,400,077
Net assets applicable to contracts in payment
  period                                                 37,534           --       37,160           --           --
Net assets applicable to seed money                          --           --           --          574           88
-------------------------------------------------------------------------------------------------------------------
Total net assets                                    $65,943,012   $7,108,606   $2,248,606   $3,445,475   $7,400,165
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 1,818,616      485,560      217,047      156,399      763,691
(2) Investments, at cost                            $55,980,792   $6,153,909   $1,708,686   $3,174,706   $6,753,247
-------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    17

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                  AIM VI       AIM VI        AIM VI           AIM VI           AIM VI
                                                CAP APPR,     CAP APPR,     CAP DEV,         CAP DEV,         CORE EQ,
YEAR ENDED DEC. 31, 2007                          SER I        SER II         SER I           SER II           SER I
 INVESTMENT INCOME
Dividend income                                 $      --    $        --    $      --        $       --     $   254,199
Variable account expenses                          11,252        107,512       10,065            35,233         332,298
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (11,252)      (107,512)     (10,065)          (35,233)        (78,099)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           396,871      2,199,255      318,902         1,119,386       9,462,467
    Cost of investments sold                      363,472      1,787,925      210,578           825,265       7,575,533
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      33,399        411,330      108,324           294,121       1,886,934
Distributions from capital gains                       --             --       90,228           315,993              --
Net change in unrealized appreciation or
  depreciation of investments                     106,020        956,403      (69,625)         (233,874)         89,245
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    139,419      1,367,733      128,927           376,240       1,976,179
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $128,167     $1,260,221     $118,862        $  341,007      $1,898,080
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                  AIM VI       AIM VI        AIM VI           AIM VI           AIM VI
                                                   DYN,       FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SER I         SER I        SER II           SER II           SER II
 INVESTMENT INCOME
Dividend income                                 $      --      $  20,072    $  12,260        $       --       $  81,005
Variable account expenses                           9,120         12,751        3,685            49,212          88,914
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (9,120)         7,321        8,575           (49,212)         (7,909)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           399,361        809,909       68,624         8,191,899         351,892
    Cost of investments sold                      255,466        727,595       75,018         7,526,671         350,331
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     143,895         82,314       (6,394)          665,228           1,561
Distributions from capital gains                       --         77,437       47,864                --              --
Net change in unrealized appreciation or
  depreciation of investments                     (22,690)      (461,186)    (189,426)          (83,608)       (176,605)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    121,205       (301,435)    (147,956)          581,620        (175,044)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $112,085      $(294,114)   $(139,381)       $  532,408       $(182,953)
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                  AIM VI       AB VPS        AB VPS           AB VPS           AB VPS
                                                  TECH,     GLOBAL TECH,   GRO & INC,       INTL VAL,       LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SER I         CL B          CL B             CL B             CL B
 INVESTMENT INCOME
Dividend income                                 $      --     $       --   $  281,262      $    726,987         $    --
Variable account expenses                          19,383         26,308      200,183           665,253             799
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (19,383)       (26,308)      81,079            61,734            (799)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           784,602      3,545,383    4,929,721         8,242,524          10,294
    Cost of investments sold                      659,559      3,042,608    4,091,420         6,067,971           9,948
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     125,043        502,775      838,301         2,174,553             346
Distributions from capital gains                       --             --    1,156,953         2,724,856              --
Net change in unrealized appreciation or
  depreciation of investments                      47,504        125,541   (1,128,258)       (2,610,889)         11,048
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    172,547        628,316      866,996         2,288,520          11,394
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $153,164     $  602,008   $  948,075       $ 2,350,254         $10,595
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AC VP         AC VP         AC VP          AC VP            AC VP
                                                 INTL,         INTL,     MID CAP VAL,      ULTRA,             VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL I         CL II         CL II          CL II             CL I
 INVESTMENT INCOME
Dividend income                                  $ 13,991   $   31,395    $    96,058   $         --        $  619,978
Variable account expenses                          19,213       54,179         74,904         95,200           426,496
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (5,222)     (22,784)        21,154        (95,200)          193,482
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           438,256    1,415,874        115,896     18,631,851        13,749,254
    Cost of investments sold                      298,767      926,651        120,688     16,811,885        12,054,185
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     139,489      489,223         (4,792)     1,819,966         1,695,069
Distributions from capital gains                       --           --          6,576             --         3,215,016
Net change in unrealized appreciation or
  depreciation of investments                     200,155      453,863     (1,955,618)       312,636        (6,739,040)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    339,644      943,086     (1,953,834)     2,132,602        (1,828,955)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $334,422   $  920,302    $(1,932,680)   $ 2,037,402      $ (1,635,473)
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AC VP      CALVERT VS        COL            COL              COL
                                                  VAL,        SOCIAL       HI YIELD,    MARSICO GRO,   MARSICO INTL OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             CL II          BAL         VS CL B        VS CL A          VS CL B
 INVESTMENT INCOME
Dividend income                                $  494,916    $  98,963     $  330,334    $    30,359      $     17,258
Variable account expenses                         307,476       37,106         59,602        382,028            89,957
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   187,440       61,857        270,732       (351,669)          (72,699)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         6,904,386      584,086      1,363,286      3,899,103        12,977,403
    Cost of investments sold                    6,586,314      527,253      1,335,458      3,425,859        11,404,784
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     318,072       56,833         27,828        473,244         1,572,619
Distributions from capital gains                2,828,038      226,472             --             --           628,030
Net change in unrealized appreciation or
  depreciation of investments                  (5,418,201)    (269,143)      (258,541)     5,921,866          (249,673)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (2,272,091)      14,162       (230,713)     6,395,110         1,950,976
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(2,084,651)   $  76,019     $   40,019     $6,043,441       $ 1,878,277
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   CS           CS            CS          DREY VIF          DREY VIF
                                               COMMODITY      MID-CAP       SM CAP        INTL EQ,         INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             RETURN        CORE         CORE I          SERV              SERV
 INVESTMENT INCOME
Dividend income                               $   300,398    $      --     $       --        $ 1,315          $  1,222
Variable account expenses                          69,802        3,451        185,209          1,484             1,140
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   230,596       (3,451)      (185,209)          (169)               82
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        12,283,257      219,515      6,641,988          9,248             3,416
    Cost of investments sold                   11,915,281      173,088      6,647,918          8,590             3,553
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     367,976       46,427         (5,930)           658              (137)
Distributions from capital gains                       --           --             --             --            10,936
Net change in unrealized appreciation or
  depreciation of investments                     361,230       (1,319)       141,156         20,126           (11,189)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    729,206       45,108        135,226         20,784              (390)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $   959,802     $ 41,657     $  (49,983)       $20,615          $   (308)
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    19

STATEMENTS OF OPERATIONS

                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                    EV VT           EG VA           EG VA          FID VIP         FID VIP
YEAR ENDED DEC. 31, 2007        FLOATING-RATE    FUNDAMENTAL       INTL EQ,      CONTRAFUND,      GRO & INC,
(CONTINUED)                          INC         LG CAP, CL 2        CL 2         SERV CL 2        SERV CL
 INVESTMENT INCOME
Dividend income                   $ 1,778,145      $  27,869      $   94,292     $   542,899      $  108,062
Variable account expenses             267,748         30,196          40,817         571,855          56,438
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                     1,510,397         (2,327)         53,475         (28,956)         51,624
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            11,046,674        858,852       1,228,461      14,906,607       1,438,077
    Cost of investments sold       11,207,355        682,309         996,763      13,715,295       1,175,088
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               (160,681)       176,543         231,698       1,191,312         262,989
Distributions from capital
  gains                                    --        256,680         329,907      18,517,709         272,329
Net change in unrealized
  appreciation or depreciation
  of investments                   (1,253,995)      (198,276)        (32,076)    (10,310,716)         97,085
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     (1,414,676)       234,947         529,529       9,398,305         632,403
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $     95,721      $ 232,620      $  583,004     $ 9,369,349      $  684,027
--------------------------------------------------------------------------------------------------------------


                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                   FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
YEAR ENDED DEC. 31, 2007          GRO & INC,       MID CAP,        MID CAP,       OVERSEAS,       OVERSEAS,
(CONTINUED)                       SERV CL 2        SERV CL        SERV CL 2        SERV CL        SERV CL 2
 INVESTMENT INCOME
Dividend income                    $  447,692     $   87,437     $   419,215        $ 90,125      $  580,669
Variable account expenses             285,499        105,642         757,830          25,526         176,271
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                       162,193        (18,205)       (338,615)         64,599         404,398
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales             7,856,087      2,306,518      11,270,207         753,515       4,255,534
    Cost of investments sold        6,277,343      1,635,516       9,135,335         544,896       3,061,325
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments              1,578,744        671,002       2,134,872         208,619       1,194,209
Distributions from capital
  gains                             1,385,376      1,107,397       7,229,297         197,046       1,275,960
Net change in unrealized
  appreciation or depreciation
  of investments                      267,970       (121,166)      1,796,635         (38,118)         70,814
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      3,232,090      1,657,233      11,160,804         367,547       2,540,983
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       $3,394,283     $1,639,028     $10,822,189        $432,146      $2,945,381
--------------------------------------------------------------------------------------------------------------


                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                 FTVIPT FRANK    FTVIPT FRANK       FTVIPT          FTVIPT          FTVIPT
YEAR ENDED DEC. 31, 2007         GLOBAL REAL        SM CAP      MUTUAL SHARES   TEMP DEV MKTS      TEMP FOR
(CONTINUED)                       EST, CL 2       VAL, CL 2       SEC, CL 2       SEC, CL 1       SEC, CL 2
 INVESTMENT INCOME
Dividend income                  $    830,633     $  162,049      $  436,087      $  483,907        $ 15,208
Variable account expenses             291,281        216,253         273,406         238,791           6,870
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                       539,352        (54,204)        162,681         245,116           8,338
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            12,716,535      5,607,699       5,299,807       8,014,134         320,017
    Cost of investments sold       11,370,835      4,608,573       4,417,533       4,232,583         213,845
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments              1,345,700        999,126         882,274       3,781,551         106,172
Distributions from capital
  gains                             2,425,198      1,666,334       1,067,681       1,451,113          34,688
Net change in unrealized
  appreciation or depreciation
  of investments                  (11,966,980)    (3,342,847)     (1,512,022)       (947,959)        (41,809)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     (8,196,082)      (677,387)        437,933       4,284,705          99,051
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ (7,656,730)   $  (731,591)     $  600,614      $4,529,821        $107,389
--------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                    GS VIT          GS VIT          GS VIT       JANUS ASPEN     JANUS ASPEN
YEAR ENDED DEC. 31, 2007           MID CAP         STRUCTD       STRUCTD U.S.       GLOBAL           INTL
(CONTINUED)                       VAL, INST    SM CAP EQ, INST     EQ, INST       TECH, SERV      GRO, SERV
 INVESTMENT INCOME
Dividend income                  $   346,613      $   2,979      $   207,522       $  4,428       $   74,586
Variable account expenses            432,207          7,327          185,272         11,014          145,873
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                      (85,594)        (4,348)          22,250         (6,586)         (71,287)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales           10,768,978        235,662        4,817,534        412,584        2,235,958
    Cost of investments sold       9,498,961        197,908        3,957,325        360,436        1,137,334
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments             1,270,017         37,754          860,209         52,148        1,098,624
Distributions from capital
  gains                            6,414,035         77,246        1,456,146             --               --
Net change in unrealized
  appreciation or depreciation
  of investments                  (6,213,621)      (251,169)      (2,773,063)       182,279        2,897,519
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     1,470,431       (136,169)        (456,708)       234,427        3,996,143
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ 1,384,837      $(140,517)     $  (434,458)      $227,841       $3,924,856
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                 JANUS ASPEN     JANUS ASPEN        LAZARD         LM PTNRS        MFS INV
PERIOD ENDED DEC. 31, 2007       LG CAP GRO,     MID CAP GRO,    RETIRE INTL      VAR SM CAP      GRO STOCK,
(CONTINUED)                        SERV(1)           SERV          EQ, SERV      GRO, CL I(2)      SERV CL
 INVESTMENT INCOME
Dividend income                   $  138,914       $    824      $   233,099       $     --       $    7,721
Variable account expenses            201,239         10,804           87,836          2,797           75,887
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                      (62,325)        (9,980)         145,263         (2,797)         (68,166)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales              809,336        291,104        2,576,638         50,287        2,494,340
    Cost of investments sold         795,745        231,488        1,933,151         48,803        2,077,485
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments                13,591         59,616          643,487          1,484          416,855
Distributions from capital
  gains                                   --          6,454        1,606,324         32,916               --
Net change in unrealized
  appreciation or depreciation
  of investments                   1,080,983        173,716       (1,473,191)       (23,398)         512,172
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     1,094,574        239,786          776,620         11,002          929,027
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $1,032,249       $229,806      $   921,883       $  8,205       $  860,861
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                     MFS             MFS             MFS                            NB AMT
YEAR ENDED DEC. 31, 2007           NEW DIS,     TOTAL RETURN,     UTILITIES,        NB AMT     SOC RESPONSIVE,
(CONTINUED)                        SERV CL         SERV CL         SERV CL        INTL, CL S         CL S
 INVESTMENT INCOME
Dividend income                   $       --       $110,069       $  137,554     $   334,797       $    60
Variable account expenses             58,505         46,430          150,301         147,514         2,946
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                      (58,505)        63,639          (12,747)        187,283        (2,886)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            1,617,834        645,208        4,538,886       1,388,691        39,110
    Cost of investments sold       1,314,412        611,347        3,362,272       1,199,485        35,905
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               303,422         33,861        1,176,614         189,206         3,205
Distributions from capital
  gains                              498,242        114,734        1,181,030       1,180,600         1,060
Net change in unrealized
  appreciation or depreciation
  of investments                    (592,971)       (81,513)       1,538,896      (1,586,321)       14,497
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       208,693         67,082        3,896,540        (216,515)       18,762
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $  150,188       $130,721       $3,883,793     $   (29,232)      $15,876
--------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    21

STATEMENTS OF OPERATIONS

                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                    OPPEN           OPPEN           OPPEN           OPPEN         PIMCO VIT
YEAR ENDED DEC. 31, 2007          GLOBAL SEC       MAIN ST      STRATEGIC BOND     VAL VA,        ALL ASSET,
(CONTINUED)                        VA, SERV    SM CAP VA, SERV     VA, SERV          SERV         ADVISOR CL
 INVESTMENT INCOME
Dividend income                   $  131,243      $    6,390      $2,143,129       $  2,649      $ 3,830,410
Variable account expenses            106,125          41,481         805,762          4,922          443,029
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                       25,118         (35,091)      1,337,367         (2,273)       3,387,381
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            1,998,881       1,014,892       3,930,189         46,152       10,349,314
    Cost of investments sold       1,771,098         949,092       3,764,221         45,932       10,216,051
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               227,783          65,800         165,968            220          133,263
Distributions from capital
  gains                              548,862         138,195              --         27,258               --
Net change in unrealized
  appreciation or depreciation
  of investments                    (248,835)       (358,639)      5,816,612        (40,209)        (210,237)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       527,810        (154,644)      5,982,580        (12,731)         (76,974)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $  552,928      $ (189,735)     $7,319,947       $(15,004)     $ 3,310,407
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                   PIONEER         PIONEER          PUT VT          PUT VT          PUT VT
YEAR ENDED DEC. 31, 2007         EQ INC VCT,    INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,
(CONTINUED)                         CL II           CL II           CL IB           CL IB           CL IB
 INVESTMENT INCOME
Dividend income                   $  182,899       $  3,358       $  25,344      $   231,002       $ 18,311
Variable account expenses             67,819          9,074          27,082           68,202         18,692
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                      115,080         (5,716)         (1,738)         162,800           (381)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            1,427,683        567,267         907,718        1,535,110        470,975
    Cost of investments sold       1,109,159        512,867         783,399        1,042,894        278,814
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               318,524         54,400         124,319          492,216        192,161
Distributions from capital
  gains                              252,315         11,600              --        1,000,000             --
Net change in unrealized
  appreciation or depreciation
  of investments                    (710,580)        81,867        (142,212)      (1,055,286)        58,830
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      (139,741)       147,867         (17,893)         436,930        250,991
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $  (24,661)      $142,151       $ (19,631)     $   599,730       $250,610
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                    PUT VT          PUT VT
YEAR ENDED DEC. 31, 2007           NEW OPP,         VISTA,          RVS VP          RVS VP          RVS VP
(CONTINUED)                         CL IA           CL IB            BAL          CASH MGMT       CORE BOND
 INVESTMENT INCOME
Dividend income                   $   26,479       $     --       $  662,256     $ 2,335,292      $  174,814
Variable account expenses            191,457         21,978          269,442         465,811          34,851
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                     (164,978)       (21,978)         392,814       1,869,481         139,963
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            5,657,480        461,645        7,139,116      31,456,147       1,046,230
    Cost of investments sold       6,537,307        402,979        7,535,133      31,456,876       1,051,893
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments              (879,827)        58,666         (396,017)           (729)         (5,663)
Distributions from capital
  gains                                   --             --          511,078              --              --
Net change in unrealized
  appreciation or depreciation
  of investments                   1,847,017         46,902         (313,030)        (11,516)         51,313
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       967,190        105,568         (197,969)        (12,245)         45,650
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $  802,212       $ 83,590       $  194,845     $ 1,857,236      $  185,613
--------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                                                                 RVS PTNRS VP
YEAR ENDED DEC. 31, 2007            RVS VP          RVS VP         THDL VP       FUNDAMENTAL        RVS VP
(CONTINUED)                        DIV BOND       DIV EQ INC      EMER MKTS          VAL         GLOBAL BOND
 INVESTMENT INCOME
Dividend income                  $ 7,610,681     $ 2,048,552      $  163,729     $   351,658      $2,019,310
Variable account expenses          1,524,837       1,173,803         255,981         326,611         520,832
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                    6,085,844         874,749         (92,252)         25,047       1,498,478
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales           16,378,958      14,312,981       5,363,073      10,355,018       6,307,595
    Cost of investments sold      16,469,444      11,944,306       4,305,419       9,308,416       6,136,291
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               (90,486)      2,368,675       1,057,654       1,046,602         171,304
Distributions from capital
  gains                                   --       1,608,041       1,161,102          77,561              --
Net change in unrealized
  appreciation or depreciation
  of investments                   1,136,289       3,186,185       6,594,540         (65,347)      2,221,533
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     1,045,803       7,162,901       8,813,296       1,058,816       2,392,837
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ 7,131,647     $ 8,037,650      $8,721,044     $ 1,083,863      $3,891,315
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                    RVS VP
                                    GLOBAL                          RVS VP
YEAR ENDED DEC. 31, 2007          INFLATION         RVS VP         HI YIELD         RVS VP         THDL VP
(CONTINUED)                        PROT SEC          GRO             BOND          INC OPP         INTL OPP
 INVESTMENT INCOME
Dividend income                  $   872,729      $  150,369     $ 3,927,440     $ 2,174,992      $  254,413
Variable account expenses            345,670         129,646         507,245         296,887         291,704
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                      527,059          20,723       3,420,195       1,878,105         (37,291)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales           12,983,252       3,312,339      15,427,133       6,113,082       7,034,393
    Cost of investments sold      13,102,286       2,884,399      15,719,132       6,184,729       5,863,690
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments              (119,034)        427,940        (291,999)        (71,647)      1,170,703
Distributions from capital
  gains                                   --              --              --          69,007              --
Net change in unrealized
  appreciation or depreciation
  of investments                   2,023,793         (97,502)     (2,499,203)     (1,571,481)      1,653,479
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     1,904,759         330,438      (2,791,202)     (1,574,121)      2,824,182
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ 2,431,818      $  351,161     $   628,993     $   303,984      $2,786,891
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                    RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DEC. 31, 2007            LG CAP          LG CAP         MID CAP         MID CAP          RVS VP
(CONTINUED)                           EQ             VAL             GRO             VAL           S&P 500
 INVESTMENT INCOME
Dividend income                  $   882,616       $  7,531       $    5,289     $   170,344      $  297,104
Variable account expenses            732,161          4,923          106,231         214,583         161,391
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                      150,455          2,608         (100,942)        (44,239)        135,713
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales           19,666,405        313,028        3,011,518      19,581,579       3,561,329
    Cost of investments sold      17,674,688        293,626        2,870,955      16,550,601       2,799,976
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments             1,991,717         19,402          140,563       3,030,978         761,353
Distributions from capital
  gains                              387,546         34,735           95,619         219,863         136,832
Net change in unrealized
  appreciation or depreciation
  of investments                    (885,264)       (61,092)       1,010,123           5,526        (274,909)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     1,493,999         (6,955)       1,246,305       3,256,367         623,276
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ 1,644,454       $ (4,347)      $1,145,363     $ 3,212,128      $  758,989
--------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    23

STATEMENTS OF OPERATIONS

                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                     RVS            RVS VP          RVS VP           RVS            ROYCE
YEAR ENDED DEC. 31, 2007           PTNRS VP         SHORT           SM CAP         PTNRS VP       MICRO-CAP,
(CONTINUED)                       SELECT VAL       DURATION          ADV          SM CAP VAL      INVEST CL
 INVESTMENT INCOME
Dividend income                    $ 10,255       $  899,543      $   10,939     $   366,774      $  47,870
Variable account expenses             8,159          188,340          61,456         368,444         29,946
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                       2,096          711,203         (50,517)         (1,670)        17,924
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales             360,296        5,397,785       2,260,057       4,593,503        693,942
    Cost of investments sold        341,203        5,486,655       2,264,392       4,194,673        479,849
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               19,093          (88,870)         (4,335)        398,830        214,093
Distributions from capital
  gains                              92,203               --         389,840         963,280        272,775
Net change in unrealized
  appreciation or depreciation
  of investments                    (78,907)         296,208        (596,272)     (5,853,131)      (395,384)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       32,389          207,338        (210,767)     (4,491,021)        91,484
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       $ 34,485       $  918,541      $ (261,284)    $(4,492,691)     $ 109,408
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                                                   VANK UIF
                                                   VANK LIT      GLOBAL REAL       VANK UIF
YEAR ENDED DEC. 31, 2007          THIRD AVE       COMSTOCK,          EST,        MID CAP GRO,       WANGER
(CONTINUED)                          VAL            CL II           CL II           CL II        INTL SM CAP
 INVESTMENT INCOME
Dividend income                  $   148,722     $   758,977     $   158,122      $       --     $   448,994
Variable account expenses             60,702         446,427         112,418          56,401         483,261
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                       88,020         312,550          45,704         (56,401)        (34,267)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales            1,617,711      17,164,101       6,886,770       9,464,105      10,674,512
    Cost of investments sold       1,089,223      15,880,954       6,366,718       8,356,154       7,274,027
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               528,488       1,283,147         520,052       1,107,951       3,400,485
Distributions from capital
  gains                              428,628       1,053,198          38,109         509,318       4,043,020
Net change in unrealized
  appreciation or depreciation
  of investments                  (1,372,394)     (3,909,563)     (1,897,606)       (175,515)        114,160
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      (415,278)     (1,573,218)     (1,339,445)      1,441,754       7,557,665
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $  (327,258)    $(1,260,668)    $(1,293,741)     $1,385,353     $ 7,523,398
--------------------------------------------------------------------------------------------------------------




                                                         SEGREGATED ASSET SUBACCOUNTS
                               -------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 2007            WANGER        WF ADV VT       WF ADV VT       WF ADV VT       WF ADV VT
(CONTINUED)                       U.S. SM CO     ASSET ALLOC      INTL CORE          OPP          SM CAP GRO
 INVESTMENT INCOME
Dividend income                  $        --       $155,447        $    299       $  22,298       $       --
Variable account expenses            561,176         59,689          19,113          32,585           52,030
--------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net                     (561,176)        95,758         (18,814)        (10,287)         (52,030)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales
  of investments:
    Proceeds from sales           10,950,962        924,871         405,699         722,216        1,051,550
    Cost of investments sold       8,628,393        793,596         300,759         601,328          840,168
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments             2,322,569        131,275         104,940         120,888          211,382
Distributions from capital
  gains                            3,094,118        103,853         163,875         522,523          870,945
Net change in unrealized
  appreciation or depreciation
  of investments                  (2,752,292)       111,188           1,480        (413,268)        (449,052)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     2,664,395        346,316         270,295         230,143          633,275
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ 2,103,219       $442,074        $251,481       $ 219,856       $  581,245
--------------------------------------------------------------------------------------------------------------




   (1) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.


   (2) For the period April 27, 2007 (commencement of operations) to Dec. 31, 2007.



See accompanying notes to financial statements.



 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI       AIM VI        AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2007                                SER I        SER II        SER I       SER II        SER I
 OPERATIONS
Investment income (loss) -- net                      $  (11,252)  $  (107,512)  $  (10,065)  $  (35,233)  $   (78,099)
Net realized gain (loss) on sales of investments         33,399       411,330      108,324      294,121     1,886,934
Distributions from capital gains                             --            --       90,228      315,993            --
Net change in unrealized appreciation or
  depreciation of investments                           106,020       956,403      (69,625)    (233,874)       89,245
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       128,167     1,260,221      118,862      341,007     1,898,080
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               19,581       527,778       51,612      955,999       507,265
Net transfers(1)                                        (77,696)     (769,774)    (229,359)    (547,627)     (736,427)
Transfers for policy loans                                  573           283         (879)        (424)       43,426
Adjustments to net assets allocated to contracts in
  payment period                                             --          (557)          --           --        (8,688)
Contract charges                                           (463)      (35,781)        (339)      (1,603)      (14,276)
Contract terminations:
    Surrender benefits                                 (132,925)     (493,111)     (40,269)    (127,002)   (8,571,899)
    Death benefits                                       (9,191)      (91,413)          --      (58,051)     (132,702)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (200,121)     (862,575)    (219,234)     221,292    (8,913,301)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,324,757    11,762,446    1,237,899    3,310,518    29,289,166
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,252,803   $12,160,092   $1,137,527   $3,872,817   $22,273,945
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,937,632    10,167,677      954,798    2,255,393    15,910,988
Contract purchase payments                               26,916       433,225       36,204      750,847       263,742
Net transfers(1)                                       (116,548)     (615,748)    (162,700)    (320,354)     (382,405)
Transfers for policy loans                                  783          (145)        (637)        (402)       22,640
Contract charges                                           (635)      (27,872)        (242)        (984)       (7,390)
Contract terminations:
    Surrender benefits                                 (186,089)     (393,694)     (29,139)     (78,762)   (4,409,493)
    Death benefits                                      (12,179)      (71,075)          --      (34,550)      (81,657)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,649,880     9,492,368      798,284    2,571,188    11,316,425
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI       AIM VI       AIM VI       AIM VI         AIM VI
                                                        DYN,       FIN SERV,   FIN SERV,    GLOBAL HLTH    INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    SER I        SER I       SER II    CARE, SER II      SER II
 OPERATIONS
Investment income (loss) -- net                      $   (9,120)  $    7,321   $   8,575    $   (49,212)  $    (7,909)
Net realized gain (loss) on sales of investments        143,895       82,314      (6,394)       665,228         1,561
Distributions from capital gains                             --       77,437      47,864             --            --
Net change in unrealized appreciation or
  depreciation of investments                           (22,690)    (461,186)   (189,426)       (83,608)     (176,605)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       112,085     (294,114)   (139,381)       532,408      (182,953)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               10,974       54,523     695,112      3,029,525     6,478,861
Net transfers(1)                                       (151,669)    (429,313)      8,099     (7,099,374)   15,702,153
Transfers for policy loans                               (3,378)      (2,107)         --           (530)       (1,403)
Adjustments to net assets allocated to contracts in
  payment period                                             --           --          --             --            --
Contract charges                                           (390)        (751)        (28)       (14,453)      (32,305)
Contract terminations:
    Surrender benefits                                  (61,978)     (49,669)     (9,592)       (98,198)     (126,714)
    Death benefits                                      (50,113)      (3,011)    (14,905)       (42,631)       (3,541)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (256,554)    (430,328)    678,686     (4,225,661)   22,017,051
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,012,641    1,637,572      68,885      5,979,756       283,325
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  868,172   $  913,130   $ 608,190    $ 2,286,503   $22,117,423
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  799,226    1,168,991      59,553      5,729,917       220,088
Contract purchase payments                                8,157       40,126     644,862      2,704,053     4,710,740
Net transfers(1)                                       (109,674)    (312,958)      7,612     (6,327,556)   10,479,101
Transfers for policy loans                               (2,431)      (1,473)         --           (484)       (1,042)
Contract charges                                           (275)        (556)        (30)       (13,464)      (22,027)
Contract terminations:
    Surrender benefits                                  (44,557)     (36,788)     (8,931)       (90,142)      (83,958)
    Death benefits                                      (34,968)      (2,167)    (16,219)       (36,929)       (2,375)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        615,478      855,175     686,847      1,965,395    15,300,527
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     AIM VI        AB VPS         AB VPS        AB VPS        AB VPS
                                                      TECH,     GLOBAL TECH,    GRO & INC,    INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SER I         CL B           CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                    $  (19,383)   $   (26,308)  $    81,079   $    61,734     $   (799)
Net realized gain (loss) on sales of investments      125,043        502,775       838,301     2,174,553          346
Distributions from capital gains                           --             --     1,156,953     2,724,856           --
Net change in unrealized appreciation or
  depreciation of investments                          47,504        125,541    (1,128,258)   (2,610,889)      11,048
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     153,164        602,008       948,075     2,350,254       10,595
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            122,986      2,110,860     1,726,253    16,496,183      121,982
Net transfers(1)                                     (196,312)    (2,503,692)   (2,804,683)    6,079,854       (1,294)
Transfers for policy loans                               (184)          (336)      (15,116)      (26,720)          --
Adjustments to net assets allocated to contracts
  in payment period                                        --             --            --          (977)          --
Contract charges                                       (5,205)        (5,915)      (10,479)      (97,460)          (3)
Contract terminations:
    Surrender benefits                                (71,780)       (34,693)   (1,086,356)   (3,334,889)        (830)
    Death benefits                                     (5,069)       (22,746)     (133,997)     (346,913)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (155,564)      (456,522)   (2,324,378)   18,769,078      119,855
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,119,610      2,391,740    22,975,727    60,645,403       18,177
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,117,210    $ 2,537,226   $21,599,424   $81,764,735     $148,627
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,507,531      2,041,175    17,407,221    26,215,767       15,314
Contract purchase payments                            134,991      1,629,858     1,371,750    12,070,365      101,352
Net transfers(1)                                     (201,642)    (1,833,570)   (2,056,700)    3,479,655         (992)
Transfers for policy loans                               (198)          (251)      (11,258)      (10,171)          --
Contract charges                                       (5,491)        (4,946)       (7,559)      (45,011)          (2)
Contract terminations:
    Surrender benefits                                (77,018)       (27,150)     (770,184)   (1,285,142)        (378)
    Death benefits                                     (5,162)       (15,543)     (100,020)     (173,736)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,353,011      1,789,573    15,833,250    40,251,727      115,294
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AC VP        AC VP         AC VP          AC VP          AC VP
                                                      INTL,        INTL,     MID CAP VAL,      ULTRA,          VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL I         CL II         CL II          CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $   (5,222)  $  (22,784)   $    21,154   $    (95,200)  $    193,482
Net realized gain (loss) on sales of investments      139,489      489,223         (4,792)     1,819,966      1,695,069
Distributions from capital gains                           --           --          6,576             --      3,215,016
Net change in unrealized appreciation or
  depreciation of investments                         200,155      453,863     (1,955,618)       312,636     (6,739,040)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     334,422      920,302     (1,932,680)     2,037,402     (1,635,473)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             30,787      155,618      6,080,226      5,051,390        538,664
Net transfers(1)                                      (67,385)     347,406     13,814,259    (17,021,317)    (1,547,240)
Transfers for policy loans                             (1,279)      (4,838)          (208)        (1,395)        33,867
Adjustments to net assets allocated to contracts
  in payment period                                        --          (20)            --             --        (18,597)
Contract charges                                         (415)      (2,683)       (27,547)       (31,733)       (12,770)
Contract terminations:
    Surrender benefits                               (106,873)    (553,929)       (77,900)      (111,875)   (11,488,893)
    Death benefits                                    (31,660)    (110,661)        (3,829)       (77,356)      (238,560)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (176,825)    (169,107)    19,785,001    (12,192,286)   (12,733,529)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,045,399    5,575,723        327,627     13,003,540     41,528,779
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,202,996   $6,326,918    $18,179,948   $  2,848,656   $ 27,159,777
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,995,226    3,778,443        280,713     12,682,006     16,509,010
Contract purchase payments                             27,496       97,512      5,018,710      4,543,606        214,947
Net transfers(1)                                      (59,334)     148,833     12,222,881    (14,701,634)      (661,719)
Transfers for policy loans                             (1,147)      (3,296)          (162)        (1,227)        12,862
Contract charges                                         (366)      (1,637)       (26,036)       (30,603)        (4,969)
Contract terminations:
    Surrender benefits                                (95,141)    (300,721)       (70,338)      (103,671)    (4,323,654)
    Death benefits                                    (29,327)     (67,334)        (3,583)       (70,755)      (110,817)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,837,407    3,651,800     17,422,185      2,317,722     11,635,660
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP      CALVERT VS       COL           COL         COL MARSICO
                                                      VAL,        SOCIAL     HI YIELD,    MARSICO GRO,     INTL OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL II          BAL        VS CL B       VS CL A         VS CL B
 OPERATIONS
Investment income (loss) -- net                   $   187,440   $   61,857   $  270,732    $  (351,669)   $    (72,699)
Net realized gain (loss) on sales of investments      318,072       56,833       27,828        473,244       1,572,619
Distributions from capital gains                    2,828,038      226,472           --             --         628,030
Net change in unrealized appreciation or
  depreciation of investments                      (5,418,201)    (269,143)    (258,541)     5,921,866        (249,673)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (2,084,651)      76,019       40,019      6,043,441       1,878,277
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,107,708      139,994    1,210,190     21,959,122       3,717,473
Net transfers(1)                                   (1,821,374)    (117,076)    (616,483)    10,948,208     (10,489,035)
Transfers for policy loans                             (3,047)     (14,104)      (1,780)        (2,464)           (966)
Adjustments to net assets allocated to contracts
  in payment period                                    (4,515)          --           --             --          (1,137)
Contract charges                                      (15,123)      (2,570)      (8,347)      (118,326)        (21,453)
Contract terminations:
    Surrender benefits                             (1,929,170)     (84,588)    (201,671)      (623,396)       (147,092)
    Death benefits                                   (465,687)     (18,761)     (58,735)      (213,010)       (101,976)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,131,208)     (97,105)     323,174     31,950,134      (7,044,186)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    34,373,907    4,052,475    5,824,445     22,717,595      11,237,489
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $31,158,048   $4,031,389   $6,187,638    $60,711,170    $  6,071,580
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             21,607,280    3,695,131    5,435,014     21,576,988      10,130,232
Contract purchase payments                          2,431,867      122,639    1,111,816     18,194,736       3,033,086
Net transfers(1)                                   (1,020,891)     (94,850)    (571,883)     9,630,816      (8,285,948)
Transfers for policy loans                             (1,742)     (12,535)      (1,619)        (2,319)           (750)
Contract charges                                       (9,380)      (2,214)      (7,728)      (101,911)        (19,270)
Contract terminations:
    Surrender benefits                             (1,171,396)     (75,136)    (185,522)      (538,676)       (123,613)
    Death benefits                                   (290,750)     (17,357)     (54,010)      (187,974)        (88,028)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   21,544,988    3,615,678    5,726,068     48,571,660       4,645,709
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                       -------------------------------------------------------------
                                                            CS            CS           CS       DREY VIF    DREY VIF
                                                         COMMODITY     MID-CAP       SM CAP     INTL EQ,   INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                      RETURN         CORE        CORE I       SERV        SERV
 OPERATIONS
Investment income (loss) -- net                        $    230,596   $  (3,451)  $  (185,209)  $   (169)   $     82
Net realized gain (loss) on sales of investments            367,976      46,427        (5,930)       658        (137)
Distributions from capital gains                                 --          --            --         --      10,936
Net change in unrealized appreciation or depreciation
  of investments                                            361,230      (1,319)      141,156     20,126     (11,189)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                959,802      41,657       (49,983)    20,615        (308)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                3,416,724      21,056       377,659    120,933      88,334
Net transfers(1)                                        (10,206,579)   (134,975)   (1,498,023)    39,743       7,745
Transfers for policy loans                                     (314)         31        29,035         --          --
Adjustments to net assets allocated to contracts in
  payment period                                                 --          --        (6,378)        --          --
Contract charges                                            (20,673)       (180)       (5,982)       (36)        (51)
Contract terminations:
    Surrender benefits                                     (154,704)    (52,188)   (5,196,412)      (274)       (169)
    Death benefits                                          (78,474)         --       (69,639)        --          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (7,044,020)   (166,256)   (6,369,740)   160,366      95,859
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           8,819,540     472,785    17,607,408     69,881      45,000
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,735,322   $ 348,186   $11,187,685   $250,862    $140,551
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    9,027,363     557,491    13,914,708     59,787      38,739
Contract purchase payments                                3,382,033      23,066       291,638     95,716      73,500
Net transfers(1)                                         (9,750,325)   (152,458)   (1,155,996)    31,010       6,258
Transfers for policy loans                                     (255)         35        22,703         --          --
Contract charges                                            (20,686)       (197)       (4,628)       (27)        (42)
Contract terminations:
    Surrender benefits                                     (148,280)    (56,420)   (3,984,014)       (65)         --
    Death benefits                                          (77,068)         --       (55,543)        --          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,412,782     371,517     9,028,868    186,421     118,455
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      EV VT          EG VA         EG VA        FID VIP       FID VIP
                                                    FLOATING-     FUNDAMENTAL    INTL EQ,     CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 RATE INC    LG CAP, CL 2      CL 2        SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                    $ 1,510,397    $   (2,327)   $   53,475   $    (28,956)  $    51,624
Net realized gain (loss) on sales of investments      (160,681)      176,543       231,698      1,191,312       262,989
Distributions from capital gains                            --       256,680       329,907     18,517,709       272,329
Net change in unrealized appreciation or
  depreciation of investments                       (1,253,995)     (198,276)      (32,076)   (10,310,716)       97,085
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       95,721       232,620       583,004      9,369,349       684,027
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          13,905,334       153,871       280,668     30,688,669       139,772
Net transfers(1)                                    (3,376,869)     (214,506)     (937,216)    (2,611,049)     (918,842)
Transfers for policy loans                                (843)       (7,583)           --         (6,977)        1,582
Adjustments to net assets allocated to contracts
  in payment period                                         --            --            --             --          (863)
Contract charges                                       (75,687)       (1,433)       (3,420)      (165,492)       (1,616)
Contract terminations:
    Surrender benefits                                (718,234)     (370,410)     (126,727)    (1,111,269)     (241,595)
    Death benefits                                    (246,636)       (2,047)      (58,942)      (342,344)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       9,487,065      (442,108)     (845,637)    26,451,538    (1,021,562)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     21,263,573     3,328,522     4,543,721     41,946,568     6,566,659
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $30,846,359    $3,119,034    $4,281,088   $ 77,767,455   $ 6,229,124
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              20,695,390     2,816,812     3,120,723     39,655,948     6,020,736
Contract purchase payments                          13,424,356       121,158       207,492     25,638,336       119,927
Net transfers(1)                                    (3,255,861)     (180,159)     (586,880)    (1,586,303)     (792,173)
Transfers for policy loans                                (823)       (6,031)           --         (6,115)        1,353
Contract charges                                       (72,824)       (1,102)       (2,156)      (143,665)       (1,399)
Contract terminations:
    Surrender benefits                                (688,107)     (263,049)      (79,693)      (975,956)     (206,292)
    Death benefits                                    (236,100)       (1,726)      (37,126)      (302,297)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    29,866,031     2,485,903     2,622,360     62,279,948     5,142,152
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      FID VIP       FID VIP       FID VIP       FID VIP      FID VIP
                                                     GRO & INC,     MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV CL 2      SERV CL      SERV CL 2      SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $   162,193   $   (18,205)  $  (338,615)  $   64,599   $   404,398
Net realized gain (loss) on sales of investments      1,578,744       671,002     2,134,872      208,619     1,194,209
Distributions from capital gains                      1,385,376     1,107,397     7,229,297      197,046     1,275,960
Net change in unrealized appreciation or
  depreciation of investments                           267,970      (121,166)    1,796,635      (38,118)       70,814
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     3,394,283     1,639,028    10,822,189      432,146     2,945,381
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              928,809       264,366    14,672,358      100,999     1,301,098
Net transfers(1)                                     (4,713,254)   (1,130,693)   (3,040,380)    (167,965)       31,167
Transfers for policy loans                               (5,515)       (7,085)      (18,818)        (619)      (13,062)
Adjustments to net assets allocated to contracts
  in payment period                                      (8,430)       (1,811)       (1,710)          --          (382)
Contract charges                                        (14,094)       (3,047)      (94,680)        (542)       (7,136)
Contract terminations:
    Surrender benefits                               (2,462,638)     (495,155)   (4,545,720)    (346,703)   (1,646,336)
    Death benefits                                     (151,342)      (26,731)     (297,356)          --       (29,824)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (6,426,464)   (1,400,156)    6,673,694     (414,830)     (364,475)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      33,068,468    11,782,370    74,333,569    2,830,436    18,398,495
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $30,036,287   $12,021,242   $91,829,452   $2,847,752   $20,979,401
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               25,535,126     6,194,409    37,996,988    2,274,263    11,138,271
Contract purchase payments                              658,108       127,198    11,157,711       71,287       934,454
Net transfers(1)                                     (3,377,338)     (549,501)     (888,137)    (120,149)       36,001
Transfers for policy loans                               (4,462)       (3,430)       (8,953)        (451)       (7,540)
Contract charges                                        (10,133)       (1,479)      (47,911)        (400)       (3,913)
Contract terminations:
    Surrender benefits                               (1,752,704)     (234,812)   (2,014,466)    (254,361)     (865,638)
    Death benefits                                     (111,960)      (12,668)     (152,906)          --       (16,855)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     20,936,637     5,519,717    46,042,326    1,970,189    11,214,780
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------
                                            FTVIPT                                                  FTVIPT
                                         FRANK GLOBAL         FTVIPT              FTVIPT           TEMP DEV        FTVIPT
                                           REAL EST,    FRANK SM CAP VAL,   MUTUAL SHARES SEC,    MKTS SEC,    TEMP FOR SEC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)         CL 2              CL 2                CL 2              CL 1           CL 2
 OPERATIONS
Investment income (loss) -- net          $    539,352      $   (54,204)         $   162,681      $   245,116     $   8,338
Net realized gain (loss) on sales of
  investments                               1,345,700          999,126              882,274        3,781,551       106,172
Distributions from capital gains            2,425,198        1,666,334            1,067,681        1,451,113        34,688
Net change in unrealized appreciation
  or depreciation of investments          (11,966,980)      (3,342,847)          (1,512,022)        (947,959)      (41,809)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (7,656,730)        (731,591)             600,614        4,529,821       107,389
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                  2,300,029        2,220,171            4,119,682          224,834        19,034
Net transfers(1)                           (9,464,083)      (2,355,716)           1,798,201         (655,055)     (145,476)
Transfers for policy loans                    (13,420)          (9,503)             (10,282)          22,891           140
Adjustments to net assets allocated to
  contracts in payment period                  (3,318)              --                   --           (4,664)           --
Contract charges                              (15,809)          (9,325)             (15,039)          (7,206)          (96)
Contract terminations:
    Surrender benefits                     (2,289,344)      (1,343,009)          (1,871,401)      (6,858,759)      (52,128)
    Death benefits                           (224,377)        (120,139)            (276,184)        (133,649)           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             (9,710,322)      (1,617,521)           3,744,977       (7,411,608)     (178,526)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            40,603,958       23,422,942           26,781,352       19,939,075       850,742
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 23,236,906      $21,073,830          $31,126,943      $17,057,288     $ 779,605
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year     15,867,035       11,113,299           17,584,648       13,247,751       500,362
Contract purchase payments                  1,567,343        1,650,582            3,284,309          136,470        10,720
Net transfers(1)                           (4,437,281)      (1,150,916)           1,198,241         (400,274)      (82,818)
Transfers for policy loans                     (4,927)          (4,213)              (7,009)          13,620            72
Contract charges                               (6,746)          (4,353)              (9,445)          (4,315)          (52)
Contract terminations:
    Surrender benefits                       (948,841)        (609,934)          (1,139,032)      (4,021,432)      (28,134)
    Death benefits                            (94,455)         (58,557)            (180,519)         (91,959)           --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           11,942,128       10,935,908           20,731,193        8,879,861       400,150
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------------------
                                             GS VIT            GS VIT              GS VIT         JANUS ASPEN   JANUS ASPEN
                                          MID CAP VAL,   STRUCTD SM CAP EQ,   STRUCTD U.S. EQ,   GLOBAL TECH,    INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)          INST              INST                INST             SERV           SERV
 OPERATIONS
Investment income (loss) -- net            $   (85,594)      $   (4,348)         $    22,250      $   (6,586)   $   (71,287)
Net realized gain (loss) on sales of
  investments                                1,270,017           37,754              860,209          52,148      1,098,624
Distributions from capital gains             6,414,035           77,246            1,456,146              --             --
Net change in unrealized appreciation or
  depreciation of investments               (6,213,621)        (251,169)          (2,773,063)        182,279      2,897,519
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  1,384,837         (140,517)            (434,458)        227,841      3,924,856
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   1,407,687           42,540              980,251          55,375        357,362
Net transfers(1)                            (6,585,851)        (139,327)          (2,946,889)        117,691      1,577,073
Transfers for policy loans                     (19,242)              --              (12,241)          1,179         (5,827)
Adjustments to net assets allocated to
  contracts in payment period                   (3,235)              --                 (724)             --             --
Contract charges                               (31,941)            (266)             (32,498)           (450)        (5,128)
Contract terminations:
    Surrender benefits                      (2,616,802)         (66,721)            (953,608)        (92,933)      (755,698)
    Death benefits                            (278,335)         (14,264)             (79,782)             --       (143,793)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (8,127,719)        (178,038)          (3,045,491)         80,862      1,023,989
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             49,688,910        1,004,600           22,049,649       1,084,686     14,155,619
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $42,946,028       $  686,045          $18,569,700      $1,393,389    $19,104,464
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      21,390,716          612,415           19,773,123       2,334,486      9,436,384
Contract purchase payments                     585,242           28,445              856,334         114,103        213,288
Net transfers(1)                            (2,727,250)         (83,299)          (2,645,959)        249,196        877,156
Transfers for policy loans                      (8,059)              --              (10,000)          2,391         (3,258)
Contract charges                               (13,363)            (167)             (28,215)           (906)        (2,858)
Contract terminations:
    Surrender benefits                      (1,094,329)         (41,335)            (816,188)       (188,597)      (421,806)
    Death benefits                            (113,301)         (10,559)             (64,206)             --        (77,932)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            18,019,656          505,500           17,064,889       2,510,673     10,020,974
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             JANUS ASPEN    JANUS ASPEN   LAZARD RETIRE       LM PTNRS        MFS INV
                                             LG CAP GRO,   MID CAP GRO,      INTL EQ,     VAR SM CAP GRO,    GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         SERV(2)         SERV            SERV           CL I(3)         SERV CL
 OPERATIONS
Investment income (loss) -- net              $   (62,325)   $   (9,980)    $   145,263        $ (2,797)     $   (68,166)
Net realized gain (loss) on sales of
  investments                                     13,591        59,616         643,487           1,484          416,855
Distributions from capital gains                      --         6,454       1,606,324          32,916               --
Net change in unrealized appreciation or
  depreciation of investments                  1,080,983       173,716      (1,473,191)        (23,398)         512,172
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    1,032,249       229,806         921,883           8,205          860,861
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    15,327,085        37,418         171,073         124,513          367,345
Net transfers(1)                              35,918,504       (62,510)     (1,714,325)        348,735       (1,742,077)
Transfers for policy loans                          (590)       (5,429)          1,076              --           (3,757)
Adjustments to net assets allocated to
  contracts in payment period                         --          (898)         (6,449)             --               --
Contract charges                                 (82,567)         (577)         (3,335)            (33)          (3,397)
Contract terminations:
    Surrender benefits                          (191,404)     (130,471)       (509,416)         (1,294)        (564,072)
    Death benefits                               (10,038)           --         (32,768)             --          (52,276)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                50,960,990      (162,467)     (2,094,144)        471,921       (1,998,234)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --     1,215,433      10,349,210              --        9,318,844
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $51,993,239    $1,282,772     $ 9,176,949        $480,126      $ 8,181,471
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --     2,073,850       7,603,412              --       13,195,108
Contract purchase payments                    14,805,044        57,950         117,684         123,345          433,510
Net transfers(1)                              34,578,974      (106,067)     (1,191,717)        349,404       (2,344,711)
Transfers for policy loans                          (568)       (7,690)            805              --           (5,108)
Contract charges                                 (79,205)         (880)         (2,326)            (33)          (4,403)
Contract terminations:
    Surrender benefits                          (181,963)     (205,193)       (337,615)         (1,241)        (710,863)
    Death benefits                                (9,616)           --         (24,922)             --          (73,115)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              49,112,666     1,811,970       6,165,321         471,475       10,490,418
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    MFS            MFS            MFS          NB AMT          NB AMT
                                                  NEW DIS,    TOTAL RETURN,    UTILITIES,      INTL,      SOC RESPONSIVE,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV CL        SERV CL        SERV CL         CL S            CL S
 OPERATIONS
Investment income (loss) -- net                 $   (58,505)    $   63,639    $   (12,747)  $   187,283       $ (2,886)
Net realized gain (loss) on sales of
  investments                                       303,422         33,861      1,176,614       189,206          3,205
Distributions from capital gains                    498,242        114,734      1,181,030     1,180,600          1,060
Net change in unrealized appreciation or
  depreciation of investments                      (592,971)       (81,513)     1,538,896    (1,586,321)        14,497
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         150,188        130,721      3,883,793       (29,232)        15,876
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          216,530        824,688      1,774,185     9,448,475         43,709
Net transfers(1)                                   (933,570)       682,714       (585,714)      622,310         49,205
Transfers for policy loans                           (6,035)         2,459          1,474        (1,034)            --
Adjustments to net assets allocated to
  contracts in payment period                            --             --             --            --             --
Contract charges                                     (2,650)        (3,081)        (8,001)      (55,097)          (173)
Contract terminations:
    Surrender benefits                             (426,027)      (186,162)      (978,203)     (159,450)        (5,207)
    Death benefits                                       --        (50,448)       (71,713)      (79,299)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,151,752)     1,270,170        132,028     9,775,905         87,534
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   7,048,002      4,424,910     14,492,559    10,638,268        238,795
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 6,046,438     $5,825,801    $18,508,380   $20,384,941       $342,205
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,301,568      3,849,459      7,955,986     9,755,894        203,743
Contract purchase payments                          211,623        722,163      1,212,351     7,624,385         34,901
Net transfers(1)                                   (904,278)       580,365       (112,368)      540,128         40,277
Transfers for policy loans                           (6,324)         2,071            569          (861)            --
Contract charges                                     (2,509)        (2,599)        (3,744)      (48,514)          (138)
Contract terminations:
    Surrender benefits                             (393,015)      (155,437)      (455,432)     (138,461)        (4,083)
    Death benefits                                       --        (41,432)       (35,213)      (67,174)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  6,207,065      4,954,590      8,562,149    17,665,397        274,700
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                      OPPEN           OPPEN           OPPEN         OPPEN     PIMCO VIT
                                                 GLOBAL SEC VA,    MAIN ST SM    STRATEGIC BOND    VAL VA,    ALL ASSET,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SERV        CAP VA, SERV      VA, SERV        SERV      ADVISOR CL
 OPERATIONS
Investment income (loss) -- net                    $    25,118     $  (35,091)    $  1,337,367    $ (2,273)  $ 3,387,381
Net realized gain (loss) on sales of
  investments                                          227,783         65,800          165,968         220       133,263
Distributions from capital gains                       548,862        138,195               --      27,258            --
Net change in unrealized appreciation or
  depreciation of investments                         (248,835)      (358,639)       5,816,612     (40,209)     (210,237)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      552,928       (189,735)       7,319,947     (15,004)    3,310,407
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,764,645        743,354       32,357,806     685,422    27,748,097
Net transfers(1)                                      (340,021)       858,150       34,380,466      39,150    (4,520,853)
Transfers for policy loans                                 971             36            7,487          --        (3,242)
Adjustments to net assets allocated to
  contracts in payment period                               --             --           (4,932)         --            --
Contract charges                                        (4,631)        (1,682)        (182,215)        (29)     (161,765)
Contract terminations:
    Surrender benefits                                (387,200)      (240,853)      (2,741,335)     (8,195)     (546,311)
    Death benefits                                     (75,521)       (63,598)        (676,537)         --      (418,645)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         958,243      1,295,407       63,140,740     716,348    22,097,281
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     10,525,497      3,564,937       54,689,406      57,820    32,573,837
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $12,036,668     $4,670,609     $125,150,093    $759,164   $57,981,525
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               7,586,926      2,781,711       49,884,670      53,875    31,227,407
Contract purchase payments                           1,379,168        600,134       29,211,246     597,600    25,748,569
Net transfers(1)                                      (205,224)       637,493       30,248,746      33,131    (4,110,646)
Transfers for policy loans                                 642             51            6,067          --        (3,047)
Contract charges                                        (3,178)        (1,277)        (158,941)        (26)     (149,531)
Contract terminations:
    Surrender benefits                                (269,058)      (177,246)      (2,382,870)     (6,863)     (506,558)
    Death benefits                                     (50,535)       (46,520)        (605,321)         --      (391,373)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     8,438,741      3,794,346      106,203,597     677,717    51,814,821
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                   PIONEER        PIONEER          PUT VT          PUT VT         PUT VT
                                                 EQ INC VCT,   INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL II          CL II            CL IB          CL IB          CL IB
 OPERATIONS
Investment income (loss) -- net                   $  115,080     $   (5,716)     $   (1,738)    $   162,800     $     (381)
Net realized gain (loss) on sales of
  investments                                        318,524         54,400         124,319         492,216        192,161
Distributions from capital gains                     252,315         11,600              --       1,000,000             --
Net change in unrealized appreciation or
  depreciation of investments                       (710,580)        81,867        (142,212)     (1,055,286)        58,830
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (24,661)       142,151         (19,631)        599,730        250,610
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           208,226          7,212         149,135         185,174         61,388
Net transfers(1)                                    (181,706)      (475,739)       (712,042)       (523,260)      (222,566)
Transfers for policy loans                              (785)            --            (310)          4,019         (7,671)
Adjustments to net assets allocated to
  contracts in payment period                         (1,634)            --              --            (534)            --
Contract charges                                      (4,149)          (386)         (1,849)         (3,782)          (679)
Contract terminations:
    Surrender benefits                              (393,234)       (53,736)       (130,098)       (543,227)      (134,824)
    Death benefits                                  (169,468)            --         (18,152)        (48,285)       (38,793)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (542,750)      (522,649)       (713,316)       (929,895)      (343,145)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    7,895,921      1,231,432       3,345,061       7,918,217      2,141,400
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $7,328,510     $  850,934      $2,612,114     $ 7,588,052     $2,048,865
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             5,346,853      1,222,970       2,895,365       4,788,525      1,999,690
Contract purchase payments                           134,967          6,633         124,314         102,912         52,439
Net transfers(1)                                    (120,803)      (426,554)       (586,096)       (311,821)      (191,361)
Transfers for policy loans                              (605)            --            (279)          2,090         (6,146)
Contract charges                                      (2,659)          (361)         (1,529)         (2,116)          (579)
Contract terminations:
    Surrender benefits                              (237,899)       (50,167)       (104,718)       (290,660)      (115,306)
    Death benefits                                  (116,865)            --         (14,364)        (29,000)       (34,485)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   5,002,989        752,521       2,312,693       4,259,930      1,704,252
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        PUT VT       PUT VT
                                                       NEW OPP,      VISTA,        RVS VP        RVS VP       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    CL IA         CL IB         BAL        CASH MGMT     CORE BOND
 OPERATIONS
Investment income (loss) -- net                      $  (164,978)  $  (21,978)  $   392,814   $ 1,869,481   $  139,963
Net realized gain (loss) on sales of investments        (879,827)      58,666      (396,017)         (729)      (5,663)
Distributions from capital gains                              --           --       511,078            --           --
Net change in unrealized appreciation or
  depreciation of investments                          1,847,017       46,902      (313,030)      (11,516)      51,313
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        802,212       83,590       194,845     1,857,236      185,613
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               423,794       91,429       773,482    19,157,495      321,853
Net transfers(1)                                        (811,177)    (260,368)    2,055,385     2,321,270    2,100,419
Transfers for policy loans                                36,975        1,425        35,863        48,603        1,018
Adjustments to net assets allocated to contracts in
  payment period                                          (3,109)          --       (31,344)       (1,461)          --
Contract charges                                         (10,913)      (1,358)      (12,889)      (23,283)      (1,592)
Contract terminations:
    Surrender benefits                                (4,908,186)    (135,176)   (5,975,617)   (6,981,771)     (65,168)
    Death benefits                                       (63,383)      (6,856)     (230,073)     (250,675)     (25,416)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (5,335,999)    (310,904)   (3,385,193)   14,270,178    2,331,114
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       17,240,805    2,663,603    24,280,692    41,385,609    3,093,726
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $12,707,018   $2,436,289   $21,090,344   $57,513,023   $5,610,453
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                12,653,469    4,058,541    15,339,617    37,748,198    2,959,027
Contract purchase payments                               299,269      131,620       608,450    18,285,264      306,991
Net transfers(1)                                        (572,165)    (400,463)    1,576,569     1,056,781    1,974,320
Transfers for policy loans                                26,230        1,995        19,583        40,991          960
Contract charges                                          (7,705)      (1,990)       (8,258)      (20,807)      (1,498)
Contract terminations:
    Surrender benefits                                (3,448,998)    (170,566)   (3,476,081)   (6,016,021)     (59,097)
    Death benefits                                       (43,831)     (10,357)     (135,015)     (228,723)     (23,944)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,906,269    3,608,780    13,924,865    50,865,683    5,156,759
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                                                              RVS PTNRS VP
                                                     RVS VP         RVS VP        THDL VP      FUNDAMENTAL      RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                DIV BOND      DIV EQ INC     EMER MKTS         VAL       GLOBAL BOND
 OPERATIONS
Investment income (loss) -- net                   $  6,085,844   $    874,749   $   (92,252)   $    25,047   $ 1,498,478
Net realized gain (loss) on sales of investments       (90,486)     2,368,675     1,057,654      1,046,602       171,304
Distributions from capital gains                            --      1,608,041     1,161,102         77,561            --
Net change in unrealized appreciation or
  depreciation of investments                        1,136,289      3,186,185     6,594,540        (65,347)    2,221,533
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    7,131,647      8,037,650     8,721,044      1,083,863     3,891,315
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          64,657,670     32,477,323    10,219,518     20,366,602    20,053,727
Net transfers(1)                                    23,588,366     (1,213,411)    3,307,586     (6,428,058)   12,464,573
Transfers for policy loans                              (8,835)       (30,245)       (1,659)        (2,371)      (15,053)
Adjustments to net assets allocated to contracts
  in payment period                                    (17,988)        (3,074)       (1,302)            --        (2,996)
Contract charges                                      (399,676)      (190,306)      (66,023)      (121,030)     (127,536)
Contract terminations:
    Surrender benefits                             (10,105,767)    (4,948,436)     (687,587)      (414,730)   (3,696,840)
    Death benefits                                  (1,492,950)      (691,252)      (98,908)      (253,455)     (459,808)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      76,220,820     25,400,599    12,671,625     13,146,958    28,216,067
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    120,155,953    108,302,108    18,237,624     26,373,645    40,455,808
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $203,508,420   $141,740,357   $39,630,293    $40,604,466   $72,563,190
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              98,053,506     63,429,084     8,234,414     24,070,246    29,948,472
Contract purchase payments                          60,875,534     25,876,979     6,600,503     17,749,582    18,686,544
Net transfers(1)                                    20,005,180       (542,329)    1,421,808     (5,368,132)    9,996,026
Transfers for policy loans                              (8,037)       (17,073)       (1,141)        (2,101)      (10,543)
Contract charges                                      (332,490)      (110,453)      (26,315)      (107,337)      (97,190)
Contract terminations:
    Surrender benefits                              (7,728,897)    (2,536,518)     (247,287)      (365,927)   (2,591,097)
    Death benefits                                  (1,263,551)      (412,634)      (49,993)      (221,928)     (351,836)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   169,601,245     85,687,056    15,931,989     35,754,403    55,580,376
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                     RVS VP
                                                GLOBAL INFLATION      RVS VP         RVS VP         RVS VP       THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                PROT SEC           GRO       HI YIELD BOND     INC OPP       INTL OPP
 OPERATIONS
Investment income (loss) -- net                    $   527,059     $    20,723    $  3,420,195   $ 1,878,105   $   (37,291)
Net realized gain (loss) on sales of
  investments                                         (119,034)        427,940        (291,999)      (71,647)    1,170,703
Distributions from capital gains                            --              --              --        69,007            --
Net change in unrealized appreciation or
  depreciation of investments                        2,023,793         (97,502)     (2,499,203)   (1,571,481)    1,653,479
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          2,431,818         351,161         628,993       303,984     2,786,891
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          16,512,083       1,940,936       2,351,625    17,249,978       636,677
Net transfers(1)                                    (7,577,744)     (1,450,483)     (4,561,698)   (2,792,886)      345,070
Transfers for policy loans                                 482          (5,973)        (12,090)       (1,826)       14,297
Adjustments to net assets allocated to
  contracts in payment period                               --          (2,501)        (11,807)           --        (9,414)
Contract charges                                      (124,781)        (13,199)        (19,478)     (106,663)       (9,583)
Contract terminations:
    Surrender benefits                                (595,816)       (876,502)     (7,494,773)     (385,524)   (5,858,636)
    Death benefits                                    (444,604)       (106,732)       (465,420)     (303,439)     (108,739)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       7,769,620        (514,454)    (10,213,641)   13,659,640    (4,990,328)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     30,496,445      14,184,001      57,027,631    23,358,384    25,880,614
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $40,697,883     $14,020,708    $ 47,442,983   $37,322,008   $23,677,177
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              29,550,899      21,492,679      39,730,964    21,475,897    19,225,668
Contract purchase payments                          16,046,922       1,947,095       1,947,260    15,975,621       467,204
Net transfers(1)                                    (7,400,539)     (2,015,368)     (3,082,400)   (2,608,668)      247,707
Transfers for policy loans                                 445          (6,124)         (8,156)       (1,678)        8,306
Contract charges                                      (117,652)        (18,801)        (13,388)      (95,927)       (6,796)
Contract terminations:
    Surrender benefits                                (567,471)     (1,119,352)     (4,968,176)     (347,235)   (3,817,360)
    Death benefits                                    (431,887)       (133,457)       (329,547)     (274,525)      (80,025)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    37,080,717      20,146,672      33,276,557    34,123,485    16,044,704
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     RVS VP        RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                LG CAP EQ    LG CAP VAL   MID CAP GRO    MID CAP VAL     S&P 500
 OPERATIONS
Investment income (loss) -- net                   $    150,455    $   2,608   $  (100,942)  $    (44,239)  $   135,713
Net realized gain (loss) on sales of investments     1,991,717       19,402       140,563      3,030,978       761,353
Distributions from capital gains                       387,546       34,735        95,619        219,863       136,832
Net change in unrealized appreciation or
  depreciation of investments                         (885,264)     (61,092)    1,010,123          5,526      (274,909)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,644,454       (4,347)    1,145,363      3,212,128       758,989
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,152,108       62,443       372,017     10,038,646       744,302
Net transfers(1)                                    (5,463,779)    (155,211)     (231,659)   (15,643,552)     (789,070)
Transfers for policy loans                              59,004        1,585         9,992         (1,579)      (10,764)
Adjustments to net assets allocated to contracts
  in payment period                                    (58,188)          --        (7,029)            --            --
Contract charges                                       (84,366)        (289)       (5,445)       (54,917)       (7,851)
Contract terminations:
    Surrender benefits                             (13,199,031)     (18,277)   (1,945,966)      (512,965)   (1,170,481)
    Death benefits                                    (703,187)          --       (21,908)      (126,590)     (113,879)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (17,297,439)    (109,749)   (1,829,998)    (6,300,957)   (1,347,743)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     74,237,612      577,945     9,797,628     21,378,741    17,914,033
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 58,584,627    $ 463,849   $ 9,112,993   $ 18,289,912   $17,325,279
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              61,632,387      459,710     9,349,760     16,798,380    16,818,331
Contract purchase payments                           1,852,221       50,991       313,218      8,243,233       658,455
Net transfers(1)                                    (4,849,971)    (120,447)     (157,335)   (11,029,435)     (738,687)
Transfers for policy loans                              29,698        1,242        10,309         (1,426)      (10,474)
Contract charges                                       (74,325)        (224)       (4,587)       (38,253)       (7,101)
Contract terminations:
    Surrender benefits                              (8,870,501)     (14,104)   (1,808,045)      (355,926)     (969,367)
    Death benefits                                    (583,321)          --       (20,412)       (95,848)     (106,558)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    49,136,188      377,168     7,682,908     13,520,725    15,644,599
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------
                                           RVS PTNRS VP       RVS VP          RVS VP     RVS PTNRS VP   ROYCE MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)        SELECT VAL    SHORT DURATION    SM CAP ADV    SM CAP VAL        INVEST CL
 OPERATIONS
Investment income (loss) -- net              $  2,096       $   711,203    $   (50,517)   $    (1,670)     $   17,924
Net realized gain (loss) on sales of
  investments                                  19,093           (88,870)        (4,335)       398,830         214,093
Distributions from capital gains               92,203                --        389,840        963,280         272,775
Net change in unrealized appreciation or
  depreciation of investments                 (78,907)          296,208       (596,272)    (5,853,131)       (395,384)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    34,485           918,541       (261,284)    (4,492,691)        109,408
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    160,288         1,125,448        229,085     15,055,061          50,979
Net transfers(1)                              (12,174)         (496,510)    (1,582,081)    16,442,162        (425,811)
Transfers for policy loans                     (1,700)           (6,243)           228         (8,771)           (347)
Adjustments to net assets allocated to
  contracts in payment period                      --                --         (3,232)            --              --
Contract charges                                 (437)           (8,765)        (3,343)      (103,925)           (812)
Contract terminations:
    Surrender benefits                        (27,467)       (1,852,042)      (503,268)    (1,252,959)       (157,610)
    Death benefits                             (6,076)         (294,773)       (32,080)      (176,060)         (2,137)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                112,434        (1,532,885)    (1,894,691)    29,955,508        (535,738)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               724,923        22,444,365      7,714,555     28,881,979       3,611,302
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $871,842       $21,830,021    $ 5,558,580    $54,344,796      $3,184,972
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        606,959        19,192,139      5,144,062     16,173,946       1,483,612
Contract purchase payments                    131,575           996,866        155,222     12,522,241          20,070
Net transfers(1)                              (10,654)         (395,793)    (1,024,542)    11,275,630        (171,390)
Transfers for policy loans                     (1,355)           (5,074)           (86)        (4,983)           (138)
Contract charges                                 (343)           (7,455)        (2,167)       (65,321)           (319)
Contract terminations:
    Surrender benefits                        (20,840)       (1,587,639)      (311,417)      (672,939)        (61,266)
    Death benefits                             (4,715)         (246,508)       (22,456)       (99,959)           (839)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              700,627        17,946,536      3,938,616     39,128,615       1,269,730
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                               VANK LIT         VANK UIF         VANK UIF
                                                THIRD AVE      COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,   WANGER INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)               VAL           CL II            CL II            CL II         SM CAP
 OPERATIONS
Investment income (loss) -- net                $    88,020   $    312,550      $    45,704      $   (56,401)  $   (34,267)
Net realized gain (loss) on sales of
  investments                                      528,488      1,283,147          520,052        1,107,951     3,400,485
Distributions from capital gains                   428,628      1,053,198           38,109          509,318     4,043,020
Net change in unrealized appreciation or
  depreciation of investments                   (1,372,394)    (3,909,563)      (1,897,606)        (175,515)      114,160
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (327,258)    (1,260,668)      (1,293,741)       1,385,353     7,523,398
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         104,272     18,837,739        6,392,672        2,585,091     8,851,081
Net transfers(1)                                  (908,237)   (12,186,731)      (4,275,129)      (7,361,647)   (4,760,363)
Transfers for policy loans                           1,079         (5,825)          (1,273)             208        (6,074)
Adjustments to net assets allocated to
  contracts in payment period                           --             --               --               --        (1,188)
Contract charges                                    (1,323)      (152,765)         (34,927)         (15,436)      (62,257)
Contract terminations:
    Surrender benefits                            (318,217)      (902,209)        (205,370)        (102,663)   (2,819,304)
    Death benefits                                 (44,840)      (348,909)        (141,299)         (51,495)     (236,360)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,167,266)     5,241,300        1,734,674       (4,945,942)      965,535
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  7,461,363     43,434,510       10,496,882        6,776,920    47,199,345
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 5,966,839   $ 47,415,142      $10,937,815      $ 3,216,331   $55,688,278
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,083,348     36,137,650        8,515,562        6,540,261    26,910,810
Contract purchase payments                          41,730     16,202,441        4,973,867        2,136,773     6,273,574
Net transfers(1)                                  (363,780)    (9,751,907)      (3,438,820)      (5,942,250)   (2,636,626)
Transfers for policy loans                             429         (4,644)            (933)             226        (3,608)
Contract charges                                      (530)      (124,313)         (27,946)         (14,373)      (31,849)
Contract terminations:
    Surrender benefits                            (129,244)      (730,242)        (163,515)         (90,916)   (1,313,096)
    Death benefits                                 (18,377)      (284,039)        (112,418)         (44,327)     (127,430)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,613,576     41,444,946        9,745,797        2,585,394    29,071,775
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
                                                     WANGER      WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)               U.S. SM CO   ASSET ALLOC    INTL CORE       OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                   $  (561,176)   $   95,758   $  (18,814)  $  (10,287)  $  (52,030)
Net realized gain (loss) on sales of investments    2,322,569       131,275      104,940      120,888      211,382
Distributions from capital gains                    3,094,118       103,853      163,875      522,523      870,945
Net change in unrealized appreciation or
  depreciation of investments                      (2,752,292)      111,188        1,480     (413,268)    (449,052)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,103,219       442,074      251,481      219,856      581,245
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          8,321,802       200,105       36,215      187,842    1,228,672
Net transfers(1)                                    2,034,633       537,270     (100,013)    (485,199)   1,624,247
Transfers for policy loans                            (27,442)      (17,343)        (227)         100        1,000
Adjustments to net assets allocated to contracts
  in payment period                                    (3,453)           --       (1,816)          --           --
Contract charges                                      (56,558)       (4,343)        (569)      (1,373)      (2,147)
Contract terminations:
    Surrender benefits                             (3,556,674)     (461,181)    (149,433)    (139,757)    (337,065)
    Death benefits                                   (341,825)     (154,988)      (1,358)        (225)     (56,783)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      6,370,483        99,520     (217,201)    (438,612)   2,457,924
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    57,469,310     6,567,012    2,214,326    3,664,231    4,360,996
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $65,943,012    $7,108,606   $2,248,606   $3,445,475   $7,400,165
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             31,695,344     5,081,043    1,689,379    2,682,621    3,509,379
Contract purchase payments                          6,416,486       147,057       25,907      142,984      926,211
Net transfers(1)                                    2,234,073       410,994      (71,586)    (329,121)   1,202,157
Transfers for policy loans                            (14,302)      (12,529)        (184)          51          798
Contract charges                                      (32,486)       (3,183)        (399)        (920)      (1,536)
Contract terminations:
    Surrender benefits                             (1,815,700)     (334,163)    (104,381)     (89,833)    (225,904)
    Death benefits                                   (178,549)     (118,167)        (952)        (158)     (42,177)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   38,304,866     5,171,052    1,537,784    2,405,624    5,368,928
------------------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.
  (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.
  (3) For the period April 27, 2007 (commencement of operations) to Dec. 31,
      2007.

See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI       AIM VI        AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2006                                SER I        SER II        SER I       SER II         SER I
 OPERATIONS
Investment income (loss) -- net                      $  (10,602)  $  (119,403)  $  (10,399)  $  (25,123)  $   (244,188)
Net realized gain (loss) on sales of investments           (337)      277,307      102,009      167,896        865,899
Distributions from capital gains                             --            --       21,536       57,281             --
Net change in unrealized appreciation or
  depreciation of investments                            79,682       235,970       72,245      206,564      3,875,621
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        68,743       393,874      185,391      406,618      4,497,332
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               27,116     1,502,709       34,330      528,493        675,879
Net transfers(1)                                        (75,087)   (3,242,650)    (200,512)      (5,793)    (1,444,425)
Transfers for policy loans                                 (505)         (288)         230          459         51,892
Adjustments to net assets allocated to contracts in
  payout period                                              --          (517)          --           --        (11,895)
Contract charges                                           (599)      (30,470)        (470)      (1,496)       (17,402)
Contract terminations:
    Surrender benefits                                  (46,183)     (475,354)     (57,548)    (109,668)    (9,234,154)
    Death benefits                                      (18,606)      (46,942)      (7,397)     (25,981)      (349,193)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (113,864)   (2,293,512)    (231,367)     386,014    (10,329,298)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,369,878    13,662,084    1,283,875    2,517,886     35,121,132
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,324,757   $11,762,446   $1,237,899   $3,310,518   $ 29,289,166
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,111,102    12,337,189    1,145,135    1,938,078     22,011,298
Contract purchase payments                               40,829     1,325,740       27,854      413,225        398,675
Net transfers(1)                                       (115,799)   (3,007,294)    (165,023)       3,352       (866,911)
Transfers for policy loans                                 (671)         (302)         201          311         31,227
Contract charges                                           (896)      (26,417)        (389)      (1,055)       (10,315)
Contract terminations:
    Surrender benefits                                  (69,763)     (419,360)     (47,026)     (79,134)    (5,442,018)
    Death benefits                                      (27,170)      (41,879)      (5,954)     (19,384)      (210,968)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,937,632    10,167,677      954,798    2,255,393     15,910,988
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------
                                                        AIM VI       AIM VI       AIM VI         AIM VI         AIM VI
                                                         DYN,       FIN SERV,   FIN SERV,     GLOBAL HLTH     INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   SER I        SER I     SER II(2)   CARE, SER II(3)     SER II
 OPERATIONS
Investment income (loss) -- net                       $   (9,053)  $   10,443    $   763       $  (18,320)     $  1,585
Net realized gain (loss) on sales of investments          82,292       89,446        197            8,049           208
Distributions from capital gains                              --        8,978        347               --            --
Net change in unrealized appreciation or
  depreciation of investments                             76,554       91,662      3,093          289,465        22,642
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             149,793      200,529      4,400          279,194        24,435
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                19,112      145,660     65,727        3,101,097       230,840
Net transfers(1)                                        (154,247)      54,167      2,123        2,643,064        29,546
Transfers for policy loans                                (2,521)      (2,197)        --             (249)           --
Adjustments to net assets allocated to contracts in
  payout period                                               --           --         --               --            --
Contract charges                                            (391)        (739)        --           (2,742)          (13)
Contract terminations:
    Surrender benefits                                   (44,260)     (30,418)    (3,365)         (33,085)       (1,993)
    Death benefits                                       (61,486)          --         --           (7,523)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (243,793)     166,473     64,485        5,700,562       258,380
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,106,641    1,270,570         --               --           510
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,012,641   $1,637,572    $68,885       $5,979,756      $283,325
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,004,393    1,060,858         --               --            --
Contract purchase payments                                16,087      117,880     60,474        3,008,939       197,721
Net transfers(1)                                        (130,636)      16,997      1,939        2,762,887        23,510
Transfers for policy loans                                (2,236)      (1,826)        --             (247)           --
Contract charges                                            (323)        (588)        --           (2,703)          (10)
Contract terminations:
    Surrender benefits                                   (36,063)     (24,330)    (2,860)         (31,482)       (1,133)
    Death benefits                                       (51,996)          --         --           (7,477)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         799,226    1,168,991     59,553        5,729,917       220,088
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     AIM VI        AB VPS         AB VPS        AB VPS        AB VPS
                                                      TECH,     GLOBAL TECH,    GRO & INC,    INTL VAL,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                SER I         CL B           CL B          CL B        CL B(2)
 OPERATIONS
Investment income (loss) -- net                    $  (20,943)   $  (11,205)   $    66,813   $   164,463     $    (7)
Net realized gain (loss) on sales of investments       43,773       (29,655)       574,096       897,439          --
Distributions from capital gains                           --            --      1,126,475       799,401          --
Net change in unrealized appreciation or
  depreciation of investments                         103,884       142,352      1,438,056    11,292,692         180
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     126,714       101,492      3,205,440    13,153,995         173
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            244,289     2,155,409      1,970,684    13,326,747      18,007
Net transfers(1)                                     (491,469)     (131,533)    (2,376,672)    4,175,889          (3)
Transfers for policy loans                             (2,246)         (910)           672       (20,747)         --
Adjustments to net assets allocated to contracts
  in payout period                                         --            --             --          (833)         --
Contract charges                                       (4,678)       (1,099)       (10,359)      (31,052)         --
Contract terminations:
    Surrender benefits                                (86,202)      (16,402)      (900,472)   (1,565,892)         --
    Death benefits                                    (33,225)       (2,112)       (70,232)     (177,779)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (373,531)    2,003,353     (1,386,379)   15,706,333      18,004
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,366,427       286,895     21,156,666    31,785,075          --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,119,610    $2,391,740    $22,975,727   $60,645,403     $18,177
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,996,701       270,493     18,544,899    16,717,077          --
Contract purchase payments                            291,383     1,943,628      1,686,952     8,276,824      15,314
Net transfers(1)                                     (622,699)     (154,922)    (2,014,218)    2,030,232          --
Transfers for policy loans                             (3,133)         (897)           380       (11,573)         --
Contract charges                                       (5,370)         (994)        (8,544)      (13,296)         --
Contract terminations:
    Surrender benefits                               (106,441)      (14,164)      (742,435)     (699,548)         --
    Death benefits                                    (42,910)       (1,969)       (59,813)      (83,949)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,507,531     2,041,175     17,407,221    26,215,767      15,314
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AC VP        AC VP         AC VP         AC VP          AC VP
                                                      INTL,        INTL,     MID CAP VAL,      ULTRA,         VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                CL I         CL II       CL II(2)        CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $   15,534   $   26,184     $    741     $   (65,640)  $    120,163
Net realized gain (loss) on sales of investments       92,766      269,661           21        (237,163)     1,596,823
Distributions from capital gains                           --           --        6,663              --      4,130,301
Net change in unrealized appreciation or
  depreciation of investments                         321,323      772,291        7,147          80,254        990,451
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     429,623    1,068,136       14,572        (222,549)     6,837,738
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             41,021      470,519      307,419      12,049,582        763,206
Net transfers(1)                                     (282,829)    (354,392)       5,865        (564,368)      (226,332)
Transfers for policy loans                                176       (4,147)          --            (562)        31,708
Adjustments to net assets allocated to contracts
  in payout period                                         --           --           --              --        (18,703)
Contract charges                                         (476)      (2,281)          --          (5,955)       (16,230)
Contract terminations:
    Surrender benefits                                (48,209)    (175,557)        (229)        (52,676)   (12,733,381)
    Death benefits                                     (9,321)     (27,593)          --         (16,207)      (406,578)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (299,638)     (93,451)     313,055      11,409,814    (12,606,310)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,915,414    4,601,038           --       1,816,275     47,297,351
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,045,399   $5,575,723     $327,627     $13,003,540   $ 41,528,779
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,315,085    3,833,802           --       1,753,919     21,842,491
Contract purchase payments                             45,173      366,206      275,469      11,739,058        340,538
Net transfers(1)                                     (301,145)    (265,076)       5,244        (735,004)      (138,571)
Transfers for policy loans                                197       (3,115)          --            (563)        13,527
Contract charges                                         (518)      (1,671)          --          (6,096)        (7,054)
Contract terminations:
    Surrender benefits                                (52,856)    (130,642)          --         (52,744)    (5,362,261)
    Death benefits                                    (10,710)     (21,061)          --         (16,564)      (179,660)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,995,226    3,778,443      280,713      12,682,006     16,509,010
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP        CALVERT         COL            COL       COL MARSICO
                                                      VAL,       VS SOCIAL   HI YIELD, VS   MARSICO GRO,    INTL OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               CL II          BAL         CL B(4)      VS CL A(3)     VS CL B(3)
 OPERATIONS
Investment income (loss) -- net                   $    98,814   $   59,756    $   98,077     $   (69,241)  $   (13,156)
Net realized gain (loss) on sales of investments      193,955       49,616        (2,084)         17,419        14,488
Distributions from capital gains                    2,630,309       69,958        46,567              --       207,175
Net change in unrealized appreciation or
  depreciation of investments                       2,115,343      112,089       224,844       1,689,096     1,145,787
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   5,038,421      291,419       367,404       1,637,274     1,354,294
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,346,659      985,050     1,060,879      10,801,565     5,221,999
Net transfers(1)                                   (1,319,106)    (271,605)    4,494,878      10,434,114     4,705,905
Transfers for policy loans                            (21,524)       1,730          (439)         (7,817)          (85)
Adjustments to net assets allocated to contracts
  in payout period                                     (4,185)          --            --              --          (498)
Contract charges                                      (12,962)      (1,563)       (6,656)         (8,602)       (4,131)
Contract terminations:
    Surrender benefits                             (1,348,510)    (169,392)      (73,302)        (69,883)      (27,589)
    Death benefits                                   (233,606)          --       (18,319)        (69,056)      (12,406)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        406,766      544,220     5,457,041      21,080,321     9,883,195
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    28,928,720    3,216,836            --              --            --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $34,373,907   $4,052,475    $5,824,445     $22,717,595   $11,237,489
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             21,143,872    3,157,778            --              --            --
Contract purchase payments                          2,483,779      929,990     1,041,665      10,557,704     5,059,088
Net transfers(1)                                     (909,589)    (223,199)    4,488,684      11,177,379     5,114,364
Transfers for policy loans                            (14,837)       1,691          (445)         (7,625)          (73)
Contract charges                                       (8,893)      (1,503)       (6,431)         (8,725)       (4,147)
Contract terminations:
    Surrender benefits                               (923,979)    (169,626)      (70,880)        (70,308)      (26,561)
    Death benefits                                   (163,073)          --       (17,579)        (71,437)      (12,439)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   21,607,280    3,695,131     5,435,014      21,576,988    10,130,232
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                                                                   DREY VIF    DREY VIF
                                                       CS                CS              CS        INTL EQ,   INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)        COMMODITY RETURN(3)   MID-CAP CORE   SM CAP CORE I    SERV(2)    SERV(2)
 OPERATIONS
Investment income (loss) -- net                    $  106,793         $  (4,394)    $  (275,937)    $  (188)   $  (110)
Net realized gain (loss) on sales of
  investments                                          (1,680)           19,721        (408,891)         11          8
Distributions from capital gains                           --                --              --          --         --
Net change in unrealized appreciation or
  depreciation of investments                        (167,915)          (10,626)      1,504,448       5,120      3,027
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (62,802)            4,701         819,620       4,943      2,925
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,478,895            12,786         421,018      51,694     32,577
Net transfers(1)                                    4,441,816           (84,159)     (1,189,537)     13,402      9,657
Transfers for policy loans                               (116)                1          26,717          --         --
Adjustments to net assets allocated to
  contracts in payout period                               --                --          (8,538)         --         --
Contract charges                                       (3,874)             (235)         (8,819)         --         --
Contract terminations:
    Surrender benefits                                (23,602)          (27,638)     (6,884,638)       (158)      (159)
    Death benefits                                    (10,777)               --        (339,872)         --         --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      8,882,342           (99,245)     (7,983,669)     64,938     42,075
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --           567,329      24,771,457          --         --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $8,819,540         $ 472,785     $17,607,408     $69,881    $45,000
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --           676,045      20,253,792          --         --
Contract purchase payments                          4,525,931            15,146         330,878      47,554     29,956
Net transfers(1)                                    4,540,227          (100,584)       (945,996)     12,233      8,783
Transfers for policy loans                               (101)                1          21,555          --         --
Contract charges                                       (4,007)             (276)         (6,984)         --         --
Contract terminations:
    Surrender benefits                                (23,445)          (32,841)     (5,463,530)         --         --
    Death benefits                                    (11,242)               --        (275,007)         --         --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    9,027,363           557,491      13,914,708      59,787     38,739
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      EV VT           EG VA         EG VA        FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL    INTL EQ,     CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                INC(3)      LG CAP, CL 2      CL 2      SERV CL 2(3)     SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   395,657     $    3,584    $  106,936    $   119,314   $   (1,347)
Net realized gain (loss) on sales of investments          (513)       120,631        77,901         22,868      141,287
Distributions from capital gains                            --         52,434       212,584      2,963,516      174,077
Net change in unrealized appreciation or
  depreciation of investments                           12,804        166,763       349,172       (260,084)     418,624
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      407,948        343,412       746,593      2,845,614      732,641
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,731,541        234,072     1,198,961     19,059,826      136,499
Net transfers(1)                                    11,340,676       (125,641)     (279,370)    20,240,467     (772,771)
Transfers for policy loans                              (2,895)            70            --         (4,502)      (2,551)
Adjustments to net assets allocated to contracts
  in payout period                                          --             --            --             --         (778)
Contract charges                                        (8,439)        (1,454)       (2,267)       (15,829)      (1,934)
Contract terminations:
    Surrender benefits                                (184,517)      (261,549)      (59,903)      (135,293)    (184,287)
    Death benefits                                     (20,741)        (1,625)       (5,290)       (43,715)     (33,141)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      20,855,625       (156,127)      852,131     39,100,954     (858,963)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --      3,141,237     2,944,997             --    6,692,981
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $21,263,573     $3,328,522    $4,543,721    $41,946,568   $6,566,659
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --      2,970,356     2,434,636             --    6,875,620
Contract purchase payments                           9,627,312        213,353       950,423     18,494,762      133,743
Net transfers(1)                                    11,264,458       (137,991)     (213,877)    21,356,788     (768,542)
Transfers for policy loans                              (2,853)            48            --         (4,242)      (2,630)
Contract charges                                        (8,273)        (1,276)       (1,673)       (15,746)      (1,911)
Contract terminations:
    Surrender benefits                                (164,921)      (226,095)      (44,799)      (132,223)    (182,119)
    Death benefits                                     (20,333)        (1,583)       (3,987)       (43,391)     (33,425)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    20,695,390      2,816,812     3,120,723     39,655,948    6,020,736
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      FID VIP       FID VIP       FID VIP       FID VIP      FID VIP
                                                     GRO & INC,     MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SERV CL 2      SERV CL      SERV CL 2      SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $   (59,451)  $   (73,046)  $  (489,003)  $   (3,028)  $   (31,026)
Net realized gain (loss) on sales of investments        688,023       694,095     1,400,224      115,489       732,108
Distributions from capital gains                        838,075     1,444,773     7,441,418       14,822       100,498
Net change in unrealized appreciation or
  depreciation of investments                         2,143,025      (764,883)   (1,587,350)     278,434     1,785,989
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     3,609,672     1,300,939     6,765,289      405,717     2,587,569
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,075,428       409,137    16,515,557       38,364     1,790,830
Net transfers(1)                                     (3,266,019)   (1,074,913)   (3,724,410)     103,490      (879,254)
Transfers for policy loans                               (8,924)       (9,903)      (21,283)       1,899        (3,051)
Adjustments to net assets allocated to contracts
  in payout period                                       (7,642)       (1,687)       (1,535)          --          (334)
Contract charges                                        (14,840)       (3,546)      (39,745)        (607)       (5,908)
Contract terminations:
    Surrender benefits                               (1,167,914)     (421,714)   (2,782,726)     (91,678)     (674,842)
    Death benefits                                      (71,946)      (64,376)     (337,048)      (4,191)      (42,835)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,461,857)   (1,167,002)    9,608,810       47,277       184,606
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      31,920,653    11,648,433    57,959,470    2,377,442    15,626,320
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $33,068,468   $11,782,370   $74,333,569   $2,830,436   $18,398,495
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               27,566,341     6,836,716    31,182,191    2,233,110    10,917,505
Contract purchase payments                            1,712,056       224,537    10,273,783       34,062     1,290,059
Net transfers(1)                                     (2,706,059)     (590,156)   (1,862,750)      91,815      (589,158)
Transfers for policy loans                               (6,595)       (5,616)      (12,838)       1,752        (2,170)
Contract charges                                        (12,168)       (1,952)      (19,801)        (535)       (3,840)
Contract terminations:
    Surrender benefits                                 (959,041)     (232,098)   (1,393,240)     (82,215)     (445,260)
    Death benefits                                      (59,408)      (37,022)     (170,357)      (3,726)      (28,865)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     25,535,126     6,194,409    37,996,988    2,274,263    11,138,271
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------
                                              FTVIPT FRANK   FTVIPT FRANK       FTVIPT          FTVIPT        FTVIPT
                                               GLOBAL REAL    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)            EST, CL 2        CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                $   468,894    $   (50,494)   $    92,115     $        23    $    3,021
Net realized gain (loss) on sales of
  investments                                    1,703,151        713,259        357,245       3,130,413       116,873
Distributions from capital gains                 3,122,029        763,048        719,539              --            --
Net change in unrealized appreciation or
  depreciation of investments                    1,436,151      1,650,411      2,429,260       1,770,033        49,338
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      6,730,225      3,076,224      3,598,159       4,900,469       169,232
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       5,871,437      3,081,677      4,109,842         317,762        11,795
Net transfers(1)                                (7,404,055)      (186,232)     2,552,287         823,502      (363,834)
Transfers for policy loans                          (8,870)       (12,469)       (10,341)         24,902            --
Adjustments to net assets allocated to
  contracts in payout period                        (3,277)            --             --          (6,569)           --
Contract charges                                   (16,156)        (7,938)        (9,493)         (8,221)         (147)
Contract terminations:
    Surrender benefits                          (1,915,512)      (879,849)      (814,457)     (7,799,118)      (15,288)
    Death benefits                                (280,003)      (112,663)       (38,690)        (75,207)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (3,756,436)     1,882,526      5,789,148      (6,722,949)     (367,474)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 37,630,169     18,464,192     17,394,045      21,761,555     1,048,984
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $40,603,958    $23,422,942    $26,781,352     $19,939,075    $  850,742
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          17,090,977      9,779,298     13,183,895      18,350,123       742,736
Contract purchase payments                       2,986,440      1,838,631      3,150,714         242,943         7,712
Net transfers(1)                                (3,269,648)       (14,309)     1,864,676         622,277      (239,883)
Transfers for policy loans                          (3,868)        (5,956)        (7,304)         19,323            --
Contract charges                                    (6,940)        (3,887)        (6,603)         (6,267)          (94)
Contract terminations:
    Surrender benefits                            (807,565)      (426,252)      (574,148)     (5,923,311)      (10,109)
    Death benefits                                (122,361)       (54,226)       (26,582)        (57,337)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                15,867,035     11,113,299     17,584,648      13,247,751       500,362
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                               GS VIT          GS VIT            GS VIT         JANUS ASPEN   JANUS ASPEN
                                            MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S. EQ,   GLOBAL TECH,    INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            INST          EQ, INST            INST             SERV           SERV
 OPERATIONS
Investment income (loss) -- net              $     9,740     $   (2,743)       $    35,881      $  (10,474)   $   122,918
Net realized gain (loss) on sales of
  investments                                  1,109,603         40,120            656,013            (991)       752,036
Distributions from capital gains               4,957,674         70,684                 --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    369,990         (3,080)         1,644,718          53,507      3,569,240
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    6,447,007        104,981          2,336,612          42,042      4,444,194
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    10,337,635         14,415          2,342,713          38,445        270,676
Net transfers(1)                              (9,695,494)      (113,743)        (2,720,296)         17,218        656,978
Transfers for policy loans                       (14,131)            --             (5,122)         (3,758)       (11,809)
Adjustments to net assets allocated to
  contracts in payout period                      (2,950)            --               (700)             --             --
Contract charges                                 (27,857)          (345)           (28,975)           (469)        (4,237)
Contract terminations:
    Surrender benefits                        (1,758,155)       (42,816)          (674,042)        (64,126)      (523,354)
    Death benefits                              (184,573)            --           (165,053)         (5,411)       (57,090)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (1,345,525)      (142,489)        (1,251,475)        (18,101)       331,164
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               44,587,428      1,042,108         20,964,512       1,060,745      9,380,261
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $49,688,910     $1,004,600        $22,049,649      $1,084,686    $14,155,619
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        22,120,503        706,829         21,018,279       2,442,822      9,115,206
Contract purchase payments                     5,055,914          9,144          2,240,667          91,245        274,396
Net transfers(1)                              (4,868,953)       (76,122)        (2,647,487)        (84,764)       499,191
Transfers for policy loans                        (6,255)            --             (5,160)         (9,422)        (9,037)
Contract charges                                 (12,953)          (218)           (25,775)         (1,059)        (3,278)
Contract terminations:
    Surrender benefits                          (812,174)       (27,218)          (641,669)        (91,998)      (401,770)
    Death benefits                               (85,366)            --           (165,732)        (12,338)       (38,324)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              21,390,716        612,415         19,773,123       2,334,486      9,436,384
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                JANUS ASPEN        LAZARD             MFS            MFS            MFS
                                               MID CAP GRO,   RETIRE INTL EQ,   INV GRO STOCK,     NEW DIS,    TOTAL RETURN,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SERV             SERV            SERV CL        SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  (10,425)     $    10,212       $   (81,368)   $   (63,959)    $   43,582
Net realized gain (loss) on sales of
  investments                                       23,001          563,592           162,822        299,709         (5,735)
Distributions from capital gains                        --          420,540                --        138,284        112,879
Net change in unrealized appreciation or
  depreciation of investments                      129,924          938,421           480,255        436,862        249,123
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        142,500        1,932,765           561,709        810,896        399,849
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          37,458          488,241           590,776        376,326      1,254,791
Net transfers(1)                                  (195,047)      (1,484,294)       (1,188,184)    (1,372,068)      (105,557)
Transfers for policy loans                            (697)           1,311              (367)        (5,535)        (3,013)
Adjustments to net assets allocated to
  contracts in payout period                          (816)          (5,383)               --             --             --
Contract charges                                      (637)          (3,361)           (3,874)        (3,067)        (1,746)
Contract terminations:
    Surrender benefits                             (34,267)        (301,744)         (407,706)      (444,800)       (86,731)
    Death benefits                                      --          (16,965)          (68,846)       (67,749)            --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (194,006)      (1,322,195)       (1,078,201)    (1,516,893)     1,057,744
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,266,939        9,738,640         9,835,336      7,753,999      2,967,317
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,215,433      $10,349,210       $ 9,318,844    $ 7,048,002     $4,424,910
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,428,120        8,727,382        14,892,545      8,986,344      2,848,413
Contract purchase payments                          68,883          392,267           803,227        426,254      1,177,276
Net transfers(1)                                  (357,818)      (1,255,685)       (1,778,972)    (1,529,838)       (92,165)
Transfers for policy loans                          (1,304)           1,102            (1,378)        (6,677)        (2,843)
Contract charges                                    (1,149)          (2,725)           (5,617)        (3,295)        (1,595)
Contract terminations:
    Surrender benefits                             (62,882)        (244,756)         (607,501)      (490,507)       (79,627)
    Death benefits                                      --          (14,173)         (107,196)       (80,713)            --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,073,850        7,603,412        13,195,108      7,301,568      3,849,459
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                   MFS          NB AMT      NB AMT SOC        OPPEN           OPPEN
                                                UTILITIES,      INTL,      RESPONSIVE,   GLOBAL SEC VA,    MAIN ST SM
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           SERV CL       CL S(3)       CL S(2)          SERV        CAP VA, SERV
 OPERATIONS
Investment income (loss) -- net                $   102,726   $    13,830     $   (440)     $   (17,175)    $  (21,810)
Net realized gain (loss) on sales of
  investments                                      567,058        12,955          286           40,583         23,326
Distributions from capital gains                   406,009        46,807           --          313,232         50,539
Net change in unrealized appreciation or
  depreciation of investments                    1,853,073     1,195,683       11,401          884,913        228,287
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      2,928,866     1,269,275       11,247        1,221,553        280,342
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       3,098,987     5,185,862      225,388        2,852,721      1,057,881
Net transfers(1)                                   505,483     4,222,702        6,926        1,895,874        999,088
Transfers for policy loans                            (268)         (438)          --           (4,431)          (595)
Adjustments to net assets allocated to
  contracts in payout period                            --            --           --               --             --
Contract charges                                    (4,238)       (4,796)          --           (2,334)          (654)
Contract terminations:
    Surrender benefits                            (422,289)      (20,495)      (4,766)        (140,065)       (90,405)
    Death benefits                                 (43,572)      (13,842)          --           (4,445)            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   3,134,103     9,368,993      227,548        4,597,320      1,965,315
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  8,429,590            --           --        4,706,624      1,319,280
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $14,492,559   $10,638,268     $238,795      $10,525,497     $3,564,937
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           5,834,673            --           --        3,888,253      1,159,808
Contract purchase payments                       2,173,812     5,060,574      201,662        2,347,030        884,964
Net transfers(1)                                   230,394     4,734,688        5,907        1,467,890        809,715
Transfers for policy loans                            (178)         (432)          --           (3,465)          (541)
Contract charges                                    (2,572)       (4,928)          --           (1,777)          (533)
Contract terminations:
    Surrender benefits                            (258,385)      (19,697)      (3,826)        (107,748)       (71,702)
    Death benefits                                 (21,758)      (14,311)          --           (3,257)            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 7,955,986     9,755,894      203,743        7,586,926      2,781,711
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                     OPPEN          OPPEN        PIMCO VIT       PIONEER        PIONEER
                                                   STRATEGIC         VAL         ALL ASSET,    EQ INC VCT,      INTL VAL
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           BOND VA, SERV   VA, SERV(5)   ADVISOR CL(3)      CL II      VCT, CL II(6)
 OPERATIONS
Investment income (loss) -- net                   $   763,381      $  (108)     $   910,799     $  109,508     $     (411)
Net realized gain (loss) on sales of
  investments                                        (124,173)           5            7,841        355,843              3
Distributions from capital gains                           --        5,220           78,488        117,519             --
Net change in unrealized appreciation or
  depreciation of investments                       1,829,872       (2,377)         (48,509)       844,755          8,870
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,469,080        2,740          948,619      1,427,625          8,462
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         27,455,525       24,567       17,121,229        196,715            378
Net transfers(1)                                    6,886,495       30,672       14,649,669       (562,555)     1,223,483
Transfers for policy loans                            (24,510)          --           (1,433)        (2,269)            --
Adjustments to net assets allocated to
  contracts in payout period                           (4,793)          --               --         (1,471)            --
Contract charges                                      (30,378)          --          (15,751)        (3,834)           (13)
Contract terminations:
    Surrender benefits                               (792,108)        (159)         (84,194)      (322,802)          (878)
    Death benefits                                   (114,984)          --          (44,302)       (76,362)            --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     33,375,247       55,080       31,625,218       (772,578)     1,222,970
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    18,845,079           --               --      7,240,874             --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $54,689,406      $57,820      $32,573,837     $7,895,921     $1,231,432
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             18,152,043           --               --      5,916,906             --
Contract purchase payments                         26,274,794       23,201       16,746,489        144,535            377
Net transfers(1)                                    6,361,765       30,674       14,621,100       (409,361)     1,223,483
Transfers for policy loans                            (23,399)          --           (1,403)        (1,396)            --
Contract charges                                      (28,127)          --          (15,202)        (2,820)           (13)
Contract terminations:
    Surrender benefits                               (744,295)          --          (80,945)      (241,999)          (877)
    Death benefits                                   (108,111)          --          (42,632)       (59,012)            --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   49,884,670       53,875       31,227,407      5,346,853      1,222,970
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     PUT VT          PUT VT         PUT VT         PUT VT       PUT VT
                                                 HLTH SCIENCES,     INTL EQ,    INTL NEW OPP,     NEW OPP,      VISTA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IB          CL IB          CL IB          CL IA         CL IB
 OPERATIONS
Investment income (loss) -- net                    $   (21,994)   $   (18,256)    $   10,398    $  (213,391)  $  (25,328)
Net realized gain (loss) on sales of
  investments                                          207,307        592,357        127,999     (1,997,683)      61,329
Distributions from capital gains                            --             --             --             --           --
Net change in unrealized appreciation or
  depreciation of investments                         (209,469)     1,222,409        332,402      3,505,669       75,141
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (24,156)     1,796,510        470,799      1,294,595      111,142
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,225,546        415,980         32,070        441,287      203,385
Net transfers(1)                                    (1,628,224)    (1,200,316)      (290,677)      (254,960)    (590,643)
Transfers for policy loans                              (8,315)          (954)        (6,978)        39,412        5,478
Adjustments to net assets allocated to
  contracts in payout period                                --           (461)            --         (3,685)          --
Contract charges                                        (1,842)        (3,824)          (736)       (13,558)      (1,777)
Contract terminations:
    Surrender benefits                                (185,048)      (373,930)       (63,062)    (5,893,715)    (159,297)
    Death benefits                                     (20,210)       (89,275)       (41,788)      (260,117)     (15,316)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (618,093)    (1,252,780)      (371,171)    (5,945,336)    (558,170)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,987,310      7,374,487      2,041,772     21,891,546    3,110,631
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 3,345,061    $ 7,918,217     $2,141,400    $17,240,805   $2,663,603
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,501,103      5,645,264      2,384,408     17,269,798    4,962,312
Contract purchase payments                           1,083,050        291,334         33,581        338,950      278,990
Net transfers(1)                                    (1,497,623)      (827,644)      (300,505)      (211,580)    (914,815)
Transfers for policy loans                              (7,262)          (965)        (7,208)        31,170        8,458
Contract charges                                        (1,589)        (2,561)          (768)       (10,461)      (2,728)
Contract terminations:
    Surrender benefits                                (163,180)      (254,038)       (65,392)    (4,560,108)    (248,112)
    Death benefits                                     (19,134)       (62,865)       (44,426)      (204,300)     (25,564)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,895,365      4,788,525      1,999,690     12,653,469    4,058,541
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     RVS VP        RVS VP       RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  BAL        CASH MGMT     CORE BOND     DIV BOND      DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                   $   323,447   $ 1,176,046   $   86,851   $  3,129,222   $    433,183
Net realized gain (loss) on sales of investments     (660,005)         (269)      (9,746)      (213,548)       813,484
Distributions from capital gains                    1,336,736            --           --             --      6,123,585
Net change in unrealized appreciation or
  depreciation of investments                       2,031,495           305       11,344        709,616      6,427,184
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,031,673     1,176,082       88,449      3,625,290     13,797,436
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            956,143    27,481,130      993,418     44,990,231     33,437,072
Net transfers(1)                                     (627,208)   (9,422,284)     240,670     10,018,694      9,547,298
Transfers for policy loans                             40,631        49,646       (1,952)        12,029        (36,783)
Adjustments to net assets allocated to contracts
  in payout period                                    (30,622)       (1,411)          --        (17,726)          (457)
Contract charges                                      (13,624)      (13,657)        (653)       (73,885)       (42,924)
Contract terminations:
    Surrender benefits                             (5,753,832)   (4,159,119)     (28,219)    (7,590,627)    (2,086,294)
    Death benefits                                   (506,419)     (537,928)          --       (675,575)      (534,144)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (5,934,931)   13,396,377    1,203,264     46,663,141     40,283,768
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    27,183,950    26,813,150    1,802,013     69,867,522     54,220,904
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $24,280,692   $41,385,609   $3,093,726   $120,155,953   $108,302,108
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             19,036,077    24,997,964    1,776,112     55,402,562     35,077,088
Contract purchase payments                            734,011    26,177,195      971,892     40,502,713     23,898,513
Net transfers(1)                                     (512,600)   (9,273,643)     234,184      8,420,305      6,046,986
Transfers for policy loans                             25,276        44,479       (1,933)         8,215        (22,360)
Contract charges                                       (9,270)      (12,590)        (640)       (59,607)       (24,655)
Contract terminations:
    Surrender benefits                             (3,614,178)   (3,673,432)     (20,588)    (5,698,240)    (1,224,688)
    Death benefits                                   (319,699)     (511,775)          --       (522,442)      (321,800)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,339,617    37,748,198    2,959,027     98,053,506     63,429,084
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                             RVS PTNRS VP                      RVS VP
                                                 THDL VP      FUNDAMENTAL      RVS VP     GLOBAL INFLATION      RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)          EMER MKTS       VAL(3)      GLOBAL BOND       PROT SEC            GRO
 OPERATIONS
Investment income (loss) -- net                $   (79,298)   $     8,607   $   781,212      $   542,133     $     19,258
Net realized gain (loss) on sales of
  investments                                      778,446         16,167        29,576          (68,402)        (141,690)
Distributions from capital gains                 1,952,729         32,877            --            1,102               --
Net change in unrealized appreciation or
  depreciation of investments                    1,205,782      1,998,182     1,111,795         (359,437)         807,570
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,857,659      2,055,833     1,922,583          115,396          685,138
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       7,915,883     13,224,227    13,401,576       19,431,144        7,901,667
Net transfers(1)                                (3,651,363)    11,207,627      (339,473)      (1,626,061)      (7,973,451)
Transfers for policy loans                          (1,216)        (1,060)        2,143           (2,436)         (11,940)
Adjustments to net assets allocated to
  contracts in payout period                           (72)            --        (2,946)              --           (2,258)
Contract charges                                   (15,565)       (11,981)      (23,299)         (35,542)         (11,260)
Contract terminations:
    Surrender benefits                            (479,205)       (65,445)   (3,522,479)        (327,538)        (474,663)
    Death benefits                                 (26,465)       (35,556)     (144,092)         (84,758)         (85,829)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   3,741,997     24,317,812     9,371,430       17,354,809         (657,734)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 10,637,968             --    29,161,795       13,026,240       14,156,597
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $18,237,624    $26,373,645   $40,455,808      $30,496,445     $ 14,184,001
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           5,551,895             --    21,407,994       12,578,800       23,586,529
Contract purchase payments                       4,706,661     12,773,361    11,303,007       19,010,232       11,905,548
Net transfers(1)                                (1,789,088)    11,405,725      (158,369)      (1,614,135)     (13,097,274)
Transfers for policy loans                            (761)        (1,054)        1,281           (2,327)         (20,862)
Contract charges                                    (6,784)       (11,467)      (16,779)         (33,990)         (17,722)
Contract terminations:
    Surrender benefits                            (215,451)       (62,324)   (2,486,958)        (305,761)        (710,698)
    Death benefits                                 (12,058)       (33,995)     (101,704)         (81,920)        (152,842)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 8,234,414     24,070,246    29,948,472       29,550,899       21,492,679
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        RVS VP                                    RVS VP       RVS VP
                                                       HI YIELD       RVS VP       THDL VP        LG CAP       LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     BOND        INC OPP       INTL OPP         EQ           VAL
 OPERATIONS
Investment income (loss) -- net                      $ 3,857,178   $   647,160   $   189,351   $     55,431   $  1,679
Net realized gain (loss) on sales of investments        (756,350)          (77)      220,192       (142,833)     3,318
Distributions from capital gains                              --         1,791            --             --     26,129
Net change in unrealized appreciation or
  depreciation of investments                          2,373,944       412,614     4,646,346      6,935,038     33,293
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      5,474,772     1,061,488     5,055,889      6,847,636     64,419
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             5,796,208    14,304,367     1,134,380      2,196,164     78,094
Net transfers(1)                                      (7,661,529)    4,459,787     2,480,509     51,953,111    311,605
Transfers for policy loans                                 3,096          (812)       16,935         64,585       (867)
Adjustments to net assets allocated to contracts in
  payout period                                          (11,339)           --        (8,278)       264,284         --
Contract charges                                         (20,044)      (15,733)       (9,770)       (78,225)      (152)
Contract terminations:
    Surrender benefits                                (7,509,050)     (137,483)   (5,663,477)   (12,537,498)   (56,590)
    Death benefits                                      (481,284)      (43,292)     (219,578)      (417,308)        --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (9,883,942)   18,566,834    (2,269,279)    41,445,113    332,090
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       61,436,801     3,730,062    23,094,004     25,944,863    181,436
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $57,027,631   $23,358,384   $25,880,614   $ 74,237,612   $577,945
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                46,734,251     3,617,096    20,779,325     26,330,536    169,641
Contract purchase payments                             4,412,765    13,779,427     1,032,784      2,167,612     71,755
Net transfers(1)                                      (5,668,362)    4,251,176     1,902,477     43,070,703    265,517
Transfers for policy loans                                 2,152          (788)       13,357         41,859       (699)
Contract charges                                         (14,635)      (14,549)       (7,987)       (74,077)      (131)
Contract terminations:
    Surrender benefits                                (5,383,030)     (116,204)   (4,325,295)    (9,556,178)   (46,373)
    Death benefits                                      (352,177)      (40,261)     (168,993)      (348,068)        --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      39,730,964    21,475,897    19,225,668     61,632,387    459,710
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    RVS VP        RVS VP
                                                   MID CAP       MID CAP        RVS VP     RVS PTNRS VP       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 GRO           VAL         S&P 500      SELECT VAL    SHORT DURATION
 OPERATIONS
Investment income (loss) -- net                  $   (77,402)  $    17,982   $    98,986     $  7,866       $   740,664
Net realized gain (loss) on sales of
  investments                                         15,338        45,403       495,173        5,076          (239,977)
Distributions from capital gains                     493,005       196,253        78,071       64,138                --
Net change in unrealized appreciation or
  depreciation of investments                       (921,189)    1,317,038     1,642,857        9,663           197,312
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (490,248)    1,576,676     2,315,087       86,743           697,999
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           465,366    10,258,866       983,876       36,894         4,591,051
Net transfers(1)                                   7,568,354     8,891,554    (2,229,162)      18,903        (7,305,560)
Transfers for policy loans                                69          (703)          703           --           (10,466)
Adjustments to net assets allocated to
  contracts in payout period                          34,680            --            --           --                --
Contract charges                                      (5,230)       (7,941)       (8,280)        (221)           (9,024)
Contract terminations:
    Surrender benefits                            (1,499,822)     (187,279)     (524,931)      (9,531)       (1,193,204)
    Death benefits                                  (140,976)      (55,639)     (141,208)          --          (275,240)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     6,422,441    18,898,858    (1,919,002)      46,045        (4,202,443)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    3,865,435       903,207    17,517,948      592,135        25,948,809
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 9,797,628   $21,378,741   $17,914,033     $724,923       $22,444,365
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             3,082,471       760,024    18,749,164      569,762        22,848,017
Contract purchase payments                           414,574     8,997,522     1,024,146       32,992         4,100,485
Net transfers(1)                                   7,579,295     7,232,885    (2,277,698)      12,875        (6,456,180)
Transfers for policy loans                             1,401          (671)         (472)          --            (8,863)
Contract charges                                      (4,943)       (6,027)       (8,454)        (197)           (7,981)
Contract terminations:
    Surrender benefits                            (1,576,463)     (142,880)     (513,377)      (8,473)       (1,045,912)
    Death benefits                                  (146,575)      (42,473)     (154,978)          --          (237,427)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   9,349,760    16,798,380    16,818,331      606,959        19,192,139
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    63

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                      RVS VP     RVS PTNRS VP      ROYCE                    VANK LIT
                                                      SM CAP        SM CAP      MICRO-CAP,    THIRD AVE    COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   ADV            VAL        INVEST CL       VAL         CL II
 OPERATIONS
Investment income (loss) -- net                    $   (70,943)   $  (118,388)  $  (25,094)  $   33,133   $    53,312
Net realized gain (loss) on sales of investments       228,933        723,278      280,227      474,775        (4,237)
Distributions from capital gains                       996,959      2,806,261      193,126      333,468     1,546,652
Net change in unrealized appreciation or
  depreciation of investments                         (346,904)       904,166      210,476      174,475     3,024,248
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      808,045      4,315,317      658,735    1,015,851     4,619,975
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             583,515      8,608,818       64,175      121,869    22,617,478
Net transfers(1)                                    (1,317,157)    (4,781,712)    (286,810)    (445,676)   (3,430,228)
Transfers for policy loans                              (5,120)        (6,178)       1,437       (4,190)       (6,719)
Adjustments to net assets allocated to contracts
  in payout period                                      (3,203)            --           --           --            --
Contract charges                                        (3,972)       (26,560)        (932)      (1,559)      (51,035)
Contract terminations:
    Surrender benefits                                (505,047)      (782,448)    (205,850)    (313,211)     (569,386)
    Death benefits                                    (121,113)      (175,427)     (30,836)     (26,378)      (85,294)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,372,097)     2,836,493     (458,816)    (669,145)   18,474,816
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      8,278,607     21,730,169    3,411,383    7,114,657    20,339,719
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 7,714,555    $28,881,979   $3,611,302   $7,461,363   $43,434,510
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               6,099,097     13,545,500    1,682,523    3,375,417    19,109,988
Contract purchase payments                             401,806      5,959,116       37,568       71,590    20,779,883
Net transfers(1)                                      (916,759)    (2,772,268)    (134,892)    (213,168)   (3,122,568)
Transfers for policy loans                              (2,717)        (3,670)         642       (1,782)       (6,079)
Contract charges                                        (2,703)       (14,563)        (416)        (692)      (43,368)
Contract terminations:
    Surrender benefits                                (349,229)      (440,769)     (87,790)    (136,076)     (504,955)
    Death benefits                                     (85,433)       (99,400)     (14,023)     (11,941)      (75,251)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     5,144,062     16,173,946    1,483,612    3,083,348    36,137,650
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    VANK UIF       VANK UIF                                    WF ADV
                                                  GLOBAL REAL    MID CAP GRO,   WANGER INTL      WANGER          VT
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           EST, CL II(3)     CL II(3)        SM CAP      U.S. SM CO   ASSET ALLOC
 OPERATIONS
Investment income (loss) -- net                   $   116,828     $  (20,352)   $  (147,805)  $  (374,990)   $   88,988
Net realized gain (loss) on sales of
  investments                                          53,068          5,620      2,007,421     1,647,693        68,527
Distributions from capital gains                       42,505         47,515             --     1,796,504        69,315
Net change in unrealized appreciation or
  depreciation of investments                       1,408,904        542,274      9,660,149       231,087       424,518
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,621,305        575,057     11,519,765     3,300,294       651,348
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,879,915      3,177,909     11,383,448    10,981,174       184,824
Net transfers(1)                                    4,055,593      3,051,656     (3,210,244)   (6,779,150)      343,445
Transfers for policy loans                             (2,654)          (896)       (18,285)      (19,790)         (995)
Adjustments to net assets allocated to
  contracts in payout period                               --             --           (497)       (3,260)           --
Contract charges                                       (4,439)        (3,065)       (27,618)      (31,196)       (3,775)
Contract terminations:
    Surrender benefits                                (40,319)       (15,973)    (1,455,596)   (1,865,212)     (484,833)
    Death benefits                                    (12,519)        (7,768)      (198,716)     (299,934)     (114,302)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      8,875,577      6,201,863      6,472,492     1,982,632       (75,636)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --             --     29,207,088    52,186,384     5,991,300
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $10,496,882     $6,776,920    $47,199,345   $57,469,310    $6,567,012
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --             --     21,907,380    30,157,667     5,140,889
Contract purchase payments                          4,515,483      3,114,144      8,063,165     6,756,954       152,723
Net transfers(1)                                    4,053,213      3,453,777     (2,002,061)   (3,980,980)      280,341
Transfers for policy loans                             (2,331)          (933)       (11,058)      (12,168)         (850)
Contract charges                                       (3,904)        (3,212)       (16,603)      (17,326)       (3,108)
Contract terminations:
    Surrender benefits                                (35,674)       (15,302)      (894,514)   (1,041,069)     (391,546)
    Death benefits                                    (11,225)        (8,213)      (135,499)     (167,734)      (97,406)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    8,515,562      6,540,261     26,910,810    31,695,344     5,081,043
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    65

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------
                                                                    WF ADV       WF ADV       WF ADV
                                                                      VT           VT           VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               INTL CORE       OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                   $   17,138   $  (31,538)  $  (32,552)
Net realized gain (loss) on sales of investments                      76,193      186,100      281,485
Distributions from capital gains                                      81,500      387,466       90,059
Net change in unrealized appreciation or depreciation of
  investments                                                        209,176     (144,433)     399,640
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      384,007      397,595      738,632
------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                            37,779      321,935      471,265
Net transfers(1)                                                    (151,270)    (510,310)     168,246
Transfers for policy loans                                               (85)      (2,183)       1,241
Adjustments to net assets allocated to contracts in payout
  period                                                              (1,587)          --           --
Contract charges                                                        (582)      (1,615)      (1,564)
Contract terminations:
    Surrender benefits                                               (83,576)    (168,889)    (233,448)
    Death benefits                                                        --      (44,513)     (24,618)
------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (199,321)    (405,575)     381,122
------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    2,029,640    3,672,211    3,241,242
------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $2,214,326   $3,664,231   $4,360,996
------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             1,852,946    2,926,154    3,175,769
Contract purchase payments                                            32,254      267,202      398,623
Net transfers(1)                                                    (125,394)    (349,661)     152,531
Transfers for policy loans                                               (71)      (1,781)       1,102
Contract charges                                                        (492)      (1,200)      (1,410)
Contract terminations:
    Surrender benefits                                               (69,864)    (122,822)    (193,465)
    Death benefits                                                        --      (35,271)     (23,771)
------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   1,689,379    2,682,621    3,509,379
------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period July 24, 2006 (commencement of operations) to Dec. 31,
       2006.



   (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.



   (4) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.



   (5) For the period Sept. 15, 2006 (commencement of operations) to Dec. 31, 2006.



   (6) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
       2006.


See accompanying notes to financial statements.



 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.




RiverSource Retirement Advisor Variable Annuity(R) (RAVA)


RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage)


RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select)


RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)


RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)


RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)


RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select)


RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access)

RiverSource(R) Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II            AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class
                                     B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                     B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                     B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund,
                                     Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio
CS Sm Cap Core I                   Credit Suisse Trust - Small Cap Core I Portfolio
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity
                                     Portfolio, Service Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value
                                     Portfolio, Service Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
---------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    67

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities
                                     Fund - Class 1
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                     Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                     Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                     Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                     Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                     Shares
Janus Aspen Lg Cap Gro, Serv       Janus Aspen Series Large Cap Growth Portfolio: Service
                                     Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                     Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                     Shares
LM Ptnrs Var Sm Cap Gro, Cl I      Legg Mason Partners Variable Small Cap Growth Portfolio,
                                     Class I(1)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International
                                     Portfolio (Class S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially
                                     Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                     Shares(2)
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                     Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RVST RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource(R) Variable Portfolio - Cash Management
                                     Fund
RVS VP Core Bond                   RVST RiverSource(R) Variable Portfolio - Core Bond Fund(3)
RVS VP Div Bond                    RVST RiverSource(R) Variable Portfolio - Diversified Bond
                                     Fund(3)
RVS VP Div Eq Inc                  RVST RiverSource(R) Variable Portfolio - Diversified
                                     Equity Income Fund
THDL VP Emer Mkts                  RVST Threadneedle(R) Variable Portfolio - Emerging Markets
                                     Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - Emerging Markets Fund)
RVS Ptnrs VP Fundamental Val       RVST RiverSource(R) Partners Variable
                                     Portfolio - Fundamental Value Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - Fundamental Value Fund)
RVS VP Global Bond                 RVST RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource(R) Variable Portfolio - Global Inflation
                                     Protected Securities Fund
RVS VP Gro                         RVST RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RVST RiverSource(R) Variable Portfolio - High Yield Bond
                                     Fund
RVS VP Inc Opp                     RVST RiverSource(R) Variable Portfolio - Income
                                     Opportunities Fund
THDL VP Intl Opp                   RVST Threadneedle(R) Variable Portfolio - International
                                     Opportunity Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - International Opportunity Fund)
RVS VP Lg Cap Eq                   RVST RiverSource(R) Variable Portfolio - Large Cap Equity
                                     Fund
RVS VP Lg Cap Val                  RVST RiverSource(R) Variable Portfolio - Large Cap Value
                                     Fund
RVS VP Mid Cap Gro                 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth
                                     Fund
RVS VP Mid Cap Val                 RVST RiverSource(R) Variable Portfolio - Mid Cap Value
                                     Fund
RVS VP S&P 500                     RVST RiverSource(R) Variable Portfolio - S&P 500 Index
                                     Fund
RVS Ptnrs VP Select Val            RVST RiverSource(R) Partners Variable Portfolio - Select
                                     Value Fund
                                     (previously RiverSource(R) Variable Portfolio - Select
                                     Value Fund)
RVS VP Short Duration              RVST RiverSource(R) Variable Portfolio - Short Duration
                                     U.S. Government Fund
RVS VP Sm Cap Adv                  RVST RiverSource(R) Variable Portfolio - Small Cap
                                     Advantage Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource(R) Partners Variable Portfolio - Small
                                     Cap Value Fund
                                     (previously RiverSource(R) Variable Portfolio - Small
                                     Cap Value Fund)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                     Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
---------------------------------------------------------------------------------------------


 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Wanger Intl Sm Cap                 Wanger International Small Cap(4)
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies(5)
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------





   (1) Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.

   (2) Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.


   (3) At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.


   (4) Effective June 1, 2008, the Fund will change its name to Wanger International.


   (5) Effective June 1, 2008, the Fund will change its name to Wanger USA.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.


FEDERAL INCOME TAXES

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES


RiverSource Life of NY makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    69

RiverSource Life of NY deducts a daily mortality and expense risk fee, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                            MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
FPA                                1.25%
---------------------------------------------------------------------------------------------




4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.


5. SURRENDER CHARGES


RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY.


6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource Variable Series Trust (RVST) (previously RiverSource(R) Variable Portfolio Funds) funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.530% to 0.350%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.330% to 0.150%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.600% to 0.375%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             1.100% to 0.900%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.730% to 0.600%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.720% to 0.520%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.440% to 0.250%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.590% to 0.360%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.610% to 0.380%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.220% to 0.120%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.780% to 0.650%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.480% to 0.250%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.790% to 0.665%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.970% to 0.870%
--------------------------------------------------------------------------------------------





 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RVST RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:



RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund


RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund


RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund


RVST RiverSource(R) Variable Portfolio - Growth Fund


RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund


RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund


RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund


RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund


RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund


RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund


RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund


RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund


The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The following RVST funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                          PERCENTAGE RANGE
------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Cash Management
  Fund                                                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund       0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Bond
  Fund                                                        0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                 0.060% to 0.030%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets
  Fund                                                        0.080% to 0.050%
RVST RiverSource(R) Partners Variable
  Portfolio - Fundamental Value Fund                          0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund     0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                   0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Growth Fund          0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - High Yield Bond
  Fund                                                        0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Income
  Opportunities Fund                                          0.070% to 0.040%
RVST Threadneedle(R) Variable Portfolio - International
  Opportunity Fund                                            0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity
  Fund                                                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Large Cap Value
  Fund                                                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund  0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund   0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund   0.060% to 0.030%
RVST RiverSource(R) Partners Variable Portfolio - Select
  Value Fund                                                  0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                             0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                        0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap
  Value Fund                                                  0.080% to 0.050%
------------------------------------------------------------------------------



The RVST funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.


In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    71

7. INVESTMENT TRANSACTIONS



The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2007 were as follows:




SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I          $   185,498
                                 Shares
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II           1,229,167
                                 Shares
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares        179,831
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II            1,621,438
                                 Shares
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                471,067
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                   133,686
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares         464,339
AIM VI Fin Serv, Ser II          AIM V.I. Financial Services Fund, Series II Shares        803,750
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares      3,917,027
AIM VI Intl Gro, Ser II          AIM V.I. International Growth Fund, Series II          22,361,035
                                 Shares
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                 609,655
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio       3,062,553
                                 (Class B)
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio       3,843,374
                                 (Class B)
AB VPS Intl Val, Cl B            AllianceBernstein VPS International Value              29,798,193
                                 Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio          129,349
                                 (Class B)
AC VP Intl, Cl I                 American Century VP International, Class I                256,209
AC VP Intl, Cl II                American Century VP International, Class II             1,223,983
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II            19,928,628
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                  6,344,365
AC VP Val, Cl I                  American Century VP Value, Class I                      4,424,223
AC VP Val, Cl II                 American Century VP Value, Class II                     8,788,655
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced             775,310
                                 Portfolio
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B      1,957,192
Col Marsico Gro, VS Cl A         Columbia Marsico Growth Fund, Variable Series,         35,497,568
                                 Class A
Col Marsico Intl Opp, VS Cl B    Columbia Marsico International Opportunities Fund,      6,488,548
                                 Variable Series, Class B
CS Commodity Return              Credit Suisse Trust - Commodity Return Strategy         5,469,834
                                 Portfolio
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio               49,808
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio           87,039
Drey VIF Intl Eq, Serv           Dreyfus Variable Investment Fund International            169,445
                                 Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv          Dreyfus Variable Investment Fund International            110,293
                                 Value Portfolio, Service Shares
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund               22,044,135
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2         671,097
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2          766,206
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service        59,846,897
                                 Class 2
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service         740,468
                                 Class
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service       2,977,193
                                 Class 2
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class         1,995,554
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2      24,834,583
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class          600,331
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      5,571,416
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities           5,970,763
  Cl 2                           Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities              5,602,308
                                 Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2         10,275,146
FTVIPT Temp Dev Mkts Sec, Cl 1   FTVIPT Templeton Developing Markets Securities          2,298,755
                                 Fund - Class 1
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2        184,517
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value                         8,969,699
                                 Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst   Goldman Sachs VIT Structured Small Cap Equity             130,522
                                 Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst     Goldman Sachs VIT Structured U.S. Equity                3,250,439
                                 Fund - Institutional Shares
Janus Aspen Global Tech, Serv    Janus Aspen Series Global Technology Portfolio:           486,860
                                 Service Shares
Janus Aspen Intl Gro, Serv       Janus Aspen Series International Growth Portfolio:      3,188,660
                                 Service Shares
Janus Aspen Lg Cap Gro, Serv     Janus Aspen Series Large Cap Growth Portfolio:         51,708,001
                                 Service Shares
Janus Aspen Mid Cap Gro, Serv    Janus Aspen Series Mid Cap Growth Portfolio:              125,111
                                 Service Shares
Lazard Retire Intl Eq, Serv      Lazard Retirement International Equity                  2,234,081
                                 Portfolio - Service Shares
LM Ptnrs Var Sm Cap Gro, Cl I    Legg Mason Partners Variable Small Cap Growth             552,327
                                 Portfolio, Class I
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service            427,940
                                 Class
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class               905,819
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class              2,093,752
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                 5,839,197
NB AMT Intl, Cl S                Neuberger Berman Advisers Management Trust             12,532,480
                                 International Portfolio (Class S)
NB AMT Soc Responsive, Cl S      Neuberger Berman Advisers Management Trust                124,818
                                 Socially Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service          3,531,104
                                 Shares
--------------------------------------------------------------------------------------------------


 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service    $ 2,413,403
                                 Shares
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares     68,408,295
Oppen Val VA, Serv               Oppenheimer Value Fund/VA, Service Shares                 787,484
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class     35,833,975
Pioneer Eq Inc VCT, Cl II        Pioneer Equity Income VCT Portfolio - Class II          1,252,328
                                 Shares
Pioneer Intl Val VCT, Cl II      Pioneer International Value VCT Portfolio - Class          50,502
                                 II Shares
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares          192,664
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB          1,768,013
                                 Shares
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities                 127,450
                                 Fund - Class IB Shares
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares        156,504
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                    128,763
RVS VP Bal                       RVST RiverSource(R) Variable Portfolio - Balanced       4,671,171
                                 Fund
RVS VP Cash Mgmt                 RVST RiverSource(R) Variable Portfolio - Cash          47,826,340
                                 Management Fund
RVS VP Core Bond                 RVST RiverSource(R) Variable Portfolio - Core Bond      3,528,491
                                 Fund
RVS VP Div Bond                  RVST RiverSource(R) Variable                           99,261,535
                                 Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                RVST RiverSource(R) Variable                           42,263,812
                                 Portfolio - Diversified Equity Income Fund
THDL VP Emer Mkts                RVST Threadneedle(R) Variable Portfolio - Emerging     19,112,216
                                 Markets Fund
RVS Ptnrs VP Fundamental Val     RVST RiverSource(R) Partners Variable                  23,637,667
                                 Portfolio - Fundamental Value Fund
RVS VP Global Bond               RVST RiverSource(R) Variable Portfolio - Global        36,120,352
                                 Bond Fund
RVS VP Global Inflation Prot     RVST RiverSource(R) Variable Portfolio - Global        21,374,048
  Sec                            Inflation Protected Securities Fund
RVS VP Gro                       RVST RiverSource(R) Variable Portfolio - Growth         2,836,376
                                 Fund
RVS VP Hi Yield Bond             RVST RiverSource(R) Variable Portfolio - High           9,023,359
                                 Yield Bond Fund
RVS VP Inc Opp                   RVST RiverSource(R) Variable Portfolio - Income        21,850,427
                                 Opportunities Fund
THDL VP Intl Opp                 RVST Threadneedle(R) Variable                           2,005,953
                                 Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                 RVST RiverSource(R) Variable Portfolio - Large Cap      2,874,557
                                 Equity Fund
RVS VP Lg Cap Val                RVST RiverSource(R) Variable Portfolio - Large Cap        240,734
                                 Value Fund
RVS VP Mid Cap Gro               RVST RiverSource(R) Variable Portfolio - Mid Cap        1,184,987
                                 Growth Fund
RVS VP Mid Cap Val               RVST RiverSource(R) Variable Portfolio - Mid Cap       13,495,113
                                 Value Fund
RVS VP S&P 500                   RVST RiverSource(R) Variable Portfolio - S&P 500        2,490,837
                                 Index Fund
RVS Ptnrs VP Select Val          RVST RiverSource(R) Partners Variable                     568,678
                                 Portfolio - Select Value Fund
RVS VP Short Duration            RVST RiverSource(R) Variable Portfolio - Short          4,660,677
                                 Duration U.S. Government Fund
RVS VP Sm Cap Adv                RVST RiverSource(R) Variable Portfolio - Small Cap        724,306
                                 Advantage Fund
RVS Ptnrs VP Sm Cap Val          RVST RiverSource(R) Partners Variable                  35,510,739
                                 Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl       Royce Capital Fund - Micro-Cap Portfolio,                 448,903
                                 Investment Class
Third Ave Val                    Third Avenue Value Portfolio                              967,092
VanK LIT Comstock, Cl II         Van Kampen Life Investment Trust Comstock              23,771,149
                                 Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II  Van Kampen UIF Global Real Estate Portfolio, Class      8,705,256
                                 II Shares
VanK UIF Mid Cap Gro, Cl II      Van Kampen UIF Mid Cap Growth Portfolio, Class II       4,971,080
                                 Shares
Wanger Intl Sm Cap               Wanger International Small Cap                         15,648,800
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                          19,854,388
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund          1,224,002
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund          333,559
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                 795,841
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund          4,328,389
--------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    73

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2007:


                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                              CAP APPR,        CAP APPR,         CAP DEV,         CAP DEV,         CORE EQ,
PRICE LEVEL                                     SER I            SER II           SER I            SER II           SER I
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $1.30            $  --            $1.45            $  --
0.75%                                            0.77             1.25             1.43             1.61               --
0.85%                                              --             1.25               --             1.26               --
0.95%                                            0.75             1.23             1.41             1.59               --
1.00%                                              --             1.56               --             2.03               --
1.05%                                              --             1.25               --             1.26               --
1.10%                                              --             1.25               --             1.26               --
1.20%                                              --             1.55               --             2.01               --
1.25%                                              --               --               --               --               --
1.25%                                              --             1.25               --             1.26             1.96
1.30%                                              --             1.25               --             1.26               --
1.45%                                              --             1.24               --             1.25               --
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                                 DYN,          FIN SERV,        FIN SERV,       GLOBAL HLTH       INTL GRO,
PRICE LEVEL                                     SER I            SER I            SER II        CARE, SER II        SER II
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $0.98            $  --            $1.14            $1.58
0.75%                                            1.41             1.06               --             1.13             1.57
0.85%                                              --               --             0.89             1.20             1.38
0.95%                                            1.39             1.05               --             1.13             1.57
1.00%                                            2.03             1.24               --             1.13             1.57
1.05%                                              --               --             0.88             1.19             1.38
1.10%                                              --               --             0.88             1.19             1.38
1.20%                                            2.01             1.22               --             1.13             1.56
1.25%                                              --               --               --               --               --
1.25%                                              --               --             0.88             1.19             1.38
1.30%                                              --               --             0.88             1.19             1.37
1.45%                                              --               --             0.88             1.19             1.37
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AB VPS           AB VPS           AB VPS           AB VPS
                                                TECH,         GLOBAL TECH,      GRO & INC,       INTL VAL,       LG CAP GRO,
PRICE LEVEL                                     SER I             CL B             CL B             CL B             CL B
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.24            $1.36            $1.30            $1.73            $  --
0.75%                                            0.85             1.36             1.35             2.64               --
0.85%                                              --             1.47             1.22             1.29             1.29
0.95%                                            0.84             1.35             1.34             2.61               --
1.00%                                            1.62             1.35             1.70             2.90               --
1.05%                                              --             1.46             1.21             1.28             1.28
1.10%                                              --             1.46             1.21             1.28             1.28
1.20%                                            1.60             1.34             1.68             2.87               --
1.25%                                              --               --               --               --               --
1.25%                                              --             1.46             1.21             1.28             1.28
1.30%                                              --             1.46             1.21             1.28             1.28
1.45%                                              --             1.46             1.21             1.28             1.28
------------------------------------------------------------------------------------------------------------------------------





 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                AC VP            AC VP            AC VP            AC VP            AC VP
                                                INTL,            INTL,         MID CAP VAL,        ULTRA,            VAL,
PRICE LEVEL                                      CL I            CL II            CL II            CL II             CL I
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $1.73            $0.90            $1.20            $  --
0.75%                                            1.21             1.68             0.90             1.19             1.84
0.85%                                              --               --             1.13             1.31               --
0.95%                                            1.19             1.66             0.90             1.19             1.81
1.00%                                              --             2.21             0.90             1.18               --
1.05%                                              --               --             1.13             1.31               --
1.10%                                              --               --             1.12             1.30               --
1.20%                                              --             2.17             0.90             1.18               --
1.25%                                              --               --               --               --               --
1.25%                                              --               --             1.12             1.30             2.46
1.30%                                              --               --             1.12             1.30               --
1.45%                                              --               --             1.12             1.30               --
------------------------------------------------------------------------------------------------------------------------------

                                                AC VP           CALVERT            COL              COL          COL MARSICO
PRICE LEVEL                                      VAL,          VS SOCIAL       HI YIELD, VS     MARSICO GRO,      INTL OPP,
-----------                                     CL II             BAL              CL B           VS CL A          VS CL B
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.20            $1.18            $1.09            $1.20            $1.27
0.75%                                            1.49             1.10             1.08             1.19             1.27
0.85%                                            1.09               --             1.09             1.30             1.43
0.95%                                            1.47             1.08             1.08             1.19             1.26
1.00%                                            1.63             1.38             1.08             1.19             1.26
1.05%                                            1.09               --             1.08             1.30             1.43
1.10%                                            1.09               --             1.08             1.30             1.43
1.20%                                            1.61             1.37             1.07             1.18             1.26
1.25%                                              --               --               --               --               --
1.25%                                            1.09               --             1.08             1.30             1.42
1.30%                                            1.09               --             1.08             1.29             1.42
1.45%                                            1.09               --             1.08             1.29             1.42
------------------------------------------------------------------------------------------------------------------------------

                                                  CS               CS               CS            DREY VIF         DREY VIF
                                              COMMODITY         MID-CAP           SM CAP          INTL EQ,        INTL VAL,
PRICE LEVEL                                     RETURN            CORE            CORE I            SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.13            $  --            $  --            $  --            $  --
0.75%                                            1.13             0.95               --               --               --
0.85%                                            1.15               --               --             1.35             1.19
0.95%                                            1.13             0.93               --               --               --
1.00%                                            1.13               --               --               --               --
1.05%                                            1.15               --               --             1.34             1.18
1.10%                                            1.15               --               --             1.34             1.18
1.20%                                            1.12               --               --               --               --
1.25%                                              --               --               --               --               --
1.25%                                            1.15               --             1.24             1.34             1.18
1.30%                                            1.15               --               --             1.34             1.18
1.45%                                            1.14               --               --             1.34             1.18
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    75

                                                EV VT            EG VA            EG VA           FID VIP          FID VIP
                                            FLOATING-RATE    FUNDAMENTAL LG      INTL EQ,        CONTRAFUND       GRO & INC,
PRICE LEVEL                                      INC           CAP, CL 2           CL 2          SERV CL 2         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.04            $  --            $1.69            $1.21            $  --
0.75%                                            1.04             1.20             1.68             1.20             1.22
0.85%                                            1.03             1.22             1.33             1.30               --
0.95%                                            1.04             1.19             1.67             1.20             1.20
1.00%                                            1.03             1.58             1.67             1.20               --
1.05%                                            1.03             1.21             1.32             1.30               --
1.10%                                            1.03             1.21             1.32             1.29               --
1.20%                                            1.03             1.55             1.66             1.19               --
1.25%                                              --               --               --               --               --
1.25%                                            1.03             1.21             1.32             1.29               --
1.30%                                            1.03             1.21             1.32             1.29               --
1.45%                                            1.02             1.21             1.32             1.29               --
------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP          FID VIP          FID VIP          FID VIP          FID VIP
                                              GRO & INC,        MID CAP,         MID CAP,        OVERSEAS,        OVERSEAS,
PRICE LEVEL                                   SERV CL 2         SERV CL         SERV CL 2         SERV CL         SERV CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.34            $  --            $1.59            $  --            $1.69
0.75%                                            1.40             2.19             2.36             1.46             1.91
0.85%                                              --               --             1.28               --             1.35
0.95%                                            1.38             2.16             2.33             1.44             1.88
1.00%                                            1.62               --             2.50               --             2.39
1.05%                                              --               --             1.28               --             1.35
1.10%                                              --               --             1.28               --             1.35
1.20%                                            1.61               --             2.48               --             2.36
1.25%                                              --               --               --               --               --
1.25%                                              --               --             1.27               --             1.35
1.30%                                              --               --             1.27               --             1.34
1.45%                                              --               --             1.27               --             1.34
------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK   FTVIPT FRANK SM       FTVIPT           FTVIPT           FTVIPT
                                             GLOBAL REAL        CAP VAL,      MUTUAL SHARES    TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                   EST, CL 2           CL 2          SEC, CL 2        SEC, CL 1        SEC, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.12            $1.27            $1.39            $  --            $  --
0.75%                                            2.10             2.16             1.55               --             1.96
0.85%                                            0.96             1.11             1.17               --               --
0.95%                                            2.07             2.13             1.53               --             1.94
1.00%                                            1.87             1.93             1.80               --               --
1.05%                                            0.96             1.10             1.16               --               --
1.10%                                            0.96             1.10             1.16               --               --
1.20%                                            1.85             1.91             1.78               --               --
1.25%                                              --               --               --               --               --
1.25%                                            0.95             1.10             1.16             1.91               --
1.30%                                            0.95             1.10             1.16               --               --
1.45%                                            0.95             1.10             1.16               --               --
------------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                  GS VIT
                                                GS VIT           GS VIT        STRUCTD U.S.     JANUS ASPEN      JANUS ASPEN
                                             MID CAP VAL,    STRUCTD SM CAP        EQ,          GLOBAL TECH,      INTL GRO,
PRICE LEVEL                                      INST           EQ, INST           INST             SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.39            $  --            $1.20            $  --            $  --
0.75%                                            2.46             1.37             1.04             0.54             1.85
0.85%                                              --               --             1.10               --               --
0.95%                                            2.43             1.35             1.03             0.53             1.83
1.00%                                            2.04               --             1.58             1.90             3.69
1.05%                                              --               --             1.10               --               --
1.10%                                              --               --             1.10               --               --
1.20%                                            2.02               --             1.56             1.88             3.64
1.25%                                              --               --               --               --               --
1.25%                                              --               --             1.09               --               --
1.30%                                              --               --             1.09               --               --
1.45%                                              --               --             1.09               --               --
------------------------------------------------------------------------------------------------------------------------------

                                             JANUS ASPEN      JANUS ASPEN         LAZARD        LM PTNRS VAR         MFS
                                             LG CAP GRO,      MID CAP GRO,   RETIRE INTL EQ,    SM CAP GRO,     INV GRO STOCK,
PRICE LEVEL                                      SERV             SERV             SERV             CL I           SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.06            $  --            $1.55            $1.02            $1.26
0.75%                                            1.06             0.71             1.41             1.02             0.74
0.85%                                            1.06               --               --             1.02             1.24
0.95%                                            1.06             0.70             1.42             1.02             0.73
1.00%                                            1.06               --             2.09             1.02             1.46
1.05%                                            1.06               --               --             1.02             1.24
1.10%                                            1.06               --               --             1.02             1.24
1.20%                                            1.06               --             2.06             1.02             1.45
1.25%                                              --               --               --               --               --
1.25%                                            1.06               --               --             1.02             1.24
1.30%                                            1.06               --               --             1.02             1.24
1.45%                                            1.06               --               --             1.01             1.23
------------------------------------------------------------------------------------------------------------------------------

                                                 MFS              MFS              MFS             NB AMT         NB AMT SOC
                                               NEW DIS,      TOTAL RETURN,      UTILITIES,         INTL,         RESPONSIVE,
PRICE LEVEL                                    SERV CL          SERV CL          SERV CI            CL S             CL S
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.24            $1.20            $2.03            $1.07            $  --
0.75%                                            0.95             1.19             2.25             1.07               --
0.85%                                              --             1.14             1.53             1.21             1.25
0.95%                                            0.94             1.18             2.22             1.07               --
1.00%                                            1.56             1.18             3.25             1.07               --
1.05%                                              --             1.14             1.52             1.21             1.24
1.10%                                              --             1.13             1.52             1.21             1.24
1.20%                                            1.54             1.18             3.29             1.06               --
1.25%                                              --               --               --               --               --
1.25%                                              --             1.13             1.52             1.21             1.24
1.30%                                              --             1.13             1.52             1.21             1.24
1.45%                                              --             1.13             1.51             1.20             1.24
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    77

                                                OPPEN            OPPEN            OPPEN            OPPEN          PIMCO VIT
                                            GLOBAL SEC VA,     MAIN ST SM       STRATEGIC           VAL           ALL ASSET,
PRICE LEVEL                                      SERV         CAP VA, SERV    BOND VA, SERV       VA, SERV        ADVISOR CL
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.50            $1.28            $1.21            $  --            $1.12
0.75%                                            1.49             1.27             1.20               --             1.12
0.85%                                            1.24             1.13             1.15             1.12             1.12
0.95%                                            1.48             1.26             1.20               --             1.12
1.00%                                            1.48             1.26             1.19               --             1.11
1.05%                                            1.24             1.12             1.15             1.12             1.12
1.10%                                            1.24             1.12             1.15             1.12             1.12
1.20%                                            1.47             1.25             1.19               --             1.11
1.25%                                              --               --               --               --               --
1.25%                                            1.24             1.12             1.15             1.12             1.12
1.30%                                            1.23             1.12             1.15             1.11             1.12
1.45%                                            1.23             1.12             1.14             1.11             1.11
------------------------------------------------------------------------------------------------------------------------------

                                               PIONEER          PIONEER           PUT VT           PUT VT           PUT VT
                                             EQ INC VCT,        INTL VAL      HLTH SCIENCES,      INTL EQ,      INTL NEW OPP,
PRICE LEVEL                                     CL II          VCT, CL II         CL IB            CL IB            CL IB
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $  --            $1.18            $1.61            $  --
0.75%                                            1.44             1.13             1.10             1.75             1.21
0.85%                                              --               --               --               --               --
0.95%                                            1.42             1.13             1.08             1.73             1.19
1.00%                                            1.72             1.13             1.33             2.19               --
1.05%                                              --               --               --               --               --
1.10%                                              --               --               --               --               --
1.20%                                            1.69             1.13             1.31             2.17               --
1.25%                                              --               --               --               --               --
1.25%                                              --               --               --               --               --
1.30%                                              --               --               --               --               --
1.45%                                              --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT           PUT VT
                                               NEW OPP,          VISTA,           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                     CL IA            CL IB             BAL           CASH MGMT        CORE BOND
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $1.28            $1.22            $1.11            $1.10
0.75%                                              --             0.67             1.12             1.15             1.09
0.85%                                              --               --             1.13             1.06             1.08
0.95%                                              --             0.66             1.10             1.13             1.09
1.00%                                              --             1.72             1.46             1.08             1.09
1.05%                                              --               --             1.13             1.05             1.08
1.10%                                              --               --             1.12             1.05             1.07
1.20%                                              --             1.71             1.45             1.07             1.08
1.25%                                              --               --             1.12(1)          1.05(1)            --
1.25%                                            1.43               --             1.75(2)          1.29(2)          1.07
1.30%                                              --               --             1.12             1.05             1.07
1.45%                                              --               --             1.12             1.05             1.07
------------------------------------------------------------------------------------------------------------------------------





 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                RVS PTNRS VP
                                                RVS VP           RVS VP          THDL VP        FUNDAMENTAL         RVS VP
PRICE LEVEL                                    DIV BOND        DIV EQ INC       EMER MKTS           VAL          GLOBAL BOND
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.11            $1.52            $2.64            $1.12            $1.11
0.75%                                            1.35             1.91             3.37             1.12             1.57
0.85%                                            1.08             1.22             1.77             1.15             1.10
0.95%                                            1.33             1.89             3.32             1.11             1.55
1.00%                                            1.19             2.32             4.14             1.11             1.34
1.05%                                            1.08             1.22             1.77             1.15             1.10
1.10%                                            1.08             1.22             1.77             1.15             1.10
1.20%                                            1.17             2.30             4.09             1.11             1.33
1.25%                                            1.08(1)            --               --               --             1.10(1)
1.25%                                            1.47(2)          1.21             1.76             1.14             1.57(2)
1.30%                                            1.07             1.21             1.76             1.14             1.10
1.45%                                            1.07             1.21             1.76             1.14             1.10
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP
                                                GLOBAL                            RVS VP
                                              INFLATION          RVS VP          HI YIELD          RVS VP          THDL VP
PRICE LEVEL                                    PROT SEC           GRO              BOND           INC OPP          INTL OPP
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.12            $1.27            $1.17            $1.13            $1.66
0.75%                                            1.12             0.61             1.42             1.13             1.20
0.85%                                            1.09             1.18             1.08             1.08             1.30
0.95%                                            1.11             0.60             1.40             1.12             1.18
1.00%                                            1.11             1.46             1.60             1.12             2.23
1.05%                                            1.08             1.18             1.07             1.07             1.30
1.10%                                            1.08             1.18             1.07             1.07             1.30
1.20%                                            1.10             1.45             1.59             1.11             2.21
1.25%                                              --               --             1.07(1)            --             1.30(1)
1.25%                                            1.08             1.18             1.49(2)          1.07             1.62(2)
1.30%                                            1.08             1.17             1.07             1.07             1.29
1.45%                                            1.08             1.17             1.07             1.07             1.29
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP           RVS VP           RVS VP           RVS VP
                                                LG CAP           LG CAP          MID CAP          MID CAP           RVS VP
PRICE LEVEL                                       EQ              VAL              GRO              VAL            S&P 500
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.28            $1.26            $1.28            $1.34            $1.27
0.75%                                            0.92             1.25             1.37             1.49             1.06
0.85%                                            1.18             1.14             1.27             1.23             1.19
0.95%                                            0.90             1.24             1.35             1.48             1.04
1.00%                                            1.51             1.24             1.57             1.48             1.61
1.05%                                            1.18             1.14             1.27             1.22             1.19
1.10%                                            1.18             1.14             1.27             1.22             1.19
1.20%                                            1.50             1.23             1.55             1.47             1.60
1.25%                                            1.18(1)            --             1.27(1)            --               --
1.25%                                            1.54(2)          1.14             1.08(2)          1.22             1.19
1.30%                                            1.17             1.14             1.26             1.22             1.19
1.45%                                            1.17             1.13             1.26             1.22             1.18
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    79

                                                                                  RVS VP        RVS PTNRS VP        ROYCE
                                             RVS PTNRS VP        RVS VP           SM CAP           SM CAP         MICRO-CAP,
PRICE LEVEL                                   SELECT VAL     SHORT DURATION        ADV              VAL           INVEST CL
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.27            $1.10            $1.15            $1.25            $  --
0.75%                                            1.26             1.25             1.37             1.80             2.53
0.85%                                            1.18             1.07             1.08             1.09               --
0.95%                                            1.25             1.23             1.35             1.78             2.49
1.00%                                            1.25             1.08             1.82             1.90               --
1.05%                                            1.18             1.07             1.08             1.09               --
1.10%                                            1.18             1.06             1.08             1.09               --
1.20%                                            1.24             1.07             1.81             1.88               --
1.25%                                              --               --               --               --               --
1.25%                                            1.17             1.06             1.08             1.09               --
1.30%                                            1.17             1.06             1.08             1.09               --
1.45%                                            1.17             1.06             1.08             1.08               --
------------------------------------------------------------------------------------------------------------------------------

                                                                VANK LIT         VANK UIF         VANK UIF
                                              THIRD AVE        COMSTOCK,       GLOBAL REAL      MID CAP GRO,     WANGER INTL
PRICE LEVEL                                      VAL             CL II          EST, CL II         CL II            SM CAP
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $1.20            $1.12            $1.21            $2.07
0.75%                                            2.30             1.19             1.11             1.20             1.95
0.85%                                              --             1.09             1.13             1.39             1.42
0.95%                                            2.27             1.18             1.11             1.20             1.92
1.00%                                              --             1.18             1.11             1.20             3.65
1.05%                                              --             1.09             1.13             1.39             1.42
1.10%                                              --             1.09             1.13             1.39             1.42
1.20%                                              --             1.17             1.10             1.19             3.62
1.25%                                              --               --               --               --               --
1.25%                                              --             1.09             1.13             1.39             1.41
1.30%                                              --             1.09             1.13             1.39             1.41
1.45%                                              --             1.08             1.12             1.38             1.41
------------------------------------------------------------------------------------------------------------------------------

                                                                 WF ADV           WF ADV           WF ADV           WF ADV
                                                WANGER             VT               VT               VT               VT
PRICE LEVEL                                   U.S. SM CO      ASSET ALLOC       INTL CORE           OPP           SM CAP GRO
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.29            $  --            $  --            $1.32            $1.45
0.75%                                            1.93             1.37             1.43             1.44             1.34
0.85%                                            1.17               --               --             1.22             1.38
0.95%                                            1.90             1.35             1.41             1.42             1.32
1.00%                                            2.03             1.55             1.99             1.86             2.19
1.05%                                            1.17               --               --             1.22             1.37
1.10%                                            1.17               --               --             1.22             1.37
1.20%                                            2.01             1.52             1.96             1.84             2.16
1.25%                                              --               --               --               --               --
1.25%                                            1.17               --               --             1.22             1.37
1.30%                                            1.16               --               --             1.22             1.37
1.45%                                            1.16               --               --             1.21             1.36
------------------------------------------------------------------------------------------------------------------------------





 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2007:




                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                              CAP APPR,        CAP APPR,         CAP DEV,         CAP DEV,         CORE EQ,
PRICE LEVEL                                     SER I            SER II           SER I            SER II           SER I
                                           -----------------------------------------------------------------------------------
0.55%                                                --            8,545                --               --               --
0.75%                                           702,088        4,975,715           506,963          969,344               --
0.85%                                                --          178,646                --          500,089               --
0.95%                                           947,792        2,974,962           291,321          573,803               --
1.00%                                                --          616,977                --           28,635               --
1.05%                                                --           81,064                --          335,920               --
1.10%                                                --           44,668                --            9,913               --
1.20%                                                --          601,137                --          110,566               --
1.25%                                                --               --                --               --               --
1.25%                                                --              793                --           11,105       11,316,425
1.30%                                                --            7,866                --           12,838               --
1.45%                                                --            1,995                --           18,975               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         1,649,880        9,492,368           798,284        2,571,188       11,316,425
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI         AIM VI FIN       AIM VI FIN     AIM VI GLOBAL        AIM VI
                                                 DYN,            SERV,            SERV,          HLTH CARE,       INTL GRO,
PRICE LEVEL                                     SER I            SER I            SER II           SER II           SER II
                                           -----------------------------------------------------------------------------------
0.55%                                                --            9,144                --           22,896           78,397
0.75%                                           313,203          423,691                --          419,277        2,450,411
0.85%                                                --               --           381,744          591,090        4,980,944
0.95%                                           292,008          367,720                --          444,048        1,506,271
1.00%                                            10,267           28,326                --           41,530          830,827
1.05%                                                --               --           300,355          374,284        2,512,366
1.10%                                                --               --                29            7,222        1,454,369
1.20%                                                --           26,294                --           37,833          402,921
1.25%                                                --               --                --               --               --
1.25%                                                --               --                --               --           34,423
1.30%                                                --               --             4,719           26,380          952,310
1.45%                                                --               --                --              835           97,288
------------------------------------------------------------------------------------------------------------------------------
Total                                           615,478          855,175           686,847        1,965,395       15,300,527
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AB VPS           AB VPS           AB VPS           AB VPS
                                                TECH,         GLOBAL TECH,      GRO & INC,       INTL VAL,       LG CAP GRO,
PRICE LEVEL                                     SER I             CL B             CL B             CL B             CL B
                                           -----------------------------------------------------------------------------------
0.55%                                            12,726               --               497          141,842               --
0.75%                                         1,260,719          363,005         8,668,572       11,635,395               --
0.85%                                                --          542,551           539,096        9,236,392           77,616
0.95%                                           929,226          315,517         5,002,626        6,875,209               --
1.00%                                            92,197           61,111           658,394        1,761,217               --
1.05%                                                --          427,433           341,459        4,613,832           18,779
1.10%                                                --           27,477            18,206        2,393,424              246
1.20%                                            58,143           25,784           533,579        1,420,756               --
1.25%                                                --               --                --               --               --
1.25%                                                --              618                --          112,009               --
1.30%                                                --           24,973            65,943        1,874,645           18,653
1.45%                                                --            1,104             4,878          187,006               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         2,353,011        1,789,573        15,833,250       40,251,727          115,294
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    81

                                                AC VP            AC VP            AC VP            AC VP            AC VP
                                                INTL,            INTL,         MID CAP VAL,        ULTRA,            VAL,
PRICE LEVEL                                      CL I            CL II            CL II            CL II             CL I
                                           -----------------------------------------------------------------------------------
0.55%                                                 --              --            86,328               --               --
0.75%                                            717,521       1,766,532         3,099,954          920,292        1,098,103
0.85%                                                 --              --         5,415,502          376,230               --
0.95%                                          1,119,886       1,457,175         1,582,742          408,549        1,491,279
1.00%                                                 --         159,287         1,101,644          159,219               --
1.05%                                                 --              --         2,837,781          328,417               --
1.10%                                                 --              --         1,545,718           71,340               --
1.20%                                                 --         268,806           559,689           42,202               --
1.25%                                                 --              --                --               --               --
1.25%                                                 --              --            28,822            1,410        9,046,278
1.30%                                                 --              --         1,056,803            7,228               --
1.45%                                                 --              --           107,202            2,835               --
------------------------------------------------------------------------------------------------------------------------------
Total                                          1,837,407       3,651,800        17,422,185        2,317,722       11,635,660
------------------------------------------------------------------------------------------------------------------------------

                                                AC VP          CALVERT VS          COL              COL              COL
                                                 VAL,            SOCIAL         HI YIELD,       MARSICO GRO,     MARSICO INTL
PRICE LEVEL                                     CL II             BAL            VS CL B          VS CL A        OPP, VS CL B
                                           -----------------------------------------------------------------------------------
0.55%                                             32,355           5,097             8,916          240,277          228,514
0.75%                                          9,957,351       1,518,640         2,102,095       11,278,935        1,950,468
0.85%                                          2,078,868              --           492,848       13,264,737          541,782
0.95%                                          6,070,744       1,765,075         1,310,962        6,387,191        1,019,199
1.00%                                          1,255,020          35,754           385,063        2,790,140          177,547
1.05%                                            639,129              --           264,038        6,507,358          368,866
1.10%                                            147,965              --            82,148        3,778,800           42,258
1.20%                                          1,164,331         291,112           606,874        1,538,919          231,654
1.25%                                                 --              --                --               --               --
1.25%                                             26,632              --            11,802           77,626            9,385
1.30%                                            142,130              --           399,491        2,481,385           64,673
1.45%                                             30,463              --            61,831          226,292           11,363
------------------------------------------------------------------------------------------------------------------------------
Total                                         21,544,988       3,615,678         5,726,068       48,571,660        4,645,709
------------------------------------------------------------------------------------------------------------------------------

                                                  CS               CS               CS            DREY VIF         DREY VIF
                                              COMMODITY         MID-CAP           SM CAP          INTL EQ,        INTL VAL,
PRICE LEVEL                                     RETURN            CORE            CORE I            SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                             20,208              --                --               --               --
0.75%                                            751,548         118,285                --               --               --
0.85%                                            326,862              --                --           38,999           38,257
0.95%                                            788,763         253,232                --               --               --
1.00%                                            234,898              --                --               --               --
1.05%                                            140,427              --                --           95,362           61,366
1.10%                                             58,468              --                --           26,129               --
1.20%                                             43,715              --                --               --               --
1.25%                                                 --              --                --               --               --
1.25%                                              5,685              --         9,028,868              236              673
1.30%                                             35,020              --                --           25,695            7,468
1.45%                                              7,188              --                --               --           10,691
------------------------------------------------------------------------------------------------------------------------------
Total                                          2,412,782         371,517         9,028,868          186,421          118,455
------------------------------------------------------------------------------------------------------------------------------





 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                EV VT            EG VA            EG VA           FID VIP          FID VIP
                                            FLOATING-RATE     FUNDAMENTAL        INTL EQ,       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                      INC          LG CAP, CL 2         CL 2          SERV CL 2         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                             38,945               --            4,649          294,461               --
0.75%                                          6,236,926        1,179,431        1,104,416       16,370,833        2,256,753
0.85%                                          7,332,200           55,005          206,625       15,405,285               --
0.95%                                          3,602,586          778,221          657,612        8,730,208        2,885,399
1.00%                                          2,239,024          297,136          332,263        3,537,915               --
1.05%                                          4,191,626           92,650           99,351        7,838,879               --
1.10%                                          2,367,361               --               85        4,357,706               --
1.20%                                          1,334,515           81,222          201,050        2,153,948               --
1.25%                                                 --               --               --               --               --
1.25%                                            268,127               --            2,181          102,321               --
1.30%                                          1,854,461            2,238           13,295        3,188,070               --
1.45%                                            400,260               --              833          300,322               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         29,866,031        2,485,903        2,622,360       62,279,948        5,142,152
------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP          FID VIP          FID VIP          FID VIP          FID VIP
                                              GRO & INC,        MID CAP,         MID CAP,        OVERSEAS,        OVERSEAS,
PRICE LEVEL                                   SERV CL 2         SERV CL         SERV CL 2         SERV CL         SERV CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                              4,674               --          119,567               --            4,318
0.75%                                         10,185,658        2,617,191       16,235,450          796,339        5,423,826
0.85%                                                 --               --        8,334,615               --          614,779
0.95%                                          7,618,248        2,902,526        9,748,106        1,173,850        3,651,951
1.00%                                          1,785,521               --        2,477,458               --          419,981
1.05%                                                 --               --        3,844,481               --          484,031
1.10%                                                 --               --        1,950,954               --           98,643
1.20%                                          1,342,536               --        1,756,492               --          424,913
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --           71,953               --            7,288
1.30%                                                 --               --        1,386,042               --           74,801
1.45%                                                 --               --          117,208               --           10,249
------------------------------------------------------------------------------------------------------------------------------
Total                                         20,936,637        5,519,717       46,042,326        1,970,189       11,214,780
------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK
                                             GLOBAL REAL      FTVIPT FRANK        FTVIPT           FTVIPT           FTVIPT
                                                 EST,         SM CAP VAL,     MUTUAL SHARES    TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                      CL 2             CL 2          SEC, CL 2        SEC, CL 1        SEC, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                             13,446            8,900           31,344               --               --
0.75%                                          5,584,680        4,552,749        9,224,760               --          198,520
0.85%                                            650,137        1,230,384        2,148,642               --               --
0.95%                                          3,991,625        3,283,605        4,875,179               --          201,630
1.00%                                            524,141          512,012        1,559,008               --               --
1.05%                                            527,101          593,233          947,832               --               --
1.10%                                             19,008          158,132          424,932               --               --
1.20%                                            514,273          507,308          955,833               --               --
1.25%                                                 --               --               --               --               --
1.25%                                              6,760           18,813           52,938        8,879,861               --
1.30%                                             88,876           47,879          425,668               --               --
1.45%                                             22,081           22,893           85,057               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         11,942,128       10,935,908       20,731,193        8,879,861          400,150
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    83

                                                GS VIT       GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN      JANUS ASPEN
                                             MID CAP VAL,      SM CAP EQ,        U.S. EQ,       GLOBAL TECH,      INTL GRO,
PRICE LEVEL                                      INST             INST             INST             SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                             29,881              --             6,973               --               --
0.75%                                          8,658,196         162,117         8,778,980        1,368,123        5,011,495
0.85%                                                 --              --           442,091               --               --
0.95%                                          6,529,798         343,383         5,997,975        1,099,208        4,652,281
1.00%                                          1,519,770              --           882,513           10,593          193,252
1.05%                                                 --              --           186,276               --               --
1.10%                                                 --              --            55,151               --               --
1.20%                                          1,282,011              --           629,274           32,749          163,946
1.25%                                                 --              --                --               --               --
1.25%                                                 --              --             7,708               --               --
1.30%                                                 --              --            72,852               --               --
1.45%                                                 --              --             5,096               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         18,019,656         505,500        17,064,889        2,510,673       10,020,974
------------------------------------------------------------------------------------------------------------------------------

                                             JANUS ASPEN      JANUS ASPEN         LAZARD          LM PTNRS         MFS INV
                                             LG CAP GRO,      MID CAP GRO,   RETIRE INTL EQ,  VAR SM CAP GRO,     GRO STOCK,
PRICE LEVEL                                      SERV             SERV             SERV             CL I           SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                            310,701              --                --               --            4,772
0.75%                                          8,417,208         774,060         2,938,897           46,477        6,287,114
0.85%                                         15,951,875              --                --          254,588           65,105
0.95%                                          4,056,439       1,037,910         2,659,676           57,048        3,601,535
1.00%                                          2,828,337              --           284,651              541          303,792
1.05%                                          7,803,395              --                --           80,806           34,954
1.10%                                          4,753,328              --                --           31,125              150
1.20%                                          1,444,865              --           282,097              890          192,996
1.25%                                                 --              --                --               --               --
1.25%                                             81,227              --                --               --               --
1.30%                                          3,189,179              --                --               --               --
1.45%                                            276,112              --                --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         49,112,666       1,811,970         6,165,321          471,475       10,490,418
------------------------------------------------------------------------------------------------------------------------------

                                                 MFS              MFS              MFS             NB AMT         NB AMT SOC
                                               NEW DIS,      TOTAL RETURN,      UTILITIES,         INTL,         RESPONSIVE,
PRICE LEVEL                                    SERV CL          SERV CL          SERV CL            CL S             CL S
                                           -----------------------------------------------------------------------------------
0.55%                                              7,079           6,393            21,084          106,580               --
0.75%                                          3,572,232       2,176,946         3,276,875        3,528,328               --
0.85%                                                 --         858,765           945,510        5,180,934          120,905
0.95%                                          2,320,613         876,972         2,728,561        1,808,761               --
1.00%                                            127,214         186,243           355,369        1,105,323               --
1.05%                                                 --         137,828           770,256        2,574,836          111,791
1.10%                                                 --          18,150            58,678        1,578,298           41,999
41.20%                                           179,927         536,055           303,279          583,547               --
1.25%                                                 --              --                --               --               --
1.25%                                                 --          10,629            13,001           28,346                5
1.30%                                                 --         124,657            61,240        1,079,058               --
1.45%                                                 --          21,952            28,296           91,386               --
------------------------------------------------------------------------------------------------------------------------------
Total                                          6,207,065       4,954,590         8,562,149       17,665,397          274,700
------------------------------------------------------------------------------------------------------------------------------





 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                OPPEN            OPPEN            OPPEN            OPPEN          PIMCO VIT
                                            GLOBAL SEC VA,     MAIN ST SM       STRATEGIC         VAL VA,         ALL ASSET,
PRICE LEVEL                                      SERV         CAP VA, SERV    BOND VA, SERV         SERV          ADVISOR CL
                                           -----------------------------------------------------------------------------------
0.55%                                            20,877            2,779           193,506               --          223,839
0.75%                                         3,031,573        1,233,373        30,933,687               --        9,559,786
0.85%                                         1,141,830          504,992        21,361,449          330,877       15,403,543
0.95%                                         2,077,235        1,153,123        18,443,268               --        5,022,389
1.00%                                           841,086          172,748         6,507,071               --        3,179,344
1.05%                                           599,335          310,679        11,993,080          337,325        7,959,633
1.10%                                            82,936           11,747         6,631,069            8,876        4,910,194
1.20%                                           554,385          354,836         4,131,953               --        1,724,946
1.25%                                                --               --                --               --               --
1.25%                                             5,519               --           223,802               12          132,397
1.30%                                            67,521           48,130         5,112,548               --        3,297,879
1.45%                                            16,444            1,939           672,164              627          400,871
------------------------------------------------------------------------------------------------------------------------------
Total                                         8,438,741        3,794,346       106,203,597          677,717       51,814,821
------------------------------------------------------------------------------------------------------------------------------

                                               PIONEER          PIONEER           PUT VT           PUT VT           PUT VT
                                             EQ INC VCT,     INTL VAL VCT,    HLTH SCIENCES,      INTL EQ,      INTL NEW OPP,
PRICE LEVEL                                     CL II            CL II            CL IB            CL IB            CL IB
                                           -----------------------------------------------------------------------------------
0.55%                                                --               --             5,122               --               --
0.75%                                         3,297,353          471,856         1,144,387        2,418,801          879,115
0.85%                                                --               --                --               --               --
0.95%                                         1,248,676          208,924           783,506        1,504,603          825,137
1.00%                                           281,179           55,061           287,107          244,071               --
1.05%                                                --               --                --               --               --
1.10%                                                --               --                --               --               --
1.20%                                           175,781           16,680            92,571           92,455               --
1.25%                                                --               --                --               --               --
1.25%                                                --               --                --               --               --
1.30%                                                --               --                --               --               --
1.45%                                                --               --                --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         5,002,989          752,521         2,312,693        4,259,930        1,704,252
------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT           PUT VT
                                               NEW OPP,          VISTA,           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                     CL IA            CL IB             BAL           CASH MGMT        CORE BOND
                                           -----------------------------------------------------------------------------------
0.55%                                                --            1,648             5,290            1,607          273,164
0.75%                                                --        2,336,096         2,567,497       16,724,036        1,632,810
0.85%                                                --               --           215,473        3,843,724          121,451
0.95%                                                --        1,248,636         2,079,481       16,036,324        1,335,133
1.00%                                                --           18,033           551,623        1,930,165          581,016
1.05%                                                --               --           119,630        2,188,582          468,636
1.10%                                                --               --             3,538          752,325              298
1.20%                                                --            4,367           484,988        2,302,746          666,740
1.25%                                                --               --            19,185(1)       197,314(1)            --
1.25%                                         8,906,269               --         7,740,659(2)     4,579,654(2)           860
1.30%                                                --               --            86,929        1,238,214           56,285
1.45%                                                --               --            50,572        1,070,992           20,366
------------------------------------------------------------------------------------------------------------------------------
Total                                         8,906,269        3,608,780        13,924,865       50,865,683        5,156,759
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    85

                                                                                                RVS PTNRS VP
                                                RVS VP           RVS VP          THDL VP        FUNDAMENTAL         RVS VP
PRICE LEVEL                                    DIV BOND        DIV EQ INC       EMER MKTS           VAL          GLOBAL BOND
                                           -----------------------------------------------------------------------------------
0.55%                                            595,429          406,395           76,590          204,752          115,307
0.75%                                         35,353,133       25,064,333        3,346,853        7,024,118       10,966,098
0.85%                                         39,534,507       17,683,074        4,623,886       10,815,238       13,182,782
0.95%                                         24,395,038       17,673,060        2,341,625        3,260,667        7,970,159
1.00%                                          9,526,110        4,061,849          592,553        2,167,841        3,061,270
1.05%                                         22,505,248        9,217,762        2,399,290        5,374,455        7,400,845
1.10%                                         12,855,089        4,661,864        1,247,890        3,312,896        4,237,381
1.20%                                          6,002,900        3,181,149          403,089        1,116,835        2,464,636
1.25%                                            483,056(1)            --               --               --          129,164(1)
1.25%                                          7,756,486(2)       112,719           23,289           60,595        2,644,200(2)
1.30%                                          9,118,522        3,315,318          817,284        2,211,785        2,993,481
1.45%                                          1,475,727          309,533           59,640          205,221          415,053
------------------------------------------------------------------------------------------------------------------------------
Total                                        169,601,245       85,687,056       15,931,989       35,754,403       55,580,376
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP
                                                GLOBAL
                                              INFLATION          RVS VP           RVS VP           RVS VP          THDL VP
PRICE LEVEL                                    PROT SEC           GRO         HI YIELD BOND       INC OPP          INTL OPP
                                           -----------------------------------------------------------------------------------
0.55%                                             86,412           14,700           25,981          115,687            9,172
0.75%                                          9,325,252       10,650,631       12,510,480        6,769,875        2,990,113
0.85%                                          8,367,164          650,707          895,708        9,778,130          121,783
0.95%                                          4,969,884        7,040,944       10,346,244        3,644,018        3,108,991
1.00%                                          2,806,612          758,991        1,357,555        2,076,053          334,362
1.05%                                          4,750,126          542,184          810,038        5,168,470          172,286
1.10%                                          2,677,995           10,580           71,766        3,104,067            1,813
1.20%                                          1,833,026          439,616        1,579,295        1,103,173          199,654
1.25%                                                 --               --            4,201(1)            --            4,212(1)
1.25%                                             97,982               --        5,471,728(2)        73,059        9,052,257(2)
1.30%                                          1,865,792           38,319          177,774        2,072,297           45,729
1.45%                                            300,472               --           25,787          218,656            4,332
------------------------------------------------------------------------------------------------------------------------------
Total                                         37,080,717       20,146,672       33,276,557       34,123,485       16,044,704
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP           RVS VP           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                   LG CAP EQ        LG CAP VAL      MID CAP GRO      MID CAP VAL        S&P 500
                                           -----------------------------------------------------------------------------------
0.55%                                             15,304               --              208          200,145              640
0.75%                                         17,373,301          137,222        1,415,812        2,944,330        7,781,718
0.85%                                            251,672           45,699           33,231        3,207,552          177,041
0.95%                                          9,846,114          137,250          907,359        2,137,197        5,995,110
1.00%                                          1,243,222           29,014          146,441          813,308          885,406
1.05%                                            220,738            5,281           32,103        1,938,927           67,814
1.10%                                                 --            8,344           36,609          897,207           10,686
1.20%                                            778,634           14,358           56,694          617,600          691,294
1.25%                                                 --(1)            --            2,304(1)            --               --
1.25%                                         19,407,203(2)            --        5,046,673(2)        20,009            3,592
1.30%                                                 --               --            3,472          691,583            9,822
1.45%                                                 --               --            2,002           52,867           21,476
------------------------------------------------------------------------------------------------------------------------------
Total                                         49,136,188          377,168        7,682,908       13,520,725       15,644,599
------------------------------------------------------------------------------------------------------------------------------





 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                    ROYCE
                                             RVS PTNRS VP        RVS VP           RVS VP        RVS PTNRS VP      MICRO-CAP,
PRICE LEVEL                                   SELECT VAL     SHORT DURATION     SM CAP ADV       SM CAP VAL       INVEST CL
                                           -----------------------------------------------------------------------------------
0.55%                                                200            1,862              --           187,931               --
0.75%                                            376,607        8,083,318       1,937,576         8,676,568          577,231
0.85%                                             89,617          353,781          24,494        11,230,040               --
0.95%                                            147,325        7,226,971       1,550,381         4,854,807          692,499
1.00%                                             59,096        1,041,062         170,417         1,674,287               --
1.05%                                              8,858          265,785          30,341         5,574,112               --
1.10%                                              1,006          170,868              --         3,393,005               --
1.20%                                             12,035          720,010         223,678           982,128               --
1.25%                                                 --               --              --                --               --
1.25%                                              1,470              326              --            56,045               --
1.30%                                              4,413           34,363           1,729         2,313,797               --
1.45%                                                 --           48,190              --           185,895               --
------------------------------------------------------------------------------------------------------------------------------
Total                                            700,627       17,946,536       3,938,616        39,128,615        1,269,730
------------------------------------------------------------------------------------------------------------------------------

                                                                                 VANK UIF
                                                                VANK LIT       GLOBAL REAL        VANK UIF
                                              THIRD AVE        COMSTOCK,           EST,         MID CAP GRO,     WANGER INTL
PRICE LEVEL                                      VAL             CL II            CL II            CL II            SM CAP
                                           -----------------------------------------------------------------------------------
0.55%                                                 --          173,755          53,585             1,629           61,972
0.75%                                          1,122,638       11,798,437       2,290,589         1,294,336       11,177,211
0.85%                                                 --        9,158,639       2,724,348           238,604        3,826,306
0.95%                                          1,490,938        5,924,303       1,323,509           495,002        8,392,898
1.00%                                                 --        3,060,632         485,166           140,056        1,054,256
1.05%                                                 --        4,402,890       1,315,329           238,483        2,032,924
1.10%                                                 --        2,696,751         754,921            81,906          930,668
1.20%                                                 --        2,123,538         236,465            77,821          846,102
1.25%                                                 --               --              --                --               --
1.25%                                                 --           46,380          21,019             3,370           24,260
1.30%                                                 --        1,873,021         483,765             9,017          679,321
1.45%                                                 --          186,600          57,101             5,170           45,857
------------------------------------------------------------------------------------------------------------------------------
Total                                          2,613,576       41,444,946       9,745,797         2,585,394       29,071,775
------------------------------------------------------------------------------------------------------------------------------

                                                WANGER         WF ADV VT        WF ADV VT        WF ADV VT        WF ADV VT
PRICE LEVEL                                   U.S. SM CO      ASSET ALLOC       INTL CORE           OPP           SM CAP GRO
                                           -----------------------------------------------------------------------------------
0.55%                                             99,877               --              --                --               --
0.75%                                         13,451,301        2,511,729       1,016,100         1,125,431        2,522,000
0.85%                                          5,534,794               --              --            68,589          471,016
0.95%                                          9,981,779        2,175,008         475,475         1,001,172        1,558,875
1.00%                                          2,304,220          357,375          25,552            49,242          134,681
1.05%                                          2,742,019               --              --           118,523          415,120
1.10%                                          1,304,274               --              --               271           73,848
1.20%                                          1,812,295          126,940          20,657            41,821          127,074
1.25%                                                 --               --              --                --               --
1.25%                                             39,974               --              --                --           23,700
1.30%                                            953,772               --              --                --           38,757
1.45%                                             80,561               --              --               575            3,857
------------------------------------------------------------------------------------------------------------------------------
Total                                         38,304,866        5,171,052       1,537,784         2,405,624        5,368,928
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    87

The following is a summary of net assets at Dec. 31, 2007:




                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                              CAP APPR,        CAP APPR,         CAP DEV,         CAP DEV,         CORE EQ,
PRICE LEVEL                                     SER I            SER II           SER I            SER II           SER I
                                           -----------------------------------------------------------------------------------
0.55%                                         $       --      $    11,099      $        --      $       104      $        --
0.75%                                            537,549        6,201,872          726,211        1,559,716               --
0.85%                                                 --          224,064               --          631,684               --
0.95%                                            715,254        3,657,777          411,316          911,307               --
1.00%                                                 --          964,484               --           58,195               --
1.05%                                                 --          101,379               --          423,083               --
1.10%                                                 --           55,822               --           12,476               --
1.20%                                                 --          930,080               --          222,434               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --            1,111               --           13,946       22,273,945
1.30%                                                 --            9,802               --           16,111               --
1.45%                                                 --            2,602               --           23,761               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,252,803      $12,160,092      $ 1,137,527      $ 3,872,817      $22,273,945
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                                 DYN,          FIN SERV,        FIN SERV,       GLOBAL HLTH       INTL GRO,
PRICE LEVEL                                     SER I            SER I            SER II        CARE, SER II        SER II
                                           -----------------------------------------------------------------------------------
0.55%                                         $       --      $     8,946      $        --      $    26,044      $   123,931
0.75%                                            441,155          450,727               --          475,288        3,856,552
0.85%                                                 --               --          338,324          706,685        6,888,906
0.95%                                            406,075          386,479               --          501,695        2,360,406
1.00%                                             20,871           35,020               --           46,878        1,300,882
1.05%                                                 --               --          265,423          446,191        3,465,029
1.10%                                                 --               --               91            8,602        2,004,366
1.20%                                                 71           31,958               --           42,567          627,989
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --               66              115           47,339
1.30%                                                 --               --            4,221           31,333        1,308,618
1.45%                                                 --               --               65            1,105          133,405
------------------------------------------------------------------------------------------------------------------------------
Total                                         $  868,172      $   913,130      $   608,190      $ 2,286,503      $22,117,423
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AB VPS           AB VPS           AB VPS           AB VPS
                                                TECH,         GLOBAL TECH,      GRO & INC,       INTL VAL,       LG CAP GRO,
PRICE LEVEL                                     SER I             CL B             CL B             CL B             CL B
                                           -----------------------------------------------------------------------------------
0.55%                                         $   15,727      $        79      $       647      $   244,870      $        --
0.75%                                          1,076,223          492,101       11,722,225       30,753,716               --
0.85%                                                 --          796,818          656,649       11,880,470           99,956
0.95%                                            783,144          425,895        6,679,152       17,935,727               --
1.00%                                            149,073           82,400        1,119,883        5,108,796               --
1.05%                                                 --          625,947          414,720        5,917,486           24,114
1.10%                                                 --           40,207           22,097        3,067,448              441
1.20%                                             93,043           34,616          898,240        4,078,912               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --            1,009              118          143,241              125
1.30%                                                 --           36,440           79,802        2,395,614           23,866
1.45%                                                 --            1,714            5,891          238,455              125
------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,117,210      $ 2,537,226      $21,599,424      $81,764,735      $   148,627
------------------------------------------------------------------------------------------------------------------------------





 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                AC VP            AC VP            AC VP            AC VP            AC VP
                                                INTL,            INTL,         MID CAP VAL,        ULTRA,            VAL,
PRICE LEVEL                                      CL I            CL II            CL II            CL II             CL I
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --       $      174      $    78,038      $        82      $        --
0.75%                                            867,895        2,967,732        2,798,380        1,096,363        2,018,428
0.85%                                                 --               --        6,111,591          492,505               --
0.95%                                          1,335,101        2,422,116        1,426,852          484,546        2,701,874
1.00%                                                 --          352,400          992,814          188,653               --
1.05%                                                 --               --        3,193,327          428,677               --
1.10%                                                 --               --        1,738,066           93,047               --
1.20%                                                 --          584,496          503,726           49,790               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --           32,339            1,918       22,439,475
1.30%                                                 --               --        1,184,876            9,396               --
1.45%                                                 --               --          119,939            3,679               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 2,202,996       $6,326,918      $18,179,948      $ 2,848,656      $27,159,777
------------------------------------------------------------------------------------------------------------------------------

                                                AC VP                              COL              COL              COL
                                                 VAL,          CALVERT VS       HI YIELD,       MARSICO GRO,     MARSICO INTL
PRICE LEVEL                                     CL II          SOCIAL BAL        VS CL B          VS CL A        OPP, VS CL B
                                           -----------------------------------------------------------------------------------
0.55%                                        $    38,828       $    6,026      $     9,681      $   287,403      $   290,895
0.75%                                         14,890,319        1,667,081        2,274,846       13,445,657        2,492,232
0.85%                                          2,275,492               --          535,952       17,287,181          775,728
0.95%                                          8,963,963        1,909,969        1,414,022        7,589,084        1,288,444
1.00%                                          2,040,409           49,494          414,992        3,312,293          224,264
1.05%                                            697,567               --          286,297        8,456,045          526,615
1.10%                                            161,376               --           89,010        4,906,941           60,287
1.20%                                          1,873,471          398,819          651,827        1,820,771          291,632
1.25%                                                 --               --               --               --               --
1.25%                                             28,983               --           12,760          100,582           13,359
1.30%                                            154,584               --          431,595        3,212,846           91,994
1.45%                                             33,056               --           66,656          292,367           16,130
------------------------------------------------------------------------------------------------------------------------------
Total                                        $31,158,048       $4,031,389      $ 6,187,638      $60,711,170      $ 6,071,580
------------------------------------------------------------------------------------------------------------------------------

                                                  CS               CS               CS            DREY VIF         DREY VIF
                                              COMMODITY         MID-CAP           SM CAP          INTL EQ,        INTL VAL,
PRICE LEVEL                                     RETURN            CORE            CORE I            SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                        $    22,921       $       --      $        --      $        --      $        --
0.75%                                            849,631          111,955               --               --               --
0.85%                                            376,947               --               --           52,590           45,460
0.95%                                            888,722          236,231               --               --               --
1.00%                                            264,468               --               --               --               --
1.05%                                            161,481               --               --          128,227           72,709
1.10%                                             67,245               --               --           35,109               87
1.20%                                             49,050               --               --               --               --
1.25%                                                 --               --               --               --               --
1.25%                                              6,518               --       11,187,685              413              883
1.30%                                             40,121               --               --           34,426            8,817
1.45%                                              8,218               --               --               97           12,595
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 2,735,322       $  348,186      $11,187,685      $   250,862      $   140,551
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    89

                                                EV VT            EG VA            EG VA           FID VIP          FID VIP
                                            FLOATING-RATE     FUNDAMENTAL        INTL EQ,       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                      INC          LG CAP, CL 2         CL 2          SERV CL 2         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $    40,602      $        --      $     7,871      $   355,277      $        --
0.75%                                          6,480,698        1,417,260        1,857,990       19,685,692        2,749,585
0.85%                                          7,567,167           66,929          274,281       20,020,559               --
0.95%                                          3,730,910          923,342        1,099,424       10,462,836        3,479,539
1.00%                                          2,316,792          470,351          554,622        4,236,527               --
1.05%                                          4,313,437          112,412          131,501       10,157,711               --
1.10%                                          2,434,403               89              208        5,642,800               --
1.20%                                          1,376,264          125,678          333,492        2,570,652               --
1.25%                                                 --               --               --               --               --
1.25%                                            275,119               89            2,974          132,209               --
1.30%                                          1,901,457            2,795           17,534        4,116,270               --
1.45%                                            409,510               89            1,191          386,922               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $30,846,359      $ 3,119,034      $ 4,281,088      $77,767,455      $ 6,229,124
------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP          FID VIP          FID VIP          FID VIP          FID VIP
                                              GRO & INC,        MID CAP,         MID CAP,        OVERSEAS,        OVERSEAS,
PRICE LEVEL                                   SERV CL 2         SERV CL         SERV CL 2         SERV CL         SERV CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                        $     6,284      $        --      $   189,912      $        --      $     7,316
0.75%                                         14,417,414        5,736,068       38,315,116        1,160,980       10,344,233
0.85%                                                 --               --       10,673,598               --          832,039
0.95%                                         10,557,919        6,285,174       22,695,642        1,686,772        6,880,786
1.00%                                          2,898,026               --        6,201,174               --        1,001,651
1.05%                                                 --               --        4,909,169               --          653,199
1.10%                                                 --               --        2,489,471               --          133,025
1.20%                                          2,156,644               --        4,351,454               --        1,003,014
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --           91,613               --            9,807
1.30%                                                 --               --        1,763,500               --          100,579
1.45%                                                 --               --          148,803               --           13,752
------------------------------------------------------------------------------------------------------------------------------
Total                                        $30,036,287      $12,021,242      $91,829,452      $ 2,847,752      $20,979,401
------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK     FTVIPT FRANK    FTVIPT MUTUAL     FTVIPT TEMP         FTVIPT
                                             GLOBAL REAL      SM CAP VAL,      SHARES SEC,     DEV MKTS SEC,       TEMP FOR
PRICE LEVEL                                   EST, CL 2           CL 2             CL 2             CL 1          SEC, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                        $    15,042      $    11,298      $    43,500      $        --      $        --
0.75%                                         11,756,647        9,831,513       14,332,523               --          388,845
0.85%                                            623,891        1,360,177        2,508,779               --               --
0.95%                                          8,272,193        6,988,599        7,478,453               --          390,760
1.00%                                            981,237          987,288        2,808,154               --               --
1.05%                                            504,362          653,920        1,103,510               --               --
1.10%                                             18,175          174,181          494,362               --               --
1.20%                                            953,169          968,506        1,703,966               --               --
1.25%                                                 --               --               --               --               --
1.25%                                              6,449           20,677           61,454       17,057,288               --
1.30%                                             84,734           52,582          493,785               --               --
1.45%                                             21,007           25,089           98,457               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $23,236,906      $21,073,830      $31,126,943      $17,057,288      $   779,605
------------------------------------------------------------------------------------------------------------------------------





 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                  GS VIT
                                                GS VIT           GS VIT        STRUCTD U.S.     JANUS ASPEN      JANUS ASPEN
                                             MID CAP VAL,    STRUCTD SM CAP        EQ,          GLOBAL TECH,      INTL GRO,
PRICE LEVEL                                      INST           EQ, INST           INST             SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                        $    41,581       $       --      $     8,355      $        --      $        --
0.75%                                         21,359,575          222,185        9,163,425          732,060        9,292,326
0.85%                                                 --               --          486,814               --               --
0.95%                                         15,860,268          463,860        6,175,507          579,687        8,501,936
1.00%                                          3,097,818               --        1,393,466           20,110          713,219
1.05%                                                 --               --          204,528               --               --
1.10%                                                 --               --           60,510               --               --
1.20%                                          2,586,786               --          983,399           61,532          596,983
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --            8,438               --               --
1.30%                                                 --               --           79,695               --               --
1.45%                                                 --               --            5,563               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $42,946,028       $  686,045      $18,569,700      $ 1,393,389      $19,104,464
------------------------------------------------------------------------------------------------------------------------------

                                             JANUS ASPEN      JANUS ASPEN     LAZARD RETIRE       LM PTNRS           MFS
                                             LG CAP GRO,      MID CAP GRO,       INTL EQ,        VAR SM CAP     INV GRO STOCK,
PRICE LEVEL                                      SERV             SERV             SERV          GRO, CL I         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $   329,814       $       --      $        90      $        76      $     6,032
0.75%                                          8,922,660          548,128        4,218,073           47,348        4,682,068
0.85%                                         16,898,475               --               --          259,190           81,033
0.95%                                          4,294,300          734,644        3,783,269           58,040        2,643,593
1.00%                                          2,993,168               --          593,361              551          445,009
1.05%                                          8,255,454               --               --           82,155           43,380
1.10%                                          5,026,973               --               --           31,634              278
1.20%                                          1,527,019               --          582,156              904          279,801
1.25%                                                 --               --               --               --               --
1.25%                                             85,817               --               --               76               93
1.30%                                          3,368,238               --               --               76               92
1.45%                                            291,321               --               --               76               92
------------------------------------------------------------------------------------------------------------------------------
Total                                        $51,993,239       $1,282,772      $ 9,176,949      $   480,126      $ 8,181,471
------------------------------------------------------------------------------------------------------------------------------

                                                 MFS              MFS              MFS             NB AMT         NB AMT SOC
                                               NEW DIS,      TOTAL RETURN,      UTILITIES,         INTL,         RESPONSIVE,
PRICE LEVEL                                    SERV CL          SERV CL          SERV CL            CL S             CL S
                                           -----------------------------------------------------------------------------------
0.55%                                        $     8,803       $    7,672      $    42,842      $   114,383      $        --
0.75%                                          3,391,309        2,595,742        7,382,514        3,774,010               --
0.85%                                                 --          977,766        1,443,651        6,294,674          150,716
0.95%                                          2,171,275        1,039,166        6,069,100        1,928,208               --
1.00%                                            197,952          220,352        1,154,695        1,177,354               --
1.05%                                                 --          156,473        1,172,661        3,119,336          138,953
1.10%                                                 --           20,590           89,268        1,910,648           52,166
1.20%                                            277,099          630,222          998,186          619,476               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --           12,032           19,736           34,241               97
1.30%                                                 --          141,008           92,895        1,302,542              182
1.45%                                                 --           24,778           42,832          110,069               91
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 6,046,438       $5,825,801      $18,508,380      $20,384,941      $   342,205
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    91

                                                OPPEN            OPPEN            OPPEN            OPPEN          PIMCO VIT
                                            GLOBAL SEC VA,     MAIN ST SM       STRATEGIC         VAL VA,         ALL ASSET,
PRICE LEVEL                                      SERV         CAP VA, SERV    BOND VA, SERV         SERV          ADVISOR CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $    31,240       $    3,645      $    234,305     $        --      $   251,364
0.75%                                          4,507,711        1,565,027        37,215,410              --       10,699,245
0.85%                                          1,418,890          568,580        24,639,353         371,015       17,293,548
0.95%                                          3,069,418        1,453,834        22,092,626              --        5,602,275
1.00%                                          1,240,881          217,482         7,769,023              --        3,543,478
1.05%                                            742,604          348,783        13,792,997         377,267        8,910,434
1.10%                                            102,689           13,178         7,620,997           9,921        5,492,741
1.20%                                            812,799          443,916         4,901,695              --        1,916,053
1.25%                                                 --               --                --              --               --
1.25%                                              6,818               81           256,651              97          147,783
1.30%                                             83,361           53,837         5,858,468              84        3,678,443
1.45%                                             20,257            2,246           768,568             780          446,161
------------------------------------------------------------------------------------------------------------------------------
Total                                        $12,036,668       $4,670,609      $125,150,093     $   759,164      $57,981,525
------------------------------------------------------------------------------------------------------------------------------

                                               PIONEER          PIONEER        PUT VT HLTH         PUT VT           PUT VT
                                             EQ INC VCT,     INTL VAL VCT,      SCIENCES,         INTL EQ,      INTL NEW OPP,
PRICE LEVEL                                     CL II            CL II            CL IB            CL IB            CL IB
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --       $       --      $      6,049     $        80      $        --
0.75%                                          4,775,170          534,029         1,255,239       4,240,849        1,064,302
0.85%                                                 --               --                --              --               --
0.95%                                          1,773,681          235,962           848,502       2,613,032          984,563
1.00%                                            482,932           62,153           380,804         533,916               --
1.05%                                                 --               --                --              --               --
1.10%                                                 --               --                --              --               --
1.20%                                            296,727           18,790           121,520         200,175               --
1.25%                                                 --               --                --              --               --
1.25%                                                 --               --                --              --               --
1.30%                                                 --               --                --              --               --
1.45%                                                 --               --                --              --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 7,328,510       $  850,934      $  2,612,114     $ 7,588,052      $ 2,048,865
------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT           PUT VT
                                               NEW OPP,          VISTA,           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                     CL IA            CL IB             BAL           CASH MGMT        CORE BOND
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --       $    2,172      $      6,442     $     1,778      $   300,716
0.75%                                                 --        1,569,018         2,872,667      19,158,381        1,786,175
0.85%                                                 --               --           243,217       4,059,645          130,955
0.95%                                                 --          826,569         2,314,583      18,118,005        1,451,396
1.00%                                                 --           31,081           806,900       2,087,903          630,590
1.05%                                                 --               --           134,643       2,304,685          503,860
1.10%                                                 --               --             4,062         791,641            2,467
1.20%                                                 --            7,449           702,158       2,465,158          719,159
1.25%                                                 --               --            21,531(1)      207,178(1)            --
1.25%                                         12,707,018               --        13,830,058(2)    5,898,194(2)         3,066
1.30%                                                 --               --            97,487       1,299,174           60,298
1.45%                                                 --               --            56,596       1,121,281           21,771
------------------------------------------------------------------------------------------------------------------------------
Total                                        $12,707,018       $2,436,289      $ 21,090,344     $57,513,023      $ 5,610,453
------------------------------------------------------------------------------------------------------------------------------





 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                RVS VP           RVS VP          THDL VP        RVS PTNRS VP        RVS VP
PRICE LEVEL                                    DIV BOND        DIV EQ INC       EMER MKTS     FUNDAMENTAL VAL    GLOBAL BOND
                                           -----------------------------------------------------------------------------------
0.55%                                        $    660,682     $    615,843     $   201,851      $   229,768      $   127,730
0.75%                                          47,733,732       47,981,720      11,313,164        7,855,998       17,242,069
0.85%                                          42,770,064       21,579,435       8,197,425       12,439,138       14,563,685
0.95%                                          32,424,387       33,426,719       7,785,166        3,634,535       12,363,536
1.00%                                          11,306,881        9,419,092       2,451,205        2,414,395        4,114,804
1.05%                                          24,274,077       11,216,773       4,241,285        6,163,619        8,151,915
1.10%                                          13,855,078        5,668,725       2,204,343        3,796,595        4,664,011
1.20%                                           7,052,435        7,301,108       1,650,427        1,239,692        3,277,589
1.25%                                             519,520(1)            --              --               --          141,863(1)
1.25%                                          11,528,752(2)       136,764          41,051           69,292        4,176,009(2)
1.30%                                           9,800,185        4,019,684       1,439,554        2,527,434        3,285,422
1.45%                                           1,582,627          374,494         104,822          234,000          454,557
------------------------------------------------------------------------------------------------------------------------------
Total                                        $203,508,420     $141,740,357     $39,630,293      $40,604,466      $72,563,190
------------------------------------------------------------------------------------------------------------------------------

                                            RVS VP GLOBAL
                                              INFLATION          RVS VP           RVS VP           RVS VP          THDL VP
PRICE LEVEL                                    PROT SEC           GRO         HI YIELD BOND       INC OPP          INTL OPP
                                           -----------------------------------------------------------------------------------
0.55%                                        $     97,022     $     18,612     $    30,320      $   131,230      $    15,231
0.75%                                          10,404,255        6,521,688      17,758,238        7,631,458        3,591,647
0.85%                                           9,082,991          769,500         965,104       10,526,067          158,703
0.95%                                           5,510,488        4,265,184      14,513,502        4,082,140        3,680,755
1.00%                                           3,106,761        1,111,552       2,177,967        2,321,580          746,144
1.05%                                           5,141,850          639,308         870,283        5,547,018          223,866
1.10%                                           2,896,648           12,467          77,044        3,328,911            2,449
1.20%                                           2,016,424          637,204       2,504,158        1,226,034          440,975
1.25%                                                  --               --           6,640(1)            --            5,458(1)
1.25%                                             105,754               86       8,321,877(2)        78,184       14,747,147(2)
1.30%                                           2,012,314           45,022         190,307        2,216,059           59,206
1.45%                                             323,376               85          27,543          233,327            5,596
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 40,697,883     $ 14,020,708     $47,442,983      $37,322,008      $23,677,177
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP           RVS VP           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                   LG CAP EQ        LG CAP VAL      MID CAP GRO      MID CAP VAL        S&P 500
                                           -----------------------------------------------------------------------------------
0.55%                                        $     19,542     $         65     $       333      $   267,994      $       880
0.75%                                          15,904,630          171,571       1,951,848        4,390,680        8,211,937
0.85%                                             297,492           52,214          42,288        3,940,471          211,471
0.95%                                           8,939,400          170,536       1,242,644        3,169,963        6,235,109
1.00%                                           1,883,241           35,996         229,387        1,204,679        1,427,683
1.05%                                             260,179            6,016          40,736        2,375,147           80,770
1.10%                                                 114            9,500          46,419        1,098,177           12,718
1.20%                                           1,170,737           17,702          87,895          909,931        1,103,270
1.25%                                                 114(1)            --           3,010(1)            --               --
1.25%                                          30,108,950(2)            83       5,461,330(2)        24,438            4,354
1.30%                                                 114               83           4,484          844,049           11,656
1.45%                                                 114               83           2,619           64,383           25,431
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 58,584,627     $    463,849     $ 9,112,993      $18,289,912      $17,325,279
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    93

                                                                                                RVS PTNRS VP        ROYCE
                                             RVS PTNRS VP        RVS VP           RVS VP           SM CAP         MICRO-CAP,
PRICE LEVEL                                   SELECT VAL     SHORT DURATION     SM CAP ADV          VAL           INVEST CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $       317      $     3,142      $        87      $   235,296      $        --
0.75%                                            473,961       10,097,397        2,682,876       15,634,076        1,459,335
0.85%                                            105,835          377,989           26,573       12,270,303               --
0.95%                                            184,234        8,898,937        2,099,109        8,636,694        1,725,637
1.00%                                             73,783        1,126,503          310,994        3,180,701               --
1.05%                                             10,432          283,152           32,822        6,072,886               --
1.10%                                              1,271          181,899               80        3,694,063               --
1.20%                                             14,932          771,155          404,017        1,846,641               --
1.25%                                                 --               --               --               --               --
1.25%                                              1,813            2,471               79           60,886               --
1.30%                                              5,178           36,476            1,864        2,511,878               --
1.45%                                                 86           50,900               79          201,372               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $   871,842      $21,830,021      $ 5,558,580      $54,344,796      $ 3,184,972
------------------------------------------------------------------------------------------------------------------------------

                                                                  VANK             VANK             VANK
                                              THIRD AVE      LIT COMSTOCK,   UIF GLOBAL REAL    UIF MID CAP      WANGER INTL
PRICE LEVEL                                      VAL             CL II          EST, CL II       GRO, CL II         SM CAP
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --      $   208,062      $    59,845      $     1,966      $   128,383
0.75%                                          2,584,194       14,039,575        2,549,470        1,557,667       21,818,484
0.85%                                                 --       10,022,404        3,088,792          332,638        5,437,619
0.95%                                          3,382,645        7,005,687        1,468,137          593,683       16,134,335
1.00%                                                 --        3,613,776          537,759          167,848        3,852,778
1.05%                                                 --        4,804,300        1,486,984          331,508        2,880,681
1.10%                                                 --        2,940,495          852,828          113,772        1,317,805
1.20%                                                 --        2,491,554          261,214           92,948        3,060,198
1.25%                                                 --               --               --               --               --
1.25%                                                 --           50,463           23,694            4,671           34,277
1.30%                                                 --        2,036,393          544,912           12,484          959,114
1.45%                                                 --          202,433           64,180            7,146           64,604
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 5,966,839      $47,415,142      $10,937,815      $ 3,216,331      $55,688,278
------------------------------------------------------------------------------------------------------------------------------

                                                               WF ADV VT
                                                WANGER           ASSET          WF ADV VT        WF ADV VT        WF ADV VT
PRICE LEVEL                                   U.S. SM CO         ALLOC          INTL CORE           OPP           SM CAP GRO
                                           -----------------------------------------------------------------------------------
0.55%                                        $   129,319      $        --      $        --      $       100      $        88
0.75%                                         26,002,124        3,429,968        1,487,473        1,622,046        3,367,355
0.85%                                          6,488,043               --               --           83,956          647,917
0.95%                                         19,036,559        2,930,863          669,654        1,424,613        2,053,928
1.00%                                          4,671,361          554,635           50,894           91,601          294,579
1.05%                                          3,205,041               --               --          144,658          569,374
1.10%                                          1,523,391               --               --              449          101,218
1.20%                                          3,636,155          193,140           40,585           77,000          275,068
1.25%                                                 --               --               --               --               --
1.25%                                             46,588               --               --              119           32,412
1.30%                                          1,110,811               --               --              118           52,966
1.45%                                             93,620               --               --              815            5,260
------------------------------------------------------------------------------------------------------------------------------
Total                                        $65,943,012      $ 7,108,606      $ 2,248,606      $ 3,445,475      $ 7,400,165
------------------------------------------------------------------------------------------------------------------------------




(1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.



(2) Applicable to FPA product only.



 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS



The following is a summary for each period in the five year period ended Dec. 31, 2007 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.




                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2007          1,650         $0.77  to  $0.75        $1,253            --        0.75%    to   0.95%    11.17%      to    10.95%
2006          1,938         $0.69  to  $0.68        $1,325         0.06%        0.75%    to   0.95%     5.51%      to     5.30%
2005          2,111         $0.65  to  $0.65        $1,370         0.06%        0.75%    to   0.95%     8.02%      to     7.81%
2004          2,381         $0.60  to  $0.60        $1,432            --        0.75%    to   0.95%     5.83%      to     5.62%
2003          2,354         $0.57  to  $0.57        $1,339            --        0.75%    to   0.95%    29.55%      to    29.55%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2007          9,492         $1.30  to  $1.24       $12,160            --        0.55%    to   1.45%    11.12%      to    10.12%
2006         10,168         $1.17  to  $1.13       $11,762            --        0.55%    to   1.45%     5.48%      to    10.65%(10)
2005         12,337         $1.11  to  $1.34       $13,662            --        0.55%    to   1.20%     7.98%      to     7.29%
2004          3,288         $1.03  to  $1.25        $3,328            --        0.55%    to   1.20%     2.62%(5)   to     5.07%
2003          1,350         $0.94  to  $1.19        $1,276            --        0.75%    to   1.20%    28.77%      to    19.00%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2007            798         $1.43  to  $1.41        $1,138            --        0.75%    to   0.95%    10.01%      to     9.79%
2006            955         $1.30  to  $1.29        $1,238            --        0.75%    to   0.95%    15.65%      to    15.42%
2005          1,145         $1.13  to  $1.11        $1,284            --        0.75%    to   0.95%     8.79%      to     8.57%
2004          1,315         $1.03  to  $1.03        $1,355            --        0.75%    to   0.95%    14.64%      to    14.41%
2003          1,370         $0.90  to  $0.90        $1,233            --        0.75%    to   0.95%    34.33%      to    34.33%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2007          2,571         $1.45  to  $1.25        $3,873            --        0.55%    to   1.45%     9.94%      to     8.95%
2006          2,255         $1.32  to  $1.15        $3,311            --        0.55%    to   1.45%    15.62%      to    12.15%(10)
2005          1,938         $1.14  to  $1.60        $2,518            --        0.55%    to   1.20%     8.67%      to     7.97%
2004          1,713         $1.05  to  $1.49        $2,044            --        0.55%    to   1.20%     5.05%(5)   to    13.90%
2003          1,091         $1.02  to  $1.30        $1,128            --        0.75%    to   1.20%    34.21%      to    30.00%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2007         11,316         $1.96  to  $1.96       $22,274         0.96%        1.25%    to   1.25%     6.77%      to     6.77%
2006         15,911         $1.83  to  $1.83       $29,289         0.50%        1.25%    to   1.25%    15.26%      to    15.26%
2005         22,011         $1.59  to  $1.59       $35,121         1.39%        1.25%    to   1.25%     4.01%      to     4.01%
2004         27,583         $1.53  to  $1.53       $42,296         0.97%        1.25%    to   1.25%     7.62%      to     7.62%
2003         29,671         $1.42  to  $1.42       $42,231         1.02%        1.25%    to   1.25%    22.41%      to    22.41%
------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2007            615         $1.41  to  $2.01          $868            --        0.75%    to   1.20%    11.34%      to    10.84%
2006            799         $1.27  to  $1.82        $1,013            --        0.75%    to   1.20%    15.25%      to    14.73%
2005          1,004         $1.10  to  $1.58        $1,107            --        0.75%    to   1.20%     9.89%      to     9.40%
2004            991         $1.00  to  $1.45          $994            --        0.75%    to   1.20%    12.49%      to    11.99%
2003          1,000         $0.89  to  $1.29          $889            --        0.75%    to   1.20%    36.92%      to    29.00%
------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2007            855         $0.98  to  $1.22          $913         1.36%        0.55%    to   1.20%   (22.64%)     to   (23.15%)
2006          1,169         $1.26  to  $1.58        $1,638         1.59%        0.55%    to   1.20%    15.81%      to    15.06%
2005          1,061         $1.09  to  $1.37        $1,271         1.27%        0.55%    to   1.20%     5.33%      to     4.65%
2004          1,238         $1.04  to  $1.31        $1,409         0.78%        0.55%    to   1.20%     3.48%(5)   to     7.38%
2003            990         $1.05  to  $1.22        $1,046         0.64%        0.75%    to   1.20%    28.05%      to    22.00%
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    95

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER II
2007            687         $0.89  to  $0.88          $608         3.08%        0.85%    to   1.45%   (23.05%)     to   (23.52%)
2006             60         $1.15  to  $1.15           $69         5.89%        0.85%    to   1.45%    13.63%(10)  to    13.34%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2007          1,965         $1.14  to  $1.19        $2,287            --        0.55%    to   1.45%    10.90%      to     9.90%
2006          5,730         $1.03  to  $1.08        $5,980            --        0.55%    to   1.45%     3.11%(9)   to     5.97%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2007         15,301         $1.58  to  $1.37       $22,117         0.87%        0.55%    to   1.45%    13.82%      to    12.79%
2006            220         $1.39  to  $1.22          $283         3.03%        0.55%    to   1.45%    27.18%      to    19.40%(10)
2005             --         $1.09  to  $1.09            $1         1.50%        0.55%    to   1.20%     8.29%(7)   to     8.17%(7)
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2007          2,353         $1.24  to  $1.60        $2,117            --        0.55%    to   1.20%     7.11%      to     6.41%
2006          2,508         $1.15  to  $1.50        $2,120            --        0.55%    to   1.20%     9.88%      to     9.17%
2005          2,997         $1.05  to  $1.38        $2,366            --        0.55%    to   1.20%     1.61%      to     0.96%
2004          1,505         $1.03  to  $1.36        $1,111            --        0.55%    to   1.20%     3.17%(5)   to     3.38%
2003            947         $0.69  to  $1.32          $660            --        0.75%    to   1.20%    43.75%      to    32.00%
------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2007          1,790         $1.36  to  $1.46        $2,537            --        0.55%    to   1.45%    19.23%      to    18.16%
2006          2,041         $1.14  to  $1.23        $2,392            --        0.55%    to   1.45%     7.79%      to    21.02%(10)
2005            270         $1.06  to  $1.06          $287            --        0.55%    to   1.20%     5.87%(7)   to     5.76%(7)
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2007         15,833         $1.30  to  $1.21       $21,599         1.20%        0.55%    to   1.45%     4.28%      to     3.34%
2006         17,407         $1.25  to  $1.17       $22,976         1.16%        0.55%    to   1.45%    16.34%      to    14.81%(10)
2005         18,545         $1.08  to  $1.41       $21,157         1.26%        0.55%    to   1.20%     4.02%      to     3.35%
2004         15,332         $1.03  to  $1.36       $16,842         0.72%        0.55%    to   1.20%     3.49%(5)   to     9.89%
2003         10,065         $0.98  to  $1.24        $9,953         0.80%        0.75%    to   1.20%    32.43%      to    30.53%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2007         40,252         $1.73  to  $1.28       $81,765         0.98%        0.55%    to   1.45%     5.00%      to     4.05%
2006         26,216         $1.64  to  $1.23       $60,645         1.25%        0.55%    to   1.45%    34.38%      to    20.40%(10)
2005         16,717         $1.22  to  $2.06       $31,785         0.46%        0.55%    to   1.20%    15.88%      to    15.13%
2004          7,741         $1.06  to  $1.79       $12,765         0.40%        0.55%    to   1.20%     5.52%(5)   to    23.40%
2003          3,795         $1.31  to  $1.45        $5,044         0.25%        0.75%    to   1.20%    42.39%      to    42.16%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2007            115         $1.29  to  $1.28          $149            --        0.85%    to   1.45%    12.65%      to    11.97%
2006             15         $1.14  to  $1.14           $18            --        0.85%    to   1.45%    12.47%(10)  to    12.18%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------


 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2007          1,837         $1.21  to  $1.19        $2,203         0.64%        0.75%    to   0.95%    17.17%      to    16.93%
2006          1,995         $1.03  to  $1.02        $2,045         1.66%        0.75%    to   0.95%    24.09%      to    23.85%
2005          2,315         $0.83  to  $0.82        $1,915         1.15%        0.75%    to   0.95%    12.41%      to    12.18%
2004          2,554         $0.74  to  $0.73        $1,882         0.56%        0.75%    to   0.95%    14.07%      to    13.84%
2003          2,798         $0.65  to  $0.64        $1,810         0.67%        0.75%    to   0.95%    22.64%      to    23.08%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2007          3,652         $1.73  to  $2.17        $6,327         0.52%        0.55%    to   1.20%    17.27%      to    16.50%
2006          3,778         $1.48  to  $1.87        $5,576         1.42%        0.55%    to   1.20%    24.06%      to    23.26%
2005          3,834         $1.19  to  $1.51        $4,601         0.96%        0.55%    to   1.20%    12.49%      to    11.76%
2004          3,289         $1.06  to  $1.35        $3,510         0.34%        0.55%    to   1.20%     6.00%(5)   to    13.41%
2003          2,201         $0.91  to  $1.19        $2,024         0.46%        0.75%    to   1.20%    24.66%      to    19.00%
------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2007         17,422         $0.90  to  $1.12       $18,180         1.20%        0.55%    to   1.45%   (10.10%)(14) to    (3.84%)
2006            281         $1.17  to  $1.16          $328         2.37%        0.85%    to   1.45%    15.11%(10)  to    14.81%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2007          2,318         $1.20  to  $1.30        $2,849            --        0.55%    to   1.45%    20.18%      to    19.09%
2006         12,682         $1.00  to  $1.09       $13,004            --        0.55%    to   1.45%    (3.92%)     to     6.99%(10)
2005          1,754         $1.04  to  $1.04        $1,816            --        0.55%    to   1.20%     3.73%(7)   to     3.62%(7)
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2007         11,636         $1.84  to  $2.46       $27,160         1.73%        0.75%    to   1.25%    (5.85%)     to    (6.32%)
2006         16,509         $1.95  to  $2.63       $41,529         1.48%        0.75%    to   1.25%    17.77%      to    17.18%
2005         21,842         $1.66  to  $2.24       $47,297         0.87%        0.75%    to   1.25%     4.25%      to     3.73%
2004         22,372         $1.59  to  $2.16       $46,818         0.97%        0.75%    to   1.25%    13.48%      to    12.92%
2003         20,864         $1.40  to  $1.92       $38,589         1.04%        0.75%    to   1.25%    27.27%      to    27.15%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2007         21,545         $1.20  to  $1.09       $31,158         1.40%        0.55%    to   1.45%    (5.83%)     to    (6.68%)
2006         21,607         $1.27  to  $1.16       $34,374         1.20%        0.55%    to   1.45%    17.82%      to    14.75%(10)
2005         21,144         $1.08  to  $1.47       $28,929         0.61%        0.55%    to   1.20%     4.28%      to     3.61%
2004         14,074         $1.04  to  $1.42       $18,477         0.70%        0.55%    to   1.20%     3.61%(5)   to    12.81%
2003          8,466         $1.15  to  $1.26        $9,744         0.76%        0.75%    to   1.20%    27.78%      to    26.00%
------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2007          3,616         $1.18  to  $1.37        $4,031         2.39%        0.55%    to   1.20%     2.19%      to     1.53%
2006          3,695         $1.16  to  $1.35        $4,052         2.60%        0.55%    to   1.20%     8.18%      to     7.48%
2005          3,158         $1.07  to  $1.26        $3,217         2.09%        0.55%    to   1.20%     5.07%      to     4.39%
2004          2,147         $1.02  to  $1.20        $2,109         2.37%        0.55%    to   1.20%     1.75%(5)   to     6.97%
2003          1,031         $0.88  to  $1.12          $913         2.54%        0.75%    to   1.20%    17.33%      to    12.00%
------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2007          5,726         $1.09  to  $1.08        $6,188         5.15%        0.55%    to   1.45%     1.14%      to     0.23%
2006          5,435         $1.07  to  $1.08        $5,824         3.34%        0.55%    to   1.45%     7.36%(8)   to     7.57%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    97

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2007         48,572         $1.20  to  $1.29       $60,711         0.07%        0.55%    to   1.45%    16.83%      to    15.78%
2006         21,577         $1.02  to  $1.12       $22,718            --        0.55%    to   1.45%     2.95%(9)   to    10.17%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2007          4,646         $1.27  to  $1.42        $6,072         0.17%        0.55%    to   1.45%    19.02%      to    17.94%
2006         10,130         $1.07  to  $1.20       $11,237         0.53%        0.55%    to   1.45%     6.74%(9)   to    18.34%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2007          2,413         $1.13  to  $1.14        $2,735         4.04%        0.55%    to   1.45%    16.68%      to    15.63%
2006          9,027         $0.97  to  $0.99        $8,820         4.39%        0.55%    to   1.45%    (4.10%)(9)  to    (2.13%)(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2007            372         $0.95  to  $0.93          $348            --        0.75%    to   0.95%    10.84%      to    10.62%
2006            557         $0.85  to  $0.84          $473            --        0.75%    to   0.95%     1.14%      to     0.93%
2005            676         $0.84  to  $0.84          $567            --        0.75%    to   0.95%     6.18%      to     5.97%
2004            714         $0.80  to  $0.79          $565            --        0.75%    to   0.95%    12.27%      to    12.05%
2003            768         $0.71  to  $0.70          $542            --        0.75%    to   0.95%    42.00%      to    40.00%
------------------------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2007          9,029         $1.24  to  $1.24       $11,188            --        1.25%    to   1.25%    (2.07%)     to    (2.07%)
2006         13,915         $1.26  to  $1.26       $17,607            --        1.25%    to   1.25%     3.47%      to     3.47%
2005         20,254         $1.22  to  $1.22       $24,771            --        1.25%    to   1.25%    (3.89%)     to    (3.89%)
2004         25,658         $1.27  to  $1.27       $32,649            --        1.25%    to   1.25%     9.49%      to     9.49%
2003         27,521         $1.16  to  $1.16       $31,955            --        1.25%    to   1.25%    46.84%      to    46.84%
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2007            186         $1.35  to  $1.34          $251         0.93%        0.85%    to   1.45%    15.85%      to    15.14%
2006             60         $1.16  to  $1.16           $70            --        0.85%    to   1.45%    14.81%(10)  to    14.51%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2007            118         $1.19  to  $1.18          $141         1.10%        0.85%    to   1.45%     3.04%      to     2.42%
2006             39         $1.15  to  $1.15           $45            --        0.85%    to   1.45%    14.11%(10)  to    13.81%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2007         29,866         $1.04  to  $1.02       $30,846         6.25%        0.55%    to   1.45%     1.08%      to     0.16%
2006         20,695         $1.03  to  $1.02       $21,264         6.14%        0.55%    to   1.45%     3.15%(9)   to     2.17%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------


 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2007          2,486         $1.20  to  $1.21        $3,119         0.82%        0.75%    to   1.45%     7.20%      to     6.45%
2006          2,817         $1.12  to  $1.13        $3,329         1.00%        0.75%    to   1.45%    11.56%      to    11.42%(10)
2005          2,970         $1.00  to  $1.31        $3,141         0.76%        0.75%    to   1.20%     7.93%      to     7.45%
2004          2,642         $0.93  to  $1.22        $2,614         1.17%        0.75%    to   1.20%     8.12%      to     7.63%
2003          1,756         $0.86  to  $1.13        $1,588         6.54%        0.75%    to   1.20%     3.61%(4)   to     4.63%(4)
------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2007          2,622         $1.69  to  $1.32        $4,281         2.07%        0.55%    to   1.45%    14.09%      to    13.07%
2006          3,121         $1.48  to  $1.16        $4,544         3.59%        0.55%    to   1.45%    22.21%      to    14.55%(10)
2005          2,435         $1.21  to  $1.21        $2,945         3.75%        0.55%    to   1.20%    15.04%      to    14.30%
2004             87         $1.06  to  $1.05           $92         9.11%        0.55%    to   1.20%     5.63%(5)   to     5.54%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2007         62,280         $1.21  to  $1.29       $77,767         0.88%        0.55%    to   1.45%    16.66%      to    15.61%
2006         39,656         $1.03  to  $1.11       $41,947         1.73%        0.55%    to   1.45%     3.50%(9)   to     9.60%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2007          5,142         $1.22  to  $1.20        $6,229         1.66%        0.75%    to   0.95%    11.16%      to    10.94%
2006          6,021         $1.10  to  $1.08        $6,567         0.85%        0.75%    to   0.95%    12.17%      to    11.94%
2005          6,876         $0.98  to  $0.97        $6,693         1.42%        0.75%    to   0.95%     6.72%      to     6.51%
2004          7,075         $0.92  to  $0.91        $6,459         0.78%        0.75%    to   0.95%     4.97%      to     4.76%
2003          6,955         $0.87  to  $0.87        $6,058         1.06%        0.75%    to   0.95%    22.54%      to    22.54%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2007         20,937         $1.34  to  $1.61       $30,036         1.39%        0.55%    to   1.20%    11.24%      to    10.52%
2006         25,535         $1.21  to  $1.45       $33,068         0.71%        0.55%    to   1.20%    12.24%      to    11.51%
2005         27,566         $1.08  to  $1.30       $31,921         1.23%        0.55%    to   1.20%     6.81%      to     6.12%
2004         24,004         $1.01  to  $1.23       $25,969         0.62%        0.55%    to   1.20%     0.74%(5)   to     4.27%
2003         14,354         $1.01  to  $1.18       $14,771         0.67%        0.75%    to   1.20%    23.17%      to    21.65%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2007          5,520         $2.19  to  $2.16       $12,021         0.71%        0.75%    to   0.95%    14.62%      to    14.39%
2006          6,194         $1.91  to  $1.89       $11,782         0.26%        0.75%    to   0.95%    11.75%      to    11.53%
2005          6,837         $1.71  to  $1.69       $11,648         1.59%        0.75%    to   0.95%    17.32%      to    17.09%
2004          6,800         $1.46  to  $1.45        $9,887            --        0.75%    to   0.95%    23.84%      to    23.59%
2003          6,440         $1.18  to  $1.17        $7,570         0.30%        0.75%    to   0.95%    37.21%      to    37.65%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2007         46,042         $1.59  to  $1.27       $91,829         0.49%        0.55%    to   1.45%    14.70%      to    13.67%
2006         37,997         $1.38  to  $1.12       $74,334         0.16%        0.55%    to   1.45%    11.79%      to     9.65%(10)
2005         31,182         $1.24  to  $1.96       $57,959         1.46%        0.55%    to   1.20%    17.37%      to    16.61%
2004         23,734         $1.06  to  $1.68       $37,670            --        0.55%    to   1.20%     5.81%(5)   to    23.17%
2003         13,814         $1.27  to  $1.36       $17,664         0.19%        0.75%    to   1.20%    36.56%      to    36.00%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2007          1,970         $1.46  to  $1.44        $2,848         3.09%        0.75%    to   0.95%    16.32%      to    16.09%
2006          2,274         $1.25  to  $1.24        $2,830         0.75%        0.75%    to   0.95%    17.07%      to    16.84%
2005          2,233         $1.07  to  $1.06        $2,377         0.58%        0.75%    to   0.95%    18.08%      to    17.85%
2004          2,411         $0.91  to  $0.90        $2,176         0.97%        0.75%    to   0.95%    12.63%      to    12.41%
2003          1,804         $0.80  to  $0.80        $1,446         0.76%        0.75%    to   0.95%    40.35%      to    42.86%
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    99

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2007         11,215         $1.69  to  $1.34       $20,979         2.89%        0.55%    to   1.45%    16.41%      to    15.36%
2006         11,138         $1.46  to  $1.16       $18,398         0.69%        0.55%    to   1.45%    17.12%      to    14.68%(10)
2005         10,918         $1.24  to  $1.75       $15,626         0.48%        0.55%    to   1.20%    18.12%      to    17.37%
2004          9,927         $1.05  to  $1.49       $12,019         0.72%        0.55%    to   1.20%     5.07%(5)   to    11.95%
2003          3,998         $1.06  to  $1.33        $4,284         0.33%        0.75%    to   1.20%    41.33%      to    41.49%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2007         11,942         $1.12  to  $0.95       $23,237         2.44%        0.55%    to   1.45%   (21.30%)     to   (22.01%)
2006         15,867         $1.42  to  $1.22       $40,604         2.07%        0.55%    to   1.45%    19.92%      to    19.87%(10)
2005         17,091         $1.19  to  $1.99       $37,630         1.38%        0.55%    to   1.20%    12.85%      to    12.12%
2004         14,215         $1.05  to  $1.77       $27,833         1.87%        0.55%    to   1.20%     3.95%(5)   to    30.23%
2003          9,414         $1.51  to  $1.36       $14,127         2.35%        0.75%    to   1.20%    34.82%      to    33.33%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2007         10,936         $1.27  to  $1.10       $21,074         0.65%        0.55%    to   1.45%    (2.92%)     to    (3.79%)
2006         11,113         $1.31  to  $1.14       $23,423         0.64%        0.55%    to   1.45%    16.34%      to    11.41%(10)
2005          9,779         $1.12  to  $1.71       $18,464         0.74%        0.55%    to   1.20%     8.17%      to     7.47%
2004          6,961         $1.04  to  $1.59       $12,234         0.18%        0.55%    to   1.20%     3.92%(5)   to    22.27%
2003          4,112         $1.45  to  $1.30        $5,892         0.21%        0.75%    to   1.20%    31.82%      to    30.00%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2007         20,731         $1.39  to  $1.16       $31,127         1.40%        0.55%    to   1.45%     2.91%      to     1.98%
2006         17,585         $1.35  to  $1.14       $26,781         1.29%        0.55%    to   1.45%    17.73%      to    12.20%(10)
2005         13,184         $1.15  to  $1.49       $17,394         0.89%        0.55%    to   1.20%     9.95%      to     9.24%
2004          8,738         $1.04  to  $1.36       $10,601         0.76%        0.55%    to   1.20%     3.99%(5)   to    11.29%
2003          4,974         $1.05  to  $1.23        $5,342         0.96%        0.75%    to   1.20%    23.53%      to    24.24%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2007          8,880         $1.91  to  $1.91       $17,057         2.58%        1.25%    to   1.25%    27.48%      to    27.48%
2006         13,248         $1.50  to  $1.50       $19,939         1.27%        1.25%    to   1.25%    26.84%      to    26.84%
2005         18,350         $1.18  to  $1.18       $21,762         1.41%        1.25%    to   1.25%    26.18%      to    26.18%
2004         19,516         $0.94  to  $0.94       $18,344         1.94%        1.25%    to   1.25%    23.28%      to    23.28%
2003         19,088         $0.76  to  $0.76       $14,532         1.36%        1.25%    to   1.25%    52.00%      to    52.00%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2007            400         $1.96  to  $1.94          $780         1.91%        0.75%    to   0.95%    14.59%      to    14.36%
2006            500         $1.71  to  $1.69          $851         1.19%        0.75%    to   0.95%    20.54%      to    20.30%
2005            743         $1.42  to  $1.41        $1,049         1.25%        0.75%    to   0.95%     9.35%      to     9.13%
2004            746         $1.30  to  $1.29          $964         1.04%        0.75%    to   0.95%    17.65%      to    17.41%
2003            508         $1.10  to  $1.10          $558         1.56%        0.75%    to   0.95%    30.95%      to    30.95%
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2007         18,020         $1.39  to  $2.02       $42,946         0.70%        0.55%    to   1.20%     2.63%      to     1.97%
2006         21,391         $1.36  to  $1.98       $49,689         0.90%        0.55%    to   1.20%    15.53%      to    14.78%
2005         22,121         $1.17  to  $1.72       $44,587         0.72%        0.55%    to   1.20%    12.21%      to    11.48%
2004         13,606         $1.05  to  $1.55       $24,744         0.73%        0.55%    to   1.20%     4.59%(5)   to    24.39%
2003          8,432         $1.49  to  $1.24       $12,399         1.17%        0.75%    to   1.20%    27.35%      to    26.53%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2007            506         $1.37  to  $1.35          $686         0.36%        0.75%    to   0.95%   (17.11%)     to   (17.28%)
2006            612         $1.65  to  $1.63        $1,005         0.62%        0.75%    to   0.95%    11.43%      to    11.21%
2005            707         $1.48  to  $1.47        $1,042         0.23%        0.75%    to   0.95%     5.28%      to     5.07%
2004            956         $1.41  to  $1.40        $1,341         0.20%        0.75%    to   0.95%    15.46%      to    15.23%
2003            947         $1.22  to  $1.21        $1,152         0.23%        0.75%    to   0.95%    45.24%      to    44.05%
------------------------------------------------------------------------------------------------------------------------------


 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2007         17,065         $1.20  to  $1.09       $18,570         0.97%        0.55%    to   1.45%    (2.17%)     to    (3.05%)
2006         19,773         $1.22  to  $1.13       $22,050         1.03%        0.55%    to   1.45%    12.27%      to    10.42%(10)
2005         21,018         $1.09  to  $1.44       $20,965         1.12%        0.55%    to   1.20%     5.93%      to     5.24%
2004          9,790         $1.03  to  $1.37        $9,003         1.38%        0.55%    to   1.20%     3.07%(5)   to    13.57%
2003          6,258         $0.79  to  $1.21        $5,014         0.85%        0.75%    to   1.20%    27.42%      to    28.72%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2007          2,511         $0.54  to  $1.88        $1,393         0.35%        0.75%    to   1.20%    20.78%      to    20.24%
2006          2,334         $0.44  to  $1.56        $1,085            --        0.75%    to   1.20%     7.03%      to     6.54%
2005          2,443         $0.41  to  $1.47        $1,061            --        0.75%    to   1.20%    10.72%      to    10.22%
2004          2,658         $0.37  to  $1.33        $1,030            --        0.75%    to   1.20%    (0.18%)     to    (0.63%)
2003          2,880         $0.37  to  $1.34        $1,094            --        0.75%    to   1.20%    42.31%      to    44.09%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2007         10,021         $1.85  to  $3.64       $19,104         0.45%        0.75%    to   1.20%    27.06%      to    26.48%
2006          9,436         $1.46  to  $2.88       $14,156         1.91%        0.75%    to   1.20%    45.54%      to    44.89%
2005          9,115         $1.00  to  $1.99        $9,380         1.09%        0.75%    to   1.20%    30.96%      to    30.37%
2004          9,169         $0.77  to  $1.52        $7,202         0.88%        0.75%    to   1.20%    17.80%      to    17.27%
2003          8,377         $0.65  to  $1.30        $5,451         0.97%        0.75%    to   1.20%    32.65%      to    30.00%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN LG CAP GRO, SERV
2007         49,113         $1.06  to  $1.06       $51,993         0.66%        0.55%    to   1.45%     6.28%(14)  to     5.64%(14)
2006             --            --         --            --            --           --            --       --                --
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2007          1,812         $0.71  to  $0.70        $1,283         0.07%        0.75%    to   0.95%    20.82%      to    20.59%
2006          2,074         $0.59  to  $0.58        $1,215            --        0.75%    to   0.95%    12.46%      to    12.24%
2005          2,428         $0.52  to  $0.52        $1,267            --        0.75%    to   0.95%    11.19%      to    10.97%
2004          2,703         $0.47  to  $0.46        $1,270            --        0.75%    to   0.95%    19.58%      to    19.34%
2003          3,048         $0.39  to  $0.39        $1,198            --        0.75%    to   0.95%    34.48%      to    34.48%
------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2007          6,165         $1.55  to  $2.06        $9,177         2.36%        0.55%    to   1.20%    10.17%      to     9.46%
2006          7,603         $1.40  to  $1.89       $10,349         1.00%        0.55%    to   1.20%    21.86%      to    21.07%
2005          8,727         $1.15  to  $1.56        $9,739         1.01%        0.55%    to   1.20%    10.04%      to     9.33%
2004          6,718         $1.05  to  $1.42        $6,716         0.55%        0.55%    to   1.20%     4.32%(5)   to    13.61%
2003          4,382         $0.84  to  $1.25        $3,845         0.37%        0.75%    to   1.20%    27.27%      to    25.00%
------------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2007            471         $1.02  to  $1.01          $480            --        0.55%    to   1.45%     2.01%(13)  to     1.39%(13)
2006             --            --         --            --            --           --            --       --                --
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2007         10,490         $1.26  to  $1.23        $8,181         0.09%        0.55%    to   1.45%    10.41%      to     9.41%
2006         13,195         $1.14  to  $1.13        $9,319            --        0.55%    to   1.45%     6.72%      to    11.09%(10)
2005         14,893         $1.07  to  $1.25        $9,835         0.14%        0.55%    to   1.20%     3.66%      to     2.99%
2004         12,506         $1.03  to  $1.21        $7,877            --        0.55%    to   1.20%     3.36%(5)   to     7.69%
2003         10,992         $0.57  to  $1.12        $6,414            --        0.75%    to   1.20%    21.28%      to    12.00%
------------------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    101

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2007          6,207         $1.24  to  $1.54        $6,046            --        0.55%    to   1.20%     1.69%      to     1.02%
2006          7,302         $1.22  to  $1.52        $7,048            --        0.55%    to   1.20%    12.31%      to    11.59%
2005          8,986         $1.09  to  $1.37        $7,754            --        0.55%    to   1.20%     4.46%      to     3.78%
2004         10,441         $1.04  to  $1.32        $8,577            --        0.55%    to   1.20%     4.11%(5)   to     4.94%
2003         10,179         $0.76  to  $1.25        $7,874            --        0.75%    to   1.20%    33.33%      to    31.58%
------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2007          4,955         $1.20  to  $1.13        $5,826         2.10%        0.55%    to   1.45%     3.36%      to     2.43%
2006          3,849         $1.16  to  $1.10        $4,425         2.04%        0.55%    to   1.45%    11.01%      to     9.09%(10)
2005          2,848         $1.05  to  $1.04        $2,967         1.14%        0.55%    to   1.20%     2.04%      to     1.38%
2004            132         $1.02  to  $1.02          $135            --        0.55%    to   1.20%     2.59%(5)   to     2.50%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2007          8,562         $2.03  to  $1.51       $18,508         0.82%        0.55%    to   1.45%    26.85%      to    25.71%
2006          7,956         $1.60  to  $1.20       $14,493         1.83%        0.55%    to   1.45%    30.24%      to    18.69%(10)
2005          5,835         $1.23  to  $2.02        $8,430         0.44%        0.55%    to   1.20%    15.93%      to    15.19%
2004          2,993         $1.06  to  $1.75        $3,691         1.22%        0.55%    to   1.20%     6.54%(5)   to    28.30%
2003          1,600         $0.92  to  $1.37        $1,520         1.82%        0.75%    to   1.20%    35.29%      to    37.00%
------------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2007         17,665         $1.07  to  $1.20       $20,385         2.13%        0.55%    to   1.45%     2.64%      to     1.72%
2006          9,756         $1.05  to  $1.18       $10,638         1.30%        0.55%    to   1.45%     4.11%(9)   to    17.74%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2007            275         $1.25  to  $1.24          $342         0.02%        0.85%    to   1.45%     6.46%      to     5.82%
2006            204         $1.17  to  $1.17          $239            --        0.85%    to   1.45%    14.92%(10)  to    14.62%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2007          8,439         $1.50  to  $1.23       $12,037         1.11%        0.55%    to   1.45%     5.50%      to     4.55%
2006          7,587         $1.42  to  $1.18       $10,525         0.67%        0.55%    to   1.45%    16.72%      to    15.96%(10)
2005          3,888         $1.22  to  $1.21        $4,707         0.24%        0.55%    to   1.20%    13.44%      to    12.70%
2004             77         $1.07  to  $1.07           $83            --        0.55%    to   1.20%     6.93%(5)   to     6.84%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2007          3,794         $1.28  to  $1.12        $4,671         0.14%        0.55%    to   1.45%    (1.94%)     to    (2.82%)
2006          2,782         $1.30  to  $1.15        $3,565         0.02%        0.55%    to   1.45%    14.03%      to    11.94%(10)
2005          1,160         $1.14  to  $1.13        $1,319            --        0.55%    to   1.20%     9.12%      to     8.41%
2004             37         $1.05  to  $1.05           $39            --        0.55%    to   1.20%     4.38%(5)   to     4.29%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2007        106,204         $1.21  to  $1.14      $125,150         2.45%        0.55%    to   1.45%     8.95%      to     7.97%
2006         49,885         $1.11  to  $1.06       $54,689         2.95%        0.55%    to   1.45%     6.65%      to     5.92%(10)
2005         18,152         $1.04  to  $1.03       $18,845         0.78%        0.55%    to   1.20%     1.92%      to     1.26%
2004            261         $1.02  to  $1.02          $267            --        0.55%    to   1.20%     2.25%(5)   to     2.17%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------


 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2007            678         $1.12  to  $1.11          $759         0.52%        0.85%    to   1.45%     4.80%      to     4.17%
2006             54         $1.07  to  $1.07           $58            --        0.85%    to   1.45%     6.99%(11)  to     6.81%(11)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2007         51,815         $1.12  to  $1.11       $57,982         8.16%        0.55%    to   1.45%     7.59%      to     6.62%
2006         31,227         $1.04  to  $1.04       $32,574         9.00%        0.55%    to   1.45%     4.65%(9)   to     4.22%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2007          5,003         $1.44  to  $1.69        $7,329         2.27%        0.75%    to   1.20%    (0.21%)     to    (0.66%)
2006          5,347         $1.44  to  $1.70        $7,896         2.33%        0.75%    to   1.20%    21.21%      to    20.67%
2005          5,917         $1.19  to  $1.41        $7,241         2.14%        0.75%    to   1.20%     4.73%      to     4.26%
2004          5,263         $1.14  to  $1.35        $6,142         2.21%        0.75%    to   1.20%    15.17%      to    14.66%
2003          3,348         $0.99  to  $1.18        $3,365         2.18%        0.75%    to   1.20%    22.22%      to    20.41%
------------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2007            753         $1.13  to  $1.13          $851         0.32%        0.75%    to   1.20%    12.39%      to    11.89%
2006          1,223         $1.01  to  $1.01        $1,231            --        0.75%    to   1.20%     0.70%(12)  to     0.68%(12)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2007          2,313         $1.18  to  $1.31        $2,612         0.82%        0.55%    to   1.20%    (1.15%)     to    (1.79%)
2006          2,895         $1.19  to  $1.34        $3,345         0.36%        0.55%    to   1.20%     2.23%      to     1.57%
2005          3,501         $1.17  to  $1.32        $3,987         0.06%        0.55%    to   1.20%    12.58%      to    11.85%
2004          2,952         $1.04  to  $1.18        $2,995         0.16%        0.55%    to   1.20%     3.83%(5)   to     5.85%
2003          2,386         $0.91  to  $1.11        $2,253         0.44%        0.75%    to   1.20%    16.67%      to    11.00%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2007          4,260         $1.61  to  $2.17        $7,588         2.88%        0.55%    to   1.20%     7.77%      to     7.07%
2006          4,789         $1.50  to  $2.02        $7,918         0.62%        0.55%    to   1.20%    27.03%      to    26.20%
2005          5,645         $1.18  to  $1.60        $7,374         1.43%        0.55%    to   1.20%    11.58%      to    10.86%
2004          6,069         $1.06  to  $1.45        $7,116         1.49%        0.55%    to   1.20%     5.60%(5)   to    14.81%
2003          6,677         $1.00  to  $1.26        $6,752         0.70%        0.75%    to   1.20%    28.21%      to    27.27%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2007          1,704         $1.21  to  $1.19        $2,049         0.84%        0.75%    to   0.95%    12.36%      to    12.14%
2006          2,000         $1.08  to  $1.06        $2,141         1.35%        0.75%    to   0.95%    25.19%      to    24.94%
2005          2,384         $0.86  to  $0.85        $2,042         0.67%        0.75%    to   0.95%    17.48%      to    17.25%
2004          2,623         $0.73  to  $0.73        $1,914         1.01%        0.75%    to   0.95%    12.50%      to    12.28%
2003          3,045         $0.65  to  $0.65        $1,977         0.30%        0.75%    to   0.95%    32.65%      to    32.65%
------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2007          8,906         $1.43  to  $1.43       $12,707         0.17%        1.25%    to   1.25%     4.69%      to     4.69%
2006         12,653         $1.36  to  $1.36       $17,241         0.18%        1.25%    to   1.25%     7.48%      to     7.48%
2005         17,270         $1.27  to  $1.27       $21,892         0.38%        1.25%    to   1.25%     8.96%      to     8.96%
2004         22,122         $1.16  to  $1.16       $25,735            --        1.25%    to   1.25%     9.20%      to     9.20%
2003         26,316         $1.06  to  $1.06       $28,036            --        1.25%    to   1.25%    30.86%      to    30.86%
------------------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    103

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2007          3,609         $1.28  to  $1.71        $2,436            --        0.55%    to   1.20%     3.24%      to     2.57%
2006          4,059         $1.24  to  $1.66        $2,664            --        0.55%    to   1.20%     4.88%      to     4.20%
2005          4,962         $1.18  to  $1.60        $3,111            --        0.55%    to   1.20%    11.54%      to    10.81%
2004          5,546         $1.06  to  $1.44        $3,114            --        0.55%    to   1.20%     5.71%(5)   to    17.19%
2003          6,250         $0.48  to  $1.23        $2,981            --        0.75%    to   1.20%    33.33%      to    23.00%
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2007         13,925         $1.22  to  $1.12       $21,090         2.84%        0.55%    to   1.45%     1.17%      to     0.27%
2006         15,340         $1.20  to  $1.12       $24,281         2.46%        0.55%    to   1.45%    13.76%      to    10.40%(10)
2005         19,036         $1.06  to  $1.54       $27,184         2.58%        0.55%    to   1.25%     3.36%      to     2.63%
2004         21,170         $1.02  to  $1.50       $29,783         2.27%        0.55%    to   1.25%     2.51%(5)   to     8.23%
2003         22,006         $0.87  to  $1.39       $28,908         2.25%        0.75%    to   1.25%    19.18%      to    18.80%
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2007         50,866         $1.11  to  $1.05       $57,513         4.72%        0.55%    to   1.45%     4.24%      to     3.32%
2006         37,748         $1.06  to  $1.01       $41,386         4.44%        0.55%    to   1.45%     3.91%      to     1.37%(10)
2005         24,998         $1.02  to  $1.20       $26,813         2.56%        0.55%    to   1.25%     2.05%      to     1.34%
2004         29,076         $1.00  to  $1.19       $30,915         0.74%        0.55%    to   1.25%     0.11%(5)   to    (0.51%)
2003         30,255         $1.04  to  $1.19       $32,413         0.51%        0.75%    to   1.25%     0.00%      to    (0.83%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2007          5,157         $1.10  to  $1.07        $5,610         4.47%        0.55%    to   1.45%     4.76%      to     3.82%
2006          2,959         $1.05  to  $1.03        $3,094         4.20%        0.55%    to   1.45%     3.25%      to     2.99%(10)
2005          1,776         $1.02  to  $1.01        $1,802         3.42%        0.55%    to   1.20%     1.22%      to     0.57%
2004             44         $1.01  to  $1.00           $49         1.49%        0.55%    to   1.20%     0.53%(5)   to     0.44%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2007        169,601         $1.11  to  $1.07      $203,508         4.75%        0.55%    to   1.45%     4.62%      to     3.68%
2006         98,054         $1.06  to  $1.03      $120,156         4.39%        0.55%    to   1.45%     3.84%      to     3.48%(10)
2005         55,403         $1.02  to  $1.37       $69,868         3.71%        0.55%    to   1.25%     1.56%      to     0.85%
2004         40,899         $1.01  to  $1.36       $51,941         3.83%        0.55%    to   1.25%     0.56%(5)   to     3.19%
2003         39,140         $1.19  to  $1.32       $48,791         3.58%        0.75%    to   1.25%     4.39%      to     3.13%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2007         85,687         $1.52  to  $1.21      $141,740         1.58%        0.55%    to   1.45%     7.43%      to     6.46%
2006         63,429         $1.41  to  $1.14      $108,302         1.42%        0.55%    to   1.45%    19.09%      to    11.56%(10)
2005         35,077         $1.18  to  $1.82       $54,221         1.61%        0.55%    to   1.20%    12.88%      to    12.15%
2004         21,330         $1.05  to  $1.62       $29,283         1.67%        0.55%    to   1.20%     5.37%(5)   to    16.80%
2003          9,062         $1.14  to  $1.39       $10,393         1.57%        0.75%    to   1.20%    40.74%      to    40.40%
------------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2007         15,932         $2.64  to  $1.76       $39,630         0.59%        0.55%    to   1.45%    37.35%      to    36.11%
2006          8,234         $1.92  to  $1.29       $18,238         0.34%        0.55%    to   1.45%    33.17%      to    26.55%(10)
2005          5,552         $1.44  to  $2.27       $10,638         0.21%        0.55%    to   1.20%    33.07%      to    32.21%
2004          1,517         $1.08  to  $1.72        $2,175         3.56%        0.55%    to   1.20%     7.80%(5)   to    22.67%
2003            485         $1.13  to  $1.40          $556         1.90%        0.75%    to   1.20%    39.51%      to    40.00%
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2007         35,754         $1.12  to  $1.14       $40,604         1.01%        0.55%    to   1.45%     3.27%      to     2.34%
2006         24,070         $1.09  to  $1.11       $26,374         0.99%        0.55%    to   1.45%     8.85%(9)   to    10.86%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------


 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2007         55,580         $1.11  to  $1.10       $72,563         3.70%        0.55%    to   1.45%     7.05%      to     6.09%
2006         29,948         $1.03  to  $1.03       $40,456         3.27%        0.55%    to   1.45%     6.15%      to     3.55%(10)
2005         21,408         $0.97  to  $1.40       $29,162         3.90%        0.55%    to   1.25%    (5.52%)     to    (6.17%)
2004         15,156         $1.03  to  $1.49       $22,117         4.10%        0.55%    to   1.25%     3.31%(5)   to     8.66%
2003         11,114         $1.35  to  $1.37       $15,034         7.31%        0.75%    to   1.25%    12.50%      to    11.38%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2007         37,081         $1.12  to  $1.08       $40,698         2.36%        0.55%    to   1.45%     7.34%      to     6.37%
2006         29,551         $1.05  to  $1.01       $30,496         3.34%        0.55%    to   1.45%     0.64%      to     1.06%(10)
2005         12,579         $1.04  to  $1.03       $13,026         7.50%        0.55%    to   1.20%     2.25%      to     1.59%
2004            316         $1.02  to  $1.02          $326         3.05%        0.55%    to   1.20%     1.37%(5)   to     1.28%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2007         20,147         $1.27  to  $1.17       $14,021         1.01%        0.55%    to   1.45%     2.50%      to     1.57%
2006         21,493         $1.24  to  $1.15       $14,184         0.98%        0.55%    to   1.45%    10.47%      to    13.26%(10)
2005         23,587         $1.12  to  $1.30       $14,157         0.40%        0.55%    to   1.20%     8.02%      to     7.32%
2004         10,914         $1.04  to  $1.21        $6,041         0.32%        0.55%    to   1.20%     3.83%(5)   to     7.14%
2003          9,883         $0.47  to  $1.13        $4,895         0.21%        0.75%    to   1.20%    20.51%      to    13.00%
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2007         33,277         $1.17  to  $1.07       $47,443         7.40%        0.55%    to   1.45%     1.29%      to     0.38%
2006         39,731         $1.15  to  $1.06       $57,028         7.39%        0.55%    to   1.45%    10.19%      to     6.50%(10)
2005         46,734         $1.05  to  $1.35       $61,437         6.46%        0.55%    to   1.25%     3.45%      to     2.73%
2004         47,683         $1.01  to  $1.32       $61,014         6.99%        0.55%    to   1.25%     1.07%(5)   to    10.01%
2003         39,664         $1.12  to  $1.20       $46,172         7.64%        0.75%    to   1.25%    24.44%      to    23.71%
------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2007         34,123         $1.13  to  $1.07       $37,322         6.87%        0.55%    to   1.45%     2.07%      to     1.16%
2006         21,476         $1.11  to  $1.05       $23,358         6.45%        0.55%    to   1.45%     7.40%      to     5.56%(10)
2005          3,617         $1.03  to  $1.03        $3,730         6.01%        0.55%    to   1.20%     2.77%      to     2.10%
2004              8         $1.01  to  $1.01           $13         5.84%        0.55%    to   1.20%     0.71%(5)   to     0.61%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2007         16,045         $1.66  to  $1.29       $23,677         0.99%        0.55%    to   1.45%    12.06%      to    11.05%
2006         19,226         $1.48  to  $1.16       $25,881         1.92%        0.55%    to   1.45%    23.49%      to    14.34%(10)
2005         20,779         $1.20  to  $1.19       $23,094         1.44%        0.55%    to   1.25%    13.24%      to    12.45%
2004         17,934         $1.06  to  $1.06       $18,092         1.13%        0.55%    to   1.25%     6.13%(5)   to    15.95%
2003         13,629         $0.66  to  $0.91       $12,240         0.92%        0.75%    to   1.25%    26.92%      to    26.39%
------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2007         49,136         $1.28  to  $1.17       $58,585         1.30%        0.55%    to   1.45%     2.37%      to     1.46%
2006         61,632         $1.25  to  $1.16       $74,238         1.16%        0.55%    to   1.45%    14.65%      to    13.48%(10)
2005         26,331         $1.09  to  $1.33       $25,945         1.16%        0.55%    to   1.25%     5.59%      to     4.86%
2004         12,838         $1.03  to  $1.27       $13,946         0.92%        0.55%    to   1.25%     3.21%(5)   to     4.57%
2003          9,659         $0.71  to  $1.21       $10,943         0.63%        0.75%    to   1.25%    29.09%      to    27.37%
------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2007            377         $1.26  to  $1.13          $464         1.36%        0.55%    to   1.45%    (1.01%)     to    (1.89%)
2006            460         $1.27  to  $1.15          $578         1.38%        0.55%    to   1.45%    18.43%      to    13.59%(10)
2005            170         $1.07  to  $1.07          $181         1.73%        0.55%    to   1.20%     3.96%      to     3.29%
2004              2         $1.03  to  $1.03            $3         2.18%        0.55%    to   1.20%     3.48%(5)   to     3.41%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    105

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2007          7,683         $1.28  to  $1.26        $9,113         0.06%        0.55%    to   1.45%    13.11%      to    12.09%
2006          9,350         $1.13  to  $1.13        $9,798         0.24%        0.55%    to   1.45%    (0.61%)     to    10.03%(10)
2005          3,082         $1.14  to  $1.40        $3,865            --        0.55%    to   1.20%     9.53%      to     8.81%
2004          3,218         $1.04  to  $1.28        $3,689            --        0.55%    to   1.20%     4.13%(5)   to     7.80%
2003          1,987         $1.04  to  $1.19        $2,099            --        0.75%    to   1.20%    22.35%      to    21.43%
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2007         13,521         $1.34  to  $1.22       $18,290         0.74%        0.55%    to   1.45%     9.75%      to     8.76%
2006         16,798         $1.22  to  $1.12       $21,379         1.10%        0.55%    to   1.45%    14.69%      to    10.83%(10)
2005            760         $1.06  to  $1.19          $903         1.19%        0.55%    to   1.20%     6.40%(7)   to    17.28%(6)
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2007         15,645         $1.27  to  $1.18       $17,325         1.62%        0.55%    to   1.45%     4.44%      to     3.50%
2006         16,818         $1.22  to  $1.14       $17,914         1.45%        0.55%    to   1.45%    14.62%      to    12.55%(10)
2005         18,749         $1.06  to  $1.35       $17,518         1.39%        0.55%    to   1.20%     3.83%      to     3.16%
2004         18,649         $1.02  to  $1.31       $16,616         1.52%        0.55%    to   1.20%     2.43%(5)   to     8.95%
2003         12,763         $0.78  to  $1.20       $10,177         1.22%        0.75%    to   1.20%    27.87%      to    26.32%
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2007            701         $1.27  to  $1.17          $872         1.06%        0.55%    to   1.45%     5.45%      to     4.50%
2006            607         $1.20  to  $1.12          $725         2.11%        0.55%    to   1.45%    15.19%      to    10.26%(10)
2005            570         $1.04  to  $1.03          $592         0.56%        0.55%    to   1.20%    (0.05%)     to    (0.69%)
2004             86         $1.04  to  $1.04           $90         0.81%        0.55%    to   1.20%     4.31%(5)   to     4.21%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2007         17,947         $1.10  to  $1.06       $21,830         4.18%        0.55%    to   1.45%     4.74%      to     3.47%
2006         19,192         $1.05  to  $1.02       $22,444         3.79%        0.55%    to   1.45%     3.27%      to     2.08%(10)
2005         22,848         $1.02  to  $1.00       $25,949         2.90%        0.55%    to   1.20%     1.02%      to     0.36%
2004         24,281         $1.01  to  $1.00       $27,456         2.44%        0.55%    to   1.20%     0.14%(5)   to    (0.35%)
2003         21,139         $1.15  to  $1.00       $24,013         2.29%        0.75%    to   1.20%     0.88%      to     0.00%
------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2007          3,939         $1.15  to  $1.08        $5,559         0.16%        0.55%    to   1.45%    (4.71%)     to    (5.58%)
2006          5,144         $1.20  to  $1.14        $7,715         0.04%        0.55%    to   1.45%    11.07%      to    10.76%(10)
2005          6,099         $1.08  to  $1.73        $8,279            --        0.55%    to   1.20%     4.26%      to     3.58%
2004          5,868         $1.04  to  $1.67        $7,675            --        0.55%    to   1.20%     3.92%(5)   to    17.13%
2003          3,490         $1.06  to  $1.43        $3,799            --        0.75%    to   1.20%    47.22%      to    45.92%
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2007         39,129         $1.25  to  $1.08       $54,345         0.89%        0.55%    to   1.45%    (5.42%)     to    (6.27%)
2006         16,174         $1.32  to  $1.16       $28,882         0.41%        0.55%    to   1.45%    19.59%      to    13.10%(10)
2005         13,546         $1.11  to  $1.68       $21,730         0.22%        0.55%    to   1.20%     5.19%      to     4.51%
2004          9,605         $1.05  to  $1.61       $14,665         0.03%        0.55%    to   1.20%     4.47%(5)   to    18.59%
2003          7,673         $1.28  to  $1.36        $9,828         0.04%        0.75%    to   1.20%    37.63%      to    36.00%
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2007          1,270         $2.53  to  $2.49        $3,185         1.38%        0.75%    to   0.95%     3.20%      to     2.99%
2006          1,484         $2.45  to  $2.42        $3,611         0.18%        0.75%    to   0.95%    20.17%      to    19.93%
2005          1,683         $2.04  to  $2.02        $3,411         0.53%        0.75%    to   0.95%    10.78%      to    10.56%
2004          1,817         $1.84  to  $1.82        $3,328            --        0.75%    to   0.95%    13.00%      to    12.77%
2003          1,887         $1.63  to  $1.62        $3,062            --        0.75%    to   0.95%    48.18%      to    47.27%
------------------------------------------------------------------------------------------------------------------------------


 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2007          2,614         $2.30  to  $2.27        $5,967         2.11%        0.75%    to   0.95%    (5.52%)     to    (5.71%)
2006          3,083         $2.44  to  $2.41        $7,461         1.31%        0.75%    to   0.95%    14.92%      to    14.69%
2005          3,375         $2.12  to  $2.10        $7,115         1.33%        0.75%    to   0.95%    13.77%      to    13.55%
2004          3,445         $1.86  to  $1.85        $6,390         0.53%        0.75%    to   0.95%    19.00%      to    18.76%
2003          3,521         $1.57  to  $1.56        $5,495         0.19%        0.75%    to   0.95%    41.44%      to    41.82%
------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2007         41,445         $1.20  to  $1.08       $47,415         1.55%        0.55%    to   1.45%    (2.87%)     to    (3.74%)
2006         36,138         $1.23  to  $1.13       $43,435         1.05%        0.55%    to   1.45%    15.41%      to    11.17%(10)
2005         19,110         $1.07  to  $1.06       $20,340         0.20%        0.55%    to   1.20%     3.54%      to     2.87%
2004            217         $1.03  to  $1.03          $224            --        0.55%    to   1.20%     3.48%(5)   to     3.40%(5)
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2007          9,746         $1.12  to  $1.12       $10,938         1.30%        0.55%    to   1.45%    (8.98%)     to    (9.80%)
2006          8,516         $1.23  to  $1.25       $10,497         4.31%        0.55%    to   1.45%    23.57%(9)   to    23.49%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2007          2,585         $1.21  to  $1.38        $3,216            --        0.55%    to   1.45%    21.94%      to    20.84%
2006          6,540         $0.99  to  $1.14        $6,777            --        0.55%    to   1.45%    (0.22%)(9)  to    11.80%(10)
2005             --            --         --            --            --           --            --       --                --
2004             --            --         --            --            --           --            --       --                --
2003             --            --         --            --            --           --            --       --                --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2007         29,072         $2.07  to  $1.41       $55,688         0.83%        0.55%    to   1.45%    15.67%      to    14.63%
2006         26,911         $1.79  to  $1.23       $47,199         0.51%        0.55%    to   1.45%    36.41%      to    21.69%(10)
2005         21,907         $1.31  to  $2.32       $29,207         0.85%        0.55%    to   1.20%    20.86%      to    20.08%
2004         13,297         $1.09  to  $1.93       $14,456         0.57%        0.55%    to   1.20%     8.54%(5)   to    28.72%
2003          7,780         $0.80  to  $1.50        $6,471         0.23%        0.75%    to   1.20%    48.15%      to    50.00%
------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2007         38,305         $1.29  to  $1.16       $65,943            --        0.55%    to   1.45%     4.81%      to     3.86%
2006         31,695         $1.24  to  $1.12       $57,469         0.22%        0.55%    to   1.45%     7.28%      to     9.73%(10)
2005         30,158         $1.15  to  $1.81       $52,186            --        0.55%    to   1.20%    10.64%      to     9.93%
2004         21,836         $1.04  to  $1.64       $34,225            --        0.55%    to   1.20%     3.97%(5)   to    16.92%
2003         14,064         $1.33  to  $1.41       $18,754            --        0.75%    to   1.20%    41.49%      to    42.42%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2007          5,171         $1.37  to  $1.52        $7,109         2.26%        0.75%    to   1.20%     6.79%      to     6.30%
2006          5,081         $1.28  to  $1.43        $6,567         2.33%        0.75%    to   1.20%    11.30%      to    10.81%
2005          5,141         $1.15  to  $1.29        $5,991         2.07%        0.75%    to   1.20%     4.20%      to     3.74%
2004          5,181         $1.10  to  $1.25        $5,798         2.11%        0.75%    to   1.20%     8.53%      to     8.04%
2003          4,797         $1.02  to  $1.15        $4,904         1.65%        0.75%    to   1.20%    21.43%      to    15.00%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2007          1,538         $1.43  to  $1.96        $2,249         0.01%        0.75%    to   1.20%    11.82%      to    11.32%
2006          1,689         $1.28  to  $1.76        $2,214         1.66%        0.75%    to   1.20%    19.90%      to    19.37%
2005          1,853         $1.06  to  $1.48        $2,030         1.88%        0.75%    to   1.20%     8.85%      to     8.37%
2004          2,063         $0.98  to  $1.36        $2,072         0.23%        0.75%    to   1.20%     8.81%      to     8.32%
2003          1,555         $0.90  to  $1.26        $1,414         0.31%        0.75%    to   1.20%    30.43%      to    26.00%
------------------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    107

                                                                                 FOR THE YEAR ENDED DEC. 31
                             AT DEC. 31                       ----------------------------------------------------------------
         --------------------------------------------------                        EXPENSE RATIO
             UNITS      ACCUMULATION UNIT VALUE  NET ASSETS      INVESTMENT          LOWEST TO              TOTAL RETURN
             (000S)        LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)        HIGHEST(2)         LOWEST TO HIGHEST(3)
         ---------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2007          2,406         $1.32  to  $1.21        $3,445         0.59%        0.55%    to   1.45%     6.04%      to     5.09%
2006          2,683         $1.24  to  $1.15        $3,664            --        0.55%    to   1.45%    11.61%      to    13.50%(10)
2005          2,926         $1.11  to  $1.58        $3,672            --        0.55%    to   1.20%     7.22%      to     6.52%
2004          3,066         $1.04  to  $1.48        $3,600            --        0.55%    to   1.20%     3.70%(5)   to    16.67%
2003          2,964         $0.97  to  $1.27        $2,976         0.01%        0.75%    to   1.20%    34.72%      to    35.11%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2007          5,369         $1.45  to  $1.36        $7,400            --        0.55%    to   1.45%    13.17%      to    12.16%
2006          3,509         $1.28  to  $1.22        $4,361            --        0.55%    to   1.45%    22.08%      to    18.25%(10)
2005          3,176         $1.05  to  $1.59        $3,241            --        0.55%    to   1.20%     5.21%(7)   to     4.98%
2004          3,347         $0.92  to  $1.51        $3,226            --        0.75%    to   1.20%    12.92%      to    12.41%
2003          2,499         $0.81  to  $1.34        $2,070            --        0.75%    to   1.20%    39.66%      to    34.00%
------------------------------------------------------------------------------------------------------------------------------




(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.


(4) New price level operations commenced on Dec. 8, 2003.


(5) New price level operations commenced on Nov. 15, 2004.


(6) New price level operations commenced on May 2, 2005.


(7) New price level operations commenced on Nov. 1, 2005.


(8) New price level operations commenced on April 28, 2006.


(9) New price level operations commenced on May 1, 2006.


(10) New price level operations commenced on July 24, 2006.


(11) New price level operations commenced on Sept. 15, 2006.


(12) New price level operations commenced on Dec. 15, 2006.


(13) New price level operations commenced on April 27, 2007.


(14) New price level operations commenced on May 1, 2007.



 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2007 and 2006, and the related statements of income, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modification or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 22, 2008



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2007          2006

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2007, $1,423,878;
  2006, $1,787,111)                                                     $1,404,480    $1,766,763
Commercial mortgage loans, at cost (less allowance for loan losses:
2007, $1,188; 2006, $2,718)                                                226,481       255,110
Policy loans                                                                35,734        33,837
Trading securities and other investments                                       130            95
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,666,825     2,055,805

Cash and cash equivalents                                                  206,475        26,960
Reinsurance recoverables                                                    54,057        47,120
Amounts due from brokers                                                       206            96
Other accounts receivable                                                    5,618         5,265
Accrued investment income                                                   18,413        22,611
Deferred acquisition costs                                                 234,561       241,568
Deferred sales inducement costs                                             19,447        15,658
Other assets                                                                27,218         7,365
Separate account assets                                                  3,087,228     2,619,680
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,320,048    $5,042,128
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,775,731    $1,909,109
Policy claims and other policyholders' funds                                 6,460         9,206
Deferred income taxes, net                                                  13,853        17,116
Other liabilities                                                           16,529        18,027
Separate account liabilities                                             3,087,228     2,619,680
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,899,801     4,573,138
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value;
200,000 shares authorized, issued and outstanding                            2,000         2,000
Additional paid-in capital                                                 106,637       106,617
Retained earnings                                                          321,909       371,644
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (10,299)      (11,271)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             420,247       468,990
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,320,048    $5,042,128
=================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

REVENUES
Premiums                                                         $ 26,804      $ 27,103      $ 30,196
Net investment income                                             113,321       119,142       123,038
Policy and contract charges                                        65,555        57,983        50,117
Other revenue                                                      12,204         9,060         6,429
Net realized investment gain                                        6,583         3,936         9,192
-------------------------------------------------------------------------------------------------------
    Total revenues                                                224,467       217,224       218,972
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   48,644        34,712        39,649
Interest credited to fixed accounts                                55,666        61,641        64,709
Amortization of deferred acquisition costs                         28,038        24,259        19,050
Separation costs                                                     (571)        2,756         3,915
Other insurance and operating expenses                             31,194        24,909        25,636
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   162,971       148,277       152,959
-------------------------------------------------------------------------------------------------------
Pretax income                                                      61,496        68,947        66,013
Income tax provision                                               19,000        22,957        21,803
-------------------------------------------------------------------------------------------------------
    Net income                                                   $ 42,496      $ 45,990      $ 44,210
=======================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  42,496     $  45,990     $  44,210
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            30,084        26,455        20,433
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (40,757)      (38,786)      (37,479)
  Amortization of premium, net                                       3,549         4,380         3,867
  Deferred income taxes                                              1,184         4,877        14,182
  Contractholder and policyholder charges, non-cash                (14,618)      (13,937)      (14,565)
  Net realized investment gains                                     (6,583)       (3,936)       (9,192)
  Net realized gain on trading securities                               (2)          (11)           (2)
Change in operating assets and liabilities:
  Trading securities, net                                              (33)          (36)           58
  Future policy benefits for traditional life, disability
  income and long term care insurance                               13,822        10,813        12,448
  Policy claims and other policyholders' funds                      (2,746)        3,005           276
  Reinsurance recoverables                                          (6,937)       (8,445)       (5,449)
  Other accounts receivable                                           (353)       (1,592)         (741)
  Accrued investment income                                          4,198           635           891
  Other assets and liabilities, net                                (12,157)       (1,750)       (2,817)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           11,147        27,662        26,120
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              322,769       131,061       247,160
  Maturities, sinking fund payments and calls                      116,456        92,911       227,088
  Purchases                                                        (74,488)     (129,842)     (459,107)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             39,049        28,865        20,377
  Purchases                                                         (8,889)      (39,000)      (27,639)
Change in amounts due from brokers, net                               (110)          (25)          (53)
Change in policy loans, net                                         (1,897)       (2,331)         (735)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                          392,890        81,639         7,091
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           73,045        87,532       111,090
  Net transfers to separate accounts                                (1,625)      (11,788)       (3,024)
  Surrenders and other benefits                                   (212,962)     (185,232)     (102,161)
Tax adjustment of share-based incentive employee compensation
plan                                                                    20            17            --
Cash dividends to RiverSource Life Insurance Company               (83,000)      (25,000)      (22,500)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (224,522)     (134,471)      (16,595)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               179,515       (25,170)       16,616
Cash and cash equivalents at beginning of year                      26,960        52,130        35,514
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 206,475     $  26,960     $  52,130
=======================================================================================================

Supplemental disclosures:
  Income taxes paid                                              $  19,122     $  11,946     $  14,347
  Interest paid on borrowings                                           --           247             8


See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2007
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                    $2,000       $106,600      $328,944        $ 39,208       $476,752
Other comprehensive income:
  Net income                                         --             --        44,210              --         44,210
  Change in unrealized holding losses on
  securities, net                                    --             --            --         (39,423)       (39,423)
                                                                                                         ------------
Total other comprehensive income                                                                              4,787
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (22,500)             --        (22,500)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Other comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Change in unrealized holding losses on
  securities, net                                    --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total other comprehensive income                                                                             34,934
Tax adjustment of share-based incentive
employee compensation plan                           --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles                      --             --        (9,231)             --         (9,231)
Other comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Change in unrealized holding losses on
  securities, net                                    --             --            --             972            972
                                                                                                         ------------
Total other comprehensive income                                                                             43,468
Tax adjustment of share-based incentive
employee compensation plan                           --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
=====================================================================================================================




See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express is now complete.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior period amounts have been made to conform to the current presentation, including new income statement captions which are described in Note. 2. These reclassifications were made to enhance transparency and to better align the financial statement line captions with the key drivers of the business. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassifications did not result in any changes to net income or shareholder's equity. The following is a summary of the reclassifications made:

INCOME STATEMENT RECLASSIFICATIONS
- RiverSource Life of NY reclassified premiums related to immediate annuities with life contingencies from interest credited to fixed accounts to premiums.

- RiverSource Life of NY reclassified reinsurance premiums paid for universal life and variable universal life products from benefits, claims, losses and settlement expenses to policy and contract charges, where cost of insurance fees are reported.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

- RiverSource Life of NY reclassified benefit expenses related to immediate annuities with life contingencies from interest credited to fixed accounts to benefits, claims, losses and settlement expenses.

- RiverSource Life of NY reclassified mortality and expense risk fees from other revenue to policy and contract charges.

The following table shows the impact of the new captions and the reclassifications made to RiverSource Life of NY's previously reported Statements of Income.

                                                            DECEMBER 31, 2006           DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 22,814      $ 27,103      $ 22,094      $ 30,196
Net investment income                                     119,142       119,142       123,038       123,038
Policy and contract charges                                36,734        57,983        33,425        50,117
Other revenue                                              31,173         9,060        24,415         6,429
Net realized investment gain                                3,936         3,936         9,192         9,192
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          213,799       217,224       212,164       218,972
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           25,786        34,712        26,032        39,649
Interest credited to fixed accounts                        67,142        61,641        71,518        64,709
Amortization of deferred acquisition costs                 24,259        24,259        19,050        19,050
Separation costs                                            2,756         2,756         3,915         3,915
Other insurance and operating expenses                     24,909        24,909        25,636        25,636
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             144,852       148,277       146,151       152,959
-------------------------------------------------------------------------------------------------------------
Pretax income                                              68,947        68,947        66,013        66,013
Income tax provision                                       22,957        22,957        21,803        21,803
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                             $ 45,990      $ 45,990      $ 44,210      $ 44,210
=============================================================================================================



STATEMENT OF CASH FLOWS RECLASSIFICATIONS
RiverSource Life of NY has reclassified certain prior year balances in the Statements of Cash Flows.

- RiverSource Life of NY previously classified transfers to and from the fixed account option within its variable annuity product as an operating activity in its Statements of Cash Flows. RiverSource Life of NY has reclassified these transfers as a financing activity in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments".

- RiverSource Life of NY previously classified the net change in annuity policy loans as an operating activity and the net change in universal life policy loans as a financing activity. RiverSource Life of NY has reclassified the net change in policy loans as an investing activity in accordance with the AICPA Audit and Accounting Guide: Life and Health Insurance Entities.

- RiverSource Life of NY previously classified the tax adjustment of the share-based incentive employee compensation plan as an operating activity. RiverSource Life of NY has reclassified this adjustment as a financing activity.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The effect of these reclassifications on prior year net cash flows related to operating, investing and financing activities is summarized below.

YEARS ENDED DECEMBER 31, (IN THOUSANDS)                                    2006          2005
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, previous presentation         $  17,914     $ 27,342
Reclassification for annuity transfers                                      10,061       (1,006)
Reclassification for policy loans                                              223          532
Reclassification for tax adjustment of the share-based incentive
employee compensation plan                                                     (17)          --
Other reclassifications                                                       (519)        (748)
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, adjusted for these
reclassifications                                                        $  27,662     $ 26,120
=================================================================================================

Net cash provided by investing activities, previous presentation         $  83,970     $  7,826
Reclassification for policy loans                                           (2,331)        (735)
-------------------------------------------------------------------------------------------------
Net cash provided by investing activities, adjusted for these
reclassifications                                                        $  81,639     $  7,091
=================================================================================================

Net cash used in financing activities, previous presentation             $(127,054)    $(18,552)
Reclassification for annuity transfers                                     (10,061)       1,006
Reclassification for policy loans                                            2,108          203
Reclassification for tax adjustment of the share-based incentive
employee compensation plan                                                      17           --
Other reclassifications                                                        519          748
-------------------------------------------------------------------------------------------------
Net cash used in financing activities, adjusted for these
reclassifications                                                        $(134,471)    $(16,595)
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally obtained from third party pricing sources.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and long term care ("LTC") insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, reduce exposure to large risks and provide additional capacity for future growth. To manage exposure to losses from reinsurer insolvencies, the financial condition of reinsurers is evaluated prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each party's death benefit from the first dollar of coverage for new sales of these policies subject to the reinsurer actually paying. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and ceded on a coinsurance basis the remaining 50% of the risk to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's LTC liabilities was $40.3 million at December 31, 2007 while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on term life policies starting in 2002 is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on individual DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value. The fair value of RiverSource Life of NY's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market observable inputs to the extent available. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for changes in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

For derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings, generally as a component of net investment income.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2007, depending on year of issue, with an average rate of approximately 5.9%.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2007, with an average rate of 4.9%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2007, with an average rate of 4.2%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2007, depending on policy form, issue year and policy duration. Anticipated interest rates for DI were 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC vary by plan and were 5.4% at December 31, 2007 grading up to 6.8% or 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premiums, net investment income, policy and contract charges and other revenue.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans and mark-to-market adjustments on derivatives hedging variable annuity living benefits. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Other Revenue
Other revenue includes marketing support and administrative fees which are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Benefits, Claims, Losses and Settlement Expenses
Benefits, claims, losses and settlement expenses consist of amounts paid and changes in liabilities held for anticipated future benefit payments under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders along with costs to process and pay such amounts. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Benefits, claims, losses and settlement expenses also include amortization of DSIC.

Interest Credited to Fixed Accounts
Interest credited to fixed accounts represents amounts earned by contractholders and policyholders on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs associated with the sale of annuity and insurance products are deferred as DAC and amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long term growth. The



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation. The separation from American Express was completed in 2007.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)"). SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities -- Including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 gives entities the option to measure certain financial instruments and other items at fair value that are not currently permitted to be measured at fair value. The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes presentation and disclosure requirements. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. RiverSource Life of NY did not adopt SFAS 159 for any of its existing eligible assets or liabilities and has no current plans to adopt SFAS 159 for any new financial instruments.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NY adopted SFAS 157 effective January 1, 2008. As a result of adopting SFAS 157, RiverSource Life of NY will record a cumulative effect after-DAC, DSIC and tax reduction to retained earnings of approximately $2.0 million related to adjusting the fair value of structured derivatives RiverSource Life of NY uses to hedge its exposure to GMWB provisions. RiverSource Life of NY initially recorded these derivatives in accordance with EITF 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities." SFAS 157 requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). As a result of adopting SFAS 157, RiverSource Life of NY will record an after-DAC, DSIC and tax increase to earnings of approximately $1.0 million related to adjusting the fair value of its embedded derivative liabilities. In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY will defer the adoption of SFAS 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million. The adoption of SOP 05-1, among other things, resulted in an increase to DAC and DSIC amortization in 2007.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2007 (IN THOUSANDS)                           COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                   1,423,878       9,557        (28,955)     1,404,480
-------------------------------------------------------------------------------------------------------------
Total                                                   $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================




                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                           COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $1,147,613      $11,134      $(23,814)    $1,134,933
Mortgage and other asset-backed securities                 590,411        2,875       (10,048)       583,238
U.S. government and agencies obligations                    35,909           50          (850)        35,109
State and municipal obligations                              6,996           --          (334)         6,662
Foreign government bonds and obligations                     6,182          651           (12)         6,821
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                   1,787,111       14,710       (35,058)     1,766,763
-------------------------------------------------------------------------------------------------------------
Total                                                   $1,787,111      $14,710      $(35,058)    $1,766,763
=============================================================================================================



At December 31, 2007 and 2006, fixed maturity securities comprised approximately 84% and 86%, respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $83 million and $64 million of securities at December 31, 2007 and 2006, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

(IN THOUSANDS, EXCEPT PERCENTAGES)                  DECEMBER 31, 2007                         DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
                                          AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
RATING                                      COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  488,954    $  486,574         35%      $  640,977    $  632,648         36%
AA                                          142,094       140,581         10          149,861       147,459          8
A                                           300,455       296,330         21          369,476       364,739         21
BBB                                         379,992       375,138         27          497,715       494,841         28
Below investment grade                      112,383       105,857          7          129,082       127,076          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,423,878    $1,404,480        100%      $1,787,111    $1,766,763        100%
==========================================================================================================================



At December 31, 2007 and 2006, approximately 24% and 35%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $154,347       $(1,691)    $  646,222     $(22,123)    $  800,569     $(23,814)
Mortgage and other asset-backed
securities                                  57,846          (402)       360,880       (9,646)       418,726      (10,048)
U.S. government and agencies
obligations                                     --            --         34,641         (850)        34,641         (850)
State and municipal obligations                 --            --          6,662         (334)         6,662         (334)
Foreign government bonds and
obligations                                     --            --            324          (12)           324          (12)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $212,193       $(2,093)    $1,048,729     $(32,965)    $1,260,922     $(35,058)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2007:

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                     LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
---------------------------------------------------------------------------------------------------------------------
                                                     GROSS                                     GROSS
RATIO OF FAIR VALUE    NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST     SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
---------------------------------------------------------------------------------------------------------------------
95% - 100%                 89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% - 95%                  16          25,085        (1,708)         28          71,922        (5,128)         44
80% - 90%                   1           1,317          (184)         13          24,870        (3,969)         14
less than 80%               1             139           (46)          8           9,681        (3,825)          9
---------------------------------------------------------------------------------------------------------------------
  Total                   107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
=====================================================================================================================

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                     TOTAL
-----------------------------------------------
                                       GROSS
RATIO OF FAIR VALUE      FAIR       UNREALIZED
TO AMORTIZED COST        VALUE        LOSSES
-----------------------------------------------
95% - 100%             $801,622      $(14,095)
90% - 95%                97,007        (6,836)
80% - 90%                26,187        (4,153)
less than 80%             9,820        (3,871)
-----------------------------------------------
  Total                $934,636      $(28,955)
===============================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates and credit spreads across asset classes. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily relate to auto, consumer products, financial, and home building industries. The securities with a fair value to cost of less than 80% primarily relate to the financial, gaming and home building industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.4 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2007.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2007 was $442.1 million which included $132.0 million of residential mortgage backed securities and $233.0 million of commercial mortgage backed securities. At December 31, 2007, residential mortgage backed securities included $117.7 million of agency-backed securities, $11.8 million of Alt-A securities, and $2.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2007 was $77.1 million, which included $1.5 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding gains (losses), net of tax of $2,100, $6,014 and
$20,573, respectively                                             $ 3,902      $(11,168)     $(38,208)
Reclassification of realized gains, net of tax of $1,768,
$1,303 and $3,218, respectively                                    (3,283)       (2,419)       (5,977)
DAC, net of tax of $168, $996 and $2,419, respectively                311         1,848         4,492
DSIC, net of tax of $23, $79 and $208, respectively                    42           148           387
Fixed annuity liabilities, net of tax of nil, $292 and $64,
respectively                                                           --           535          (117)
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $   972      $(11,056)     $(39,423)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2007 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   82,932    $   83,286
Due after one year through five years                                      383,098       380,626
Due after five years through 10 years                                      430,981       415,825
Due after 10 years                                                          82,384        82,670
-------------------------------------------------------------------------------------------------
                                                                           979,395       962,407
Mortgage and other asset-backed securities                                 444,483       442,073
-------------------------------------------------------------------------------------------------
Total                                                                   $1,423,878    $1,404,480
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Sales                                                            $322,769      $ 131,061     $ 247,160
Maturities, sinking fund payments and calls                       116,456         92,911       227,088
Purchases                                                         (74,488)      (129,842)     (459,107)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                   $ 6,409       $4,208        $11,424
Gross realized losses from sales                                   (1,030)        (487)        (1,503)
Other-than-temporary impairments                                     (326)          --           (725)


The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007. The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2007 and 2006, bonds carried at $0.3 million and $1.3 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET
The following is a summary of commercial mortgage loans at December 31:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $227,669      $257,828
Less: allowance for loan losses                                            (1,188)       (2,718)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $226,481      $255,110
=================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

At December 31, 2007 and 2006, RiverSource Life of NY had not recorded any investment in impaired commercial mortgage loans. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2007, 2006 and 2005, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                              $ 2,718       $3,218        $3,218
Provision for commercial mortgage loan losses                      (1,530)          --            --
Foreclosures, write-offs and loan sales                                --         (500)           --
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                            $ 1,188       $2,718        $3,218
=======================================================================================================



In 2007, RiverSource Life of NY recorded a $1.5 million decrease to the allowance for loan losses on commercial mortgage loans.

Concentrations of credit risk of commercial mortgage loans by region at December 31 were:

(IN THOUSANDS)                                                    2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                   SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Atlantic                                                 $ 70,532         $--        $ 75,572       $1,150
North Central                                              52,557          --          60,911           --
Pacific                                                    30,437          --          37,221           --
Mountain                                                   36,586          --          43,115        1,500
South Central                                              17,742          --          20,595           --
New England                                                19,815          --          20,414           --
-------------------------------------------------------------------------------------------------------------
                                                          227,669          --         257,828        2,650
Less: allowance for loan losses                            (1,188)         --          (2,718)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                  $226,481         $--        $255,110       $2,650
=============================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type at December 31 were:


(IN THOUSANDS)                                                    2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                 SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Office buildings                                         $ 52,377         $--        $ 65,370       $1,150
Shopping centers and retail                                60,463          --          68,099        1,500
Apartments                                                 33,230          --          36,458           --
Industrial buildings                                       57,079          --          61,594           --
Hotels and motels                                           4,949          --           5,149           --
Medical buildings                                          11,553          --          14,416           --
Mixed use                                                   2,244          --           2,330           --
Other                                                       5,774          --           4,412           --
-------------------------------------------------------------------------------------------------------------
                                                          227,669          --         257,828        2,650
Less: allowance for loan losses                            (1,188)         --          (2,718)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                  $226,481         $--        $255,110       $2,650
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 approximate fair value.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 84,542      $100,519      $103,731
Income on mortgage loans                                           14,564        15,396        15,292
Trading securities and other investments                           15,534         4,632         5,424
-------------------------------------------------------------------------------------------------------
                                                                  114,640       120,547       124,447
Less: investment expenses                                           1,319         1,405         1,409
-------------------------------------------------------------------------------------------------------
  Total                                                          $113,321      $119,142      $123,038
=======================================================================================================



Net realized investment gains for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $5,053        $3,721        $9,196
Commercial mortgage loans                                             --           215            (2)
Other                                                                 --            --            (2)
Reduction in the allowance for loan losses                         1,530            --            --
-------------------------------------------------------------------------------------------------------
  Total                                                           $6,583        $3,936        $9,192
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $241,568      $230,270      $208,890
Impact of SOP 05-1 at adoption                                    (13,939)           --            --
Capitalization of acquisition costs                                34,491        32,713        33,519
Amortization, excluding impact of annual third quarter
changes in DAC-related assumptions                                (25,438)      (25,259)      (22,650)
Amortization, impact of annual third quarter changes in DAC-
related assumptions                                                (2,600)        1,000         3,600
Impact of changes in net unrealized securities losses                 479         2,844         6,911
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $234,561      $241,568      $230,270
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $15,658       $11,554       $ 8,382
Impact of SOP 05-1 at adoption                                       (496)           --            --
Capitalization of sales inducements                                 6,266         6,073         3,960
Amortization                                                       (2,046)       (2,196)       (1,383)
Impact of changes in net unrealized securities losses                  65           227           595
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $19,447       $15,658       $11,554
=======================================================================================================



6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life of NY previously offered contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for the variable annuity death benefits, GMIB provisions and for life contingent benefits associated with GMWB provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the client can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the policyholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                                  2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF PREMIUM:
                                                              Total contract value                       $1,184,219    $  759,673
                                                              Contract value in separate accounts        $1,109,067    $  712,245
                                                              Net amount at risk(2)                      $      882    $      245
                                                              Weighted average attained age                      61            60
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR RESET:
                                                              Total contract value                       $1,304,566    $1,488,039
                                                              Contract value in separate accounts        $1,116,139    $1,246,844
                                                              Net amount at risk(2)                      $   14,067    $   15,483
                                                              Weighted average attained age                      60            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR RATCHET:
                                                              Total contract value                       $  362,425    $  278,970
                                                              Contract value in separate accounts        $  336,584    $  252,522
                                                              Net amount at risk(2)                      $    3,077    $      371
                                                              Weighted average attained age                      62            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR RATCHET:
                                                              Total contract value                       $  126,796    $   74,233
                                                              Contract value in separate accounts        $  121,470    $   71,223
                                                              Net amount at risk(2)                      $      346    $        5
                                                              Weighted average attained age                      67            57
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH OTHER GMDB:
                                                              Total contract value                       $    3,640    $    2,710
                                                              Contract value in separate accounts        $    3,231    $    2,034
                                                              Net amount at risk(2)                      $       --    $      248
                                                              Weighted average attained age                      65            73
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GGU DEATH BENEFIT:
                                                              Total contract value                       $      117    $       97
                                                              Contract value in separate accounts        $      117    $       97
                                                              Net amount at risk(2)                      $       --    $       --
                                                              Weighted average attained age                      48            48
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMIB:
                                                              Total contract value                       $   33,422    $   33,281
                                                              Contract value in separate accounts        $   30,363    $   30,164
                                                              Net amount at risk(2)                      $      281    $        7
                                                              Weighted average attained age                      60            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMWB:
                                                              Total contract value                       $  277,403    $  258,112
                                                              Contract value in separate accounts        $  268,918    $  256,298
                                                              Benefit amount in excess of account
                                                              value                                      $    1,631    $       --
                                                              Weighted average attained age                      61            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMWB FOR LIFE:
                                                              Total contract value                       $  399,010    $  111,338
                                                              Contract value in separate accounts        $  383,259    $  109,281
                                                              Benefit amount in excess of account
                                                              value                                      $    1,702    $       --
                                                              Weighted average attained age                      62            62
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMAB:
                                                              Total contract value                       $  109,751    $   66,629
                                                              Contract value in separate accounts        $  106,321    $   65,067
                                                              Benefit amount in excess of account
                                                              value                                      $      157    $       --
                                                              Weighted average attained age                      55            54
----------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

 (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.
 (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

 For the year ended December 31, 2007, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                          GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                            $1,283          $29         $(1,539)      $  236
Reported claims                                               57           --              --           --
Liability (asset) balance at December 31                   1,152           26           6,308        1,651
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                                (74)          (3)          7,847        1,415


 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                          GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                            $  771          $--         $   203        $  9
Reported claims                                              508           --              --          --
Liability (asset) balance at December 31                   1,283           29          (1,539)        236
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                              1,020           29          (1,742)        227


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in benefits, claims, losses and settlement expenses.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,108,669    $1,242,031
Variable annuities fixed sub-accounts                                      294,532       318,757
GMWB variable annuity guarantees                                             6,308        (1,539)
GMAB variable annuity guarantees                                             1,651           236
Other variable annuity guarantees                                            1,178         1,313
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,412,338     1,560,798
Variable universal life ("VUL")/ universal life ("UL") insurance           149,456       146,923
Other life, DI and LTC insurance                                           213,937       201,388
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,775,731     1,909,109
Policy claims and other policyholders' funds                                 6,460         9,206
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,782,191    $1,918,315
=================================================================================================



Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,736,820    $2,298,810
VUL insurance variable sub-accounts                                        349,240       319,410
Other insurance variable sub-accounts                                        1,168         1,460
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $3,087,228    $2,619,680
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The changes in fair values of these embedded derivatives are reflected in benefits, claims, losses and settlement expenses. The negative fair value for GMWB at December 31, 2006



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

reflected that under conditions and expectations at that time, RiverSource Life of NY believed the applicable fees charged for the rider would more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $369.5 million at December 31, 2006 to $676.4 million at December 31, 2007. The total value of variable annuity contracts with GMAB riders increased from $66.6 million at December 31, 2006 to $109.7 million at December 31, 2007. As a means of economically hedging its obligations under GMWB and GMAB provisions, RiverSource Life of NY purchases equity put and call options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                                  2007
-------------------------------------------------------------------------------------------------
                                                                         NOTIONAL        FAIR
(IN THOUSANDS)                                                            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
Purchased options and futures                                            $297,629       $18,337
Interest rate swaps                                                       113,000           586
Sold equity futures                                                       (15,511)           --


Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,760       $15,395       $ 5,417
  State                                                             1,056         2,685         2,204
-------------------------------------------------------------------------------------------------------
Total current income tax                                           17,816        18,080         7,621
Deferred federal income tax                                         1,184         4,877        14,182
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $19,000       $22,957       $21,803
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                                   2007          2006          2005
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.9)         (4.2)         (3.5)
  State taxes, net of federal benefit                               1.1           2.5           2.2
  Taxes applicable to prior years                                   3.8           0.6          (0.3)
  Foreign tax credit, net of addback                               (1.1)         (0.6)         (0.3)
-------------------------------------------------------------------------------------------------------
Income tax provision effective rate                                30.9%         33.3%         33.1%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 30.9% and 33.3% for the years ended December 31, 2007 and 2006, respectively. The decrease in the effective tax rate was primarily due to higher tax advantaged items relative to pretax income.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2007 and 2006 are reflected in the following table:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------

Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 55,506      $ 49,299
  Investment related                                                           --         2,193
  Net unrealized losses on Available-for Sale securities                    5,543         6,066
  Other                                                                     2,497         2,891
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           63,546        60,449

Deferred income tax liabilities:
  DAC                                                                      65,262        68,408
  DSIC                                                                      6,703         5,399
  Other                                                                     5,434         3,758
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,399        77,565
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $(13,853)     $(17,116)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2007 and 2006.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Balance at January 1                                                              $   --
Additions based on tax positions related to the current year                       1,637
Additions for tax positions of prior years                                         1,844
-------------------------------------------------------------------------------------------
Balance at December 31                                                            $3,481
===========================================================================================



If recognized, approximately nil and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of January 1, 2007 and December 31, 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized interest and penalties of $259 thousand for the year ended December 31, 2007. The Company had nil and $259 thousand for the payment of interest and penalties accrued at January 1, 2007 and December 31, 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of RiverSource Life of NY, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $300 thousand to $400 thousand in the next 12 months.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, commenced an examination of RiverSource Life's U.S. income tax returns for 1997 through 2002 in the third quarter of 2005. In the first quarter of 2007, the IRS expanded the period of the exam to include 2003 through 2004. RiverSource Life or certain of its subsidiaries state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2005.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies and has added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, RiverSource Life of NY recorded a benefit of approximately $2.5 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $523         $(5,950)     $(21,228)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $523         $(5,950)     $(21,228)
=======================================================================================================



9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. RiverSource Life of NY's statutory unassigned surplus aggregated $164.5 million and $221.7 million as of December 31, 2007 and 2006, respectively.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Statutory net gain from operations                               $ 33,925      $ 61,735      $ 36,728
Statutory net income                                               43,164        63,001        36,877
Statutory surplus                                                 281,414       329,528       287,672
Statutory capital and surplus                                     283,414       331,528       289,672
-------------------------------------------------------------------------------------------------------



10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contractholders through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2007 and 2006, RiverSource Life of NY received $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $90 thousand, $98 thousand, and $75 thousand for each of the years ended December 31, 2007, 2006 and 2005, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $83 thousand in 2007, $78 thousand in 2006 and $55 thousand in 2005.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2007, 2006 and 2005 were $144 thousand, $143 thousand and $128 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2007, 2006 and 2005, which are calculated on the basis of commission earnings of the individual financial advisors, were $11 thousand, $16 thousand, and $49 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $26.1 million and $29.0 million for 2007, 2006 and 2005, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2007, 2006 and 2005, RiverSource Life of NY paid cash dividends of $83 million, $25 million and $23 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other liabilities at December 31, 2007 and 2006 are $5.8 million and $1.3 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2007, 2006 and 2005, traditional life and universal life insurance inforce aggregated $10.3 billion, $9.6 billion and $9.0 billion, respectively, of which $5.4 billion, $4.5 billion and $3.7 billion were reinsured at the respective year ends. Life insurance inforce is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $33,729       $32,764       $36,202
Reinsurance ceded                                                  (6,925)       (5,661)       (6,006)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $26,804       $27,103       $30,196
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.5 million, $3.3 million and $3.3 million of reinsurance ceded for the years ended December 31, 2007, 2006 and 2005, respectively.

Reinsurance recovered from reinsurers amounted to $2.7 million, $3.1 million and $3.1 million, for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

12. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life of NY's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2007, the total net fair values, excluding accruals, of derivative assets were $19.1 million and derivative liabilities were $426 thousand. The net notional amount of derivatives as of December 31, 2007 was $395.1 million, consisting of $410.6 million purchased and $15.5 million written.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges
RiverSource Life of NY has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets of purchased derivatives for the year ended December 31 was as follows:

                                                                                   2007
-------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                   PURCHASED
-------------------------------------------------------------------------------------------
GMWB and GMAB                                                                     $18,923
-------------------------------------------------------------------------------------------
Total                                                                             $18,923
===========================================================================================



Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the Balance Sheets related to these contracts.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to the GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2007, the remaining payments RiverSource Life of NY is scheduled to make for these options total $14.3 million through December 31, 2022.

13. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2007 and 2006, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments at December 31:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
values                                                  $4,753,107    $4,753,107    $4,447,472    $4,447,472
Commercial mortgage loans, net                             226,481       223,045       255,110       260,005

FINANCIAL LIABILITIES
Net liabilities for which carrying values approximate
fair values                                             $    8,385    $    8,385    $     (945)   $     (945)
Fixed account reserves                                   1,308,317     1,281,504     1,464,602     1,430,427
Separate account liabilities                             2,736,820     2,615,643     2,298,810     2,202,737
-------------------------------------------------------------------------------------------------------------



FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally, these assets are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values were based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally, these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status were estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value was estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $94.9 million and $96.2 million as of December 31, 2007 and 2006, respectively. If the fair value of the fixed annuities were realized, the write-off of DAC and DSIC would be $20.6 million and $28.0 million as of December 31, 2007 and 2006, respectively.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Fair values of separate account liabilities, excluding life insurance-related elements of $350.4 million and $320.9 million as of December 31, 2007 and 2006, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of the DAC and DSIC associated with separate account liabilities of $122.2 million and $116.7 million as of December 31, 2007 and 2006, respectively.

14. COMMITMENTS AND CONTINGENCIES

At December 31, 2007 and 2006, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see Note
4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2007, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

15. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                 $42,496       $45,990      $ 44,210
Deferred acquisition costs                                         (6,453)       (8,454)      (14,469)
Deferred sales inducement costs                                    (4,220)       (3,877)       (2,577)
Adjustments of future policy benefit liabilities                   (4,408)       11,274       (10,343)
Deferred income tax expense                                         1,184         4,877        14,182
Net investment income                                              (4,744)           --            --
Provision for losses on investments                                    --            --          (500)
Interest maintenance reserves gain/loss transfer and
amortization                                                       (1,964)         (557)       (5,262)
Adjustment to separate account reserves                            19,189        17,774        14,075
Other, net                                                          2,084        (4,026)       (2,439)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income                                        $43,164       $63,001      $ 36,877
=======================================================================================================



The following table is a reconciliation of statutory-basis net income for 2007 previously reported to the New York Department of Insurance in the 2007 Annual Statement to the statutory-basis net income reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income, previously reported in the 2007 Annual Statement      $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income, adjusted                                              $43,164
===========================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 420,247     $ 468,990     $ 459,039
Deferred acquisition costs                                        (234,561)     (241,568)     (230,270)
Deferred sales inducements costs                                   (19,447)      (15,658)      (11,554)
Adjustments of future policy benefit liabilities                    54,115        44,707        27,866
Deferred income tax liabilities                                     45,272        46,869        57,340
Asset valuation reserve                                            (13,891)      (16,631)      (18,077)
Net unrealized loss (gain) on investments                           19,374        20,348          (557)
Adjustments of separate account liabilities                        107,739        94,387        76,613
Premiums due, deferred and in advance                                2,410         4,623           925
Deferred revenue liability                                           5,810         5,426         4,242
Reserves for commercial mortgage loan losses                         1,188         2,718         3,218
Non-admitted assets                                                (27,088)      (24,089)      (35,877)
Interest maintenance reserve                                       (11,807)       (9,867)       (9,310)
Reinsurance ceded reserves                                         (52,645)      (44,276)      (35,042)
Other, net                                                         (13,302)       (4,451)        1,116
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 283,414     $ 331,528     $ 289,672
=======================================================================================================



The following table is a reconciliation of statutory-basis capital and surplus as of December 31, 2007 previously reported to the New York Department of Insurance in the 2007 Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, previously reported in the 2007 Annual
Statement                                                                        $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


S-6343 F (5/08)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account

     Report of Independent Registered Public Accounting Firm dated April 24,
     2008.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2007.

     Statements of Operations for the year ended Dec. 31, 2007.

     Statements of Changes in Net Assets for the years ended Dec. 31, 2007 and 2006.

     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

     Report of Independent Registered Public Accounting Firm dated April 24,
     2008.

     Balance Sheets as of Dec. 31, 2007 and 2006.

     Statements of Income for the years ended Dec. 31, 2007, 2006 and 2005.

     Statements of Cash Flows for the years ended Dec. 31, 2007, 2006 and 2005.

     Statements of Stockholder's Equity for the three years ended Dec. 31, 2007, 2006 and 2005.

     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as
     Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as
     Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2    Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6  Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as
     Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's

     Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as
     Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as
     Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as Exhibit
     4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.17 toRegistrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.18 Form of SecureSource Single Life rider filed electronically as Exhibit 4.18 toRegistrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse

     Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
     Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April XX, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No.

     333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 24 is incorporated by reference.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as
     Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April XX, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc.,

     American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.


8.24 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April XX, 2008 is incorporated by reference herein.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.28 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and

     RiverSource Life Insurance Co. of New York filed electronically as Exhibit
     8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April XX, 2008 is incorporated by reference herein.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/ RiverSource Retirement Advisor Select Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity is filed electronically herewith.

10.4 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 31, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644 is incorporated herein by reference.

14.  Not applicable.



Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York


Name                      Principal Business Address*          Positions and Offices with Depositor
----                  ----------------------------------   -------------------------------------------
Gumer C. Alvero       1765 Ameriprise Financial Center     Director and Senior Vice President -
                      Minneapolis, MN 55474                Annuities

Timothy V. Bechtold   249 Ameriprise Financial Center      Director, President and Chief
                      Minneapolis, MN 55474                Executive Officer

Walter S. Berman      AMEX Tower WFC                       Vice President and Treasurer
                      200 Vesey St.
                      New York, NY

Maureen A. Buckley    20 Madison Ave. Extension            Director, Vice President, Chief
                      Albany, NY 12203                     Operating Officer, Chief Compliance Officer
                                                           Consumer Affairs Officer, Claims Officer
                                                           and Anti-Money Laundering Officer

Rodney P. Burwell     Xerxes Corporation                   Director
                      7901 Xerxes Ave. So.
                      Minneapolis, MN 55431-1253

Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President - Fund Relations

Robert R. Grew        Carter, Ledyard & Milburn            Director
                      2 Wall Street
                      New York, NY 10005-2072

Martin T. Griffin     172 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Ronald L. Guzior      Bollam, Sheedy, Torani               Director
                      & Co. LLP CPA's
                      26 Computer Drive West
                      Albany, NY 12205

Jim Hamalainen                                             Vice President - Investments

Gregory C. Johnson                                         Director

Michelle M. Keeley    257 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Jean B. Keffeler      1010 Swingley Rd.
                      Livingston, MT 5904                  Director

Timothy J. Masek                                           Vice President-Investments

Thomas R. McBurney    4900 IDS Center                      Director
                      80 South Eighth Street
                      Minneapolis, MN 55402

Jeryl A. Millner      138 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Thomas W. Murphy      264 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Thomas V. Nicolosi    Ameriprise Financial Services Inc.   Director
                      Suite 220
                      500 Mamaroneck Avenue
                      Harrison, NY 10528

Kevin E. Palmer                                            Vice President and Chief Actuary

David K. Stewart                                           Vice President and Controller

Michael R. Woodward   32 Ellicot St                        Director
                      Suite 100
                      Batavia, NY 14020

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Kentucky,Inc.       Kentucky
American Express Property Casualty Insurance Agency of Maryland,Inc.       Maryland
American Express Property Casualty Insurance Agency of Mississippi,Inc.    Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Capitive Insurance Company                                      Vermont
Ameriprise Capital Trust I                                                 Delaware
Ameriprise Capital Trust II                                                Delaware
Ameriprise Capital Trust III                                               Delaware
Ameriprise Capital Trust IV                                                Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Company                                               Wisconsin
Ameriprise Trust Company                                                   Minnesota
Boston Equity General Partner LLC                                          Delaware
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
IDS REO 1, LLC                                                             Minnesota
IDS REO 2, LLC                                                             Minnesota
Investors Syndicate Development Corporation                                Nevada
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets, Inc.                                                        Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource Service Corporation                                            Minnesota
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Threadneedle Asset Management Holdings Ltd.                                England

Item 27. Number of Contractowners

     As of March 31, 2008, there were 13,893 non-qualified contract owners and 20,239 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business       Positions and Offices with
          Address*                       Underwriter
---------------------------   ---------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice
                              President-Asset Management,
                              Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and Chief
                              Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and
                              President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474




(c) RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL      NET UNDERWRITING           COMPENSATION    BROKERAGE
UNDERWRITER            DISCOUNT AND COMMISSIONS   ON REDEMPTION   COMMISSIONS   COMPENSATION
--------------------   ------------------------   -------------   -----------   ------------
RiverSource
   Distributors, Inc.  $16,934,492                     None           None          None

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Co. of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
     1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 28th day of April, 2008.


                                   RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                   ACCOUNT

                                   By RiverSource Life Insurance Co. of New York
                                                     (Sponsor)


                                   By /s/ Timothy V. Bechtold*
                                      ------------------------------------------
                                      Timothy V. Bechtold
                                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.

SIGNATURE                          TITLE
---------                          -----


/s/ Gumer C. Alvero*               Director and Senior Vice President -
--------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*           Director, President and Chief
--------------------------------   Executive Officer
Timothy V. Bechtold                (Chief Executive Officer)


/s/ Maureen A. Buckley*            Director, Vice President, Chief Operating
--------------------------------   Officer, Consumer Affairs Officer, Claims
Maureen A. Buckley                 Officer and Anti-Money Laundering Officer


/s/ Rodney P. Burwell*             Director
--------------------------------
Rodney P. Burwell


/s/ Robert R. Grew*                Director
--------------------------------
Robert R. Grew



/s/ Martin T. Griffin*             Director
--------------------------------
Martin T. Griffin


/s/ Ronald L. Guzior*              Director
--------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*            Director
--------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*              Director
--------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*            Director
--------------------------------
Thomas R. McBurney


/s/ Jeryl A. Millner*              Director
--------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*            Director
--------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*              Vice President and Controller
--------------------------------   (Principal Financial Officer)
David K. Stewart                   (Principal Accounting Officer)



/s/ Michael R. Woodward*           Director
--------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 31, 2007, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644 and incorporated by reference., by:


/s/ Elisabeth A. Dahl
--------------------------------
Rodney J. Vessels
Assistant General Counsel

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 26 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for:

     RiverSource Retirement Advisor Variable Annuity
     RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other Information.

     The signatures.

                                  EXHIBIT INDEX

9. Opinion of counsel and consent to its use as the legality of the securities being registered.

10.1 - 10.4 Consents of Independent Registered Public Accounting Firm.